UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Fidelity Advisor Freedom Funds -
2055 and 2060 -

Class A, Class T and Class C

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014), except for Advisor Freedom 2060. For Advisor Freedom 2060, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period August 5, 2014 to September 30, 2014. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,013.20	$ 1.26*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,011.00	$ 2.52*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,009.30	$ 5.04*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.40	$ 5.04*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.50	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,016.60	$ 1.26*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,015.10	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,012.00	$ 5.04*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,012.20	$ 5.04*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,017.10	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,017.40	$ 1.26*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,016.70	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,014.30	$ 5.05*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.80	$ 5.05*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.50	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,019.00	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,017.60	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,016.00	$ 5.05*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,015.60	$ 5.05*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,020.30	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,020.20	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,018.70	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,017.20	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,016.90	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,022.10	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,021.70	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,021.00	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,018.10	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,017.80	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.60	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,022.80	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,021.50	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.20	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.10	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.10	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,023.80	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.50	$ 2.54*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.00	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.10	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.00	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,023.60	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.40	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.30	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.00	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.80	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,023.70	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.30	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.00	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.40	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.10	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,024.20	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.80	$ 2.54*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.60	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.90	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.70	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,024.10	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.70	$ 2.54*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.80	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.40	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2060
Class A	.25%
Actual		$ 1,000.00	$ 1,009.00	$ .39 C
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27 D
Class T	.50%
Actual		$ 1,000.00	$ 1,008.00	$ .78 C
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54 D
Class C	1.00%
Actual		$ 1,000.00	$ 1,007.00	$ 1.57 C
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06 D
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,009.00	$ .00 C
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period August 5, 2014 to September 30, 2014).

D Hypothetical expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* Expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	1.5	0.0
Fidelity Advisor Series Equity-Income Fund	3.2	2.9
Fidelity Advisor Series Growth & Income Fund	2.2	2.3
Fidelity Advisor Series Growth Opportunities Fund	1.4	1.4
Fidelity Advisor Series Opportunistic Insights Fund	1.4	1.3
Fidelity Advisor Series Small Cap Fund	0.8	0.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.1	1.9
Fidelity Series 100 Index Fund	0.9	0.8
Fidelity Series 1000 Value Index Fund	0.3	0.3
Fidelity Series All-Sector Equity Fund	2.1	1.9
Fidelity Series Commodity Strategy Fund	1.0	1.1
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	1.5
	18.1	17.4
International Equity Funds
Fidelity Series Emerging Markets Fund	1.8	1.5
Fidelity Series International Growth Fund	2.0	2.6
Fidelity Series International Small Cap Fund	0.4	0.6
Fidelity Series International Value Fund	2.4	2.5
	6.6	7.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	0.5	1.2
Fidelity Series High Income Fund	3.6	5.0
Fidelity Series Inflation-Protected Bond Index Fund	3.0	2.7
Fidelity Series Investment Grade Bond Fund	39.5	35.9
Fidelity Series Real Estate Income Fund	0.5	0.4
	47.7	45.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	12.2	13.4
Fidelity Institutional Money Market Portfolio Institutional Class	15.4	16.3
	27.6	29.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.1%
International Equity Funds	6.6%
Bond Funds	47.7%
Short-Term Funds	27.6%

Six months ago
Domestic Equity Funds**	17.4%
International Equity Funds	7.2%
Bond Funds	45.7%
Short-Term Funds	29.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	406,528	$ 4,219,763
Fidelity Advisor Series Equity-Income Fund (c)	673,008	8,789,491
Fidelity Advisor Series Growth & Income Fund (c)	446,564	6,006,292
Fidelity Advisor Series Growth Opportunities Fund (c)	355,887	3,928,998
Fidelity Advisor Series Opportunistic Insights Fund (c)	260,488	3,886,483
Fidelity Advisor Series Small Cap Fund (c)	205,057	2,169,502
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	427,036	5,718,007
Fidelity Series 100 Index Fund (c)	188,864	2,474,117
Fidelity Series 1000 Value Index Fund (c)	80,103	897,151
Fidelity Series All-Sector Equity Fund (c)	386,824	5,763,672
Fidelity Series Commodity Strategy Fund (a)(c)	352,324	2,617,765
Fidelity Series Real Estate Equity Fund (c)	43,243	551,784
Fidelity Series Small Cap Opportunities Fund (c)	214,786	2,611,802
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,462,372)		49,634,827
International Equity Funds - 6.6%

Fidelity Series Emerging Markets Fund (c)	271,532	4,844,132
Fidelity Series International Growth Fund (c)	382,449	5,342,808
Fidelity Series International Small Cap Fund (c)	79,334	1,220,159
Fidelity Series International Value Fund (c)	601,561	6,526,932
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,240,471)		17,934,031
Bond Funds - 47.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	173,393	$ 1,775,542
Fidelity Series Floating Rate High Income Fund (c)	132,824	1,372,069
Fidelity Series High Income Fund (c)	964,325	9,855,402
Fidelity Series Inflation-Protected Bond Index Fund (c)	822,344	8,157,656
Fidelity Series Investment Grade Bond Fund (c)	9,535,159	108,224,051
Fidelity Series Real Estate Income Fund (c)	117,240	1,294,326
TOTAL BOND FUNDS (Cost $127,387,244)		130,679,046
Short-Term Funds - 27.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	3,553,971	33,229,627
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	42,248,473	42,248,473
TOTAL SHORT-TERM FUNDS (Cost $74,650,568)		75,478,100
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $257,740,655)		273,726,004
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,791)
NET ASSETS - 100%		$ 273,674,213
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 4,471,962	$ 406,084	$ -	$ 4,219,763
Fidelity Advisor Equity Growth Fund Institutional Class	4,369,329	127,833	4,563,281	-	-
Fidelity Advisor Series Equity-Income Fund	8,419,925	1,819,823	1,772,273	80,688	8,789,491
Fidelity Advisor Series Growth & Income Fund	6,522,670	735,051	1,408,755	52,867	6,006,292
Fidelity Advisor Series Growth Opportunities Fund	4,134,051	-	331,089	-	3,928,998
Fidelity Advisor Series Opportunistic Insights Fund	3,784,677	655,868	788,491	-	3,886,483
Fidelity Advisor Series Small Cap Fund	2,344,812	324,798	503,228	-	2,169,502
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,436,742	1,191,865	1,195,231	-	5,718,007
Fidelity Advisor Short Fixed-Income Fund Institutional Class	38,772,455	3,856,184	9,408,014	161,651	33,229,627
Fidelity Institutional Money Market Portfolio Institutional Class	47,424,506	4,413,615	9,589,648	19,152	42,248,473
Fidelity Series 100 Index Fund	2,426,817	402,319	524,632	-	2,474,117
Fidelity Series 1000 Value Index Fund	983,936	115,389	244,869	-	897,151
Fidelity Series All-Sector Equity Fund	5,512,223	1,174,852	1,205,528	-	5,763,672
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 3,108,298	$ 490,937	$ 605,884	$ -	$ 2,617,765
Fidelity Series Emerging Markets Debt Fund	1,361,591	711,385	292,538	48,308	1,775,542
Fidelity Series Emerging Markets Fund	4,459,691	697,245	483,807	-	4,844,132
Fidelity Series Floating Rate High Income Fund	3,386,915	286,281	2,277,232	62,901	1,372,069
Fidelity Series High Income Fund	14,699,403	1,092,243	5,536,600	339,677	9,855,402
Fidelity Series Inflation-Protected Bond Index Fund	8,029,494	1,383,485	1,306,733	6,900	8,157,656
Fidelity Series International Growth Fund	7,505,601	563,775	2,668,099	-	5,342,808
Fidelity Series International Small Cap Fund	1,747,432	129,386	581,634	-	1,220,159
Fidelity Series International Value Fund	7,276,232	566,012	1,158,746	-	6,526,932
Fidelity Series Investment Grade Bond Fund	104,097,064	19,777,394	16,467,963	1,342,788	108,224,051
Fidelity Series Real Estate Equity Fund	591,989	106,632	141,728	5,044	551,784
Fidelity Series Real Estate Income Fund	1,075,648	461,474	212,244	33,155	1,294,326
Fidelity Series Small Cap Opportunities Fund	2,782,159	725,144	599,854	3,008	2,611,802
Total	$ 290,253,660	$ 46,280,952	$ 64,274,185	$ 2,156,139	$ 273,726,004
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $257,740,655) - See accompanying schedule		$ 273,726,004
Cash		16
Receivable for investments sold		335,978
Receivable for fund shares sold		297,821
Total assets		274,359,819

Liabilities
Payable for investments purchased	$ 70,734
Payable for fund shares redeemed	552,101
Distribution and service plan fees payable	62,771
Total liabilities		685,606

Net Assets		$ 273,674,213
Net Assets consist of:
Paid in capital		$ 254,768,985
Undistributed net investment income		300,076
Accumulated undistributed net realized gain (loss) on investments		2,619,803
Net unrealized appreciation (depreciation) on investments		15,985,349
Net Assets		$ 273,674,213
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,071,059 ÷ 12,105,732 shares)		$ 11.08

Maximum offering price per share (100/94.25 of $11.08)		$ 11.76
Class T: Net Asset Value and redemption price per share ($48,015,968 ÷ 4,339,569 shares)		$ 11.06

Maximum offering price per share (100/96.50 of $11.06)		$ 11.46
Class B: Net Asset Value and offering price per share ($1,417,175 ÷ 128,133 shares)A		$ 11.06

Class C: Net Asset Value and offering price per share ($15,318,113 ÷ 1,386,379 shares)A		$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,851,898 ÷ 6,740,573 shares)		$ 11.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,156,139

Expenses
Distribution and service plan fees	$ 388,161
Independent trustees' compensation	621
Total expenses before reductions	388,782
Expense reductions	(621)	388,161
Net investment income (loss)		1,767,978
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,621,563
Capital gain distributions from underlying funds	403,639
Total net realized gain (loss)		3,025,202
Change in net unrealized appreciation (depreciation) on underlying funds		(1,155,970)
Net gain (loss)		1,869,232
Net increase (decrease) in net assets resulting from operations		$ 3,637,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,767,978	$ 3,328,717
Net realized gain (loss)	3,025,202	9,533,291
Change in net unrealized appreciation (depreciation)	(1,155,970)	(2,199,958)
Net increase (decrease) in net assets resulting from operations	3,637,210	10,662,050
Distributions to shareholders from net investment income	(1,809,150)	(3,238,481)
Distributions to shareholders from net realized gain	(4,802,044)	(8,061,375)
Total distributions	(6,611,194)	(11,299,856)
Share transactions - net increase (decrease)	(13,537,851)	(36,661,667)
Total increase (decrease) in net assets	(16,511,835)	(37,299,473)

Net Assets
Beginning of period	290,186,048	327,485,521
End of period (including undistributed net investment income of $300,076 and undistributed net investment income of $341,248, respectively)	$ 273,674,213	$ 290,186,048

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74
Income from Investment Operations
Net investment income (loss) E	.07	.12	.12	.15	.16	.22
Net realized and unrealized gain (loss)	.08	.28	.37	.21	.57	1.66
Total from investment operations	.15	.40	.49	.36	.73	1.88
Distributions from net investment income	(.07)	(.12)	(.12)	(.15)	(.16)	(.22)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.27) I	(.41)	(.26)	(.23)	(.23)	(.27) H
Net asset value, end of period	$ 11.08	$ 11.20	$ 11.21	$ 10.98	$ 10.85	$ 10.35
Total ReturnB, C, D	1.32%	3.65%	4.53%	3.34%	7.11%	21.74%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29% A	1.10%	1.08%	1.37%	1.48%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,071	$ 147,818	$ 176,876	$ 166,658	$ 157,695	$ 142,691
Portfolio turnover rate F	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.192 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73
Income from Investment Operations
Net investment income (loss) E	.06	.09	.09	.12	.13	.19
Net realized and unrealized gain (loss)	.06	.28	.38	.20	.57	1.67
Total from investment operations	.12	.37	.47	.32	.70	1.86
Distributions from net investment income	(.06)	(.09)	(.09)	(.12)	(.13)	(.19)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.25)	(.38)	(.23)	(.20)	(.20)	(.25) H
Net asset value, end of period	$ 11.06	$ 11.19	$ 11.20	$ 10.96	$ 10.84	$ 10.34
Total ReturnB, C, D	1.10%	3.40%	4.35%	3.01%	6.85%	21.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04% A	.85%	.83%	1.12%	1.23%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,016	$ 53,019	$ 53,734	$ 56,246	$ 57,404	$ 52,047
Portfolio turnover rate F	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Income from Investment Operations
Net investment income (loss)E	.03	.04	.04	.07	.08	.14
Net realized and unrealized gain (loss)	.07	.28	.37	.19	.58	1.67
Total from investment operations	.10	.32	.41	.26	.66	1.81
Distributions from net investment income	(.03)	(.04)	(.04)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.22)	(.33)	(.18)	(.14) I	(.15)	(.20) H
Net asset value, end of period	$ 11.06	$ 11.18	$ 11.19	$ 10.96	$ 10.84	$ 10.33
Total ReturnB, C, D	.93%	2.86%	3.80%	2.47%	6.39%	20.86%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54% A	.35%	.33%	.62%	.73%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,417	$ 1,681	$ 2,294	$ 2,889	$ 3,938	$ 5,319
Portfolio turnover rate F	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Income from Investment Operations
Net investment income (loss) E	.03	.04	.04	.07	.08	.14
Net realized and unrealized gain (loss)	.07	.28	.36	.20	.58	1.67
Total from investment operations	.10	.32	.40	.27	.66	1.81
Distributions from net investment income	(.03)	(.04)	(.04)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.22)	(.33)	(.18)	(.15)	(.15)	(.20) H
Net asset value, end of period	$ 11.05	$ 11.17	$ 11.18	$ 10.96	$ 10.84	$ 10.33
Total ReturnB, C, D	.94%	2.89%	3.70%	2.50%	6.42%	20.83%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54% A	.35%	.33%	.62%	.73%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,318	$ 15,735	$ 16,606	$ 17,170	$ 16,581	$ 14,697
Portfolio turnover rate F	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75
Income from Investment Operations
Net investment income (loss) D	.09	.15	.15	.18	.18	.24
Net realized and unrealized gain (loss)	.06	.29	.37	.20	.57	1.68
Total from investment operations	.15	.44	.52	.38	.75	1.92
Distributions from net investment income	(.09)	(.15)	(.14)	(.17)	(.19)	(.24)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.28)	(.44)	(.29) J	(.25)	(.25) I	(.30) H
Net asset value, end of period	$ 11.10	$ 11.23	$ 11.23	$ 11.00	$ 10.87	$ 10.37
Total ReturnB, C	1.35%	3.98%	4.75%	3.58%	7.36%	22.16%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54% A	1.35%	1.33%	1.62%	1.73%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,852	$ 71,933	$ 77,976	$ 60,248	$ 32,640	$ 18,137
Portfolio turnover rate E	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	2.6	0.0
Fidelity Advisor Series Equity-Income Fund	5.2	5.1
Fidelity Advisor Series Growth & Income Fund	3.6	3.5
Fidelity Advisor Series Growth Opportunities Fund	2.5	2.4
Fidelity Advisor Series Opportunistic Insights Fund	2.4	2.2
Fidelity Advisor Series Small Cap Fund	1.4	1.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	3.4
Fidelity Series 100 Index Fund	1.5	1.4
Fidelity Series 1000 Value Index Fund	0.6	0.6
Fidelity Series All-Sector Equity Fund	3.5	3.3
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	1.6	1.6
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	2.4
	29.6	28.9
International Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.5
Fidelity Series International Growth Fund	3.6	4.2
Fidelity Series International Small Cap Fund	0.8	1.0
Fidelity Series International Value Fund	3.9	4.3
	11.2	12.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.3	5.4
Fidelity Series Inflation-Protected Bond Index Fund	2.2	2.1
Fidelity Series Investment Grade Bond Fund	33.7	30.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	41.8	39.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	7.6	8.6
Fidelity Institutional Money Market Portfolio Institutional Class	9.8	10.8
	17.4	19.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.6%
International Equity Funds	11.2%
Bond Funds	41.8%
Short-Term Funds	17.4%

Six months ago
Domestic Equity Funds**	28.9%
International Equity Funds	12.0%
Bond Funds	39.7%
Short-Term Funds	19.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	710,230	$ 7,372,185
Fidelity Advisor Series Equity-Income Fund (c)	1,110,798	14,507,023
Fidelity Advisor Series Growth & Income Fund (c)	750,953	10,100,324
Fidelity Advisor Series Growth Opportunities Fund (c)	635,033	7,010,765
Fidelity Advisor Series Opportunistic Insights Fund (c)	443,672	6,619,587
Fidelity Advisor Series Small Cap Fund (c)	358,086	3,788,552
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	713,405	9,552,489
Fidelity Series 100 Index Fund (c)	327,801	4,294,195
Fidelity Series 1000 Value Index Fund (c)	143,292	1,604,871
Fidelity Series All-Sector Equity Fund (c)	649,874	9,683,121
Fidelity Series Commodity Strategy Fund (a)(c)	358,583	2,664,270
Fidelity Series Real Estate Equity Fund (c)	75,422	962,384
Fidelity Series Small Cap Opportunities Fund (c)	370,008	4,499,294
TOTAL DOMESTIC EQUITY FUNDS (Cost $69,626,151)		82,659,060
International Equity Funds - 11.2%

Fidelity Series Emerging Markets Fund (c)	456,325	8,140,829
Fidelity Series International Growth Fund (c)	706,687	9,872,423
Fidelity Series International Small Cap Fund (c)	146,639	2,255,305
Fidelity Series International Value Fund (c)	1,003,058	10,883,179
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,055,279)		31,151,736
Bond Funds - 41.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	181,679	$ 1,860,398
Fidelity Series Floating Rate High Income Fund (c)	135,055	1,395,116
Fidelity Series High Income Fund (c)	1,165,608	11,912,517
Fidelity Series Inflation-Protected Bond Index Fund (c)	614,885	6,099,657
Fidelity Series Investment Grade Bond Fund (c)	8,286,930	94,056,660
Fidelity Series Real Estate Income Fund (c)	119,713	1,321,632
TOTAL BOND FUNDS (Cost $114,430,281)		116,645,980
Short-Term Funds - 17.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,282,657	21,342,845
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	27,220,711	27,220,711
TOTAL SHORT-TERM FUNDS (Cost $48,061,041)		48,563,556
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $257,172,752)		279,020,332
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56,760)
NET ASSETS - 100%		$ 278,963,572
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 7,549,668	$ 454,194	$ -	$ 7,372,185
Fidelity Advisor Equity Growth Fund Institutional Class	7,198,520	287,481	7,615,391	-	-
Fidelity Advisor Series Equity-Income Fund	15,060,068	999,322	2,171,814	147,915	14,507,023
Fidelity Advisor Series Growth & Income Fund	10,394,081	730,529	1,292,143	86,606	10,100,324
Fidelity Advisor Series Growth Opportunities Fund	7,154,850	4	377,245	-	7,010,765
Fidelity Advisor Series Opportunistic Insights Fund	6,475,954	440,174	720,089	-	6,619,587
Fidelity Advisor Series Small Cap Fund	4,025,656	312,479	560,235	-	3,788,552
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,917,977	494,562	1,411,488	-	9,552,489
Fidelity Advisor Short Fixed-Income Fund Institutional Class	25,429,176	1,045,324	5,138,598	107,152	21,342,845
Fidelity Institutional Money Market Portfolio Institutional Class	31,651,439	1,136,992	5,567,719	12,894	27,220,711
Fidelity Series 100 Index Fund	4,201,227	299,112	517,487	-	4,294,195
Fidelity Series 1000 Value Index Fund	1,699,627	73,333	248,894	-	1,604,871
Fidelity Series All-Sector Equity Fund	9,724,154	610,207	1,169,955	-	9,683,121
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 3,577,803	$ 119,958	$ 656,456	$ -	$ 2,664,270
Fidelity Series Emerging Markets Debt Fund	1,717,539	334,881	195,774	52,266	1,860,398
Fidelity Series Emerging Markets Fund	7,322,048	1,068,925	506,920	-	8,140,829
Fidelity Series Floating Rate High Income Fund	3,394,235	143,619	2,117,861	62,585	1,395,116
Fidelity Series High Income Fund	15,928,232	863,874	4,419,942	382,498	11,912,517
Fidelity Series Inflation-Protected Bond Index Fund	6,140,401	587,355	669,757	5,296	6,099,657
Fidelity Series International Growth Fund	12,483,392	380,385	2,876,163	-	9,872,423
Fidelity Series International Small Cap Fund	2,870,780	85,229	573,196	-	2,255,305
Fidelity Series International Value Fund	12,658,344	382,470	1,896,346	-	10,883,179
Fidelity Series Investment Grade Bond Fund	88,333,757	13,394,842	8,355,497	1,168,292	94,056,660
Fidelity Series Real Estate Equity Fund	1,127,969	101,719	264,517	9,579	962,384
Fidelity Series Real Estate Income Fund	1,348,853	143,141	142,748	34,443	1,321,632
Fidelity Series Small Cap Opportunities Fund	4,765,222	834,614	586,305	5,357	4,499,294
Total	$ 294,601,304	$ 32,420,199	$ 50,506,734	$ 2,074,883	$ 279,020,332
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $257,172,752) - See accompanying schedule		$ 279,020,332
Cash		81
Receivable for investments sold		667,690
Receivable for fund shares sold		245,457
Total assets		279,933,560

Liabilities
Payable for investments purchased	$ 249
Payable for fund shares redeemed	913,398
Distribution and service plan fees payable	56,341
Total liabilities		969,988

Net Assets		$ 278,963,572
Net Assets consist of:
Paid in capital		$ 251,506,004
Undistributed net investment income		1,728,407
Accumulated undistributed net realized gain (loss) on investments		3,881,581
Net unrealized appreciation (depreciation) on investments		21,847,580
Net Assets		$ 278,963,572
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($175,733,741 ÷ 14,454,286 shares)		$ 12.16

Maximum offering price per share (100/94.25 of $12.16)		$ 12.90
Class T: Net Asset Value and redemption price per share ($27,852,202 ÷ 2,293,774 shares)		$ 12.14

Maximum offering price per share (100/96.50 of $12.14)		$ 12.58
Class B: Net Asset Value and offering price per share ($750,316 ÷ 61,696 shares)A		$ 12.16

Class C: Net Asset Value and offering price per share ($7,782,683 ÷ 643,251 shares)A		$ 12.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,844,630 ÷ 5,460,483 shares)		$ 12.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,074,883

Expenses
Distribution and service plan fees	$ 345,225
Independent trustees' compensation	640
Total expenses before reductions	345,865
Expense reductions	(640)	345,225
Net investment income (loss)		1,729,658
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,700,007
Capital gain distributions from underlying funds	614,908
Total net realized gain (loss)		4,314,915
Change in net unrealized appreciation (depreciation) on underlying funds		(1,194,367)
Net gain (loss)		3,120,548
Net increase (decrease) in net assets resulting from operations		$ 4,850,206

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,729,658	$ 3,366,990
Net realized gain (loss)	4,314,915	10,744,552
Change in net unrealized appreciation (depreciation)	(1,194,367)	3,546,846
Net increase (decrease) in net assets resulting from operations	4,850,206	17,658,388
Distributions to shareholders from net investment income	(774,602)	(3,050,354)
Distributions to shareholders from net realized gain	(4,234,055)	(7,700,556)
Total distributions	(5,008,657)	(10,750,910)
Share transactions - net increase (decrease)	(15,419,114)	(22,629,477)
Total increase (decrease) in net assets	(15,577,565)	(15,721,999)

Net Assets
Beginning of period	294,541,137	310,263,136
End of period (including undistributed net investment income of $1,728,407 and undistributed net investment income of $773,351, respectively)	$ 278,963,572	$ 294,541,137

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Income from Investment Operations
Net investment income (loss) E	.07	.13	.13	.15	.15	.20
Net realized and unrealized gain (loss)	.13	.57	.53	.13	.97	2.53
Total from investment operations	.20	.70	.66	.28	1.12	2.73
Distributions from net investment income	(.03)	(.12)	(.13)	(.15)	(.15)	(.19)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.21)	(.43)	(.21) H	(.28)	(.24)	(.26)
Net asset value, end of period	$ 12.16	$ 12.17	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Total ReturnB, C, D	1.66%	5.98%	5.79%	2.53%	10.72%	33.91%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.18% A	1.10%	1.16%	1.37%	1.37%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,734	$ 187,224	$ 204,418	$ 193,977	$ 177,385	$ 155,482
Portfolio turnover rate F	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11	.13	.12	.17
Net realized and unrealized gain (loss)	.12	.57	.52	.12	.97	2.54
Total from investment operations	.18	.67	.63	.25	1.09	2.71
Distributions from net investment income	(.02)	(.10)	(.11)	(.12)	(.12)	(.17)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.20)	(.41)	(.18)	(.25)	(.21)	(.24)
Net asset value, end of period	$ 12.14	$ 12.16	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Total ReturnB, C, D	1.51%	5.68%	5.56%	2.25%	10.42%	33.61%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.93% A	.85%	.91%	1.12%	1.12%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,852	$ 29,912	$ 26,201	$ 22,316	$ 21,658	$ 23,113
Portfolio turnover rate F	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	.07	.07	.12
Net realized and unrealized gain (loss)	.12	.58	.52	.12	.97	2.53
Total from investment operations	.15	.62	.57	.19	1.04	2.65
Distributions from net investment income	(.01)	(.04)	(.04)	(.05)	(.07)	(.11)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.12)	(.09)	(.07)
Total distributions	(.19)	(.35)	(.11)	(.17)	(.15) H	(.18)
Net asset value, end of period	$ 12.16	$ 12.20	$ 11.93	$ 11.47	$ 11.45	$ 10.56
Total ReturnB, C, D	1.20%	5.22%	5.00%	1.73%	9.94%	32.90%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.43% A	.35%	.41%	.62%	.62%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 750	$ 1,059	$ 1,162	$ 1,571	$ 2,338	$ 2,986
Portfolio turnover rate F	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	.07	.07	.12
Net realized and unrealized gain (loss)	.12	.58	.52	.11	.97	2.53
Total from investment operations	.15	.62	.57	.18	1.04	2.65
Distributions from net investment income	(.01)	(.04)	(.05)	(.07)	(.07)	(.12)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.12)	(.09)	(.07)
Total distributions	(.19)	(.35)	(.12)	(.18) H	(.16)	(.19)
Net asset value, end of period	$ 12.10	$ 12.14	$ 11.87	$ 11.42	$ 11.42	$ 10.54
Total ReturnB, C, D	1.22%	5.28%	5.01%	1.66%	9.91%	32.90%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.43% A	.35%	.41%	.62%	.62%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,783	$ 8,910	$ 8,118	$ 8,053	$ 8,679	$ 9,377
Portfolio turnover rate F	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14
Income from Investment Operations
Net investment income (loss) D	.09	.16	.16	.18	.18	.22
Net realized and unrealized gain (loss)	.12	.58	.53	.11	.98	2.55
Total from investment operations	.21	.74	.69	.29	1.16	2.77
Distributions from net investment income	(.04)	(.15)	(.16)	(.18)	(.18)	(.21)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.22)	(.46)	(.23)	(.30) H	(.27)	(.28)
Net asset value, end of period	$ 12.24	$ 12.25	$ 11.97	$ 11.51	$ 11.52	$ 10.63
Total ReturnB, C	1.71%	6.29%	6.11%	2.67%	11.02%	34.28%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43% A	1.35%	1.41%	1.62%	1.62%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,845	$ 67,435	$ 70,364	$ 46,935	$ 35,069	$ 18,775
Portfolio turnover rate E	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.2	0.0
Fidelity Advisor Series Equity-Income Fund	6.2	6.0
Fidelity Advisor Series Growth & Income Fund	4.6	4.7
Fidelity Advisor Series Growth Opportunities Fund	3.2	3.0
Fidelity Advisor Series Opportunistic Insights Fund	2.9	2.7
Fidelity Advisor Series Small Cap Fund	1.6	1.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.1	3.9
Fidelity Series 100 Index Fund	1.8	1.7
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	4.3	4.2
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	1.9	2.0
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	3.1
	35.9	35.2
International Equity Funds
Fidelity Series Emerging Markets Fund	3.7	3.0
Fidelity Series International Growth Fund	4.5	5.2
Fidelity Series International Small Cap Fund	1.0	1.2
Fidelity Series International Value Fund	4.8	5.3
	14.0	14.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.4	5.6
Fidelity Series Inflation-Protected Bond Index Fund	1.7	1.7
Fidelity Series Investment Grade Bond Fund	30.5	26.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	38.3	36.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	6.2
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	7.8
	11.8	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.9%
International Equity Funds	14.0%
Bond Funds	38.3%
Short-Term Funds	11.8%

Six months ago
Domestic Equity Funds**	35.2%
International Equity Funds	14.7%
Bond Funds	36.1%
Short-Term Funds	14.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	2,461,829	$ 25,553,786
Fidelity Advisor Series Equity-Income Fund (c)	3,767,100	49,198,331
Fidelity Advisor Series Growth & Income Fund (c)	2,712,304	36,480,495
Fidelity Advisor Series Growth Opportunities Fund (c)	2,249,569	24,835,243
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,535,377	22,907,823
Fidelity Advisor Series Small Cap Fund (c)	1,168,114	12,358,650
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,396,987	32,095,649
Fidelity Series 100 Index Fund (c)	1,092,248	14,308,453
Fidelity Series 1000 Value Index Fund (c)	487,636	5,461,526
Fidelity Series All-Sector Equity Fund (c)	2,251,425	33,546,237
Fidelity Series Commodity Strategy Fund (a)(c)	1,011,449	7,515,066
Fidelity Series Real Estate Equity Fund (c)	261,198	3,332,882
Fidelity Series Small Cap Opportunities Fund (c)	1,251,990	15,224,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $235,493,965)		282,818,337
International Equity Funds - 14.0%

Fidelity Series Emerging Markets Fund (c)	1,624,414	28,979,546
Fidelity Series International Growth Fund (c)	2,520,817	35,215,811
Fidelity Series International Small Cap Fund (c)	523,119	8,045,566
Fidelity Series International Value Fund (c)	3,493,390	37,903,282
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $89,684,674)		110,144,205
Bond Funds - 38.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	514,927	$ 5,272,852
Fidelity Series Floating Rate High Income Fund (c)	382,159	3,947,706
Fidelity Series High Income Fund (c)	3,444,886	35,206,735
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,344,484	13,337,281
Fidelity Series Investment Grade Bond Fund (c)	21,223,671	240,888,661
Fidelity Series Real Estate Income Fund (c)	338,730	3,739,580
TOTAL BOND FUNDS (Cost $297,444,808)		302,392,815
Short-Term Funds - 11.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	4,367,383	40,835,036
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	52,544,156	52,544,156
TOTAL SHORT-TERM FUNDS (Cost $93,167,084)		93,379,192
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $715,790,531)		788,734,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(182,044)
NET ASSETS - 100%		$ 788,552,505
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 26,165,274	$ 1,589,547	$ -	$ 25,553,786
Fidelity Advisor Equity Growth Fund Institutional Class	26,651,508	47,165	27,119,578	-	-
Fidelity Advisor Series Equity-Income Fund	51,397,293	2,139,801	6,364,726	499,544	49,198,331
Fidelity Advisor Series Growth & Income Fund	40,679,760	1,452,528	6,681,778	336,855	36,480,495
Fidelity Advisor Series Growth Opportunities Fund	25,652,239	182	1,634,303	-	24,835,243
Fidelity Advisor Series Opportunistic Insights Fund	22,880,359	1,176,758	2,625,499	-	22,907,823
Fidelity Advisor Series Small Cap Fund	13,866,591	265,368	1,812,998	-	12,358,650
Fidelity Advisor Series Stock Selector Large Cap Value Fund	33,144,735	1,371,991	4,262,709	-	32,095,649
Fidelity Advisor Short Fixed-Income Fund Institutional Class	53,634,412	825,587	13,646,510	219,768	40,835,036
Fidelity Institutional Money Market Portfolio Institutional Class	67,008,658	806,645	15,271,146	26,547	52,544,156
Fidelity Series 100 Index Fund	14,856,796	293,213	1,910,182	-	14,308,453
Fidelity Series 1000 Value Index Fund	6,024,276	91,147	928,950	-	5,461,526
Fidelity Series All-Sector Equity Fund	36,412,220	544,539	5,286,241	-	33,546,237
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 10,317,190	$ 125,723	$ 1,863,681	$ -	$ 7,515,066
Fidelity Series Emerging Markets Debt Fund	4,955,256	912,176	605,142	148,450	5,272,852
Fidelity Series Emerging Markets Fund	25,946,811	3,828,316	1,680,892	-	28,979,546
Fidelity Series Floating Rate High Income Fund	9,579,900	400,192	5,963,013	173,073	3,947,706
Fidelity Series High Income Fund	48,328,406	1,873,512	13,591,979	1,151,872	35,206,735
Fidelity Series Inflation-Protected Bond Index Fund	14,761,732	394,699	1,939,569	12,333	13,337,281
Fidelity Series International Growth Fund	44,556,018	464,688	9,375,253	-	35,215,811
Fidelity Series International Small Cap Fund	10,384,441	104,661	1,991,632	-	8,045,566
Fidelity Series International Value Fund	45,093,645	464,619	6,735,023	-	37,903,282
Fidelity Series Investment Grade Bond Fund	228,793,251	33,308,098	22,976,554	2,968,327	240,888,661
Fidelity Series Real Estate Equity Fund	3,825,175	233,204	708,535	32,594	3,332,882
Fidelity Series Real Estate Income Fund	4,140,386	273,828	600,762	99,398	3,739,580
Fidelity Series Small Cap Opportunities Fund	16,951,796	2,059,930	2,065,348	17,516	15,224,196
Total	$ 859,842,854	$ 79,623,844	$ 159,231,550	$ 5,686,277	$ 788,734,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $715,790,531) - See accompanying schedule		$ 788,734,549
Cash		2
Receivable for investments sold		2,373,485
Receivable for fund shares sold		287,831
Total assets		791,395,867

Liabilities
Payable for investments purchased	$ 928
Payable for fund shares redeemed	2,661,947
Distribution and service plan fees payable	180,487
Total liabilities		2,843,362

Net Assets		$ 788,552,505
Net Assets consist of:
Paid in capital		$ 693,871,149
Undistributed net investment income		4,576,065
Accumulated undistributed net realized gain (loss) on investments		17,161,273
Net unrealized appreciation (depreciation) on investments		72,944,018
Net Assets		$ 788,552,505
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($469,519,322 ÷ 36,470,393 shares)		$ 12.87

Maximum offering price per share (100/94.25 of $12.87)		$ 13.66
Class T: Net Asset Value and redemption price per share ($112,846,545 ÷ 8,797,541 shares)		$ 12.83

Maximum offering price per share (100/96.50 of $12.83)		$ 13.30
Class B: Net Asset Value and offering price per share ($3,133,469 ÷ 243,648 shares)A		$ 12.86

Class C: Net Asset Value and offering price per share ($35,659,686 ÷ 2,800,054 shares)A		$ 12.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($167,393,483 ÷ 12,938,055 shares)		$ 12.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,686,277

Expenses
Distribution and service plan fees	$ 1,110,752
Independent trustees' compensation	1,844
Total expenses before reductions	1,112,596
Expense reductions	(1,844)	1,110,752
Net investment income (loss)		4,575,525
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,717,903
Capital gain distributions from underlying funds	2,079,411
Total net realized gain (loss)		17,797,314
Change in net unrealized appreciation (depreciation) on underlying funds		(7,218,498)
Net gain (loss)		10,578,816
Net increase (decrease) in net assets resulting from operations		$ 15,154,341

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,575,525	$ 10,170,782
Net realized gain (loss)	17,797,314	36,171,065
Change in net unrealized appreciation (depreciation)	(7,218,498)	20,852,752
Net increase (decrease) in net assets resulting from operations	15,154,341	67,194,599
Distributions to shareholders from net investment income	(1,957,562)	(9,511,361)
Distributions to shareholders from net realized gain	(14,868,571)	(28,968,103)
Total distributions	(16,826,133)	(38,479,464)
Share transactions - net increase (decrease)	(69,426,304)	(79,585,074)
Total increase (decrease) in net assets	(71,098,096)	(50,869,939)

Net Assets
Beginning of period	859,650,601	910,520,540
End of period (including undistributed net investment income of $4,576,065 and undistributed net investment income of $1,958,102, respectively)	$ 788,552,505	$ 859,650,601

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19
Income from Investment Operations
Net investment income (loss) E	.07	.15	.16	.17	.15	.21
Net realized and unrealized gain (loss)	.15	.82	.70	.12	1.17	2.76
Total from investment operations	.22	.97	.86	.29	1.32	2.97
Distributions from net investment income	(.03)	(.14)	(.16)	(.17)	(.17)	(.21)
Distributions from net realized gain	(.23)	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.26)	(.56)	(.25)	(.32) I	(.27)	(.29) H
Net asset value, end of period	$ 12.87	$ 12.91	$ 12.50	$ 11.89	$ 11.92	$ 10.87
Total ReturnB, C, D	1.74%	7.86%	7.33%	2.63%	12.27%	36.51%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.12% A	1.15%	1.33%	1.48%	1.38%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 469,519	$ 502,834	$ 540,980	$ 552,770	$ 536,999	$ 478,025
Portfolio turnover rate F	19%A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16
Income from Investment Operations
Net investment income (loss) E	.06	.11	.13	.14	.13	.18
Net realized and unrealized gain (loss)	.15	.83	.69	.13	1.15	2.76
Total from investment operations	.21	.94	.82	.27	1.28	2.94
Distributions from net investment income	(.02)	(.11)	(.13)	(.14)	(.13)	(.19)
Distributions from net realized gain	(.23)	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.25)	(.53)	(.22)	(.29) I	(.23)	(.27) H
Net asset value, end of period	$ 12.83	$ 12.87	$ 12.46	$ 11.86	$ 11.88	$ 10.83
Total ReturnB, C, D	1.67%	7.62%	6.98%	2.43%	11.95%	36.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.87% A	.90%	1.08%	1.23%	1.13%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,847	$ 124,997	$ 127,353	$ 132,044	$ 152,126	$ 204,059
Portfolio turnover rate F	19% A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

I Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15
Income from Investment Operations
Net investment income (loss) E	.02	.05	.07	.08	.07	.13
Net realized and unrealized gain (loss)	.16	.82	.70	.13	1.15	2.76
Total from investment operations	.18	.87	.77	.21	1.22	2.89
Distributions from net investment income	- H	(.03)	(.06)	(.07)	(.07)	(.13)
Distributions from net realized gain	(.23)	(.41)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.23)	(.45) K	(.15)	(.21) J	(.17)	(.22) I
Net asset value, end of period	$ 12.86	$ 12.91	$ 12.49	$ 11.87	$ 11.87	$ 10.82
Total ReturnB, C, D	1.43%	7.01%	6.51%	1.90%	11.37%	35.54%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37% A	.41%	.58%	.73%	.63%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,133	$ 3,921	$ 6,474	$ 9,154	$ 15,842	$ 22,468
Portfolio turnover rate F	19% A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

K Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.02	.05	.07	.08	.07	.13
Net realized and unrealized gain (loss)	.17	.81	.69	.13	1.14	2.74
Total from investment operations	.19	.86	.76	.21	1.21	2.87
Distributions from net investment income	(.01)	(.05)	(.07)	(.08)	(.08)	(.14)
Distributions from net realized gain	(.23)	(.41)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.24)	(.46)	(.16)	(.23)	(.18)	(.22) H
Net asset value, end of period	$ 12.74	$ 12.79	$ 12.39	$ 11.79	$ 11.81	$ 10.78
Total ReturnB, C, D	1.48%	7.04%	6.49%	1.90%	11.33%	35.45%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37% A	.40%	.58%	.73%	.63%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,660	$ 36,622	$ 38,562	$ 38,423	$ 44,764	$ 47,178
Portfolio turnover rate F	19% A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22
Income from Investment Operations
Net investment income (loss) D	.09	.18	.19	.20	.18	.23
Net realized and unrealized gain (loss)	.16	.82	.70	.13	1.17	2.78
Total from investment operations	.25	1.00	.89	.33	1.35	3.01
Distributions from net investment income	(.04)	(.17)	(.19)	(.20)	(.20)	(.23)
Distributions from net realized gain	(.23)	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.27)	(.59)	(.28)	(.35) I	(.30)	(.32) H
Net asset value, end of period	$ 12.94	$ 12.96	$ 12.55	$ 11.94	$ 11.96	$ 10.91
Total ReturnB, C	1.95%	8.10%	7.56%	2.97%	12.50%	36.80%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.37% A	1.40%	1.58%	1.73%	1.63%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,393	$ 191,276	$ 197,152	$ 156,459	$ 115,490	$ 75,569
Portfolio turnover rate E	19% A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.7	0.0
Fidelity Advisor Series Equity-Income Fund	7.2	7.0
Fidelity Advisor Series Growth & Income Fund	5.3	5.4
Fidelity Advisor Series Growth Opportunities Fund	3.6	3.4
Fidelity Advisor Series Opportunistic Insights Fund	3.4	3.1
Fidelity Advisor Series Small Cap Fund	1.8	1.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.7	4.5
Fidelity Series 100 Index Fund	2.1	1.9
Fidelity Series 1000 Value Index Fund	0.8	0.7
Fidelity Series All-Sector Equity Fund	4.9	4.9
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.2	2.3
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	3.6
	41.2	40.4
International Equity Funds
Fidelity Series Emerging Markets Fund	4.1	3.5
Fidelity Series International Growth Fund	5.3	5.9
Fidelity Series International Small Cap Fund	1.2	1.4
Fidelity Series International Value Fund	5.6	6.0
	16.2	16.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.4	5.8
Fidelity Series Inflation-Protected Bond Index Fund	1.4	1.3
Fidelity Series Investment Grade Bond Fund	27.9	23.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	35.3	33.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.1	4.3
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	5.5
	7.3	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	41.2%
International Equity Funds	16.2%
Bond Funds	35.3%
Short-Term Funds	7.3%

Six months ago
Domestic Equity Funds**	40.4%
International Equity Funds	16.8%
Bond Funds	33.0%
Short-Term Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,304,532	$ 65,441,042
Fidelity Advisor Series Equity-Income Fund (c)	9,643,542	125,944,660
Fidelity Advisor Series Growth & Income Fund (c)	6,936,586	93,297,080
Fidelity Advisor Series Growth Opportunities Fund (c)	5,760,365	63,594,433
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,936,148	58,727,335
Fidelity Advisor Series Small Cap Fund (c)	3,053,281	32,303,709
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,130,368	82,085,627
Fidelity Series 100 Index Fund (c)	2,743,915	35,945,280
Fidelity Series 1000 Value Index Fund (c)	1,241,771	13,907,832
Fidelity Series All-Sector Equity Fund (c)	5,754,965	85,748,976
Fidelity Series Commodity Strategy Fund (a)(c)	2,258,385	16,779,803
Fidelity Series Real Estate Equity Fund (c)	665,449	8,491,127
Fidelity Series Small Cap Opportunities Fund (c)	3,185,287	38,733,086
TOTAL DOMESTIC EQUITY FUNDS (Cost $600,730,880)		720,999,990
International Equity Funds - 16.2%

Fidelity Series Emerging Markets Fund (c)	4,038,315	72,043,531
Fidelity Series International Growth Fund (c)	6,605,793	92,282,934
Fidelity Series International Small Cap Fund (c)	1,370,970	21,085,513
Fidelity Series International Value Fund (c)	9,012,184	97,782,196
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $227,371,349)		283,194,174
Bond Funds - 35.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,146,842	$ 11,743,657
Fidelity Series Floating Rate High Income Fund (c)	850,105	8,781,582
Fidelity Series High Income Fund (c)	7,491,232	76,560,391
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,465,287	24,455,650
Fidelity Series Investment Grade Bond Fund (c)	42,978,007	487,800,385
Fidelity Series Real Estate Income Fund (c)	749,661	8,276,260
TOTAL BOND FUNDS (Cost $607,157,752)		617,617,925
Short-Term Funds - 7.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,910,881	55,266,739
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	73,160,386	73,160,386
TOTAL SHORT-TERM FUNDS (Cost $126,947,392)		128,427,125
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,562,207,373)		1,750,239,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397,056)
NET ASSETS - 100%		$ 1,749,842,158
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 66,648,793	$ 3,702,636	$ -	$ 65,441,042
Fidelity Advisor Equity Growth Fund Institutional Class	68,069,520	212,998	69,391,175	-	-
Fidelity Advisor Series Equity-Income Fund	132,307,650	3,439,564	15,068,055	1,290,630	125,944,660
Fidelity Advisor Series Growth & Income Fund	101,882,993	3,204,648	14,387,716	842,225	93,297,080
Fidelity Advisor Series Growth Opportunities Fund	64,302,206	799	2,799,602	-	63,594,433
Fidelity Advisor Series Opportunistic Insights Fund	59,143,879	2,017,586	6,223,184	-	58,727,335
Fidelity Advisor Series Small Cap Fund	36,011,492	380,392	4,204,152	-	32,303,709
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,854,048	2,643,998	10,115,091	-	82,085,627
Fidelity Advisor Short Fixed-Income Fund Institutional Class	81,766,853	1,039,865	27,581,201	334,963	55,266,739
Fidelity Institutional Money Market Portfolio Institutional Class	102,948,070	737,558	30,525,242	40,681	73,160,386
Fidelity Series 100 Index Fund	36,277,966	1,383,837	4,333,060	-	35,945,280
Fidelity Series 1000 Value Index Fund	13,082,904	1,775,104	1,591,587	-	13,907,832
Fidelity Series All-Sector Equity Fund	92,277,856	1,015,995	12,325,286	-	85,748,976
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 22,331,388	$ 183,520	$ 3,354,178	$ -	$ 16,779,803
Fidelity Series Emerging Markets Debt Fund	10,613,949	2,310,230	1,188,235	324,620	11,743,657
Fidelity Series Emerging Markets Fund	65,520,421	7,969,423	3,813,031	-	72,043,531
Fidelity Series Floating Rate High Income Fund	20,981,485	863,746	12,911,165	382,184	8,781,582
Fidelity Series High Income Fund	109,868,417	4,035,588	34,250,890	2,588,520	76,560,391
Fidelity Series Inflation-Protected Bond Index Fund	24,365,652	2,481,339	2,540,753	20,835	24,455,650
Fidelity Series International Growth Fund	112,372,553	842,409	19,826,062	-	92,282,934
Fidelity Series International Small Cap Fund	26,592,348	190,587	4,536,355	-	21,085,513
Fidelity Series International Value Fund	113,600,676	874,018	14,353,622	-	97,782,196
Fidelity Series Investment Grade Bond Fund	449,767,050	75,403,165	40,816,328	5,872,003	487,800,385
Fidelity Series Real Estate Equity Fund	8,644,837	1,012,014	1,054,487	78,406	8,491,127
Fidelity Series Real Estate Income Fund	9,066,091	482,803	1,107,563	219,868	8,276,260
Fidelity Series Small Cap Opportunities Fund	43,540,057	4,469,106	4,881,841	44,871	38,733,086
Total	$ 1,890,190,361	$ 185,619,085	$ 346,882,497	$ 12,039,806	$ 1,750,239,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,562,207,373) - See accompanying schedule		$ 1,750,239,214
Receivable for investments sold		1,855,035
Receivable for fund shares sold		1,350,607
Total assets		1,753,444,856

Liabilities
Payable for investments purchased	$ 84,465
Payable for fund shares redeemed	3,140,957
Distribution and service plan fees payable	377,276
Total liabilities		3,602,698

Net Assets		$ 1,749,842,158
Net Assets consist of:
Paid in capital		$ 1,512,571,332
Undistributed net investment income		9,703,245
Accumulated undistributed net realized gain (loss) on investments		39,535,740
Net unrealized appreciation (depreciation) on investments		188,031,841
Net Assets		$ 1,749,842,158

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,020,287,142 ÷ 79,511,688 shares)		$ 12.83

Maximum offering price per share (100/94.25 of $12.83)		$ 13.61
Class T: Net Asset Value and redemption price per share ($213,067,764 ÷ 16,640,048 shares)		$ 12.80

Maximum offering price per share (100/96.50 of $12.80)		$ 13.26
Class B: Net Asset Value and offering price per share ($9,995,311 ÷ 781,597 shares)A		$ 12.79

Class C: Net Asset Value and offering price per share ($72,574,234 ÷ 5,710,760 shares)A		$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($433,917,707 ÷ 33,549,095 shares)		$ 12.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,039,806

Expenses
Distribution and service plan fees	$ 2,317,024
Independent trustees' compensation	4,067
Total expenses before reductions	2,321,091
Expense reductions	(4,067)	2,317,024
Net investment income (loss)		9,722,782
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	36,335,148
Capital gain distributions from underlying funds	5,149,636
Total net realized gain (loss)		41,484,784
Change in net unrealized appreciation (depreciation) on underlying funds		(15,022,882)
Net gain (loss)		26,461,902
Net increase (decrease) in net assets resulting from operations		$ 36,184,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,722,782	$ 22,908,975
Net realized gain (loss)	41,484,784	80,917,308
Change in net unrealized appreciation (depreciation)	(15,022,882)	53,175,889
Net increase (decrease) in net assets resulting from operations	36,184,684	157,002,172
Distributions to shareholders from net investment income	(3,982,064)	(21,780,486)
Distributions to shareholders from net realized gain	(36,004,470)	(75,463,568)
Total distributions	(39,986,534)	(97,244,054)
Share transactions - net increase (decrease)	(136,150,041)	(135,136,394)
Total increase (decrease) in net assets	(139,951,891)	(75,378,276)

Net Assets
Beginning of period	1,889,794,049	1,965,172,325
End of period (including undistributed net investment income of $9,703,245 and undistributed net investment income of $3,962,527, respectively)	$ 1,749,842,158	$ 1,889,794,049

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05
Income from Investment Operations
Net investment income (loss) E	.07	.15	.16	.17	.16	.20
Net realized and unrealized gain (loss)	.17	.89	.71	.13	1.16	2.84
Total from investment operations	.24	1.04	.87	.30	1.32	3.04
Distributions from net investment income	(.03)	(.15)	(.16)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.25)	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.28)	(.64) I	(.25)	(.32)	(.26)	(.28) H
Net asset value, end of period	$ 12.83	$ 12.87	$ 12.47	$ 11.85	$ 11.87	$ 10.81
Total ReturnB, C, D	1.90%	8.54%	7.45%	2.71%	12.36%	37.95%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.07% A	1.19%	1.36%	1.50%	1.42%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,020,287	$ 1,086,606	$ 1,181,020	$ 1,101,302	$ 1,004,955	$ 830,024
Portfolio turnover rate F	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

I Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04
Income from Investment Operations
Net investment income (loss) E	.05	.12	.13	.14	.13	.18
Net realized and unrealized gain (loss)	.17	.88	.72	.13	1.16	2.82
Total from investment operations	.22	1.00	.85	.27	1.29	3.00
Distributions from net investment income	(.02)	(.11)	(.13)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.25)	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.27)	(.61)	(.22)	(.29)	(.23)	(.25) H
Net asset value, end of period	$ 12.80	$ 12.85	$ 12.46	$ 11.83	$ 11.85	$ 10.79
Total ReturnB, C, D	1.76%	8.20%	7.28%	2.44%	12.09%	37.53%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.82% A	.94%	1.11%	1.25%	1.17%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,068	$ 226,663	$ 227,022	$ 213,366	$ 236,106	$ 225,384
Portfolio turnover rate F	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02
Income from Investment Operations
Net investment income (loss) E	.02	.06	.07	.09	.07	.13
Net realized and unrealized gain (loss)	.18	.88	.71	.13	1.16	2.82
Total from investment operations	.20	.94	.78	.22	1.23	2.95
Distributions from net investment income	-	(.05)	(.06)	(.07)	(.07)	(.12)
Distributions from net realized gain	(.25)	(.49)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.25)	(.54)	(.15)	(.23) I	(.17)	(.21) H
Net asset value, end of period	$ 12.79	$ 12.84	$ 12.44	$ 11.81	$ 11.82	$ 10.76
Total ReturnB, C, D	1.60%	7.68%	6.65%	1.95%	11.51%	36.85%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.32% A	.44%	.61%	.75%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,995	$ 12,232	$ 17,411	$ 23,552	$ 32,762	$ 35,932
Portfolio turnover rate F	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.02	.05	.07	.09	.07	.13
Net realized and unrealized gain (loss)	.18	.88	.71	.13	1.15	2.82
Total from investment operations	.20	.93	.78	.22	1.22	2.95
Distributions from net investment income	- H	(.06)	(.07)	(.09)	(.07)	(.13)
Distributions from net realized gain	(.25)	(.49)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.26) J	(.55)	(.16)	(.24)	(.17)	(.21) I
Net asset value, end of period	$ 12.71	$ 12.77	$ 12.39	$ 11.77	$ 11.79	$ 10.74
Total ReturnB, C, D	1.56%	7.65%	6.70%	1.98%	11.49%	36.97%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.32% A	.44%	.61%	.75%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,574	$ 75,682	$ 72,115	$ 70,220	$ 70,396	$ 64,801
Portfolio turnover rate F	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.252 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09
Income from Investment Operations
Net investment income (loss) D	.09	.18	.19	.20	.19	.23
Net realized and unrealized gain (loss)	.17	.90	.72	.14	1.17	2.85
Total from investment operations	.26	1.08	.91	.34	1.36	3.08
Distributions from net investment income	(.04)	(.18)	(.19)	(.19)	(.19)	(.22)
Distributions from net realized gain	(.25)	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.29)	(.68)	(.28)	(.35) I	(.29)	(.30) H
Net asset value, end of period	$ 12.93	$ 12.96	$ 12.56	$ 11.93	$ 11.94	$ 10.87
Total ReturnB, C	2.03%	8.75%	7.74%	3.01%	12.67%	38.30%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.32% A	1.44%	1.61%	1.75%	1.67%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 433,918	$ 488,611	$ 467,604	$ 348,068	$ 238,655	$ 137,487
Portfolio turnover rate E	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.2	0.0
Fidelity Advisor Series Equity-Income Fund	8.0	7.8
Fidelity Advisor Series Growth & Income Fund	5.9	6.0
Fidelity Advisor Series Growth Opportunities Fund	4.0	3.6
Fidelity Advisor Series Opportunistic Insights Fund	3.6	3.5
Fidelity Advisor Series Small Cap Fund	2.1	2.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.2	4.8
Fidelity Series 100 Index Fund	2.3	2.2
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.4	5.3
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.4	2.6
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	4.1
	45.5	44.5
International Equity Funds
Fidelity Series Emerging Markets Fund	4.6	3.9
Fidelity Series International Growth Fund	5.9	6.6
Fidelity Series International Small Cap Fund	1.3	1.5
Fidelity Series International Value Fund	6.0	6.6
	17.8	18.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	1.0
Fidelity Series High Income Fund	4.4	6.0
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.9
Fidelity Series Investment Grade Bond Fund	24.3	21.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	31.2	30.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.4	2.8
Fidelity Institutional Money Market Portfolio Institutional Class	3.1	3.5
	5.5	6.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	45.5%
International Equity Funds	17.8%
Bond Funds	31.2%
Short-Term Funds	5.5%

Six months ago
Domestic Equity Funds**	44.5%
International Equity Funds	18.6%
Bond Funds	30.6%
Short-Term Funds	6.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,241,303	$ 137,444,724
Fidelity Advisor Series Equity-Income Fund (c)	19,820,625	258,857,369
Fidelity Advisor Series Growth & Income Fund (c)	14,074,934	189,307,866
Fidelity Advisor Series Growth Opportunities Fund (c)	11,573,874	127,775,574
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,839,414	116,964,052
Fidelity Advisor Series Small Cap Fund (c)	6,270,326	66,340,047
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,662,061	169,544,990
Fidelity Series 100 Index Fund (c)	5,749,682	75,320,834
Fidelity Series 1000 Value Index Fund (c)	2,513,340	28,149,408
Fidelity Series All-Sector Equity Fund (c)	11,761,962	175,253,230
Fidelity Series Commodity Strategy Fund (a)(c)	4,187,482	31,112,992
Fidelity Series Real Estate Equity Fund (c)	1,356,710	17,311,622
Fidelity Series Small Cap Opportunities Fund (c)	6,515,048	79,222,986
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,245,121,104)		1,472,605,694
International Equity Funds - 17.8%

Fidelity Series Emerging Markets Fund (c)	8,287,079	147,841,493
Fidelity Series International Growth Fund (c)	13,603,634	190,042,767
Fidelity Series International Small Cap Fund (c)	2,823,510	43,425,580
Fidelity Series International Value Fund (c)	17,948,361	194,739,720
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $474,158,588)		576,049,560
Bond Funds - 31.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,132,842	$ 21,840,300
Fidelity Series Floating Rate High Income Fund (c)	1,580,521	16,326,787
Fidelity Series High Income Fund (c)	13,932,746	142,392,662
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,851,044	28,282,357
Fidelity Series Investment Grade Bond Fund (c)	69,224,306	785,695,872
Fidelity Series Real Estate Income Fund (c)	1,390,681	15,353,122
TOTAL BOND FUNDS (Cost $1,004,258,105)		1,009,891,100
Short-Term Funds - 5.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	8,298,704	77,592,886
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	99,748,174	99,748,174
TOTAL SHORT-TERM FUNDS (Cost $176,261,633)		177,341,060
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,899,799,430)		3,235,887,414
NET OTHER ASSETS (LIABILITIES) - 0.0%		(690,670)
NET ASSETS - 100%		$ 3,235,196,744
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 139,103,424	$ 6,846,417	$ -	$ 137,444,724
Fidelity Advisor Equity Growth Fund Institutional Class	138,952,414	586,162	141,884,524	-	-
Fidelity Advisor Series Equity-Income Fund	263,193,072	9,526,341	24,496,318	2,598,939	258,857,369
Fidelity Advisor Series Growth & Income Fund	204,640,504	7,913,237	28,504,979	1,688,508	189,307,866
Fidelity Advisor Series Growth Opportunities Fund	122,452,317	2,447,579	1,334,842	-	127,775,574
Fidelity Advisor Series Opportunistic Insights Fund	117,332,657	2,307,611	10,169,222	-	116,964,052
Fidelity Advisor Series Small Cap Fund	69,583,906	3,189,619	6,566,440	-	66,340,047
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,124,211	12,731,913	15,526,819	-	169,544,990
Fidelity Advisor Short Fixed-Income Fund Institutional Class	95,572,803	1,776,875	19,784,532	402,339	77,592,886
Fidelity Institutional Money Market Portfolio Institutional Class	118,288,330	1,508,072	20,048,228	48,230	99,748,174
Fidelity Series 100 Index Fund	74,325,330	2,517,617	6,991,325	-	75,320,834
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 30,074,450	$ 648,126	$ 3,944,356	$ -	$ 28,149,408
Fidelity Series All-Sector Equity Fund	178,294,761	3,774,401	16,314,781	-	175,253,230
Fidelity Series Commodity Strategy Fund	40,864,214	586,106	5,918,100	-	31,112,992
Fidelity Series Emerging Markets Debt Fund	22,690,533	853,630	1,813,912	627,038	21,840,300
Fidelity Series Emerging Markets Fund	133,192,392	16,591,419	6,650,298	-	147,841,493
Fidelity Series Floating Rate High Income Fund	35,648,893	1,712,948	20,753,094	679,506	16,326,787
Fidelity Series High Income Fund	203,741,125	8,936,942	64,279,534	4,947,071	142,392,662
Fidelity Series Inflation-Protected Bond Index Fund	30,235,429	505,134	2,699,079	25,773	28,282,357
Fidelity Series International Growth Fund	222,984,013	2,816,339	33,426,621	-	190,042,767
Fidelity Series International Small Cap Fund	50,730,785	727,904	5,675,207	-	43,425,580
Fidelity Series International Value Fund	224,576,763	2,643,074	27,715,378	-	194,739,720
Fidelity Series Investment Grade Bond Fund	728,739,921	103,101,936	51,860,551	9,611,864	785,695,872
Fidelity Series Real Estate Equity Fund	17,589,729	1,698,845	1,766,123	160,236	17,311,622
Fidelity Series Real Estate Income Fund	16,230,635	1,004,763	1,571,898	402,442	15,353,122
Fidelity Series Small Cap Opportunities Fund	86,870,526	8,567,272	7,176,368	93,042	79,222,986
Total	$ 3,389,929,713	$ 337,777,289	$ 533,718,946	$ 21,284,988	$ 3,235,887,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,899,799,430) - See accompanying schedule		$ 3,235,887,414
Cash		315
Receivable for investments sold		3,036,783
Receivable for fund shares sold		1,766,143
Receivable from affiliate for expense reductions		14
Total assets		3,240,690,669

Liabilities
Payable for investments purchased	$ 73,310
Payable for fund shares redeemed	4,731,748
Distribution and service plan fees payable	688,867
Total liabilities		5,493,925

Net Assets		$ 3,235,196,744
Net Assets consist of:
Paid in capital		$ 2,805,675,550
Undistributed net investment income		17,069,604
Accumulated undistributed net realized gain (loss) on investments		76,363,606
Net unrealized appreciation (depreciation) on investments		336,087,984
Net Assets		$ 3,235,196,744

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,837,216,359 ÷ 135,449,103 shares)		$ 13.56

Maximum offering price per share (100/94.25 of $13.56)		$ 14.39
Class T: Net Asset Value and redemption price per share ($442,558,014 ÷ 32,652,471 shares)		$ 13.55

Maximum offering price per share (100/96.50 of $13.55)		$ 14.04
Class B: Net Asset Value and offering price per share ($19,466,058 ÷ 1,438,075 shares)A		$ 13.54

Class C: Net Asset Value and offering price per share ($113,454,310 ÷ 8,436,798 shares)A		$ 13.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($822,502,003 ÷ 60,179,755 shares)		$ 13.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,284,988

Expenses
Distribution and service plan fees	$ 4,190,814
Independent trustees' compensation	7,383
Total expenses before reductions	4,198,197
Expense reductions	(7,383)	4,190,814
Net investment income (loss)		17,094,174
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	69,410,020
Capital gain distributions from underlying funds	10,344,040
Total net realized gain (loss)		79,754,060
Change in net unrealized appreciation (depreciation) on underlying funds		(27,510,350)
Net gain (loss)		52,243,710
Net increase (decrease) in net assets resulting from operations		$ 69,337,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,094,174	$ 40,767,832
Net realized gain (loss)	79,754,060	130,430,680
Change in net unrealized appreciation (depreciation)	(27,510,350)	128,202,291
Net increase (decrease) in net assets resulting from operations	69,337,884	299,400,803
Distributions to shareholders from net investment income	(6,581,753)	(39,035,868)
Distributions to shareholders from net realized gain	(54,541,314)	(136,956,119)
Total distributions	(61,123,067)	(175,991,987)
Share transactions - net increase (decrease)	(162,243,495)	(21,965,032)
Total increase (decrease) in net assets	(154,028,678)	101,443,784

Net Assets
Beginning of period	3,389,225,422	3,287,781,638
End of period (including undistributed net investment income of $17,069,604 and undistributed net investment income of $6,557,183, respectively)	$ 3,235,196,744	$ 3,389,225,422

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.19	.16	.20
Net realized and unrealized gain (loss)	.20	1.04	.78	.06	1.36	3.32
Total from investment operations	.27	1.20	.96	.25	1.52	3.52
Distributions from net investment income	(.03)	(.16)	(.18)	(.18)	(.17)	(.19)
Distributions from net realized gain	(.22)	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.25)	(.71)	(.26)	(.35) I	(.28)	(.28) H
Net asset value, end of period	$ 13.56	$ 13.54	$ 13.05	$ 12.35	$ 12.45	$ 11.21
Total ReturnB, C, D	2.02%	9.38%	7.91%	2.23%	13.73%	44.32%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.02%A	1.22%	1.44%	1.55%	1.43%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,837,216	$ 1,910,164	$ 1,944,691	$ 1,740,500	$ 1,557,402	$ 1,238,015
Portfolio turnover rate F	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.16	.13	.17
Net realized and unrealized gain (loss)	.20	1.03	.79	.05	1.37	3.32
Total from investment operations	.25	1.16	.94	.21	1.50	3.49
Distributions from net investment income	(.02)	(.13)	(.15)	(.15)	(.13)	(.16)
Distributions from net realized gain	(.22)	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.24)	(.67) K	(.23)	(.32) J	(.25) I	(.25) H
Net asset value, end of period	$ 13.55	$ 13.54	$ 13.05	$ 12.34	$ 12.45	$ 11.20
Total ReturnB, C, D	1.87%	9.11%	7.72%	1.86%	13.50%	44.02%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.77% A	.97%	1.19%	1.30%	1.18%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 442,558	$ 465,828	$ 430,153	$ 386,416	$ 424,707	$ 488,097
Portfolio turnover rate F	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

K Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94
Income from Investment Operations
Net investment income (loss) E	.02	.06	.09	.10	.08	.12
Net realized and unrealized gain (loss)	.21	1.03	.79	.06	1.35	3.31
Total from investment operations	.23	1.09	.88	.16	1.43	3.43
Distributions from net investment income	-	(.05)	(.08)	(.08)	(.08)	(.12)
Distributions from net realized gain	(.22)	(.54)	(.08)	(.17)	(.11)	(.09)
Total distributions	(.22)	(.60) I	(.16)	(.25)	(.19)	(.20) H
Net asset value, end of period	$ 13.54	$ 13.53	$ 13.04	$ 12.32	$ 12.41	$ 11.17
Total ReturnB, C, D	1.72%	8.49%	7.19%	1.39%	12.87%	43.34%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.27% A	.48%	.69%	.80%	.68%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,466	$ 24,060	$ 33,074	$ 43,138	$ 61,856	$ 71,888
Portfolio turnover rate F	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

I Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92
Income from Investment Operations
Net investment income (loss) E	.02	.06	.09	.10	.08	.12
Net realized and unrealized gain (loss)	.20	1.03	.78	.06	1.34	3.31
Total from investment operations	.22	1.09	.87	.16	1.42	3.43
Distributions from net investment income	- H	(.07)	(.08)	(.09)	(.08)	(.12)
Distributions from net realized gain	(.22)	(.54)	(.08)	(.17)	(.11)	(.09)
Total distributions	(.22)	(.61)	(.17) J	(.26)	(.19)	(.21) I
Net asset value, end of period	$ 13.45	$ 13.45	$ 12.97	$ 12.27	$ 12.37	$ 11.14
Total ReturnB, C, D	1.69%	8.57%	7.13%	1.43%	12.89%	43.38%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.27% A	.47%	.69%	.80%	.68%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,454	$ 113,194	$ 102,576	$ 97,550	$ 101,019	$ 93,237
Portfolio turnover rate F	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01
Income from Investment Operations
Net investment income (loss) D	.09	.20	.21	.22	.19	.22
Net realized and unrealized gain (loss)	.21	1.03	.80	.05	1.38	3.34
Total from investment operations	.30	1.23	1.01	.27	1.57	3.56
Distributions from net investment income	(.04)	(.19)	(.21)	(.21)	(.20)	(.21)
Distributions from net realized gain	(.22)	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.26)	(.74)	(.29)	(.38) I	(.31)	(.30) H
Net asset value, end of period	$ 13.67	$ 13.63	$ 13.14	$ 12.42	$ 12.53	$ 11.27
Total ReturnB, C	2.21%	9.58%	8.28%	2.39%	14.09%	44.65%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.27% A	1.47%	1.69%	1.80%	1.68%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 822,502	$ 875,979	$ 777,288	$ 555,462	$ 365,157	$ 214,905
Portfolio turnover rate E	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

I Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.1	0.0
Fidelity Advisor Series Equity-Income Fund	9.2	9.0
Fidelity Advisor Series Growth & Income Fund	6.7	6.7
Fidelity Advisor Series Growth Opportunities Fund	4.6	4.3
Fidelity Advisor Series Opportunistic Insights Fund	4.2	3.9
Fidelity Advisor Series Small Cap Fund	2.4	2.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.0	5.8
Fidelity Series 100 Index Fund	2.7	2.6
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	6.2	6.2
Fidelity Series Commodity Strategy Fund	0.9	1.3
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.9	3.0
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	5.0
	52.5	51.8
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	4.7
Fidelity Series International Growth Fund	6.9	7.7
Fidelity Series International Small Cap Fund	1.6	1.7
Fidelity Series International Value Fund	7.2	7.7
	21.3	21.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.9
Fidelity Series High Income Fund	4.7	6.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.5
Fidelity Series Investment Grade Bond Fund	18.6	17.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	25.5	26.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.3	0.2
Fidelity Institutional Money Market Portfolio Institutional Class	0.4	0.2
	0.7	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	52.5%
International Equity Funds	21.3%
Bond Funds	25.5%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	51.8%
International Equity Funds	21.8%
Bond Funds	26.0%
Short-Term Funds	0.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	15,582,372	$ 161,745,024
Fidelity Advisor Series Equity-Income Fund (c)	22,305,460	291,309,308
Fidelity Advisor Series Growth & Income Fund (c)	15,666,632	210,716,202
Fidelity Advisor Series Growth Opportunities Fund (c)	13,072,419	144,319,504
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,829,689	131,738,956
Fidelity Advisor Series Small Cap Fund (c)	7,114,804	75,274,628
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,275,843	191,153,537
Fidelity Series 100 Index Fund (c)	6,507,264	85,245,152
Fidelity Series 1000 Value Index Fund (c)	2,867,769	32,119,009
Fidelity Series All-Sector Equity Fund (c)	13,202,178	196,712,451
Fidelity Series Commodity Strategy Fund (a)(c)	4,073,463	30,265,830
Fidelity Series Real Estate Equity Fund (c)	1,528,651	19,505,588
Fidelity Series Small Cap Opportunities Fund (c)	7,488,053	91,054,723
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,403,044,737)		1,661,159,912
International Equity Funds - 21.3%

Fidelity Series Emerging Markets Fund (c)	9,906,137	176,725,492
Fidelity Series International Growth Fund (c)	15,519,916	216,813,227
Fidelity Series International Small Cap Fund (c)	3,221,307	49,543,702
Fidelity Series International Value Fund (c)	21,112,747	229,073,304
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $561,596,973)		672,155,725
Bond Funds - 25.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,065,316	$ 21,148,833
Fidelity Series Floating Rate High Income Fund (c)	1,546,843	15,978,892
Fidelity Series High Income Fund (c)	14,697,964	150,213,192
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,601,928	15,891,127
Fidelity Series Investment Grade Bond Fund (c)	51,775,737	587,654,610
Fidelity Series Real Estate Income Fund (c)	1,356,188	14,972,318
TOTAL BOND FUNDS (Cost $799,628,906)		805,858,972
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	976,903	9,134,047
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	12,639,614	12,639,614
TOTAL SHORT-TERM FUNDS (Cost $21,744,362)		21,773,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,786,014,978)		3,160,948,270
NET OTHER ASSETS (LIABILITIES) - 0.0%		(655,539)
NET ASSETS - 100%		$ 3,160,292,731
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 163,261,854	$ 7,637,932	$ -	$ 161,745,024
Fidelity Advisor Equity Growth Fund Institutional Class	161,175,772	1,245,516	165,192,797	-	-
Fidelity Advisor Series Equity-Income Fund	292,761,215	12,254,293	25,660,103	2,914,995	291,309,308
Fidelity Advisor Series Growth & Income Fund	218,330,109	9,974,612	23,199,900	1,845,634	210,716,202
Fidelity Advisor Series Growth Opportunities Fund	140,332,644	518,903	1,284,971	-	144,319,504
Fidelity Advisor Series Opportunistic Insights Fund	127,758,835	5,080,374	9,366,264	-	131,738,956
Fidelity Advisor Series Small Cap Fund	77,658,110	4,423,911	6,934,450	-	75,274,628
Fidelity Advisor Series Stock Selector Large Cap Value Fund	187,724,084	9,599,705	16,823,806	-	191,153,537
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,060,855	4,876,900	794,717	25,524	9,134,047
Fidelity Institutional Money Market Portfolio Institutional Class	8,293,580	5,356,632	1,010,598	3,893	12,639,614
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 83,351,878	$ 3,057,575	$ 7,372,362	$ -	$ 85,245,152
Fidelity Series 1000 Value Index Fund	33,723,065	839,480	4,018,809	-	32,119,009
Fidelity Series All-Sector Equity Fund	199,748,704	5,153,748	18,948,912	-	196,712,451
Fidelity Series Commodity Strategy Fund	41,746,724	828,766	7,942,826	-	30,265,830
Fidelity Series Emerging Markets Debt Fund	21,609,039	988,127	1,544,071	604,222	21,148,833
Fidelity Series Emerging Markets Fund	152,092,142	26,469,270	7,016,460	-	176,725,492
Fidelity Series Floating Rate High Income Fund	29,402,899	1,074,088	14,239,674	572,523	15,978,892
Fidelity Series High Income Fund	205,989,836	9,387,484	58,898,299	5,047,710	150,213,192
Fidelity Series Inflation-Protected Bond Index Fund	16,291,016	821,306	1,342,420	14,087	15,891,127
Fidelity Series International Growth Fund	251,954,473	4,745,158	37,236,245	-	216,813,227
Fidelity Series International Small Cap Fund	56,606,327	2,586,708	6,986,949	-	49,543,702
Fidelity Series International Value Fund	249,705,079	4,856,464	19,903,022	-	229,073,304
Fidelity Series Investment Grade Bond Fund	555,010,492	64,109,460	35,879,101	7,516,900	587,654,610
Fidelity Series Real Estate Equity Fund	20,247,127	1,636,549	2,158,563	182,988	19,505,588
Fidelity Series Real Estate Income Fund	15,544,088	1,075,526	1,339,521	391,528	14,972,318
Fidelity Series Small Cap Opportunities Fund	97,715,981	11,164,706	7,535,432	106,526	91,054,723
Total	$ 3,249,834,074	$ 355,387,115	$ 490,268,204	$ 19,226,530	$ 3,160,948,270
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,786,014,978) - See accompanying schedule		$ 3,160,948,270
Cash		58,201
Receivable for investments sold		5,820,743
Receivable for fund shares sold		2,195,447
Receivable from affiliate for expense reductions		23
Total assets		3,169,022,684

Liabilities
Payable for investments purchased	$ 30,194
Payable for fund shares redeemed	8,048,863
Distribution and service plan fees payable	650,896
Total liabilities		8,729,953

Net Assets		$ 3,160,292,731
Net Assets consist of:
Paid in capital		$ 2,688,488,687
Undistributed net investment income		15,264,657
Accumulated undistributed net realized gain (loss) on investments		81,606,095
Net unrealized appreciation (depreciation) on investments		374,933,292
Net Assets		$ 3,160,292,731

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,854,147,832 ÷ 138,633,470 shares)		$ 13.37

Maximum offering price per share (100/94.25 of $13.37)		$ 14.19
Class T: Net Asset Value and redemption price per share ($388,626,226 ÷ 29,022,809 shares)		$ 13.39

Maximum offering price per share (100/96.50 of $13.39)		$ 13.88
Class B: Net Asset Value and offering price per share ($14,331,885 ÷ 1,078,317 shares)A		$ 13.29

Class C: Net Asset Value and offering price per share ($91,966,817 ÷ 6,965,290 shares)A		$ 13.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($811,219,971 ÷ 60,154,429 shares)		$ 13.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,226,530

Expenses
Distribution and service plan fees	$ 3,924,188
Independent trustees' compensation	7,153
Total expenses before reductions	3,931,341
Expense reductions	(7,153)	3,924,188
Net investment income (loss)		15,302,342
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	73,845,168
Capital gain distributions from underlying funds	11,493,089
Total net realized gain (loss)		85,338,257
Change in net unrealized appreciation (depreciation) on underlying funds		(27,849,896)
Net gain (loss)		57,488,361
Net increase (decrease) in net assets resulting from operations		$ 72,790,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,302,342	$ 38,908,952
Net realized gain (loss)	85,338,257	122,398,133
Change in net unrealized appreciation (depreciation)	(27,849,896)	179,518,027
Net increase (decrease) in net assets resulting from operations	72,790,703	340,825,112
Distributions to shareholders from net investment income	(5,370,663)	(37,620,928)
Distributions to shareholders from net realized gain	(53,350,663)	(153,387,663)
Total distributions	(58,721,326)	(191,008,591)
Share transactions - net increase (decrease)	(102,963,879)	184,975,743
Total increase (decrease) in net assets	(88,894,502)	334,792,264

Net Assets
Beginning of period	3,249,187,233	2,914,394,969
End of period (including undistributed net investment income of $15,264,657 and undistributed net investment income of $5,332,978, respectively)	$ 3,160,292,731	$ 3,249,187,233

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51
Income from Investment Operations
Net investment income (loss) E	.06	.16	.18	.18	.16	.18
Net realized and unrealized gain (loss)	.22	1.26	.88	(.01)	1.43	3.32
Total from investment operations	.28	1.42	1.06	.17	1.59	3.50
Distributions from net investment income	(.02)	(.16)	(.18)	(.17)	(.16)	(.17)
Distributions from net realized gain	(.22)	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.24)	(.81) J	(.25)	(.35)	(.26) I	(.25) H
Net asset value, end of period	$ 13.37	$ 13.33	$ 12.72	$ 11.91	$ 12.09	$ 10.76
Total ReturnB, C, D	2.17%	11.54%	9.00%	1.61%	14.97%	46.86%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.93% A	1.25%	1.54%	1.56%	1.42%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,854,148	$ 1,907,797	$ 1,806,028	$ 1,539,333	$ 1,290,255	$ 999,687
Portfolio turnover rate F	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

J Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.15	.13	.15
Net realized and unrealized gain (loss)	.23	1.26	.88	(.01)	1.43	3.34
Total from investment operations	.28	1.39	1.03	.14	1.56	3.49
Distributions from net investment income	(.01)	(.13)	(.15)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.22)	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.24) K	(.78) J	(.22)	(.32)	(.23) I	(.23) H
Net asset value, end of period	$ 13.39	$ 13.35	$ 12.74	$ 11.93	$ 12.11	$ 10.78
Total ReturnB, C, D	2.10%	11.27%	8.74%	1.33%	14.67%	46.60%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.68% A	1.00%	1.29%	1.31%	1.17%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,626	$ 387,919	$ 324,352	$ 257,594	$ 258,166	$ 230,003
Portfolio turnover rate F	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

J Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.222 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.09	.07	.10
Net realized and unrealized gain (loss)	.23	1.26	.88	(.01)	1.42	3.32
Total from investment operations	.24	1.32	.97	.08	1.49	3.42
Distributions from net investment income	-	(.06)	(.08)	(.08)	(.07)	(.10)
Distributions from net realized gain	(.22)	(.65)	(.07)	(.17)	(.11)	(.09)
Total distributions	(.22)	(.71)	(.15)	(.25)	(.18)	(.19) H
Net asset value, end of period	$ 13.29	$ 13.27	$ 12.66	$ 11.84	$ 12.01	$ 10.70
Total ReturnB, C, D	1.81%	10.71%	8.26%	.82%	14.02%	45.83%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18% A	.50%	.79%	.81%	.67%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,332	$ 17,698	$ 23,061	$ 29,202	$ 38,946	$ 38,816
Portfolio turnover rate F	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.09	.07	.10
Net realized and unrealized gain (loss)	.22	1.25	.87	(.01)	1.41	3.31
Total from investment operations	.23	1.31	.96	.08	1.48	3.41
Distributions from net investment income	-	(.07)	(.10)	(.09)	(.08)	(.11)
Distributions from net realized gain	(.22)	(.65)	(.07)	(.17)	(.11)	(.09)
Total distributions	(.22)	(.72)	(.16) J	(.26)	(.18) I	(.19) H
Net asset value, end of period	$ 13.20	$ 13.19	$ 12.60	$ 11.80	$ 11.98	$ 10.68
Total ReturnB, C, D	1.78%	10.71%	8.23%	.86%	14.01%	45.83%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18% A	.50%	.79%	.81%	.67%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,967	$ 89,402	$ 74,415	$ 66,126	$ 61,640	$ 52,756
Portfolio turnover rate F	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55
Income from Investment Operations
Net investment income (loss) D	.08	.19	.22	.21	.19	.20
Net realized and unrealized gain (loss)	.23	1.28	.88	(.02)	1.44	3.35
Total from investment operations	.31	1.47	1.10	.19	1.63	3.55
Distributions from net investment income	(.03)	(.19)	(.21)	(.20)	(.18)	(.19)
Distributions from net realized gain	(.22)	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.25)	(.85)	(.28)	(.37) I	(.29)	(.27) H
Net asset value, end of period	$ 13.49	$ 13.43	$ 12.81	$ 11.99	$ 12.17	$ 10.83
Total ReturnB, C	2.36%	11.81%	9.29%	1.84%	15.23%	47.31%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.18% A	1.50%	1.79%	1.81%	1.67%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,220	$ 846,372	$ 686,540	$ 470,704	$ 284,309	$ 140,948
Portfolio turnover rate E	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.7	0.0
Fidelity Advisor Series Equity-Income Fund	11.0	10.9
Fidelity Advisor Series Growth & Income Fund	7.6	7.2
Fidelity Advisor Series Growth Opportunities Fund	5.3	5.0
Fidelity Advisor Series Opportunistic Insights Fund	5.1	4.9
Fidelity Advisor Series Small Cap Fund	2.9	2.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.3	7.2
Fidelity Series 100 Index Fund	3.3	3.0
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	7.4	7.1
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	5.6
	62.0	60.5
International Equity Funds
Fidelity Series Emerging Markets Fund	6.4	5.5
Fidelity Series International Growth Fund	8.4	9.1
Fidelity Series International Small Cap Fund	1.9	2.1
Fidelity Series International Value Fund	8.5	9.0
	25.2	25.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.8
Fidelity Series High Income Fund	4.7	6.6
Fidelity Series Inflation-Protected Bond Index Fund	0.1	0.1
Fidelity Series Investment Grade Bond Fund	6.3	5.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	12.8	13.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0*	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0
	0.0*	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	62.0%
International Equity Funds	25.2%
Bond Funds	12.8%
Short-Term Funds	0.0%*

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	25.7%
Bond Funds	13.8%

* Amount represents less than 0.1%
** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2014 (Unaudited)
Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	17,253,781	$ 179,094,245
Fidelity Advisor Series Equity-Income Fund (c)	26,591,909	347,290,327
Fidelity Advisor Series Growth & Income Fund (c)	17,870,354	240,356,263
Fidelity Advisor Series Growth Opportunities Fund (c)	15,012,949	165,742,959
Fidelity Advisor Series Opportunistic Insights Fund (c)	10,714,840	159,865,418
Fidelity Advisor Series Small Cap Fund (c)	8,753,503	92,612,063
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	17,119,807	229,234,216
Fidelity Series 100 Index Fund (c)	7,975,301	104,476,449
Fidelity Series 1000 Value Index Fund (c)	3,400,303	38,083,395
Fidelity Series All-Sector Equity Fund (c)	15,532,935	231,440,731
Fidelity Series Commodity Strategy Fund (a)(c)	4,275,498	31,766,948
Fidelity Series Real Estate Equity Fund (c)	1,793,388	22,883,628
Fidelity Series Small Cap Opportunities Fund (c)	9,031,071	109,817,822
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,672,472,524)		1,952,664,464
International Equity Funds - 25.2%

Fidelity Series Emerging Markets Fund (c)	11,311,774	201,802,045
Fidelity Series International Growth Fund (c)	18,790,194	262,499,010
Fidelity Series International Small Cap Fund (c)	3,897,616	59,945,333
Fidelity Series International Value Fund (c)	24,740,013	268,429,140
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $676,344,186)		792,675,528
Bond Funds - 12.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,092,764	$ 21,429,904
Fidelity Series Floating Rate High Income Fund (c)	1,545,672	15,966,792
Fidelity Series High Income Fund (c)	14,349,358	146,650,442
Fidelity Series Inflation-Protected Bond Index Fund (c)	449,154	4,455,606
Fidelity Series Investment Grade Bond Fund (c)	17,600,336	199,763,812
Fidelity Series Real Estate Income Fund (c)	1,359,185	15,005,403
TOTAL BOND FUNDS (Cost $394,500,311)		403,271,959
Short-Term Funds - 0.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	8,490	79,384
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	97,640	97,640
TOTAL SHORT-TERM FUNDS (Cost $177,084)		177,024
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,743,494,105)		3,148,788,975
NET OTHER ASSETS (LIABILITIES) - 0.0%		(646,885)
NET ASSETS - 100%		$ 3,148,142,090
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 181,303,978	$ 8,946,936	$ -	$ 179,094,245
Fidelity Advisor Equity Growth Fund Institutional Class	180,591,438	945,880	184,565,529	-	-
Fidelity Advisor Series Equity-Income Fund	352,044,918	15,618,761	34,602,242	3,466,338	347,290,327
Fidelity Advisor Series Growth & Income Fund	232,896,023	21,542,081	19,878,347	1,971,096	240,356,263
Fidelity Advisor Series Growth Opportunities Fund	163,539,168	2,360	3,321,567	-	165,742,959
Fidelity Advisor Series Opportunistic Insights Fund	160,612,516	4,489,432	15,470,853	-	159,865,418
Fidelity Advisor Series Small Cap Fund	92,792,339	8,019,331	8,431,241	-	92,612,063
Fidelity Advisor Series Stock Selector Large Cap Value Fund	233,801,000	8,446,341	25,998,711	-	229,234,216
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	79,444	-	11	79,384
Fidelity Institutional Money Market Portfolio Institutional Class	-	97,640	-	-	97,640
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 97,248,296	$ 8,768,258	$ 8,839,304	$ -	$ 104,476,449
Fidelity Series 1000 Value Index Fund	39,339,638	1,076,817	4,207,142	-	38,083,395
Fidelity Series All-Sector Equity Fund	228,813,984	9,683,074	19,348,620	-	231,440,731
Fidelity Series Commodity Strategy Fund	38,561,460	843,151	3,169,860	-	31,766,948
Fidelity Series Emerging Markets Debt Fund	22,045,419	894,892	1,611,247	612,272	21,429,904
Fidelity Series Emerging Markets Fund	177,281,078	26,537,056	8,203,319	-	201,802,045
Fidelity Series Floating Rate High Income Fund	27,356,941	1,143,421	12,287,018	537,327	15,966,792
Fidelity Series High Income Fund	213,571,385	8,672,017	69,088,476	5,137,238	146,650,442
Fidelity Series Inflation-Protected Bond Index Fund	3,070,098	1,649,538	259,157	2,858	4,455,606
Fidelity Series International Growth Fund	296,012,399	5,171,647	35,420,434	-	262,499,010
Fidelity Series International Small Cap Fund	67,209,134	2,123,653	6,240,384	-	59,945,333
Fidelity Series International Value Fund	291,472,129	5,316,949	21,899,764	-	268,429,140
Fidelity Series Investment Grade Bond Fund	165,148,062	45,953,216	12,657,609	2,399,084	199,763,812
Fidelity Series Real Estate Equity Fund	21,919,897	3,812,949	2,476,141	205,324	22,883,628
Fidelity Series Real Estate Income Fund	15,456,345	1,085,431	1,226,607	389,106	15,005,403
Fidelity Series Small Cap Opportunities Fund	117,534,715	14,790,739	10,230,315	129,296	109,817,822
Total	$ 3,238,318,382	$ 378,068,056	$ 518,380,823	$ 14,849,950	$ 3,148,788,975
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,743,494,105) - See accompanying schedule		$ 3,148,788,975
Cash		4
Receivable for investments sold		5,420,383
Receivable for fund shares sold		2,513,284
Receivable from affiliate for expense reductions		50
Total assets		3,156,722,696

Liabilities
Payable for investments purchased	$ 37,970
Payable for fund shares redeemed	7,896,259
Distribution and service plan fees payable	646,377
Total liabilities		8,580,606

Net Assets		$ 3,148,142,090
Net Assets consist of:
Paid in capital		$ 2,642,348,364
Undistributed net investment income		10,954,006
Accumulated undistributed net realized gain (loss) on investments		89,544,850
Net unrealized appreciation (depreciation) on investments		405,294,870
Net Assets		$ 3,148,142,090

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,733,805,729 ÷ 121,434,847 shares)		$ 14.28

Maximum offering price per share (100/94.25 of $14.28)		$ 15.15
Class T: Net Asset Value and redemption price per share ($436,330,334 ÷ 30,678,733 shares)		$ 14.22

Maximum offering price per share (100/96.50 of $14.22)		$ 14.74
Class B: Net Asset Value and offering price per share ($17,457,052 ÷ 1,230,700 shares)A		$ 14.18

Class C: Net Asset Value and offering price per share ($89,242,497 ÷ 6,330,397 shares)A		$ 14.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($871,306,478 ÷ 60,671,514 shares)		$ 14.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,849,950

Expenses
Distribution and service plan fees	$ 3,889,539
Independent trustees' compensation	7,094
Total expenses before reductions	3,896,633
Expense reductions	(7,094)	3,889,539
Net investment income (loss)		10,960,411
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	80,015,941
Capital gain distributions from underlying funds	13,007,195
Total net realized gain (loss)		93,023,136
Change in net unrealized appreciation (depreciation) on underlying funds		(29,232,925)
Net gain (loss)		63,790,211
Net increase (decrease) in net assets resulting from operations		$ 74,750,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,960,411	$ 38,580,941
Net realized gain (loss)	93,023,136	116,146,729
Change in net unrealized appreciation (depreciation)	(29,232,925)	213,220,407
Net increase (decrease) in net assets resulting from operations	74,750,622	367,948,077
Distributions to shareholders from net investment income	(2,673,075)	(40,012,043)
Distributions to shareholders from net realized gain	(39,950,591)	(149,090,135)
Total distributions	(42,623,666)	(189,102,178)
Share transactions - net increase (decrease)	(121,654,882)	104,883,603
Total increase (decrease) in net assets	(89,527,926)	283,729,502

Net Assets
Beginning of period	3,237,670,016	2,953,940,514
End of period (including undistributed net investment income of $10,954,006 and undistributed net investment income of $2,666,670, respectively)	$ 3,148,142,090	$ 3,237,670,016

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69
Income from Investment Operations
Net investment income (loss) E	.05	.17	.20	.19	.16	.16
Net realized and unrealized gain (loss)	.27	1.47	.94	(.06)	1.54	3.68
Total from investment operations	.32	1.64	1.14	.13	1.70	3.84
Distributions from net investment income	(.01)	(.18)	(.20)	(.18)	(.16)	(.15)
Distributions from net realized gain	(.18)	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.19)	(.85)	(.26)	(.37)	(.27)	(.24) H
Net asset value, end of period	$ 14.28	$ 14.15	$ 13.36	$ 12.48	$ 12.72	$ 11.29
Total ReturnB, C, D	2.28%	12.60%	9.25%	1.25%	15.27%	50.17%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.67% A	1.24%	1.58%	1.57%	1.38%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,733,806	$ 1,777,132	$ 1,747,549	$ 1,506,827	$ 1,340,583	$ 1,030,972
Portfolio turnover rate F	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.10	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67
Income from Investment Operations
Net investment income (loss) E	.03	.14	.17	.16	.13	.14
Net realized and unrealized gain (loss)	.27	1.46	.94	(.06)	1.54	3.66
Total from investment operations	.30	1.60	1.11	.10	1.67	3.80
Distributions from net investment income	- H	(.15)	(.17)	(.15)	(.13)	(.13)
Distributions from net realized gain	(.18)	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.18)	(.82)	(.23)	(.34)	(.24)	(.22) I
Net asset value, end of period	$ 14.22	$ 14.10	$ 13.32	$ 12.44	$ 12.68	$ 11.25
Total ReturnB, C, D	2.15%	12.29%	9.02%	.98%	14.98%	49.72%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.42% A	.99%	1.33%	1.32%	1.12%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 436,330	$ 453,944	$ 387,102	$ 335,407	$ 348,443	$ 382,092
Portfolio turnover rate F	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.10	.10	.07	.09
Net realized and unrealized gain (loss)	.28	1.45	.94	(.06)	1.53	3.65
Total from investment operations	.27	1.52	1.04	.04	1.60	3.74
Distributions from net investment income	-	(.07)	(.10)	(.08)	(.07)	(.08)
Distributions from net realized gain	(.16)	(.66)	(.06)	(.18)	(.11)	(.09)
Total distributions	(.16)	(.74) I	(.16)	(.26)	(.18)	(.17) H
Net asset value, end of period	$ 14.18	$ 14.07	$ 13.29	$ 12.41	$ 12.63	$ 11.21
Total ReturnB, C, D	1.92%	11.69%	8.44%	.52%	14.38%	49.07%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)%A	.49%	.83%	.82%	.62%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,457	$ 21,330	$ 27,191	$ 34,324	$ 47,275	$ 51,360
Portfolio turnover rate F	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

I Total distributions of $.74 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.663 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.10	.10	.07	.09
Net realized and unrealized gain (loss)	.27	1.45	.93	(.05)	1.53	3.65
Total from investment operations	.26	1.52	1.03	.05	1.60	3.74
Distributions from net investment income	-	(.09)	(.11)	(.09)	(.08)	(.08)
Distributions from net realized gain	(.16)	(.66)	(.06)	(.18)	(.11)	(.09)
Total distributions	(.16)	(.75)	(.17)	(.28) I	(.19)	(.18) H
Net asset value, end of period	$ 14.10	$ 14.00	$ 13.23	$ 12.37	$ 12.60	$ 11.19
Total ReturnB, C, D	1.91%	11.77%	8.39%	.55%	14.38%	49.06%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.49%	.83%	.82%	.63%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,242	$ 87,867	$ 75,384	$ 66,418	$ 68,349	$ 63,700
Portfolio turnover rate F	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72
Income from Investment Operations
Net investment income (loss) D	.07	.20	.23	.22	.19	.19
Net realized and unrealized gain (loss)	.27	1.48	.94	(.05)	1.55	3.69
Total from investment operations	.34	1.68	1.17	.17	1.74	3.88
Distributions from net investment income	(.02)	(.21)	(.23)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.18)	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.20)	(.88)	(.29)	(.40)	(.30)	(.27) H
Net asset value, end of period	$ 14.36	$ 14.22	$ 13.42	$ 12.54	$ 12.77	$ 11.33
Total ReturnB, C	2.41%	12.89%	9.47%	1.57%	15.56%	50.42%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.92% A	1.49%	1.83%	1.82%	1.62%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 871,306	$ 897,398	$ 716,715	$ 505,761	$ 321,529	$ 178,232
Portfolio turnover rate E	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.1	0.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.4
Fidelity Advisor Series Growth & Income Fund	8.1	7.6
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.3
Fidelity Advisor Series Opportunistic Insights Fund	5.4	4.8
Fidelity Advisor Series Small Cap Fund	3.1	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.5
Fidelity Series 100 Index Fund	3.5	3.1
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.9	7.8
Fidelity Series Commodity Strategy Fund	1.0	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	5.9
	65.9	63.2
International Equity Funds
Fidelity Series Emerging Markets Fund	6.7	5.7
Fidelity Series International Growth Fund	9.1	9.5
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	9.1	9.5
	26.9	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.7
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.5	10.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.9%
Bond Funds	6.5%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,754,983	$ 142,776,728
Fidelity Advisor Series Equity-Income Fund (c)	20,901,131	272,968,771
Fidelity Advisor Series Growth & Income Fund (c)	14,031,255	188,720,382
Fidelity Advisor Series Growth Opportunities Fund (c)	11,818,005	130,470,775
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,358,317	124,706,094
Fidelity Advisor Series Small Cap Fund (c)	6,834,915	72,313,404
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,426,552	179,781,536
Fidelity Series 100 Index Fund (c)	6,232,307	81,643,223
Fidelity Series 1000 Value Index Fund (c)	2,677,632	29,989,480
Fidelity Series All-Sector Equity Fund (c)	12,245,112	182,452,171
Fidelity Series Commodity Strategy Fund (a)(c)	3,026,385	22,486,041
Fidelity Series Real Estate Equity Fund (c)	1,403,634	17,910,374
Fidelity Series Small Cap Opportunities Fund (c)	7,095,490	86,281,161
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,306,400,130)		1,532,500,140
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (c)	8,661,946	154,529,119
Fidelity Series International Growth Fund (c)	15,185,384	212,139,814
Fidelity Series International Small Cap Fund (c)	3,040,406	46,761,446
Fidelity Series International Value Fund (c)	19,533,599	211,939,547
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $531,357,589)		625,369,926
Bond Funds - 6.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,519,426	$ 15,558,924
Fidelity Series Floating Rate High Income Fund (c)	1,142,990	11,807,083
Fidelity Series High Income Fund (c)	10,025,557	102,461,197
Fidelity Series Investment Grade Bond Fund (c)	1,043,923	11,848,531
Fidelity Series Real Estate Income Fund (c)	1,004,686	11,091,737
TOTAL BOND FUNDS (Cost $148,839,150)		152,767,472
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	420,087	3,927,812
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	11,663,973	11,663,973
TOTAL SHORT-TERM FUNDS (Cost $15,595,985)		15,591,785
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,002,192,854)		2,326,229,323
NET OTHER ASSETS (LIABILITIES) - 0.0%		(435,043)
NET ASSETS - 100%		$ 2,325,794,280
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 144,180,191	$ 6,790,514	$ -	$ 142,776,728
Fidelity Advisor Equity Growth Fund Institutional Class	141,294,616	1,887,474	145,619,277	-	-
Fidelity Advisor Series Equity-Income Fund	272,505,609	16,946,238	27,530,081	2,697,711	272,968,771
Fidelity Advisor Series Growth & Income Fund	182,126,478	17,842,467	15,796,088	1,545,052	188,720,382
Fidelity Advisor Series Growth Opportunities Fund	125,758,071	1,749,656	1,343,005	-	130,470,775
Fidelity Advisor Series Opportunistic Insights Fund	115,284,750	11,996,414	10,313,749	-	124,706,094
Fidelity Advisor Series Small Cap Fund	70,939,088	7,846,806	6,648,467	-	72,313,404
Fidelity Advisor Series Stock Selector Large Cap Value Fund	179,823,059	8,914,576	19,072,101	-	179,781,536
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	3,932,012	-	708	3,927,812
Fidelity Institutional Money Market Portfolio Institutional Class	-	11,663,973	-	214	11,663,973
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 75,235,973	$ 7,673,747	$ 6,979,225	$ -	$ 81,643,223
Fidelity Series 1000 Value Index Fund	30,432,611	1,213,358	3,117,450	-	29,989,480
Fidelity Series All-Sector Equity Fund	185,070,728	6,545,773	19,140,596	-	182,452,171
Fidelity Series Commodity Strategy Fund	22,856,693	4,260,357	1,583,532	-	22,486,041
Fidelity Series Emerging Markets Debt Fund	16,281,964	952,610	1,753,800	445,818	15,558,924
Fidelity Series Emerging Markets Fund	135,297,323	20,614,847	6,093,708	-	154,529,119
Fidelity Series Floating Rate High Income Fund	17,568,838	805,357	6,397,766	346,038	11,807,083
Fidelity Series High Income Fund	158,357,676	7,793,532	58,871,675	3,748,500	102,461,197
Fidelity Series International Growth Fund	227,481,559	6,564,150	19,153,018	-	212,139,814
Fidelity Series International Small Cap Fund	49,476,492	3,782,175	4,004,543	-	46,761,446
Fidelity Series International Value Fund	226,185,277	8,886,690	18,008,527	-	211,939,547
Fidelity Series Investment Grade Bond Fund	35,186,927	3,003,054	26,668,513	435,991	11,848,531
Fidelity Series Real Estate Equity Fund	18,628,918	1,806,077	2,321,481	168,739	17,910,374
Fidelity Series Real Estate Income Fund	11,401,057	1,101,829	1,181,556	285,153	11,091,737
Fidelity Series Small Cap Opportunities Fund	89,345,729	14,530,832	8,064,967	101,697	86,281,161
Total	$ 2,386,539,436	$ 316,494,195	$ 416,453,639	$ 9,775,621	$ 2,326,229,323
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,002,192,854) - See accompanying schedule		$ 2,326,229,323
Cash		8
Receivable for investments sold		4,923,213
Receivable for fund shares sold		2,105,149
Receivable from affiliate for expense reductions		77
Total assets		2,333,257,770

Liabilities
Payable for investments purchased	$ 30,086
Payable for fund shares redeemed	6,976,013
Distribution and service plan fees payable	457,391
Total liabilities		7,463,490

Net Assets		$ 2,325,794,280
Net Assets consist of:
Paid in capital		$ 1,923,905,476
Undistributed net investment income		7,006,097
Accumulated undistributed net realized gain (loss) on investments		70,846,238
Net unrealized appreciation (depreciation) on investments		324,036,469
Net Assets		$ 2,325,794,280

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,307,037,254 ÷ 95,774,451 shares)		$ 13.65

Maximum offering price per share (100/94.25 of $13.65)		$ 14.48
Class T: Net Asset Value and redemption price per share ($283,738,563 ÷ 20,922,208 shares)		$ 13.56

Maximum offering price per share (100/96.50 of $13.56)		$ 14.05
Class B: Net Asset Value and offering price per share ($11,825,083 ÷ 879,365 shares)A		$ 13.45

Class C: Net Asset Value and offering price per share ($54,303,913 ÷ 4,052,040 shares)A		$ 13.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($668,889,467 ÷ 48,710,363 shares)		$ 13.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,775,621

Expenses
Distribution and service plan fees	$ 2,734,021
Independent trustees' compensation	5,240
Total expenses before reductions	2,739,261
Expense reductions	(5,240)	2,734,021
Net investment income (loss)		7,041,600
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	63,433,925
Capital gain distributions from underlying funds	10,154,954
Total net realized gain (loss)		73,588,879
Change in net unrealized appreciation (depreciation) on underlying funds		(23,784,597)
Net gain (loss)		49,804,282
Net increase (decrease) in net assets resulting from operations		$ 56,845,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,041,600	$ 25,780,841
Net realized gain (loss)	73,588,879	91,896,523
Change in net unrealized appreciation (depreciation)	(23,784,597)	181,369,240
Net increase (decrease) in net assets resulting from operations	56,845,882	299,046,604
Distributions to shareholders from net investment income	(1,579,211)	(26,415,277)
Distributions to shareholders from net realized gain	(34,378,954)	(132,187,659)
Total distributions	(35,958,165)	(158,602,936)
Share transactions - net increase (decrease)	(81,182,121)	161,766,995
Total increase (decrease) in net assets	(60,294,404)	302,210,663

Net Assets
Beginning of period	2,386,088,684	2,083,878,021
End of period (including undistributed net investment income of $7,006,097 and undistributed net investment income of $1,543,708, respectively)	$ 2,325,794,280	$ 2,386,088,684

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18
Income from Investment Operations
Net investment income (loss) E	.04	.15	.18	.16	.14	.14
Net realized and unrealized gain (loss)	.28	1.59	.97	(.13)	1.56	3.55
Total from investment operations	.32	1.74	1.15	.03	1.70	3.69
Distributions from net investment income	(.01)	(.15)	(.18)	(.15)	(.13)	(.14)
Distributions from net realized gain	(.20)	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.21)	(.94)	(.21) H	(.34)	(.24)	(.22)
Net asset value, end of period	$ 13.65	$ 13.54	$ 12.74	$ 11.80	$ 12.11	$ 10.65
Total ReturnB, C, D	2.38%	14.15%	9.89%	.47%	16.13%	51.59%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.57% A	1.13%	1.54%	1.39%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,037	$ 1,348,500	$ 1,258,797	$ 1,057,102	$ 906,896	$ 669,450
Portfolio turnover rate F	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15
Income from Investment Operations
Net investment income (loss) E	.02	.11	.15	.13	.11	.12
Net realized and unrealized gain (loss)	.28	1.58	.97	(.13)	1.55	3.53
Total from investment operations	.30	1.69	1.12	-	1.66	3.65
Distributions from net investment income	-	(.12)	(.15)	(.12)	(.11)	(.12)
Distributions from net realized gain	(.20)	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.20)	(.91)	(.18) I	(.31)	(.21) H	(.20)
Net asset value, end of period	$ 13.56	$ 13.46	$ 12.68	$ 11.74	$ 12.05	$ 10.60
Total ReturnB, C, D	2.25%	13.81%	9.69%	.19%	15.84%	51.17%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.32% A	.88%	1.29%	1.14%	1.01%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,739	$ 276,113	$ 216,701	$ 166,843	$ 169,442	$ 143,106
Portfolio turnover rate F	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.09	.07	.05	.07
Net realized and unrealized gain (loss)	.27	1.57	.95	(.12)	1.55	3.50
Total from investment operations	.26	1.62	1.04	(.05)	1.60	3.57
Distributions from net investment income	-	(.06)	(.09)	(.07)	(.06)	(.07)
Distributions from net realized gain	(.18)	(.78)	(.04)	(.17)	(.10)	(.08)
Total distributions	(.18)	(.84)	(.12) H	(.24)	(.16)	(.15)
Net asset value, end of period	$ 13.45	$ 13.37	$ 12.59	$ 11.67	$ 11.96	$ 10.52
Total ReturnB, C, D	2.00%	13.32%	9.02%	(.23)%	15.28%	50.43%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)% A	.38%	.79%	.64%	.51%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,825	$ 14,454	$ 17,884	$ 22,013	$ 28,360	$ 27,408
Portfolio turnover rate F	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.09	.07	.06	.07
Net realized and unrealized gain (loss)	.27	1.56	.95	(.13)	1.54	3.50
Total from investment operations	.26	1.61	1.04	(.06)	1.60	3.57
Distributions from net investment income	-	(.07)	(.10)	(.08)	(.06)	(.08)
Distributions from net realized gain	(.18)	(.78)	(.04)	(.18)	(.10)	(.08)
Total distributions	(.18)	(.85)	(.13) I	(.25) H	(.16)	(.16)
Net asset value, end of period	$ 13.40	$ 13.32	$ 12.56	$ 11.65	$ 11.96	$ 10.52
Total ReturnB, C, D	2.01%	13.27%	9.04%	(.29)%	15.33%	50.28%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)%A	.38%	.79%	.64%	.51%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,304	$ 51,931	$ 43,447	$ 38,614	$ 36,389	$ 30,994
Portfolio turnover rate F	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21
Income from Investment Operations
Net investment income (loss) D	.06	.18	.21	.19	.17	.17
Net realized and unrealized gain (loss)	.28	1.60	.97	(.14)	1.57	3.55
Total from investment operations	.34	1.78	1.18	.05	1.74	3.72
Distributions from net investment income	(.02)	(.18)	(.20)	(.17)	(.16)	(.16)
Distributions from net realized gain	(.20)	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.22)	(.97)	(.24)	(.36)	(.26) H	(.24)
Net asset value, end of period	$ 13.73	$ 13.61	$ 12.80	$ 11.86	$ 12.17	$ 10.69
Total ReturnB, C	2.50%	14.44%	10.10%	.71%	16.51%	51.81%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82%A	1.38%	1.79%	1.64%	1.51%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 668,889	$ 695,092	$ 547,049	$ 360,580	$ 218,092	$ 97,629
Portfolio turnover rate E	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.2	0.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.4
Fidelity Advisor Series Growth & Income Fund	8.1	7.8
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.3
Fidelity Advisor Series Opportunistic Insights Fund	5.4	4.6
Fidelity Advisor Series Small Cap Fund	3.1	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.5
Fidelity Series 100 Index Fund	3.5	3.1
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	1.0	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	6.1
	65.9	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.7
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	9.1	9.5
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.7
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,482,084	$ 139,944,036
Fidelity Advisor Series Equity-Income Fund (c)	20,135,081	262,964,160
Fidelity Advisor Series Growth & Income Fund (c)	13,519,358	181,835,370
Fidelity Advisor Series Growth Opportunities Fund (c)	11,319,085	124,962,696
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,040,812	119,968,919
Fidelity Advisor Series Small Cap Fund (c)	6,565,588	69,463,920
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,926,391	173,084,370
Fidelity Series 100 Index Fund (c)	5,987,759	78,439,643
Fidelity Series 1000 Value Index Fund (c)	2,575,294	28,843,288
Fidelity Series All-Sector Equity Fund (c)	11,780,246	175,525,670
Fidelity Series Commodity Strategy Fund (a)(c)	2,915,792	21,664,336
Fidelity Series Real Estate Equity Fund (c)	1,353,642	17,272,474
Fidelity Series Small Cap Opportunities Fund (c)	6,786,917	82,528,911
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,264,719,869)		1,476,497,793
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	8,287,831	147,854,908
Fidelity Series International Growth Fund (c)	14,626,833	204,336,854
Fidelity Series International Small Cap Fund (c)	2,926,888	45,015,543
Fidelity Series International Value Fund (c)	18,828,773	204,292,187
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $507,092,508)		601,499,492
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,462,134	$ 14,972,255
Fidelity Series Floating Rate High Income Fund (c)	1,100,803	11,371,300
Fidelity Series High Income Fund (c)	9,719,641	99,334,728
Fidelity Series Investment Grade Bond Fund (c)	1,005,378	11,411,044
Fidelity Series Real Estate Income Fund (c)	967,673	10,683,104
TOTAL BOND FUNDS (Cost $144,621,744)		147,772,431
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	393,595	3,680,117
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	11,089,729	11,089,729
TOTAL SHORT-TERM FUNDS (Cost $14,773,781)		14,769,846
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,931,207,902)		2,240,539,562
NET OTHER ASSETS (LIABILITIES) - 0.0%		(467,375)
NET ASSETS - 100%		$ 2,240,072,187
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 140,664,296	$ 5,950,319	$ -	$ 139,944,036
Fidelity Advisor Equity Growth Fund Institutional Class	138,961,629	1,534,552	142,892,364	-	-
Fidelity Advisor Series Equity-Income Fund	261,630,767	13,238,715	22,531,622	2,590,426	262,964,160
Fidelity Advisor Series Growth & Income Fund	178,845,619	12,311,797	13,796,567	1,500,090	181,835,370
Fidelity Advisor Series Growth Opportunities Fund	121,857,798	303,361	1,321,132	-	124,962,696
Fidelity Advisor Series Opportunistic Insights Fund	105,843,986	15,495,313	8,612,781	-	119,968,919
Fidelity Advisor Series Small Cap Fund	67,823,649	7,246,154	5,741,081	-	69,463,920
Fidelity Advisor Series Stock Selector Large Cap Value Fund	172,735,870	6,529,378	15,891,582	-	173,084,370
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	3,684,052	-	663	3,680,117
Fidelity Institutional Money Market Portfolio Institutional Class	-	11,089,729	-	204	11,089,729
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 71,810,712	$ 7,225,725	$ 6,016,666	$ -	$ 78,439,643
Fidelity Series 1000 Value Index Fund	28,965,437	997,838	2,499,630	-	28,843,288
Fidelity Series All-Sector Equity Fund	176,328,497	5,987,088	16,273,612	-	175,525,670
Fidelity Series Commodity Strategy Fund	21,731,866	4,131,278	1,286,017	-	21,664,336
Fidelity Series Emerging Markets Debt Fund	15,630,303	852,579	1,584,991	427,033	14,972,255
Fidelity Series Emerging Markets Fund	129,991,691	19,062,914	5,747,509	-	147,854,908
Fidelity Series Floating Rate High Income Fund	15,306,495	652,686	4,431,222	303,758	11,371,300
Fidelity Series High Income Fund	152,152,524	6,814,031	55,024,739	3,590,443	99,334,728
Fidelity Series International Growth Fund	216,516,370	7,176,212	16,686,004	-	204,336,854
Fidelity Series International Small Cap Fund	48,849,717	2,111,524	3,571,061	-	45,015,543
Fidelity Series International Value Fund	217,831,731	7,267,658	15,890,967	-	204,292,187
Fidelity Series Investment Grade Bond Fund	35,619,081	2,916,277	27,466,246	412,914	11,411,044
Fidelity Series Real Estate Equity Fund	17,742,353	1,601,366	1,870,990	161,005	17,272,474
Fidelity Series Real Estate Income Fund	10,957,496	1,053,639	1,109,396	272,411	10,683,104
Fidelity Series Small Cap Opportunities Fund	85,786,605	12,869,026	6,992,006	96,860	82,528,911
Total	$ 2,292,920,196	$ 292,817,188	$ 383,188,504	$ 9,355,807	$ 2,240,539,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,931,207,902) - See accompanying schedule		$ 2,240,539,562
Cash		7
Receivable for investments sold		2,747,368
Receivable for fund shares sold		2,169,416
Receivable from affiliate for expense reductions		25
Total assets		2,245,456,378

Liabilities
Payable for investments purchased	$ 89,286
Payable for fund shares redeemed	4,828,881
Distribution and service plan fees payable	466,024
Total liabilities		5,384,191

Net Assets		$ 2,240,072,187
Net Assets consist of:
Paid in capital		$ 1,858,562,606
Undistributed net investment income		6,585,666
Accumulated undistributed net realized gain (loss) on investments		65,592,255
Net unrealized appreciation (depreciation) on investments		309,331,660
Net Assets		$ 2,240,072,187

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,187,643,051 ÷ 81,161,830 shares)		$ 14.63

Maximum offering price per share (100/94.25 of $14.63)		$ 15.52
Class T: Net Asset Value and redemption price per share ($322,769,800 ÷ 22,130,782 shares)		$ 14.58

Maximum offering price per share (100/96.50 of $14.58)		$ 15.11
Class B: Net Asset Value and offering price per share ($14,808,963 ÷ 1,024,414 shares)A		$ 14.46

Class C: Net Asset Value and offering price per share ($75,049,076 ÷ 5,216,269 shares)A		$ 14.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($639,801,297 ÷ 43,466,600 shares)		$ 14.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,355,807

Expenses
Distribution and service plan fees	$ 2,799,785
Independent trustees' compensation	5,019
Total expenses before reductions	2,804,804
Expense reductions	(5,019)	2,799,785
Net investment income (loss)		6,556,022
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	58,610,652
Capital gain distributions from underlying funds	9,689,815
Total net realized gain (loss)		68,300,467
Change in net unrealized appreciation (depreciation) on underlying funds		(20,619,979)
Net gain (loss)		47,680,488
Net increase (decrease) in net assets resulting from operations		$ 54,236,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,556,022	$ 23,939,321
Net realized gain (loss)	68,300,467	86,510,906
Change in net unrealized appreciation (depreciation)	(20,619,979)	183,007,985
Net increase (decrease) in net assets resulting from operations	54,236,510	293,458,212
Distributions to shareholders from net investment income	(1,276,967)	(24,578,250)
Distributions to shareholders from net realized gain	(32,494,444)	(126,026,952)
Total distributions	(33,771,411)	(150,605,202)
Share transactions - net increase (decrease)	(72,848,513)	131,257,777
Total increase (decrease) in net assets	(52,383,414)	274,110,787

Net Assets
Beginning of period	2,292,455,601	2,018,344,814
End of period (including undistributed net investment income of $6,585,666 and undistributed net investment income of $1,306,611, respectively)	$ 2,240,072,187	$ 2,292,455,601

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59
Income from Investment Operations
Net investment income (loss) E	.04	.15	.19	.17	.15	.15
Net realized and unrealized gain (loss)	.30	1.74	1.05	(.15)	1.69	3.87
Total from investment operations	.34	1.89	1.24	.02	1.84	4.02
Distributions from net investment income	(.01)	(.16)	(.19)	(.16)	(.15)	(.15)
Distributions from net realized gain	(.21)	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.22)	(.99)	(.23)	(.37)	(.26)	(.24)
Net asset value, end of period	$ 14.63	$ 14.51	$ 13.61	$ 12.60	$ 12.95	$ 11.37
Total ReturnB, C, D	2.36%	14.37%	9.94%	.38%	16.38%	53.15%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.57% A	1.10%	1.53%	1.38%	1.25%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,187,643	$ 1,195,641	$ 1,133,722	$ 967,348	$ 865,008	$ 670,673
Portfolio turnover rate F	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57
Income from Investment Operations
Net investment income (loss) E	.02	.12	.16	.14	.12	.13
Net realized and unrealized gain (loss)	.30	1.73	1.04	(.16)	1.68	3.86
Total from investment operations	.32	1.85	1.20	(.02)	1.80	3.99
Distributions from net investment income	-	(.13)	(.16)	(.13)	(.11)	(.13)
Distributions from net realized gain	(.21)	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.21)	(.96)	(.19) I	(.33) H	(.22)	(.22)
Net asset value, end of period	$ 14.58	$ 14.47	$ 13.58	$ 12.57	$ 12.92	$ 11.34
Total ReturnB, C, D	2.24%	14.06%	9.69%	.12%	16.06%	52.83%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.32%A	.85%	1.28%	1.13%	1.00%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,770	$ 341,608	$ 288,886	$ 262,944	$ 276,335	$ 300,594
Portfolio turnover rate F	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.10	.08	.06	.08
Net realized and unrealized gain (loss)	.30	1.71	1.03	(.15)	1.66	3.83
Total from investment operations	.29	1.76	1.13	(.07)	1.72	3.91
Distributions from net investment income	-	(.06)	(.09)	(.07)	(.06)	(.08)
Distributions from net realized gain	(.19)	(.82)	(.04)	(.20)	(.10)	(.09)
Total distributions	(.19)	(.88)	(.13)	(.27)	(.16)	(.17)
Net asset value, end of period	$ 14.46	$ 14.36	$ 13.48	$ 12.48	$ 12.82	$ 11.26
Total ReturnB, C, D	2.03%	13.49%	9.14%	(.36)%	15.43%	52.08%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)% A	.35%	.78%	.63%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,809	$ 18,270	$ 24,481	$ 31,574	$ 41,935	$ 43,773
Portfolio turnover rate F	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.10	.08	.06	.08
Net realized and unrealized gain (loss)	.29	1.71	1.02	(.15)	1.66	3.83
Total from investment operations	.28	1.76	1.12	(.07)	1.72	3.91
Distributions from net investment income	-	(.07)	(.11)	(.08)	(.07)	(.08)
Distributions from net realized gain	(.19)	(.82)	(.04)	(.20)	(.10)	(.09)
Total distributions	(.19)	(.89)	(.14) H	(.28)	(.17)	(.17)
Net asset value, end of period	$ 14.39	$ 14.30	$ 13.43	$ 12.45	$ 12.80	$ 11.25
Total ReturnB, C, D	2.00%	13.57%	9.09%	(.35)%	15.39%	52.18%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)% A	.35%	.78%	.63%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,049	$ 72,247	$ 62,893	$ 56,910	$ 58,416	$ 53,334
Portfolio turnover rate F	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62
Income from Investment Operations
Net investment income (loss) D	.06	.19	.23	.20	.18	.18
Net realized and unrealized gain (loss)	.30	1.75	1.05	(.16)	1.69	3.88
Total from investment operations	.36	1.94	1.28	.04	1.87	4.06
Distributions from net investment income	(.02)	(.19)	(.22)	(.19)	(.18)	(.17)
Distributions from net realized gain	(.21)	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.23)	(1.02)	(.26)	(.39) H	(.29)	(.26)
Net asset value, end of period	$ 14.72	$ 14.59	$ 13.67	$ 12.65	$ 13.00	$ 11.42
Total ReturnB, C	2.48%	14.73%	10.24%	.61%	16.57%	53.53%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82%A	1.35%	1.78%	1.63%	1.50%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,801	$ 664,689	$ 508,363	$ 352,751	$ 229,228	$ 126,440
Portfolio turnover rate E	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	0.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.1
Fidelity Advisor Series Growth & Income Fund	8.3	8.4
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.4
Fidelity Advisor Series Opportunistic Insights Fund	5.3	4.5
Fidelity Advisor Series Small Cap Fund	3.0	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.5
Fidelity Series 100 Index Fund	3.4	3.1
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.4
Fidelity Series Commodity Strategy Fund	1.0	0.9
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	6.1
	65.9	63.2
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.7
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Small Cap Fund	2.0	2.2
Fidelity Series International Value Fund	9.1	9.5
	26.8	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.3
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity related investments.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,994,204	$ 72,599,836
Fidelity Advisor Series Equity-Income Fund (c)	10,218,605	133,454,976
Fidelity Advisor Series Growth & Income Fund (c)	7,049,083	94,810,170
Fidelity Advisor Series Growth Opportunities Fund (c)	5,769,437	63,694,580
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,072,630	60,763,638
Fidelity Advisor Series Small Cap Fund (c)	3,288,674	34,794,173
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,544,659	87,632,985
Fidelity Series 100 Index Fund (c)	3,003,735	39,348,926
Fidelity Series 1000 Value Index Fund (c)	1,316,501	14,744,809
Fidelity Series All-Sector Equity Fund (c)	5,998,586	89,378,931
Fidelity Series Commodity Strategy Fund (a)(c)	1,486,287	11,043,116
Fidelity Series Real Estate Equity Fund (c)	695,231	8,871,142
Fidelity Series Small Cap Opportunities Fund (c)	3,410,217	41,468,234
TOTAL DOMESTIC EQUITY FUNDS (Cost $644,385,900)		752,605,516
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	4,213,798	75,174,163
Fidelity Series International Growth Fund (c)	7,432,099	103,826,426
Fidelity Series International Small Cap Fund (c)	1,492,644	22,956,862
Fidelity Series International Value Fund (c)	9,570,055	103,835,099
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $262,542,768)		305,792,550
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	738,756	$ 7,564,857
Fidelity Series Floating Rate High Income Fund (c)	560,638	5,791,386
Fidelity Series High Income Fund (c)	4,934,326	50,428,814
Fidelity Series Investment Grade Bond Fund (c)	512,634	5,818,395
Fidelity Series Real Estate Income Fund (c)	493,197	5,444,896
TOTAL BOND FUNDS (Cost $73,033,931)		75,048,348
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	260,601	2,436,623
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	6,213,596	6,213,596
TOTAL SHORT-TERM FUNDS (Cost $8,652,824)		8,650,219
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $988,615,423)		1,142,096,633
NET OTHER ASSETS (LIABILITIES) - 0.0%		(208,569)
NET ASSETS - 100%		$ 1,141,888,064
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 72,356,265	$ 2,417,862	$ -	$ 72,599,836
Fidelity Advisor Equity Growth Fund Institutional Class	70,088,664	1,541,143	72,839,951	-	-
Fidelity Advisor Series Equity-Income Fund	126,915,534	12,277,486	10,874,495	1,259,422	133,454,976
Fidelity Advisor Series Growth & Income Fund	95,794,060	6,679,553	10,042,457	801,415	94,810,170
Fidelity Advisor Series Growth Opportunities Fund	61,851,647	1,378,558	1,568,700	-	63,694,580
Fidelity Advisor Series Opportunistic Insights Fund	51,228,659	10,709,635	4,775,934	-	60,763,638
Fidelity Advisor Series Small Cap Fund	34,292,434	3,568,418	3,120,945	-	34,794,173
Fidelity Advisor Series Stock Selector Large Cap Value Fund	85,373,705	6,496,152	8,975,364	-	87,632,985
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	2,439,228	-	439	2,436,623
Fidelity Institutional Money Market Portfolio Institutional Class	-	6,213,596	-	114	6,213,596
Fidelity Series 100 Index Fund	35,825,775	4,065,058	3,245,675	-	39,348,926
Fidelity Series 1000 Value Index Fund	14,436,807	999,129	1,374,468	-	14,744,809
Fidelity Series All-Sector Equity Fund	84,120,484	8,055,740	7,374,394	-	89,378,931
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 10,671,834	$ 2,486,174	$ 634,805	$ -	$ 11,043,116
Fidelity Series Emerging Markets Debt Fund	7,793,362	588,335	849,549	213,847	7,564,857
Fidelity Series Emerging Markets Fund	64,558,566	11,515,067	3,104,263	-	75,174,163
Fidelity Series Floating Rate High Income Fund	3,963,047	3,518,288	1,624,736	93,022	5,791,386
Fidelity Series High Income Fund	75,794,389	4,768,185	27,808,067	1,792,288	50,428,814
Fidelity Series International Growth Fund	107,806,317	6,294,092	8,865,657	-	103,826,426
Fidelity Series International Small Cap Fund	24,563,196	1,499,188	1,898,271	-	22,956,862
Fidelity Series International Value Fund	108,651,909	6,147,567	8,400,960	-	103,835,099
Fidelity Series Investment Grade Bond Fund	21,365,314	2,291,275	18,054,948	246,576	5,818,395
Fidelity Series Real Estate Equity Fund	9,386,219	1,192,477	1,615,844	83,528	8,871,142
Fidelity Series Real Estate Income Fund	5,456,690	634,992	532,609	137,733	5,444,896
Fidelity Series Small Cap Opportunities Fund	42,410,988	7,408,325	3,785,644	48,604	41,468,234
Total	$ 1,142,349,600	$ 185,123,926	$ 203,785,598	$ 4,676,988	$ 1,142,096,633
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $988,615,423) - See accompanying schedule		$ 1,142,096,633
Cash		4
Receivable for investments sold		1,239,278
Receivable for fund shares sold		1,578,770
Receivable from affiliate for expense reductions		34
Total assets		1,144,914,719

Liabilities
Payable for investments purchased	$ 41,916
Payable for fund shares redeemed	2,776,788
Distribution and service plan fees payable	207,951
Total liabilities		3,026,655

Net Assets		$ 1,141,888,064
Net Assets consist of:
Paid in capital		$ 952,463,495
Undistributed net investment income		3,483,811
Accumulated undistributed net realized gain (loss) on investments		32,459,548
Net unrealized appreciation (depreciation) on investments		153,481,210
Net Assets		$ 1,141,888,064

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($612,485,271 ÷ 54,474,552 shares)		$ 11.24

Maximum offering price per share (100/94.25 of $11.24)		$ 11.93
Class T: Net Asset Value and redemption price per share ($137,129,173 ÷ 12,263,067 shares)		$ 11.18

Maximum offering price per share (100/96.50 of $11.18)		$ 11.59
Class B: Net Asset Value and offering price per share ($3,103,394 ÷ 278,505 shares)A		$ 11.14

Class C: Net Asset Value and offering price per share ($20,566,432 ÷ 1,854,086 shares)A		$ 11.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,603,794 ÷ 32,604,187 shares)		$ 11.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,676,988

Expenses
Distribution and service plan fees	$ 1,226,316
Independent trustees' compensation	2,506
Total expenses before reductions	1,228,822
Expense reductions	(2,578)	1,226,244
Net investment income (loss)		3,450,744
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,259,434
Capital gain distributions from underlying funds	4,963,994
Total net realized gain (loss)		34,223,428
Change in net unrealized appreciation (depreciation) on underlying funds		(10,850,735)
Net gain (loss)		23,372,693
Net increase (decrease) in net assets resulting from operations		$ 26,823,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,450,744	$ 11,877,674
Net realized gain (loss)	34,223,428	63,426,028
Change in net unrealized appreciation (depreciation)	(10,850,735)	67,677,843
Net increase (decrease) in net assets resulting from operations	26,823,437	142,981,545
Distributions to shareholders from net investment income	(732,721)	(12,078,309)
Distributions to shareholders from net realized gain	(31,817,616)	(50,000,600)
Total distributions	(32,550,337)	(62,078,909)
Share transactions - net increase (decrease)	5,463,341	154,026,864
Total increase (decrease) in net assets	(263,559)	234,929,500

Net Assets
Beginning of period	1,142,151,623	907,222,123
End of period (including undistributed net investment income of $3,483,811 and undistributed net investment income of $765,788, respectively)	$ 1,141,888,064	$ 1,142,151,623

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86
Income from Investment Operations
Net investment income (loss) E	.03	.12	.16	.13	.12	.12
Net realized and unrealized gain (loss)	.23	1.39	.81	(.14)	1.33	3.02
Total from investment operations	.26	1.51	.97	(.01)	1.45	3.14
Distributions from net investment income	(.01)	(.12)	(.15)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.32)	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.33)	(.66)	(.30)	(.28)	(.19)	(.18)
Net asset value, end of period	$ 11.24	$ 11.31	$ 10.46	$ 9.79	$ 10.08	$ 8.82
Total ReturnB, C, D	2.37%	14.74%	10.21%	.12%	16.67%	53.81%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.57%A	1.12%	1.59%	1.41%	1.35%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,485	$ 612,735	$ 527,525	$ 403,850	$ 320,731	$ 205,405
Portfolio turnover rate F	32% A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84
Income from Investment Operations
Net investment income (loss) E	.02	.09	.13	.11	.10	.10
Net realized and unrealized gain (loss)	.22	1.39	.82	(.15)	1.32	3.02
Total from investment operations	.24	1.48	.95	(.04)	1.42	3.12
Distributions from net investment income	-	(.10)	(.12)	(.10)	(.09)	(.10)
Distributions from net realized gain	(.32)	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.32)	(.64)	(.28) I	(.25) H	(.17)	(.17)
Net asset value, end of period	$ 11.18	$ 11.26	$ 10.42	$ 9.75	$ 10.04	$ 8.79
Total ReturnB, C, D	2.23%	14.45%	10.02%	(.15)%	16.36%	53.52%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.32%A	.87%	1.34%	1.16%	1.10%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,129	$ 128,619	$ 92,998	$ 62,438	$ 60,268	$ 43,326
Portfolio turnover rate F	32% A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.06	.05	.06
Net realized and unrealized gain (loss)	.23	1.38	.81	(.14)	1.32	3.01
Total from investment operations	.22	1.42	.89	(.08)	1.37	3.07
Distributions from net investment income	-	(.05)	(.08)	(.05)	(.05)	(.06)
Distributions from net realized gain	(.31)	(.53)	(.15)	(.15)	(.08)	(.07)
Total distributions	(.31)	(.58)	(.23)	(.20)	(.13)	(.13)
Net asset value, end of period	$ 11.14	$ 11.23	$ 10.39	$ 9.73	$ 10.01	$ 8.77
Total ReturnB, C, D	2.00%	13.93%	9.40%	(.62)%	15.71%	52.74%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)%A	.37%	.84%	.66%	.60%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,103	$ 3,565	$ 3,651	$ 3,786	$ 4,612	$ 4,089
Portfolio turnover rate F	32%A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.06	.05	.06
Net realized and unrealized gain (loss)	.22	1.38	.81	(.14)	1.32	3.01
Total from investment operations	.21	1.42	.89	(.08)	1.37	3.07
Distributions from net investment income	-	(.06)	(.09)	(.06)	(.06)	(.06)
Distributions from net realized gain	(.31)	(.53)	(.15)	(.15)	(.08)	(.07)
Total distributions	(.31)	(.59)	(.24)	(.21)	(.13) I	(.13)
Net asset value, end of period	$ 11.09	$ 11.19	$ 10.36	$ 9.71	$ 10.00	$ 8.76
Total ReturnB, C, D	1.94%	13.95%	9.42%	(.62)%	15.80%	52.90%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)%A	.37%	.84%	.66%	.60%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,566	$ 18,457	$ 13,415	$ 9,926	$ 8,753	$ 6,199
Portfolio turnover rate F	32% A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87
Income from Investment Operations
Net investment income (loss) D	.05	.15	.18	.16	.15	.14
Net realized and unrealized gain (loss)	.23	1.41	.81	(.14)	1.32	3.04
Total from investment operations	.28	1.56	.99	.02	1.47	3.18
Distributions from net investment income	(.01)	(.15)	(.17)	(.14)	(.13)	(.13)
Distributions from net realized gain	(.32)	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.34) G	(.69)	(.32)	(.30)	(.21)	(.20)
Net asset value, end of period	$ 11.31	$ 11.37	$ 10.50	$ 9.83	$ 10.11	$ 8.85
Total ReturnB, C	2.51%	15.14%	10.43%	.45%	16.86%	54.35%
Ratios to Average Net Assets E, F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82%A	1.37%	1.84%	1.66%	1.60%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,604	$ 378,776	$ 269,633	$ 162,772	$ 83,240	$ 32,842
Portfolio turnover rate E	32% A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.34 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.324 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	0.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.1
Fidelity Advisor Series Growth & Income Fund	8.3	8.4
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.4
Fidelity Advisor Series Opportunistic Insights Fund	5.3	4.5
Fidelity Advisor Series Small Cap Fund	3.1	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.5
Fidelity Series 100 Index Fund	3.4	3.1
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.3
Fidelity Series Commodity Strategy Fund	1.0	0.9
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	6.2
	66.0	63.2
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.7
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Small Cap Fund	2.0	2.2
Fidelity Series International Value Fund	9.0	9.5
	26.7	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.1
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	2.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.0%
International Equity Funds	26.7%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity related investments.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	5,107,102	$ 53,011,714
Fidelity Advisor Series Equity-Income Fund (c)	7,417,595	96,873,785
Fidelity Advisor Series Growth & Income Fund (c)	5,116,010	68,810,333
Fidelity Advisor Series Growth Opportunities Fund (c)	4,164,987	45,981,456
Fidelity Advisor Series Opportunistic Insights Fund (c)	2,959,820	44,160,513
Fidelity Advisor Series Small Cap Fund (c)	2,385,483	25,238,409
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	4,750,622	63,610,826
Fidelity Series 100 Index Fund (c)	2,178,657	28,540,400
Fidelity Series 1000 Value Index Fund (c)	955,237	10,698,654
Fidelity Series All-Sector Equity Fund (c)	4,355,290	64,893,827
Fidelity Series Commodity Strategy Fund (a)(c)	1,078,104	8,010,310
Fidelity Series Real Estate Equity Fund (c)	505,275	6,447,305
Fidelity Series Small Cap Opportunities Fund (c)	2,474,590	30,091,014
TOTAL DOMESTIC EQUITY FUNDS (Cost $465,465,168)		546,368,546
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (c)	3,058,667	54,566,612
Fidelity Series International Growth Fund (c)	5,371,226	75,036,022
Fidelity Series International Small Cap Fund (c)	1,080,359	16,615,926
Fidelity Series International Value Fund (c)	6,912,840	75,004,311
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $188,370,392)		221,222,871
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	531,943	$ 5,447,098
Fidelity Series Floating Rate High Income Fund (c)	406,022	4,194,210
Fidelity Series High Income Fund (c)	3,585,057	36,639,279
Fidelity Series Investment Grade Bond Fund (c)	371,719	4,219,015
Fidelity Series Real Estate Income Fund (c)	357,649	3,948,442
TOTAL BOND FUNDS (Cost $53,195,608)		54,448,044
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	185,196	1,731,580
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	4,458,148	4,458,148
TOTAL SHORT-TERM FUNDS (Cost $6,191,580)		6,189,728
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $713,222,748)		828,229,189
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157,615)
NET ASSETS - 100%		$ 828,071,574
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 53,216,608	$ 2,138,839	$ -	$ 53,011,714
Fidelity Advisor Equity Growth Fund Institutional Class	51,067,793	1,376,760	53,330,328	-	-
Fidelity Advisor Series Equity-Income Fund	92,017,234	10,382,008	9,240,040	910,446	96,873,785
Fidelity Advisor Series Growth & Income Fund	69,043,002	5,872,673	7,805,198	576,428	68,810,333
Fidelity Advisor Series Growth Opportunities Fund	44,570,967	961,734	1,019,215	-	45,981,456
Fidelity Advisor Series Opportunistic Insights Fund	36,968,854	8,564,707	3,975,799	-	44,160,513
Fidelity Advisor Series Small Cap Fund	24,868,661	2,901,457	2,574,607	-	25,238,409
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,634,290	5,860,872	7,304,376	-	63,610,826
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	1,733,432	-	312	1,731,580
Fidelity Institutional Money Market Portfolio Institutional Class	-	4,458,148	-	82	4,458,148
Fidelity Series 100 Index Fund	25,916,855	3,347,683	2,677,049	-	28,540,400
Fidelity Series 1000 Value Index Fund	10,451,384	928,841	1,174,830	-	10,698,654
Fidelity Series All-Sector Equity Fund	60,641,247	7,092,207	6,142,395	-	64,893,827
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 7,707,162	$ 1,887,286	$ 528,010	$ -	$ 8,010,310
Fidelity Series Emerging Markets Debt Fund	5,634,570	475,449	686,816	154,338	5,447,098
Fidelity Series Emerging Markets Fund	46,752,364	8,709,547	2,510,209	-	54,566,612
Fidelity Series Floating Rate High Income Fund	780,777	4,346,489	895,825	36,562	4,194,210
Fidelity Series High Income Fund	54,792,146	3,841,686	20,320,520	1,291,182	36,639,279
Fidelity Series International Growth Fund	77,850,676	5,607,751	7,410,613	-	75,036,022
Fidelity Series International Small Cap Fund	17,948,594	1,151,832	1,611,363	-	16,615,926
Fidelity Series International Value Fund	78,466,476	5,480,560	7,091,400	-	75,004,311
Fidelity Series Investment Grade Bond Fund	17,488,007	2,040,723	15,495,198	196,674	4,219,015
Fidelity Series Real Estate Equity Fund	6,758,383	1,008,433	1,253,042	60,131	6,447,305
Fidelity Series Real Estate Income Fund	3,944,361	561,115	475,243	98,849	3,948,442
Fidelity Series Small Cap Opportunities Fund	30,650,952	5,845,536	3,121,879	34,972	30,091,014
Total	$ 825,954,755	$ 147,653,537	$ 158,782,794	$ 3,359,976	$ 828,229,189
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $713,222,748) - See accompanying schedule		$ 828,229,189
Receivable for investments sold		622,586
Receivable for fund shares sold		1,314,034
Receivable from affiliate for expense reductions		33
Total assets		830,165,842

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	32,399
Payable for fund shares redeemed	1,904,650
Distribution and service plan fees payable	157,217
Total liabilities		2,094,268

Net Assets		$ 828,071,574
Net Assets consist of:
Paid in capital		$ 686,947,966
Undistributed net investment income		2,418,503
Accumulated undistributed net realized gain (loss) on investments		23,698,664
Net unrealized appreciation (depreciation) on investments		115,006,441
Net Assets		$ 828,071,574

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($403,943,390 ÷ 36,205,419 shares)		$ 11.16

Maximum offering price per share (100/94.25 of $11.16)		$ 11.84
Class T: Net Asset Value and redemption price per share ($116,127,738 ÷ 10,453,521 shares)		$ 11.11

Maximum offering price per share (100/96.50 of $11.11)		$ 11.51
Class B: Net Asset Value and offering price per share ($4,072,259 ÷ 368,802 shares)A		$ 11.04

Class C: Net Asset Value and offering price per share ($22,551,594 ÷ 2,045,091 shares)A		$ 11.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($281,376,593 ÷ 25,070,584 shares)		$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,359,976

Expenses
Distribution and service plan fees	$ 937,774
Independent trustees' compensation	1,810
Total expenses before reductions	939,584
Expense reductions	(1,855)	937,729
Net investment income (loss)		2,422,247
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,458,131
Capital gain distributions from underlying funds	3,576,192
Total net realized gain (loss)		25,034,323
Change in net unrealized appreciation (depreciation) on underlying funds		(8,054,450)
Net gain (loss)		16,979,873
Net increase (decrease) in net assets resulting from operations		$ 19,402,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,422,247	$ 8,465,636
Net realized gain (loss)	25,034,323	48,136,687
Change in net unrealized appreciation (depreciation)	(8,054,450)	48,837,052
Net increase (decrease) in net assets resulting from operations	19,402,120	105,439,375
Distributions to shareholders from net investment income	(517,566)	(8,609,427)
Distributions to shareholders from net realized gain	(24,060,257)	(37,277,454)
Total distributions	(24,577,823)	(45,886,881)
Share transactions - net increase (decrease)	7,444,754	100,312,280
Total increase (decrease) in net assets	2,269,051	159,864,774

Net Assets
Beginning of period	825,802,523	665,937,749
End of period (including undistributed net investment income of $2,418,503 and undistributed net investment income of $513,822, respectively)	$ 828,071,574	$ 825,802,523

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.12	.11	.11
Net realized and unrealized gain (loss)	.23	1.40	.82	(.17)	1.34	3.05
Total from investment operations	.26	1.52	.97	(.05)	1.45	3.16
Distributions from net investment income	(.01)	(.12)	(.14)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.34)	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.34) I	(.67)	(.19)	(.27)	(.18) H	(.17)
Net asset value, end of period	$ 11.16	$ 11.24	$ 10.39	$ 9.61	$ 9.93	$ 8.66
Total ReturnB, C, D	2.42%	14.91%	10.23%	(.22)%	16.99%	55.94%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.56%A	1.10%	1.56%	1.32%	1.23%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,943	$ 401,589	$ 352,814	$ 280,478	$ 220,549	$ 137,716
Portfolio turnover rate F	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.338 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66
Income from Investment Operations
Net investment income (loss) E	.02	.09	.13	.10	.09	.09
Net realized and unrealized gain (loss)	.23	1.39	.81	(.17)	1.33	3.05
Total from investment operations	.25	1.48	.94	(.07)	1.42	3.14
Distributions from net investment income	-	(.10)	(.12)	(.09)	(.09)	(.09)
Distributions from net realized gain	(.34)	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.34)	(.64) J	(.16) I	(.25)	(.16) H	(.16)
Net asset value, end of period	$ 11.11	$ 11.20	$ 10.36	$ 9.58	$ 9.90	$ 8.64
Total ReturnB, C, D	2.28%	14.61%	9.99%	(.48)%	16.66%	55.57%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.31%A	.85%	1.31%	1.07%	.98%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,128	$ 115,391	$ 89,196	$ 64,512	$ 61,195	$ 46,449
Portfolio turnover rate F	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

J Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.05	.04	.05
Net realized and unrealized gain (loss)	.22	1.38	.81	(.17)	1.34	3.03
Total from investment operations	.21	1.42	.89	(.12)	1.38	3.08
Distributions from net investment income	-	(.05)	(.08)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.32)	(.54)	(.05)	(.15)	(.07)	(.07)
Total distributions	(.32)	(.58) I	(.12) H	(.20)	(.12)	(.12)
Net asset value, end of period	$ 11.04	$ 11.15	$ 10.31	$ 9.54	$ 9.86	$ 8.60
Total ReturnB, C, D	1.96%	14.06%	9.47%	(1.06)%	16.16%	54.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.19)%A	.35%	.81%	.57%	.48%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,072	$ 5,038	$ 5,532	$ 5,643	$ 6,704	$ 5,847
Portfolio turnover rate F	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.05	.04	.05
Net realized and unrealized gain (loss)	.23	1.38	.82	(.18)	1.34	3.05
Total from investment operations	.22	1.42	.90	(.13)	1.38	3.10
Distributions from net investment income	-	(.06)	(.08)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.33)	(.54)	(.05)	(.15)	(.07)	(.07)
Total distributions	(.33)	(.59) H	(.13)	(.20)	(.12)	(.12)
Net asset value, end of period	$ 11.03	$ 11.14	$ 10.31	$ 9.54	$ 9.87	$ 8.61
Total ReturnB, C, D	1.99%	14.06%	9.53%	(1.08)%	16.16%	55.15%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.19)%A	.35%	.81%	.57%	.48%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,552	$ 21,190	$ 16,188	$ 13,344	$ 12,014	$ 9,646
Portfolio turnover rate F	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68
Income from Investment Operations
Net investment income (loss) D	.05	.15	.18	.15	.13	.13
Net realized and unrealized gain (loss)	.22	1.40	.82	(.18)	1.34	3.08
Total from investment operations	.27	1.55	1.00	(.03)	1.47	3.21
Distributions from net investment income	(.01)	(.15)	(.16)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.34)	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.35)	(.69) H	(.21)	(.29)	(.20) G	(.19)
Net asset value, end of period	$ 11.22	$ 11.30	$ 10.44	$ 9.65	$ 9.97	$ 8.70
Total ReturnB, C	2.47%	15.20%	10.55%	.02%	17.17%	56.66%
Ratios to Average Net Assets E, F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.81%A	1.35%	1.81%	1.57%	1.48%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,377	$ 282,594	$ 202,208	$ 126,497	$ 62,785	$ 40,214
Portfolio turnover rate E	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

H Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.0	0.0
Fidelity Advisor Series Equity-Income Fund	11.8	11.4
Fidelity Advisor Series Growth & Income Fund	8.1	8.4
Fidelity Advisor Series Growth Opportunities Fund	5.4	5.1
Fidelity Advisor Series Opportunistic Insights Fund	5.5	4.9
Fidelity Advisor Series Small Cap Fund	3.2	3.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.5
Fidelity Series 100 Index Fund	3.6	3.2
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.9	7.1
Fidelity Series Commodity Strategy Fund	1.0	0.9
Fidelity Series Real Estate Equity Fund	0.8	1.0
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	5.7
	66.2	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.6
Fidelity Series International Growth Fund	8.9	9.5
Fidelity Series International Small Cap Fund	2.0	2.3
Fidelity Series International Value Fund	8.9	9.5
	26.4	26.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.0*
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	2.2
Fidelity Series Real Estate Income Fund	0.5	0.3
	6.5	9.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.3	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.6	0.0
	0.9	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.2%
International Equity Funds	26.4%
Bond Funds	6.5%
Short-Term Funds	0.9%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.9%
Bond Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity related investments.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	1,121,823	$ 11,644,524
Fidelity Advisor Series Equity-Income Fund (c)	1,737,328	22,689,500
Fidelity Advisor Series Growth & Income Fund (c)	1,164,841	15,667,108
Fidelity Advisor Series Growth Opportunities Fund (c)	939,923	10,376,754
Fidelity Advisor Series Opportunistic Insights Fund (c)	704,384	10,509,405
Fidelity Advisor Series Small Cap Fund (c)	580,633	6,143,094
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	1,123,976	15,050,044
Fidelity Series 100 Index Fund (c)	526,016	6,890,804
Fidelity Series 1000 Value Index Fund (c)	224,033	2,509,169
Fidelity Series All-Sector Equity Fund (c)	1,019,047	15,183,805
Fidelity Series Commodity Strategy Fund (a)(c)	250,562	1,861,676
Fidelity Series Real Estate Equity Fund (c)	118,326	1,509,837
Fidelity Series Small Cap Opportunities Fund (c)	595,872	7,245,804
TOTAL DOMESTIC EQUITY FUNDS (Cost $117,351,762)		127,281,524
International Equity Funds - 26.4%

Fidelity Series Emerging Markets Fund (c)	711,388	12,691,156
Fidelity Series International Growth Fund (c)	1,229,392	17,174,606
Fidelity Series International Small Cap Fund (c)	250,516	3,852,941
Fidelity Series International Value Fund (c)	1,581,219	17,156,221
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,990,619)		50,874,924
Bond Funds - 6.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	117,478	$ 1,202,970
Fidelity Series Floating Rate High Income Fund (c)	93,328	964,077
Fidelity Series High Income Fund (c)	829,760	8,480,147
Fidelity Series Investment Grade Bond Fund (c)	86,362	980,206
Fidelity Series Real Estate Income Fund (c)	83,070	917,094
TOTAL BOND FUNDS (Cost $12,586,643)		12,544,494
Short-Term Funds - 0.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	55,638	520,213
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	1,150,775	1,150,775
TOTAL SHORT-TERM FUNDS (Cost $1,671,544)		1,670,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $179,600,568)		192,371,930
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,505)
NET ASSETS - 100%		$ 192,341,425
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 11,535,117	$ 274,909	$ -	$ 11,644,524
Fidelity Advisor Equity Growth Fund Institutional Class	8,880,395	1,034,860	10,100,451	-	-
Fidelity Advisor Series Equity-Income Fund	17,895,119	6,166,288	2,137,938	189,501	22,689,500
Fidelity Advisor Series Growth & Income Fund	13,265,158	3,903,987	1,822,594	113,419	15,667,108
Fidelity Advisor Series Growth Opportunities Fund	8,026,517	2,098,434	44,498	-	10,376,754
Fidelity Advisor Series Opportunistic Insights Fund	7,732,493	2,991,258	809,081	-	10,509,405
Fidelity Advisor Series Small Cap Fund	4,851,837	1,816,232	513,122	-	6,143,094
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,851,287	4,009,518	1,508,579	-	15,050,044
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	520,769	-	94	520,213
Fidelity Institutional Money Market Portfolio Institutional Class	-	1,150,775	-	21	1,150,775
Fidelity Series 100 Index Fund	5,006,785	2,098,374	630,028	-	6,890,804
Fidelity Series 1000 Value Index Fund	2,029,502	667,689	286,858	-	2,509,169
Fidelity Series All-Sector Equity Fund	11,151,907	4,501,075	1,165,609	-	15,183,805
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 1,467,193	$ 703,079	$ 76,966	$ -	$ 1,861,676
Fidelity Series Emerging Markets Debt Fund	1,074,301	244,458	115,983	32,381	1,202,970
Fidelity Series Emerging Markets Fund	8,827,477	4,037,669	407,596	-	12,691,156
Fidelity Series Floating Rate High Income Fund	16,117	1,101,396	145,687	5,872	964,077
Fidelity Series High Income Fund	10,425,524	1,941,981	3,520,414	268,735	8,480,147
Fidelity Series International Growth Fund	14,898,127	3,787,420	1,235,993	-	17,174,606
Fidelity Series International Small Cap Fund	3,562,259	856,345	364,221	-	3,852,941
Fidelity Series International Value Fund	15,006,060	3,768,332	1,148,476	-	17,156,221
Fidelity Series Investment Grade Bond Fund	3,475,861	1,244,394	3,775,649	46,160	980,206
Fidelity Series Real Estate Equity Fund	1,611,534	549,794	640,840	14,432	1,509,837
Fidelity Series Real Estate Income Fund	423,596	566,935	47,533	19,727	917,094
Fidelity Series Small Cap Opportunities Fund	5,878,390	2,698,241	575,347	8,249	7,245,804
Total	$ 157,357,439	$ 63,994,420	$ 31,348,372	$ 698,591	$ 192,371,930
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $179,600,568) - See accompanying schedule		$ 192,371,930
Cash		9,459
Receivable for investments sold		104,758
Receivable for fund shares sold		590,077
Receivable from affiliate for expense reductions		42
Total assets		193,076,266

Liabilities
Payable for fund shares redeemed	$ 701,698
Distribution and service plan fees payable	33,143
Total liabilities		734,841

Net Assets		$ 192,341,425
Net Assets consist of:
Paid in capital		$ 176,204,576
Undistributed net investment income		513,916
Accumulated undistributed net realized gain (loss) on investments		2,851,571
Net unrealized appreciation (depreciation) on investments		12,771,362
Net Assets		$ 192,341,425

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($96,325,659 ÷ 8,152,753 shares)		$ 11.82

Maximum offering price per share (100/94.25 of $11.82)		$ 12.54
Class T: Net Asset Value and redemption price per share ($24,787,089 ÷ 2,104,089 shares)		$ 11.78

Maximum offering price per share (100/96.50 of $11.78)		$ 12.21
Class C: Net Asset Value and offering price per share ($3,242,313 ÷ 275,377 shares)A		$ 11.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($67,986,364 ÷ 5,732,987 shares)		$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 698,591

Expenses
Distribution and service plan fees	$ 182,418
Independent trustees' compensation	369
Total expenses before reductions	182,787
Expense reductions	(479)	182,308
Net investment income (loss)		516,283
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,174,824
Capital gain distributions from underlying funds	796,993
Total net realized gain (loss)		2,971,817
Change in net unrealized appreciation (depreciation) on underlying funds		193,614
Net gain (loss)		3,165,431
Net increase (decrease) in net assets resulting from operations		$ 3,681,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 516,283	$ 1,218,961
Net realized gain (loss)	2,971,817	4,749,422
Change in net unrealized appreciation (depreciation)	193,614	9,384,388
Net increase (decrease) in net assets resulting from operations	3,681,714	15,352,771
Distributions to shareholders from net investment income	(97,351)	(1,169,063)
Distributions to shareholders from net realized gain	(2,185,675)	(3,355,879)
Total distributions	(2,283,026)	(4,524,942)
Share transactions - net increase (decrease)	33,611,441	87,257,338
Total increase (decrease) in net assets	35,010,129	98,085,167

Net Assets
Beginning of period	157,331,296	59,246,129
End of period (including undistributed net investment income of $513,916 and undistributed net investment income of $94,984, respectively)	$ 192,341,425	$ 157,331,296

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.56	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.18	.11
Net realized and unrealized gain (loss)	.25	1.49	.83	(.11)
Total from investment operations	.28	1.61	1.01	-
Distributions from net investment income	(.01)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.16)	(.36)	(.07)	(.15)
Total distributions	(.17)	(.46) J	(.20)	(.25) I
Net asset value, end of period	$ 11.82	$ 11.71	$ 10.56	$ 9.75
Total ReturnB, C, D	2.41%	15.45%	10.51%	.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	.55%A	1.11%	1.82%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,326	$ 81,217	$ 32,476	$ 2,655
Portfolio turnover rate F	36% A	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.55	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.16	.09
Net realized and unrealized gain (loss)	.24	1.47	.82	(.10)
Total from investment operations	.26	1.57	.98	(.01)
Distributions from net investment income	-	(.09)	(.11)	(.09)
Distributions from net realized gain	(.16)	(.36)	(.07)	(.15)
Total distributions	(.16)	(.44) I	(.18)	(.24)
Net asset value, end of period	$ 11.78	$ 11.68	$ 10.55	$ 9.75
Total ReturnB, C, D	2.27%	15.07%	10.24%	.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	.30%A	.86%	1.57%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,787	$ 19,134	$ 7,239	$ 1,444
Portfolio turnover rate F	36% A	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.57	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.10	.05
Net realized and unrealized gain (loss)	.24	1.47	.83	(.10)
Total from investment operations	.23	1.51	.93	(.05)
Distributions from net investment income	-	(.05)	(.03)	(.06)
Distributions from net realized gain	(.15)	(.35)	(.07)	(.15)
Total distributions	(.15)	(.39) I	(.10)	(.21)
Net asset value, end of period	$ 11.77	$ 11.69	$ 10.57	$ 9.74
Total ReturnB, C, D	1.98%	14.46%	9.69%	(.27)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	(.20)%A	.36%	1.07%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,242	$ 2,491	$ 1,094	$ 1,127
Portfolio turnover rate F	36% A	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 10.59	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.15	.21	.13
Net realized and unrealized gain (loss)	.24	1.48	.83	(.11)
Total from investment operations	.29	1.63	1.04	.02
Distributions from net investment income	(.01)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.16)	(.36)	(.07)	(.15)
Total distributions	(.17)	(.48) J	(.21)	(.26) I
Net asset value, end of period	$ 11.86	$ 11.74	$ 10.59	$ 9.76
Total ReturnB, C	2.54%	15.61%	10.84%	.51%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	.80%A	1.36%	2.07%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,986	$ 54,490	$ 18,438	$ 2,503
Portfolio turnover rate E	36%A	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
% of fund's net assets
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Advisor Series Equity-Income Fund	11.8
Fidelity Advisor Series Growth & Income Fund	8.2
Fidelity Advisor Series Growth Opportunities Fund	5.5
Fidelity Advisor Series Opportunistic Insights Fund	5.4
Fidelity Advisor Series Small Cap Fund	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series 100 Index Fund	3.6
Fidelity Series 1000 Value Index Fund	1.3
Fidelity Series All-Sector Equity Fund	7.8
Fidelity Series Commodity Strategy Fund	1.0
Fidelity Series Real Estate Equity Fund	0.8
Fidelity Series Small Cap Opportunities Fund	3.7
66.1
International Equity Funds
Fidelity Series Emerging Markets Fund	6.5
Fidelity Series International Growth Fund	9.1
Fidelity Series International Small Cap Fund	2.0
Fidelity Series International Value Fund	9.2
26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6
Fidelity Series Floating Rate High Income Fund	0.5
Fidelity Series High Income Fund	4.3
Fidelity Series Investment Grade Bond Fund	0.5
Fidelity Series Real Estate Income Fund	0.5
6.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2
Fidelity Institutional Money Market Portfolio Institutional Class	0.5
0.7
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity related investments.

Semiannual Report

Fidelity Advisor Freedom 2060 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	2,473	$ 25,675
Fidelity Advisor Series Equity-Income Fund (c)	3,872	50,575
Fidelity Advisor Series Growth & Income Fund (c)	2,623	35,284
Fidelity Advisor Series Growth Opportunities Fund (c)	2,157	23,815
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,570	23,424
Fidelity Advisor Series Small Cap Fund (c)	1,296	13,714
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,504	33,531
Fidelity Series 100 Index Fund (c)	1,172	15,355
Fidelity Series 1000 Value Index Fund (c)	500	5,595
Fidelity Series All-Sector Equity Fund (c)	2,264	33,728
Fidelity Series Commodity Strategy Fund (a)(c)	560	4,158
Fidelity Series Real Estate Equity Fund (c)	263	3,352
Fidelity Series Small Cap Opportunities Fund (c)	1,330	16,167
TOTAL DOMESTIC EQUITY FUNDS (Cost $280,094)		284,373
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	1,562	27,871
Fidelity Series International Growth Fund (c)	2,803	39,159
Fidelity Series International Small Cap Fund (c)	570	8,760
Fidelity Series International Value Fund (c)	3,625	39,327
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $117,724)		115,117
Bond Funds - 6.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	249	$ 2,552
Fidelity Series Floating Rate High Income Fund (c)	211	2,183
Fidelity Series High Income Fund (c)	1,826	18,666
Fidelity Series Investment Grade Bond Fund (c)	193	2,190
Fidelity Series Real Estate Income Fund (c)	186	2,050
TOTAL BOND FUNDS (Cost $28,034)		27,641
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	77	719
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	2,142	2,142
TOTAL SHORT-TERM FUNDS (Cost $2,862)		2,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $428,714)		429,992
NET OTHER ASSETS (LIABILITIES) - 0.0%		(163)
NET ASSETS - 100%		$ 429,829
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 26,707	$ 1,908	$ -	$ 25,675
Fidelity Advisor Series Equity-Income Fund	-	54,118	4,669	-	50,575
Fidelity Advisor Series Growth & Income Fund	-	37,641	2,485	-	35,284
Fidelity Advisor Series Growth Opportunities Fund	-	23,118	-	-	23,815
Fidelity Advisor Series Opportunistic Insights Fund	-	24,507	1,811	-	23,424
Fidelity Advisor Series Small Cap Fund	-	14,689	970	-	13,714
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	35,498	2,562	-	33,531
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	720	-	-	719
Fidelity Institutional Money Market Portfolio Institutional Class	-	2,142	-	-	2,142
Fidelity Series 100 Index Fund	-	15,942	1,091	-	15,355
Fidelity Series 1000 Value Index Fund	-	5,913	423	-	5,595
Fidelity Series All-Sector Equity Fund	-	35,499	2,797	-	33,728
Fidelity Series Commodity Strategy Fund	-	4,452	2	-	4,158
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ -	$ 2,981	$ 374	$ 22	$ 2,552
Fidelity Series Emerging Markets Fund	-	29,130	8	-	27,871
Fidelity Series Floating Rate High Income Fund	-	2,209	8	12	2,183
Fidelity Series High Income Fund	-	22,129	3,231	158	18,666
Fidelity Series International Growth Fund	-	40,075	510	-	39,159
Fidelity Series International Small Cap Fund	-	9,133	110	-	8,760
Fidelity Series International Value Fund	-	40,056	45	-	39,327
Fidelity Series Investment Grade Bond Fund	-	10,087	7,893	19	2,190
Fidelity Series Real Estate Equity Fund	-	3,926	312	18	3,352
Fidelity Series Real Estate Income Fund	-	2,149	25	28	2,050
Fidelity Series Small Cap Opportunities Fund	-	18,346	1,160	18	16,167
Total	$ -	$ 461,167	$ 32,394	$ 275	$ 429,992
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $428,714) - See accompanying schedule	$ 429,992

Liabilities
Distribution and service plan fees payable	163

Net Assets	$ 429,829
Net Assets consist of:
Paid in capital	$ 427,026
Accumulated net investment loss	(17)
Accumulated undistributed net realized gain (loss) on investments	1,542
Net unrealized appreciation (depreciation) on investments	1,278
Net Assets	$ 429,829

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,393 ÷ 11,044 shares)	$ 10.09

Maximum offering price per share (100/94.25 of $10.09)	$ 10.71
Class T: Net Asset Value and redemption price per share ($104,683 ÷ 10,383 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class C: Net Asset Value and offering price per share ($112,850 ÷ 11,202 shares)A	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,903 ÷ 10,000 shares)	$ 10.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 275

Expenses
Distribution and service plan fees		292
Net investment income (loss)		(17)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (58)
Capital gain distributions from underlying funds	1,600
Total net realized gain (loss)		1,542
Change in net unrealized appreciation (depreciation) on underlying funds		1,278
Net gain (loss)		2,820
Net increase (decrease) in net assets resulting from operations		$ 2,803

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (17)
Net realized gain (loss)	1,542
Change in net unrealized appreciation (depreciation)	1,278
Net increase (decrease) in net assets resulting from operations	2,803
Share transactions - net increase (decrease)	427,026
Total increase (decrease) in net assets	429,829

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $17)	$ 429,829

Financial Highlights - Class A

Period ended September 30, 2014 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I
Net realized and unrealized gain (loss)	.09
Total from investment operations	.09
Net asset value, end of period	$ 10.09
Total ReturnB, C	.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.25%A
Expenses net of all reductions	.25%A
Net investment income (loss)	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111
Portfolio turnover rate E	8%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to September 30, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2014 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	- I
Net realized and unrealized gain (loss)	.08
Total from investment operations	.08
Net asset value, end of period	$ 10.08
Total ReturnB, C	.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%A
Expenses net of fee waivers, if any	.50%A
Expenses net of all reductions	.50%A
Net investment income (loss)	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	8%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to September 30, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

I Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended September 30, 2014 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.01)
Net realized and unrealized gain (loss)	.08
Total from investment operations	.07
Net asset value, end of period	$ 10.07
Total ReturnB, C	.70%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	(.56)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113
Portfolio turnover rate E	8% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to September 30, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2014 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)C	.01
Net realized and unrealized gain (loss)	.08
Total from investment operations	.09
Net asset value, end of period	$ 10.09
Total ReturnB	.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101
Portfolio turnover rate D	8%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 258,300,105	$ 16,423,653	$ (997,754)	$ 15,425,899
Advisor Freedom 2005	257,462,843	22,798,661	(1,241,172)	21,557,489
Advisor Freedom 2010	716,234,573	76,286,426	(3,786,450)	72,499,976
Advisor Freedom 2015	1,563,567,139	194,747,991	(8,075,916)	186,672,075
Advisor Freedom 2020	2,902,069,640	352,786,910	(18,969,136)	333,817,774
Advisor Freedom 2025	2,789,210,331	387,937,416	(16,199,477)	371,737,939
Advisor Freedom 2030	2,746,082,839	412,933,733	(10,227,597)	402,706,136
Advisor Freedom 2035	2,003,838,462	329,344,707	(6,953,846)	322,390,861
Advisor Freedom 2040	1,933,048,544	313,538,645	(6,047,627)	307,491,018
Advisor Freedom 2045	989,839,691	155,735,107	(3,478,165)	152,256,942
Advisor Freedom 2050	714,268,375	116,348,319	(2,387,505)	113,960,814
Advisor Freedom 2055	179,755,441	13,900,537	(1,284,048)	12,616,489
Advisor Freedom 2060	428,784	6,003	(4,795)	1,208

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	46,280,952	64,274,185
Advisor Freedom 2005	32,420,199	50,506,734
Advisor Freedom 2010	79,623,844	159,231,550
Advisor Freedom 2015	185,619,085	346,882,497
Advisor Freedom 2020	337,777,289	533,718,946
Advisor Freedom 2025	355,387,115	490,268,204
Advisor Freedom 2030	378,068,056	518,380,823
Advisor Freedom 2035	316,494,195	416,453,639
Advisor Freedom 2040	292,817,188	383,188,504
Advisor Freedom 2045	185,123,926	203,785,598
Advisor Freedom 2050	147,653,537	158,782,794
Advisor Freedom 2055	63,994,420	31,348,372
Advisor Freedom 2060	461,167	32,394

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 175,883	$ 5,365
Class T	.25%	.25%	125,854	-
Class B	.75%	.25%	7,803	5,854
Class C	.75%	.25%	78,621	8,931
			$ 388,161	$ 20,150
Advisor Freedom 2005
Class A	-%	.25%	$ 225,868	$ 16,164
Class T	.25%	.25%	72,970	78
Class B	.75%	.25%	4,607	3,455
Class C	.75%	.25%	41,780	2,239
			$ 345,225	$ 21,936
Advisor Freedom 2010
Class A	-%	.25%	$ 615,283	$ 38,981
Class T	.25%	.25%	294,790	3,386
Class B	.75%	.25%	17,537	13,162
Class C	.75%	.25%	183,142	13,157
			$ 1,110,752	$ 68,686
Advisor Freedom 2015
Class A	-%	.25%	$ 1,330,545	$ 75,906
Class T	.25%	.25%	555,944	3,963
Class B	.75%	.25%	55,563	41,672
Class C	.75%	.25%	374,972	41,384
			$ 2,317,024	$ 162,925
Advisor Freedom 2020
Class A	-%	.25%	$ 2,382,012	$ 134,720
Class T	.25%	.25%	1,127,182	6,627
Class B	.75%	.25%	108,443	81,332
Class C	.75%	.25%	573,177	61,539
			$ 4,190,814	$ 284,218
Advisor Freedom 2025
Class A	-%	.25%	$ 2,401,040	$ 159,780
Class T	.25%	.25%	981,604	5,859
Class B	.75%	.25%	80,408	60,306
Class C	.75%	.25%	461,136	57,255
			$ 3,924,188	$ 283,200
Advisor Freedom 2030
Class A	-%	.25%	$ 2,235,876	$ 133,774
Class T	.25%	.25%	1,102,818	5,823
Class B	.75%	.25%	97,453	73,090
Class C	.75%	.25%	453,392	54,042
			$ 3,889,539	$ 266,729
Advisor Freedom 2035
Class A	-%	.25%	$ 1,690,788	$ 110,381
Class T	.25%	.25%	707,500	3,541
Class B	.75%	.25%	65,684	49,319
Class C	.75%	.25%	270,049	33,673
			$ 2,734,021	$ 196,914

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,515,878	$ 85,793
Class T	.25%	.25%	826,712	7,465
Class B	.75%	.25%	82,985	62,252
Class C	.75%	.25%	374,210	41,201
			$ 2,799,785	$ 196,711
Advisor Freedom 2045
Class A	-%	.25%	$ 773,182	$ 53,846
Class T	.25%	.25%	336,823	1,351
Class B	.75%	.25%	16,728	12,546
Class C	.75%	.25%	99,583	20,489
			$ 1,226,316	$ 88,232
Advisor Freedom 2050
Class A	-%	.25%	$ 507,100	$ 24,504
Class T	.25%	.25%	297,527	589
Class B	.75%	.25%	23,120	17,340
Class C	.75%	.25%	110,027	18,433
			$ 937,774	$ 60,866
Advisor Freedom 2055
Class A	-%	.25%	$ 111,166	$ 7,738
Class T	.25%	.25%	56,644	472
Class C	.75%	.25%	14,608	6,085
			$ 182,418	$ 14,295
Advisor Freedom 2060
Class A	-%	.25%	$ 41	$ 41
Class T	.25%	.25%	81	81
Class C	.75%	.25%	170	170
			$ 292	$ 292

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 3,226
Class T	1,602
Class B*	2,303
Class C*	1,316
$ 8,447
Advisor Freedom 2005
Class A	$ 1,840
Class T	469
Class B*	285
Class C*	66
$ 2,660
Advisor Freedom 2010
Class A	$ 3,425
Class T	2,218
Class B*	1,510
Class C*	1,423
$ 8,576

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 16,551
Class T	4,741
Class B*	2,656
Class C*	4,260
$ 28,208
Advisor Freedom 2020
Class A	$ 32,932
Class T	15,412
Class B*	6,393
Class C*	8,149
$ 62,886
Advisor Freedom 2025
Class A	$ 41,399
Class T	21,842
Class B*	3,896
Class C*	4,116
$ 71,253
Advisor Freedom 2030
Class A	$ 42,491
Class T	20,505
Class B*	3,803
Class C*	4,066
$ 70,865
Advisor Freedom 2035
Class A	$ 31,757
Class T	20,546
Class B*	4,441
Class C*	3,857
$ 60,601
Advisor Freedom 2040
Class A	$ 40,689
Class T	20,315
Class B*	3,601
Class C*	4,740
$ 69,345
Advisor Freedom 2045
Class A	$ 22,954
Class T	11,730
Class B*	908
Class C*	3,590
$ 39,182
Advisor Freedom 2050
Class A	$ 17,292
Class T	7,282
Class B*	3,120
Class C*	2,077
$ 29,771
Advisor Freedom 2055
Class A	$ 7,018
Class T	4,514
Class C*	421
$ 11,953
Advisor Freedom 2060
Class A	$ 6

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Equity Growth Fund Institutional Class, ("selected Underlying Fund") for investments and non-taxable exchanges of those investments for shares of Fidelity Advisor Series Equity Growth Fund which is an affiliated investment company managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Fund in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments, reallocated	Realized Gain (Loss) on redemptions of selected Underlying Fund
Advisor Freedom Income	$ 4,082,113	$ 2,033,927
Advisor Freedom 2005	7,240,234	3,242,323
Advisor Freedom 2010	25,544,744	11,428,272
Advisor Freedom 2015	66,178,649	29,908,869
Advisor Freedom 2020	137,167,668	62,721,101
Advisor Freedom 2025	160,781,891	68,169,823
Advisor Freedom 2030	177,577,655	74,069,592
Advisor Freedom 2035	140,701,058	58,185,650
Advisor Freedom 2040	137,836,038	54,272,412
Advisor Freedom 2045	69,459,882	27,912,258
Advisor Freedom 2050	50,491,035	20,607,140
Advisor Freedom 2055	9,577,332	2,239,161

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$ 313
Class T	.50%	112
Class B	1.00%	3
Class C	1.00%	35
Institutional Class	.00%	158
Advisor Freedom 2005
Class A	.25%	400
Class T	.50%	65
Class B	1.00%	2
Class C	1.00%	18
Institutional Class	.00%	155
Advisor Freedom 2010
Class A	.25%	1,096
Class T	.50%	262
Class B	1.00%	8
Class C	1.00%	82
Institutional Class	.00%	396

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2015
Class A	.25%	$ 2,364
Class T	.50%	494
Class B	1.00%	25
Class C	1.00%	167
Institutional Class	.00%	1,017
Advisor Freedom 2020
Class A	.25%	4,210
Class T	.50%	996
Class B	1.00%	48
Class C	1.00%	253
Institutional Class	.00%	1,876
Advisor Freedom 2025
Class A	.25%	4,223
Class T	.50%	863
Class B	1.00%	35
Class C	1.00%	203
Institutional Class	.00%	1,829
Advisor Freedom 2030
Class A	.25%	3,934
Class T	.50%	971
Class B	1.00%	43
Class C	1.00%	199
Institutional Class	.00%	1,947
Advisor Freedom 2035
Class A	.25%	2,969
Class T	.50%	622
Class B	1.00%	29
Class C	1.00%	119
Institutional Class	.00%	1,501
Advisor Freedom 2040
Class A	.25%	2,664
Class T	.50%	726
Class B	1.00%	37
Class C	1.00%	165
Institutional Class	.00%	1,427
Advisor Freedom 2045
Class A	.25%	1,352
Class T	.50%	342
Class B	1.00%	8
Class C	1.00%	68
Institutional Class	.00%	808
Advisor Freedom 2050
Class A	25%	906
Class T	.50%	260
Class B	1.00%	10
Class C	1.00%	75
Institutional Class	.00%	604

Semiannual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2055
Class A	25%	$ 259
Class T	.50%	75
Class C	1.00%	17
Institutional Class	.00%	128
6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom Income
From net investment income
Class A	$ 930,063	$ 1,766,405
Class T	272,231	429,308
Class B	4,400	5,610
Class C	45,201	53,835
Institutional Class	557,255	983,323
Total	$ 1,809,150	$ 3,238,481
From net realized gain
Class A	$ 2,440,563	$ 4,306,389
Class T	861,819	1,357,064
Class B	28,096	51,287
Class C	272,567	416,779
Institutional Class	1,198,999	1,929,856
Total	$ 4,802,044	$ 8,061,375
Advisor Freedom 2005
From net investment income
Class A	$ 472,190	$ 1,934,390
Class T	58,117	244,035
Class B	683	3,650
Class C	6,598	32,429
Institutional Class	237,014	835,850
Total	$ 774,602	$ 3,050,354
From net realized gain
Class A	$ 2,611,801	$ 4,953,300
Class T	428,611	765,045
Class B	15,101	29,817
Class C	129,755	234,996
Institutional Class	1,048,787	1,717,398
Total	$ 4,234,055	$ 7,700,556

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2010
From net investment income
Class A	$ 1,186,905	$ 5,617,013
Class T	201,495	1,081,956
Class B	564	11,082
Class C	19,931	138,094
Institutional Class	548,667	2,663,216
Total	$ 1,957,562	$ 9,511,361
From net realized gain
Class A	$ 8,806,061	$ 16,966,458
Class T	2,106,534	4,171,832
Class B	64,852	159,058
Class C	654,884	1,212,875
Institutional Class	3,236,240	6,457,880
Total	$ 14,868,571	$ 28,968,103
Advisor Freedom 2015
From net investment income
Class A	$ 2,309,830	$ 12,813,208
Class T	350,780	2,012,565
Class B	-	47,108
Class C	23,565	333,834
Institutional Class	1,297,889	6,573,771
Total	$ 3,982,064	$ 21,780,486
From net realized gain
Class A	$ 20,788,480	$ 44,722,592
Class T	4,419,815	8,884,016
Class B	226,422	568,951
Class C	1,484,563	2,861,846
Institutional Class	9,085,190	18,426,163
Total	$ 36,004,470	$ 75,463,568
Advisor Freedom 2020
From net investment income
Class A	$ 3,781,879	$ 22,719,462
Class T	594,240	4,214,567
Class B	-	101,181
Class C	16,832	534,801
Institutional Class	2,188,802	11,465,857
Total	$ 6,581,753	$ 39,035,868
From net realized gain
Class A	$ 31,095,438	$ 80,113,960
Class T	7,328,806	18,426,540
Class B	366,082	1,172,886
Class C	1,868,386	4,359,115
Institutional Class	13,882,602	32,883,618
Total	$ 54,541,314	$ 136,956,119

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2025
From net investment income
Class A	$ 3,126,635	$ 22,477,566
Class T	401,997	3,528,131
Class B	-	84,463
Class C	-	457,022
Institutional Class	1,842,031	11,073,746
Total	$ 5,370,663	$ 37,620,928
From net realized gain
Class A	$ 31,550,569	$ 93,759,806
Class T	6,374,516	17,601,291
Class B	273,220	1,050,076
Class C	1,521,353	4,011,074
Institutional Class	13,631,005	36,965,416
Total	$ 53,350,663	$ 153,387,663
Advisor Freedom 2030
From net investment income
Class A	$ 1,373,088	$ 22,820,261
Class T	61,114	4,478,364
Class B	-	122,601
Class C	-	511,433
Institutional Class	1,238,873	12,079,384
Total	$ 2,673,075	$ 40,012,043
From net realized gain
Class A	$ 22,219,045	$ 86,607,833
Class T	5,439,290	20,188,786
Class B	225,812	1,192,790
Class C	1,039,457	3,878,775
Institutional Class	11,026,987	37,221,951
Total	$ 39,950,591	$ 149,090,135
Advisor Freedom 2035
From net investment income
Class A	$ 782,451	$ 15,154,993
Class T	-	2,367,982
Class B	-	70,000
Class C	-	268,078
Institutional Class	796,760	8,554,224
Total	$ 1,579,211	$ 26,415,277
From net realized gain
Class A	$ 19,464,643	$ 78,751,944
Class T	4,091,968	14,374,167
Class B	187,726	1,007,862
Class C	724,929	2,858,485
Institutional Class	9,909,688	35,195,201
Total	$ 34,378,954	$ 132,187,659

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2040
From net investment income
Class A	$ 574,936	$ 13,352,673
Class T	-	2,834,561
Class B	-	78,732
Class C	-	342,692
Institutional Class	702,031	7,969,592
Total	$ 1,276,967	$ 24,578,250
From net realized gain
Class A	$ 17,330,164	$ 69,904,502
Class T	4,700,524	18,244,340
Class B	227,008	1,302,421
Class C	978,739	3,941,198
Institutional Class	9,258,009	32,634,491
Total	$ 32,494,444	$ 126,026,952
Advisor Freedom 2045
From net investment income
Class A	$ 317,262	$ 6,527,056
Class T	-	1,043,078
Class B	-	16,381
Class C	-	85,939
Institutional Class	415,459	4,405,855
Total	$ 732,721	$ 12,078,309
From net realized gain
Class A	$ 17,132,248	$ 28,311,703
Class T	3,709,229	5,432,484
Class B	94,846	177,930
Class C	526,870	768,912
Institutional Class	10,354,423	15,309,571
Total	$ 31,817,616	$ 50,000,600
Advisor Freedom 2050
From net investment income
Class A	$ 209,147	$ 4,293,626
Class T	-	948,674
Class B	-	22,749
Class C	-	101,098
Institutional Class	308,419	3,243,280
Total	$ 517,566	$ 8,609,427
From net realized gain
Class A	$ 11,782,175	$ 19,244,490
Class T	3,492,965	5,189,025
Class B	142,261	268,767
Class C	624,106	927,947
Institutional Class	8,018,750	11,647,225
Total	$ 24,060,257	$ 37,277,454

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2055
From net investment income
Class A	$ 41,423	$ 616,684
Class T	-	116,529
Class C	-	8,049
Institutional Class	55,928	427,801
Total	$ 97,351	$ 1,169,063
From net realized gain
Class A	$ 1,118,404	$ 1,825,764
Class T	278,882	413,891
Class C	33,363	51,905
Institutional Class	755,026	1,064,319
Total	$ 2,185,675	$ 3,355,879

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom Income
Class A
Shares sold	1,593,087	4,084,387	$ 17,759,556	$ 45,396,706
Reinvestment of distributions	301,541	539,600	3,336,999	5,992,117
Shares redeemed	(2,988,740)	(7,206,233)	(33,375,684)	(80,024,311)
Net increase (decrease)	(1,094,112)	(2,582,246)	$ (12,279,129)	$ (28,635,488)
Class T
Shares sold	2,591,575	2,344,429	$ 28,903,580	$ 26,072,453
Reinvestment of distributions	100,472	157,567	1,110,473	1,748,382
Shares redeemed	(3,091,358)	(2,562,031)	(34,445,609)	(28,429,859)
Net increase (decrease)	(399,311)	(60,035)	$ (4,431,556)	$ (609,024)
Class B
Shares sold	478	2,503	$ 5,331	$ 27,616
Reinvestment of distributions	2,762	4,670	30,499	51,823
Shares redeemed	(25,463)	(61,802)	(283,590)	(686,727)
Net increase (decrease)	(22,223)	(54,629)	$ (247,760)	$ (607,288)
Class C
Shares sold	127,836	255,147	$ 1,422,461	$ 2,828,803
Reinvestment of distributions	24,604	35,486	271,437	393,433
Shares redeemed	(174,401)	(367,267)	(1,939,303)	(4,069,265)
Net increase (decrease)	(21,961)	(76,634)	$ (245,405)	$ (847,029)
Institutional Class
Shares sold	1,854,420	2,849,137	$ 20,700,440	$ 31,746,378
Reinvestment of distributions	157,935	261,319	1,753,172	2,907,972
Shares redeemed	(1,678,501)	(3,644,830)	(18,787,613)	(40,617,188)
Net increase (decrease)	333,854	(534,374)	$ 3,665,999	$ (5,962,838)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2005
Class A
Shares sold	1,814,986	4,655,166	$ 22,122,191	$ 55,830,174
Reinvestment of distributions	250,802	562,432	3,014,636	6,741,672
Shares redeemed	(2,992,839)	(7,016,437)	(36,560,650)	(84,207,322)
Net increase (decrease)	(927,051)	(1,798,839)	$ (11,423,823)	$ (21,635,476)
Class T
Shares sold	335,617	1,406,394	$ 4,094,369	$ 16,873,346
Reinvestment of distributions	39,889	82,906	479,076	993,902
Shares redeemed	(540,809)	(1,232,550)	(6,598,615)	(14,759,346)
Net increase (decrease)	(165,303)	256,750	$ (2,025,170)	$ 3,107,902
Class B
Shares sold	2	14,599	$ 26	$ 174,760
Reinvestment of distributions	1,307	2,727	15,758	32,819
Shares redeemed	(26,450)	(27,943)	(323,232)	(335,271)
Net increase (decrease)	(25,141)	(10,617)	$ (307,448)	$ (127,692)
Class C
Shares sold	45,083	187,567	$ 549,583	$ 2,241,261
Reinvestment of distributions	10,751	20,209	129,014	242,068
Shares redeemed	(146,779)	(157,344)	(1,784,430)	(1,891,449)
Net increase (decrease)	(90,945)	50,432	$ (1,105,833)	$ 591,880
Institutional Class
Shares sold	1,411,328	2,751,622	$ 17,335,053	$ 33,153,579
Reinvestment of distributions	106,022	209,954	1,281,805	2,529,659
Shares redeemed	(1,562,989)	(3,334,415)	(19,173,698)	(40,249,329)
Net increase (decrease)	(45,639)	(372,839)	$ (556,840)	$ (4,566,091)
Advisor Freedom 2010
Class A
Shares sold	3,900,558	10,336,177	$ 50,419,066	$ 130,803,213
Reinvestment of distributions	779,116	1,764,561	9,894,770	22,358,331
Shares redeemed	(7,167,112)	(16,430,945)	(92,728,703)	(208,087,550)
Net increase (decrease)	(2,487,438)	(4,330,207)	$ (32,414,867)	$ (54,926,006)
Class T
Shares sold	883,107	3,281,268	$ 11,379,707	$ 41,296,464
Reinvestment of distributions	180,611	410,639	2,286,530	5,188,315
Shares redeemed	(1,980,087)	(4,197,400)	(25,473,152)	(52,884,945)
Net increase (decrease)	(916,369)	(505,493)	$ (11,806,915)	$ (6,400,166)
Class B
Shares sold	1,089	4,359	$ 14,133	$ 54,665
Reinvestment of distributions	4,928	12,614	62,680	159,920
Shares redeemed	(66,060)	(231,730)	(852,368)	(2,924,345)
Net increase (decrease)	(60,043)	(214,757)	$ (775,555)	$ (2,709,760)
Class C
Shares sold	186,701	447,126	$ 2,395,580	$ 5,605,749
Reinvestment of distributions	49,941	98,158	629,255	1,234,594
Shares redeemed	(298,976)	(794,639)	(3,832,503)	(9,965,133)
Net increase (decrease)	(62,334)	(249,355)	$ (807,668)	$ (3,124,790)
Institutional Class
Shares sold	1,846,042	6,363,961	$ 23,991,585	$ 80,690,745
Reinvestment of distributions	296,764	717,236	3,783,740	9,117,775
Shares redeemed	(3,961,312)	(8,035,471)	(51,396,624)	(102,232,872)
Net increase (decrease)	(1,818,506)	(954,274)	$ (23,621,299)	$ (12,424,352)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2015
Class A
Shares sold	7,283,863	22,489,270	$ 93,793,758	$ 283,126,217
Reinvestment of distributions	1,808,259	4,519,282	22,838,312	56,944,636
Shares redeemed	(14,022,630)	(37,248,204)	(180,922,947)	(469,301,306)
Net increase (decrease)	(4,930,508)	(10,239,652)	$ (64,290,877)	$ (129,230,453)
Class T
Shares sold	2,103,359	6,303,601	$ 27,054,336	$ 79,104,026
Reinvestment of distributions	372,119	847,786	4,696,145	10,675,072
Shares redeemed	(3,476,051)	(7,736,690)	(44,724,169)	(97,285,238)
Net increase (decrease)	(1,000,573)	(585,303)	$ (12,973,688)	$ (7,506,140)
Class B
Shares sold	6,059	34,014	$ 76,975	$ 427,275
Reinvestment of distributions	16,810	45,663	212,308	574,653
Shares redeemed	(193,551)	(526,603)	(2,484,275)	(6,609,199)
Net increase (decrease)	(170,682)	(446,926)	$ (2,194,992)	$ (5,607,271)
Class C
Shares sold	343,571	1,198,350	$ 4,392,798	$ 14,962,978
Reinvestment of distributions	111,892	236,720	1,404,252	2,966,039
Shares redeemed	(671,294)	(1,330,512)	(8,566,964)	(16,641,623)
Net increase (decrease)	(215,831)	104,558	$ (2,769,914)	$ 1,287,394
Institutional Class
Shares sold	4,432,153	15,218,153	$ 57,592,451	$ 192,651,271
Reinvestment of distributions	812,437	1,957,749	10,334,193	24,850,867
Shares redeemed	(9,396,856)	(16,707,286)	(121,847,214)	(211,582,062)
Net increase (decrease)	(4,152,266)	468,616	$ (53,920,570)	$ 5,920,076
Advisor Freedom 2020
Class A
Shares sold	14,164,065	37,875,371	$ 192,410,767	$ 499,708,170
Reinvestment of distributions	2,588,523	7,715,244	34,505,012	101,833,461
Shares redeemed	(22,376,084)	(53,499,262)	(304,953,691)	(706,085,629)
Net increase (decrease)	(5,623,496)	(7,908,647)	$ (78,037,912)	$ (104,543,998)
Class T
Shares sold	4,197,384	11,814,695	$ 57,114,551	$ 155,626,547
Reinvestment of distributions	585,601	1,686,654	7,811,914	22,276,384
Shares redeemed	(6,539,855)	(12,049,762)	(88,648,674)	(159,248,035)
Net increase (decrease)	(1,756,870)	1,451,587	$ (23,722,209)	$ 18,654,896
Class B
Shares sold	6,715	30,377	$ 89,943	$ 402,320
Reinvestment of distributions	25,940	90,003	346,292	1,186,806
Shares redeemed	(372,427)	(879,412)	(5,053,387)	(11,576,323)
Net increase (decrease)	(339,772)	(759,032)	$ (4,617,152)	$ (9,987,197)
Class C
Shares sold	660,731	1,846,934	$ 8,918,894	$ 24,173,360
Reinvestment of distributions	133,493	344,681	1,770,112	4,527,030
Shares redeemed	(772,686)	(1,682,149)	(10,435,859)	(22,026,418)
Net increase (decrease)	21,538	509,466	$ 253,147	$ 6,673,972
Institutional Class
Shares sold	8,938,126	24,830,823	$ 122,619,063	$ 329,988,794
Reinvestment of distributions	1,194,980	3,330,002	16,036,634	44,259,859
Shares redeemed	(14,208,056)	(23,073,768)	(194,775,066)	(307,011,358)
Net increase (decrease)	(4,074,950)	5,087,057	$ (56,119,369)	$ 67,237,295

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2025
Class A
Shares sold	14,081,871	42,336,074	$ 188,935,937	$ 544,836,932
Reinvestment of distributions	2,620,171	8,980,977	34,376,630	115,368,644
Shares redeemed	(21,217,460)	(50,182,999)	(285,424,597)	(647,564,921)
Net increase (decrease)	(4,515,418)	1,134,052	$ (62,112,030)	$ 12,640,655
Class T
Shares sold	4,096,658	11,279,406	$ 55,071,588	$ 145,595,680
Reinvestment of distributions	507,917	1,611,890	6,674,026	20,769,490
Shares redeemed	(4,636,286)	(9,292,943)	(62,381,206)	(120,291,981)
Net increase (decrease)	(31,711)	3,598,353	$ (635,592)	$ 46,073,189
Class B
Shares sold	3,845	18,435	$ 51,161	$ 237,832
Reinvestment of distributions	20,158	83,763	263,472	1,068,884
Shares redeemed	(279,706)	(590,150)	(3,731,121)	(7,554,066)
Net increase (decrease)	(255,703)	(487,952)	$ (3,416,488)	$ (6,247,350)
Class C
Shares sold	616,897	1,737,317	$ 8,177,929	$ 22,105,326
Reinvestment of distributions	111,366	332,872	1,446,640	4,237,083
Shares redeemed	(543,049)	(1,198,006)	(7,199,120)	(15,248,728)
Net increase (decrease)	185,214	872,183	$ 2,425,449	$ 11,093,681
Institutional Class
Shares sold	9,170,267	25,761,490	$ 124,056,553	$ 334,359,446
Reinvestment of distributions	1,168,356	3,699,489	15,433,976	47,917,135
Shares redeemed	(13,216,643)	(20,040,038)	(178,715,747)	(260,861,013)
Net increase (decrease)	(2,878,020)	9,420,941	$ (39,225,218)	$ 121,415,568
Advisor Freedom 2030
Class A
Shares sold	14,666,698	35,163,430	$ 209,292,079	$ 479,754,505
Reinvestment of distributions	1,668,781	7,936,793	23,312,864	108,270,707
Shares redeemed	(20,535,430)	(48,268,332)	(294,539,201)	(659,744,933)
Net increase (decrease)	(4,199,951)	(5,168,109)	$ (61,934,258)	$ (71,719,721)
Class T
Shares sold	4,504,279	11,453,954	$ 64,333,859	$ 155,598,895
Reinvestment of distributions	388,766	1,780,942	5,415,515	24,245,358
Shares redeemed	(6,409,474)	(10,098,141)	(90,689,495)	(137,447,373)
Net increase (decrease)	(1,516,429)	3,136,755	$ (20,940,121)	$ 42,396,880
Class B
Shares sold	2,386	19,423	$ 33,929	$ 262,817
Reinvestment of distributions	15,334	91,135	213,442	1,235,310
Shares redeemed	(302,499)	(640,819)	(4,298,755)	(8,680,850)
Net increase (decrease)	(284,779)	(530,261)	$ (4,051,384)	$ (7,182,723)
Class C
Shares sold	565,289	1,567,826	$ 7,989,524	$ 21,161,811
Reinvestment of distributions	71,545	306,706	989,467	4,146,937
Shares redeemed	(584,419)	(1,293,656)	(8,294,168)	(17,444,366)
Net increase (decrease)	52,415	580,876	$ 684,823	$ 7,864,382
Institutional Class
Shares sold	9,470,455	25,486,532	$ 136,338,705	$ 349,828,449
Reinvestment of distributions	872,889	3,591,064	12,255,364	49,271,553
Shares redeemed	(12,788,345)	(19,352,622)	(184,008,011)	(265,575,217)
Net increase (decrease)	(2,445,001)	9,724,974	$ (35,413,942)	$ 133,524,785

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2035
Class A
Shares sold	11,356,412	30,839,841	$ 155,313,421	$ 401,061,956
Reinvestment of distributions	1,501,587	7,206,612	20,031,163	93,096,733
Shares redeemed	(16,692,094)	(37,264,321)	(228,954,613)	(486,151,077)
Net increase (decrease)	(3,834,095)	782,132	$ (53,610,029)	$ 8,007,612
Class T
Shares sold	3,698,531	9,103,150	$ 50,382,812	$ 117,542,744
Reinvestment of distributions	304,656	1,282,500	4,042,802	16,509,548
Shares redeemed	(3,589,794)	(6,972,585)	(48,835,152)	(90,278,682)
Net increase (decrease)	413,393	3,413,065	$ 5,590,462	$ 43,773,610
Class B
Shares sold	2,645	17,251	$ 35,702	$ 221,872
Reinvestment of distributions	13,707	80,993	180,647	1,030,251
Shares redeemed	(218,090)	(437,598)	(2,934,369)	(5,620,878)
Net increase (decrease)	(201,738)	(339,354)	$ (2,718,020)	$ (4,368,755)
Class C
Shares sold	427,694	1,025,354	$ 5,766,132	$ 13,080,890
Reinvestment of distributions	53,191	235,491	698,924	2,998,763
Shares redeemed	(326,223)	(822,478)	(4,392,568)	(10,571,839)
Net increase (decrease)	154,662	438,367	$ 2,072,488	$ 5,507,814
Institutional Class
Shares sold	7,655,597	22,169,723	$ 105,432,770	$ 290,282,504
Reinvestment of distributions	796,539	3,355,907	10,681,595	43,645,383
Shares redeemed	(10,805,645)	(17,193,773)	(148,631,387)	(225,081,173)
Net increase (decrease)	(2,353,509)	8,331,857	$ (32,517,022)	$ 108,846,714
Advisor Freedom 2040
Class A
Shares sold	10,921,007	26,414,040	$ 159,714,056	$ 366,925,342
Reinvestment of distributions	1,238,605	5,965,581	17,712,050	82,476,062
Shares redeemed	(13,385,809)	(33,301,232)	(196,783,087)	(464,565,679)
Net increase (decrease)	(1,226,197)	(921,611)	$ (19,356,981)	$ (15,164,275)
Class T
Shares sold	3,244,215	8,535,793	$ 47,476,224	$ 118,572,330
Reinvestment of distributions	325,899	1,506,248	4,650,576	20,796,167
Shares redeemed	(5,041,002)	(7,718,886)	(73,319,727)	(107,319,576)
Net increase (decrease)	(1,470,888)	2,323,155	$ (21,192,927)	$ 32,048,921
Class B
Shares sold	1,790	9,646	$ 25,613	$ 131,453
Reinvestment of distributions	15,329	96,072	217,215	1,308,927
Shares redeemed	(264,786)	(650,407)	(3,833,452)	(8,923,151)
Net increase (decrease)	(247,667)	(544,689)	$ (3,590,624)	$ (7,482,771)
Class C
Shares sold	442,832	1,054,739	$ 6,397,460	$ 14,462,997
Reinvestment of distributions	67,018	300,354	944,957	4,094,533
Shares redeemed	(346,044)	(985,080)	(4,998,165)	(13,520,722)
Net increase (decrease)	163,806	370,013	$ 2,344,252	$ 5,036,808
Institutional Class
Shares sold	7,321,918	19,251,431	$ 108,087,141	$ 269,819,548
Reinvestment of distributions	692,831	2,915,076	9,955,974	40,584,686
Shares redeemed	(10,113,398)	(13,782,709)	(149,095,348)	(193,585,140)
Net increase (decrease)	(2,098,649)	8,383,798	$ (31,052,233)	$ 116,819,094

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2045
Class A
Shares sold	8,744,907	21,813,137	$ 98,846,555	$ 237,123,868
Reinvestment of distributions	1,572,045	3,161,418	17,276,776	34,584,656
Shares redeemed	(10,009,798)	(21,252,864)	(113,419,678)	(231,331,936)
Net increase (decrease)	307,154	3,721,691	$ 2,703,653	$ 40,376,588
Class T
Shares sold	2,669,473	5,854,847	$ 30,040,666	$ 63,282,990
Reinvestment of distributions	338,097	592,260	3,698,778	6,461,727
Shares redeemed	(2,167,597)	(3,953,073)	(24,428,438)	(42,870,592)
Net increase (decrease)	839,973	2,494,034	$ 9,311,006	$ 26,874,125
Class B
Shares sold	37	8,016	$ 401	$ 88,545
Reinvestment of distributions	8,536	17,385	93,213	188,888
Shares redeemed	(47,423)	(59,379)	(529,776)	(641,697)
Net increase (decrease)	(38,850)	(33,978)	$ (436,162)	$ (364,264)
Class C
Shares sold	298,188	622,113	$ 3,327,677	$ 6,663,065
Reinvestment of distributions	48,113	78,062	522,990	846,436
Shares redeemed	(142,175)	(345,364)	(1,588,258)	(3,720,315)
Net increase (decrease)	204,126	354,811	$ 2,262,409	$ 3,789,186
Institutional Class
Shares sold	6,376,433	16,898,017	$ 72,513,017	$ 184,576,521
Reinvestment of distributions	975,379	1,791,522	10,768,186	19,712,009
Shares redeemed	(8,074,579)	(11,037,062)	(91,658,768)	(120,937,301)
Net increase (decrease)	(722,767)	7,652,477	$ (8,377,565)	$ 83,351,229
Advisor Freedom 2050
Class A
Shares sold	6,730,082	15,559,859	$ 75,494,385	$ 168,186,336
Reinvestment of distributions	1,085,170	2,139,053	11,828,348	23,255,133
Shares redeemed	(7,336,478)	(15,927,070)	(82,517,272)	(172,752,977)
Net increase (decrease)	478,774	1,771,842	$ 4,805,461	$ 18,688,492
Class T
Shares sold	2,159,890	4,952,273	$ 24,161,987	$ 53,263,754
Reinvestment of distributions	319,983	563,429	3,478,212	6,111,429
Shares redeemed	(2,328,005)	(3,823,850)	(26,146,526)	(41,331,820)
Net increase (decrease)	151,868	1,691,852	$ 1,493,673	$ 18,043,363
Class B
Shares sold	424	6,070	$ 4,671	$ 62,698
Reinvestment of distributions	12,776	26,115	138,232	281,437
Shares redeemed	(96,393)	(116,795)	(1,070,553)	(1,260,526)
Net increase (decrease)	(83,193)	(84,610)	$ (927,650)	$ (916,391)
Class C
Shares sold	278,378	576,662	$ 3,090,130	$ 6,162,264
Reinvestment of distributions	56,710	92,687	613,034	1,001,088
Shares redeemed	(192,884)	(337,180)	(2,143,966)	(3,617,246)
Net increase (decrease)	142,204	332,169	$ 1,559,198	$ 3,546,106
Institutional Class
Shares sold	5,814,779	13,460,852	$ 65,690,741	$ 146,409,293
Reinvestment of distributions	759,673	1,361,462	8,326,006	14,889,948
Shares redeemed	(6,515,168)	(9,180,695)	(73,502,675)	(100,348,531)
Net increase (decrease)	59,284	5,641,619	$ 514,072	$ 60,950,710

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2055
Class A
Shares sold	3,041,001	6,413,613	$ 36,060,388	$ 71,666,130
Reinvestment of distributions	99,399	212,805	1,148,062	2,422,593
Shares redeemed	(1,925,534)	(2,762,885)	(22,862,147)	(31,087,783)
Net increase (decrease)	1,214,866	3,863,533	$ 14,346,303	$ 43,000,940
Class T
Shares sold	818,210	1,441,153	$ 9,687,321	$ 16,075,315
Reinvestment of distributions	24,182	46,640	278,818	530,234
Shares redeemed	(376,362)	(535,943)	(4,471,164)	(6,022,756)
Net increase (decrease)	466,030	951,850	$ 5,494,975	$ 10,582,793
Class C
Shares sold	77,408	139,814	$ 912,240	$ 1,564,294
Reinvestment of distributions	2,882	5,264	33,263	59,878
Shares redeemed	(17,977)	(35,519)	(212,682)	(399,907)
Net increase (decrease)	62,313	109,559	$ 732,821	$ 1,224,265
Institutional Class
Shares sold	2,398,829	4,049,210	$ 28,542,271	$ 45,422,502
Reinvestment of distributions	70,031	130,689	810,954	1,492,120
Shares redeemed	(1,377,052)	(1,280,405)	(16,315,883)	(14,465,282)
Net increase (decrease)	1,091,808	2,899,494	$ 13,037,342	$ 32,449,340
Advisor Freedom 2060 A
Class A
Shares sold	11,044	-	$ 110,679	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase (decrease)	11,044	-	$ 110,679	$ -
Class T
Shares sold	10,384	-	$ 103,962	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	(1)	-	(15)	-
Net increase (decrease)	10,383	-	$ 103,947	$ -
Class C
Shares sold	11,203	-	$ 112,415	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	(1)	-	(15)	-
Net increase (decrease)	11,202	-	$ 112,400	$ -
Institutional Class
Shares sold	10,000	-	$ 100,000	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase (decrease)	10,000	-	$ 100,000	$ -

A For the period August 5, 2014 (commencement of operations) to September 30, 2014.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040
Fidelity Advisor Series Equity Growth Fund	14%	16%	18%	14%	14%
Fidelity Advisor Series Equity-Income Fund	14%	15%	18%	14%	14%
Fidelity Advisor Series Growth & Income Fund	14%	16%	18%	14%	14%
Fidelity Advisor Series Growth Opportunities Fund	14%	16%	18%	14%	14%
Fidelity Advisor Series Opportunistic Insights Fund	14%	15%	19%	14%	14%
Fidelity Advisor Series Small Cap Fund	14%	15%	19%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	14%	15%	18%	14%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Short Fixed-Income Fund	26%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Fund:

Advisor Freedom 2060	94%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom 2060 Fund

On May 15, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Strategic Advisers, and also considered the fund's investment objective, strategies, and relevant investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity affiliates under the Advisory Contract and administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered the Investment Adviser's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio (excluding the fees and expenses of underlying funds) for each class of the fund in reviewing the Advisory Contract and also considered that the fund will bear indirectly the expenses of the underlying Fidelity funds in which it invests. The Board noted that the fund would not pay a management fee for investment advisory services. In its review of the projected total expense ratio of each class of the fund, the Board noted that the fund invests in classes of the underlying funds so as to avoid charging fund-paid 12b-1 fees at both funds levels, The Board considered that the fund does not pay transfer agent fees. Instead, each underlying Fidelity fund (or the Institutional class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of the fund's transfer agent fee according to the percentage of the fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of the fund, with limited exceptions.

Based on its review, the Board concluded that the projected total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Advisor Freedom Funds (other than Fidelity Advisor Freedom 2060 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Fidelity Advisor Freedom 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Semiannual Report

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Semiannual Report

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Semiannual Report

Advisor Freedom 2055 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

For each fund except Advisor Freedom 2055, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2013 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class C and Institutional Class of Advisor Freedom 2055 Fund ranked below its competitive median for 2013 and the total expense ratio of Class T of Advisor Freedom 2055 Fund ranked equal to its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

JPMorgan Chase Bank

New York, NY

2060

(Fidelity Investment logo)(registered trademark)

AFF-USAN-1114
1.792158.111

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 -
Institutional Class

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014), except for Advisor Freedom 2060. For Advisor Freedom 2060, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period August 5, 2014 to September 30, 2014. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,013.20	$ 1.26*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,011.00	$ 2.52*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,009.30	$ 5.04*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.40	$ 5.04*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.50	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,016.60	$ 1.26*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,015.10	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,012.00	$ 5.04*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,012.20	$ 5.04*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,017.10	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,017.40	$ 1.26*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,016.70	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,014.30	$ 5.05*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.80	$ 5.05*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.50	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,019.00	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,017.60	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,016.00	$ 5.05*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,015.60	$ 5.05*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,020.30	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,020.20	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,018.70	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,017.20	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,016.90	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,022.10	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,021.70	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,021.00	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,018.10	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,017.80	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.60	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,022.80	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,021.50	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.20	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.10	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.10	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,023.80	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.50	$ 2.54*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.00	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.10	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.00	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,023.60	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.40	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.30	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.00	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.80	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,023.70	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.30	$ 2.53*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.00	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.40	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.10	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,024.20	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.80	$ 2.54*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.60	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.90	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.70	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,024.10	$ 1.27*
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27*
Class T	.50%
Actual		$ 1,000.00	$ 1,022.70	$ 2.54*
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54*
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.80	$ 5.06*
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06*
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.40	$ .00*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00*
Advisor Freedom 2060
Class A	.25%
Actual		$ 1,000.00	$ 1,009.00	$ .39 C
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27 D
Class T	.50%
Actual		$ 1,000.00	$ 1,008.00	$ .78 C
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54 D
Class C	1.00%
Actual		$ 1,000.00	$ 1,007.00	$ 1.57 C
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06 D
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,009.00	$ .00 C
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period August 5, 2014 to September 30, 2014).

D Hypothetical expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* Expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	1.5	0.0
Fidelity Advisor Series Equity-Income Fund	3.2	2.9
Fidelity Advisor Series Growth & Income Fund	2.2	2.3
Fidelity Advisor Series Growth Opportunities Fund	1.4	1.4
Fidelity Advisor Series Opportunistic Insights Fund	1.4	1.3
Fidelity Advisor Series Small Cap Fund	0.8	0.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.1	1.9
Fidelity Series 100 Index Fund	0.9	0.8
Fidelity Series 1000 Value Index Fund	0.3	0.3
Fidelity Series All-Sector Equity Fund	2.1	1.9
Fidelity Series Commodity Strategy Fund	1.0	1.1
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	1.5
	18.1	17.4
International Equity Funds
Fidelity Series Emerging Markets Fund	1.8	1.5
Fidelity Series International Growth Fund	2.0	2.6
Fidelity Series International Small Cap Fund	0.4	0.6
Fidelity Series International Value Fund	2.4	2.5
	6.6	7.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	0.5	1.2
Fidelity Series High Income Fund	3.6	5.0
Fidelity Series Inflation-Protected Bond Index Fund	3.0	2.7
Fidelity Series Investment Grade Bond Fund	39.5	35.9
Fidelity Series Real Estate Income Fund	0.5	0.4
	47.7	45.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	12.2	13.4
Fidelity Institutional Money Market Portfolio Institutional Class	15.4	16.3
	27.6	29.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.1%
International Equity Funds	6.6%
Bond Funds	47.7%
Short-Term Funds	27.6%

Six months ago
Domestic Equity Funds**	17.4%
International Equity Funds	7.2%
Bond Funds	45.7%
Short-Term Funds	29.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	406,528	$ 4,219,763
Fidelity Advisor Series Equity-Income Fund (c)	673,008	8,789,491
Fidelity Advisor Series Growth & Income Fund (c)	446,564	6,006,292
Fidelity Advisor Series Growth Opportunities Fund (c)	355,887	3,928,998
Fidelity Advisor Series Opportunistic Insights Fund (c)	260,488	3,886,483
Fidelity Advisor Series Small Cap Fund (c)	205,057	2,169,502
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	427,036	5,718,007
Fidelity Series 100 Index Fund (c)	188,864	2,474,117
Fidelity Series 1000 Value Index Fund (c)	80,103	897,151
Fidelity Series All-Sector Equity Fund (c)	386,824	5,763,672
Fidelity Series Commodity Strategy Fund (a)(c)	352,324	2,617,765
Fidelity Series Real Estate Equity Fund (c)	43,243	551,784
Fidelity Series Small Cap Opportunities Fund (c)	214,786	2,611,802
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,462,372)		49,634,827
International Equity Funds - 6.6%

Fidelity Series Emerging Markets Fund (c)	271,532	4,844,132
Fidelity Series International Growth Fund (c)	382,449	5,342,808
Fidelity Series International Small Cap Fund (c)	79,334	1,220,159
Fidelity Series International Value Fund (c)	601,561	6,526,932
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,240,471)		17,934,031
Bond Funds - 47.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	173,393	$ 1,775,542
Fidelity Series Floating Rate High Income Fund (c)	132,824	1,372,069
Fidelity Series High Income Fund (c)	964,325	9,855,402
Fidelity Series Inflation-Protected Bond Index Fund (c)	822,344	8,157,656
Fidelity Series Investment Grade Bond Fund (c)	9,535,159	108,224,051
Fidelity Series Real Estate Income Fund (c)	117,240	1,294,326
TOTAL BOND FUNDS (Cost $127,387,244)		130,679,046
Short-Term Funds - 27.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	3,553,971	33,229,627
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	42,248,473	42,248,473
TOTAL SHORT-TERM FUNDS (Cost $74,650,568)		75,478,100
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $257,740,655)		273,726,004
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,791)
NET ASSETS - 100%		$ 273,674,213
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 4,471,962	$ 406,084	$ -	$ 4,219,763
Fidelity Advisor Equity Growth Fund Institutional Class	4,369,329	127,833	4,563,281	-	-
Fidelity Advisor Series Equity-Income Fund	8,419,925	1,819,823	1,772,273	80,688	8,789,491
Fidelity Advisor Series Growth & Income Fund	6,522,670	735,051	1,408,755	52,867	6,006,292
Fidelity Advisor Series Growth Opportunities Fund	4,134,051	-	331,089	-	3,928,998
Fidelity Advisor Series Opportunistic Insights Fund	3,784,677	655,868	788,491	-	3,886,483
Fidelity Advisor Series Small Cap Fund	2,344,812	324,798	503,228	-	2,169,502
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,436,742	1,191,865	1,195,231	-	5,718,007
Fidelity Advisor Short Fixed-Income Fund Institutional Class	38,772,455	3,856,184	9,408,014	161,651	33,229,627
Fidelity Institutional Money Market Portfolio Institutional Class	47,424,506	4,413,615	9,589,648	19,152	42,248,473
Fidelity Series 100 Index Fund	2,426,817	402,319	524,632	-	2,474,117
Fidelity Series 1000 Value Index Fund	983,936	115,389	244,869	-	897,151
Fidelity Series All-Sector Equity Fund	5,512,223	1,174,852	1,205,528	-	5,763,672
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 3,108,298	$ 490,937	$ 605,884	$ -	$ 2,617,765
Fidelity Series Emerging Markets Debt Fund	1,361,591	711,385	292,538	48,308	1,775,542
Fidelity Series Emerging Markets Fund	4,459,691	697,245	483,807	-	4,844,132
Fidelity Series Floating Rate High Income Fund	3,386,915	286,281	2,277,232	62,901	1,372,069
Fidelity Series High Income Fund	14,699,403	1,092,243	5,536,600	339,677	9,855,402
Fidelity Series Inflation-Protected Bond Index Fund	8,029,494	1,383,485	1,306,733	6,900	8,157,656
Fidelity Series International Growth Fund	7,505,601	563,775	2,668,099	-	5,342,808
Fidelity Series International Small Cap Fund	1,747,432	129,386	581,634	-	1,220,159
Fidelity Series International Value Fund	7,276,232	566,012	1,158,746	-	6,526,932
Fidelity Series Investment Grade Bond Fund	104,097,064	19,777,394	16,467,963	1,342,788	108,224,051
Fidelity Series Real Estate Equity Fund	591,989	106,632	141,728	5,044	551,784
Fidelity Series Real Estate Income Fund	1,075,648	461,474	212,244	33,155	1,294,326
Fidelity Series Small Cap Opportunities Fund	2,782,159	725,144	599,854	3,008	2,611,802
Total	$ 290,253,660	$ 46,280,952	$ 64,274,185	$ 2,156,139	$ 273,726,004
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $257,740,655) - See accompanying schedule		$ 273,726,004
Cash		16
Receivable for investments sold		335,978
Receivable for fund shares sold		297,821
Total assets		274,359,819

Liabilities
Payable for investments purchased	$ 70,734
Payable for fund shares redeemed	552,101
Distribution and service plan fees payable	62,771
Total liabilities		685,606

Net Assets		$ 273,674,213
Net Assets consist of:
Paid in capital		$ 254,768,985
Undistributed net investment income		300,076
Accumulated undistributed net realized gain (loss) on investments		2,619,803
Net unrealized appreciation (depreciation) on investments		15,985,349
Net Assets		$ 273,674,213
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,071,059 ÷ 12,105,732 shares)		$ 11.08

Maximum offering price per share (100/94.25 of $11.08)		$ 11.76
Class T: Net Asset Value and redemption price per share ($48,015,968 ÷ 4,339,569 shares)		$ 11.06

Maximum offering price per share (100/96.50 of $11.06)		$ 11.46
Class B: Net Asset Value and offering price per share ($1,417,175 ÷ 128,133 shares)A		$ 11.06

Class C: Net Asset Value and offering price per share ($15,318,113 ÷ 1,386,379 shares)A		$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,851,898 ÷ 6,740,573 shares)		$ 11.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,156,139

Expenses
Distribution and service plan fees	$ 388,161
Independent trustees' compensation	621
Total expenses before reductions	388,782
Expense reductions	(621)	388,161
Net investment income (loss)		1,767,978
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,621,563
Capital gain distributions from underlying funds	403,639
Total net realized gain (loss)		3,025,202
Change in net unrealized appreciation (depreciation) on underlying funds		(1,155,970)
Net gain (loss)		1,869,232
Net increase (decrease) in net assets resulting from operations		$ 3,637,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,767,978	$ 3,328,717
Net realized gain (loss)	3,025,202	9,533,291
Change in net unrealized appreciation (depreciation)	(1,155,970)	(2,199,958)
Net increase (decrease) in net assets resulting from operations	3,637,210	10,662,050
Distributions to shareholders from net investment income	(1,809,150)	(3,238,481)
Distributions to shareholders from net realized gain	(4,802,044)	(8,061,375)
Total distributions	(6,611,194)	(11,299,856)
Share transactions - net increase (decrease)	(13,537,851)	(36,661,667)
Total increase (decrease) in net assets	(16,511,835)	(37,299,473)

Net Assets
Beginning of period	290,186,048	327,485,521
End of period (including undistributed net investment income of $300,076 and undistributed net investment income of $341,248, respectively)	$ 273,674,213	$ 290,186,048

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74
Income from Investment Operations
Net investment income (loss) E	.07	.12	.12	.15	.16	.22
Net realized and unrealized gain (loss)	.08	.28	.37	.21	.57	1.66
Total from investment operations	.15	.40	.49	.36	.73	1.88
Distributions from net investment income	(.07)	(.12)	(.12)	(.15)	(.16)	(.22)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.27) I	(.41)	(.26)	(.23)	(.23)	(.27) H
Net asset value, end of period	$ 11.08	$ 11.20	$ 11.21	$ 10.98	$ 10.85	$ 10.35
Total ReturnB, C, D	1.32%	3.65%	4.53%	3.34%	7.11%	21.74%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29% A	1.10%	1.08%	1.37%	1.48%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,071	$ 147,818	$ 176,876	$ 166,658	$ 157,695	$ 142,691
Portfolio turnover rate F	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.192 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73
Income from Investment Operations
Net investment income (loss) E	.06	.09	.09	.12	.13	.19
Net realized and unrealized gain (loss)	.06	.28	.38	.20	.57	1.67
Total from investment operations	.12	.37	.47	.32	.70	1.86
Distributions from net investment income	(.06)	(.09)	(.09)	(.12)	(.13)	(.19)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.25)	(.38)	(.23)	(.20)	(.20)	(.25) H
Net asset value, end of period	$ 11.06	$ 11.19	$ 11.20	$ 10.96	$ 10.84	$ 10.34
Total ReturnB, C, D	1.10%	3.40%	4.35%	3.01%	6.85%	21.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04% A	.85%	.83%	1.12%	1.23%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,016	$ 53,019	$ 53,734	$ 56,246	$ 57,404	$ 52,047
Portfolio turnover rate F	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Income from Investment Operations
Net investment income (loss)E	.03	.04	.04	.07	.08	.14
Net realized and unrealized gain (loss)	.07	.28	.37	.19	.58	1.67
Total from investment operations	.10	.32	.41	.26	.66	1.81
Distributions from net investment income	(.03)	(.04)	(.04)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.22)	(.33)	(.18)	(.14) I	(.15)	(.20) H
Net asset value, end of period	$ 11.06	$ 11.18	$ 11.19	$ 10.96	$ 10.84	$ 10.33
Total ReturnB, C, D	.93%	2.86%	3.80%	2.47%	6.39%	20.86%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54% A	.35%	.33%	.62%	.73%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,417	$ 1,681	$ 2,294	$ 2,889	$ 3,938	$ 5,319
Portfolio turnover rate F	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Income from Investment Operations
Net investment income (loss) E	.03	.04	.04	.07	.08	.14
Net realized and unrealized gain (loss)	.07	.28	.36	.20	.58	1.67
Total from investment operations	.10	.32	.40	.27	.66	1.81
Distributions from net investment income	(.03)	(.04)	(.04)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.22)	(.33)	(.18)	(.15)	(.15)	(.20) H
Net asset value, end of period	$ 11.05	$ 11.17	$ 11.18	$ 10.96	$ 10.84	$ 10.33
Total ReturnB, C, D	.94%	2.89%	3.70%	2.50%	6.42%	20.83%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54% A	.35%	.33%	.62%	.73%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,318	$ 15,735	$ 16,606	$ 17,170	$ 16,581	$ 14,697
Portfolio turnover rate F	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75
Income from Investment Operations
Net investment income (loss) D	.09	.15	.15	.18	.18	.24
Net realized and unrealized gain (loss)	.06	.29	.37	.20	.57	1.68
Total from investment operations	.15	.44	.52	.38	.75	1.92
Distributions from net investment income	(.09)	(.15)	(.14)	(.17)	(.19)	(.24)
Distributions from net realized gain	(.19)	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.28)	(.44)	(.29) J	(.25)	(.25) I	(.30) H
Net asset value, end of period	$ 11.10	$ 11.23	$ 11.23	$ 11.00	$ 10.87	$ 10.37
Total ReturnB, C	1.35%	3.98%	4.75%	3.58%	7.36%	22.16%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54% A	1.35%	1.33%	1.62%	1.73%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,852	$ 71,933	$ 77,976	$ 60,248	$ 32,640	$ 18,137
Portfolio turnover rate E	33% A	36%	17%	24%	35%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	2.6	0.0
Fidelity Advisor Series Equity-Income Fund	5.2	5.1
Fidelity Advisor Series Growth & Income Fund	3.6	3.5
Fidelity Advisor Series Growth Opportunities Fund	2.5	2.4
Fidelity Advisor Series Opportunistic Insights Fund	2.4	2.2
Fidelity Advisor Series Small Cap Fund	1.4	1.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	3.4
Fidelity Series 100 Index Fund	1.5	1.4
Fidelity Series 1000 Value Index Fund	0.6	0.6
Fidelity Series All-Sector Equity Fund	3.5	3.3
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	1.6	1.6
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	2.4
	29.6	28.9
International Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.5
Fidelity Series International Growth Fund	3.6	4.2
Fidelity Series International Small Cap Fund	0.8	1.0
Fidelity Series International Value Fund	3.9	4.3
	11.2	12.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.3	5.4
Fidelity Series Inflation-Protected Bond Index Fund	2.2	2.1
Fidelity Series Investment Grade Bond Fund	33.7	30.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	41.8	39.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	7.6	8.6
Fidelity Institutional Money Market Portfolio Institutional Class	9.8	10.8
	17.4	19.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.6%
International Equity Funds	11.2%
Bond Funds	41.8%
Short-Term Funds	17.4%

Six months ago
Domestic Equity Funds**	28.9%
International Equity Funds	12.0%
Bond Funds	39.7%
Short-Term Funds	19.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	710,230	$ 7,372,185
Fidelity Advisor Series Equity-Income Fund (c)	1,110,798	14,507,023
Fidelity Advisor Series Growth & Income Fund (c)	750,953	10,100,324
Fidelity Advisor Series Growth Opportunities Fund (c)	635,033	7,010,765
Fidelity Advisor Series Opportunistic Insights Fund (c)	443,672	6,619,587
Fidelity Advisor Series Small Cap Fund (c)	358,086	3,788,552
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	713,405	9,552,489
Fidelity Series 100 Index Fund (c)	327,801	4,294,195
Fidelity Series 1000 Value Index Fund (c)	143,292	1,604,871
Fidelity Series All-Sector Equity Fund (c)	649,874	9,683,121
Fidelity Series Commodity Strategy Fund (a)(c)	358,583	2,664,270
Fidelity Series Real Estate Equity Fund (c)	75,422	962,384
Fidelity Series Small Cap Opportunities Fund (c)	370,008	4,499,294
TOTAL DOMESTIC EQUITY FUNDS (Cost $69,626,151)		82,659,060
International Equity Funds - 11.2%

Fidelity Series Emerging Markets Fund (c)	456,325	8,140,829
Fidelity Series International Growth Fund (c)	706,687	9,872,423
Fidelity Series International Small Cap Fund (c)	146,639	2,255,305
Fidelity Series International Value Fund (c)	1,003,058	10,883,179
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,055,279)		31,151,736
Bond Funds - 41.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	181,679	$ 1,860,398
Fidelity Series Floating Rate High Income Fund (c)	135,055	1,395,116
Fidelity Series High Income Fund (c)	1,165,608	11,912,517
Fidelity Series Inflation-Protected Bond Index Fund (c)	614,885	6,099,657
Fidelity Series Investment Grade Bond Fund (c)	8,286,930	94,056,660
Fidelity Series Real Estate Income Fund (c)	119,713	1,321,632
TOTAL BOND FUNDS (Cost $114,430,281)		116,645,980
Short-Term Funds - 17.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,282,657	21,342,845
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	27,220,711	27,220,711
TOTAL SHORT-TERM FUNDS (Cost $48,061,041)		48,563,556
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $257,172,752)		279,020,332
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56,760)
NET ASSETS - 100%		$ 278,963,572
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 7,549,668	$ 454,194	$ -	$ 7,372,185
Fidelity Advisor Equity Growth Fund Institutional Class	7,198,520	287,481	7,615,391	-	-
Fidelity Advisor Series Equity-Income Fund	15,060,068	999,322	2,171,814	147,915	14,507,023
Fidelity Advisor Series Growth & Income Fund	10,394,081	730,529	1,292,143	86,606	10,100,324
Fidelity Advisor Series Growth Opportunities Fund	7,154,850	4	377,245	-	7,010,765
Fidelity Advisor Series Opportunistic Insights Fund	6,475,954	440,174	720,089	-	6,619,587
Fidelity Advisor Series Small Cap Fund	4,025,656	312,479	560,235	-	3,788,552
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,917,977	494,562	1,411,488	-	9,552,489
Fidelity Advisor Short Fixed-Income Fund Institutional Class	25,429,176	1,045,324	5,138,598	107,152	21,342,845
Fidelity Institutional Money Market Portfolio Institutional Class	31,651,439	1,136,992	5,567,719	12,894	27,220,711
Fidelity Series 100 Index Fund	4,201,227	299,112	517,487	-	4,294,195
Fidelity Series 1000 Value Index Fund	1,699,627	73,333	248,894	-	1,604,871
Fidelity Series All-Sector Equity Fund	9,724,154	610,207	1,169,955	-	9,683,121
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 3,577,803	$ 119,958	$ 656,456	$ -	$ 2,664,270
Fidelity Series Emerging Markets Debt Fund	1,717,539	334,881	195,774	52,266	1,860,398
Fidelity Series Emerging Markets Fund	7,322,048	1,068,925	506,920	-	8,140,829
Fidelity Series Floating Rate High Income Fund	3,394,235	143,619	2,117,861	62,585	1,395,116
Fidelity Series High Income Fund	15,928,232	863,874	4,419,942	382,498	11,912,517
Fidelity Series Inflation-Protected Bond Index Fund	6,140,401	587,355	669,757	5,296	6,099,657
Fidelity Series International Growth Fund	12,483,392	380,385	2,876,163	-	9,872,423
Fidelity Series International Small Cap Fund	2,870,780	85,229	573,196	-	2,255,305
Fidelity Series International Value Fund	12,658,344	382,470	1,896,346	-	10,883,179
Fidelity Series Investment Grade Bond Fund	88,333,757	13,394,842	8,355,497	1,168,292	94,056,660
Fidelity Series Real Estate Equity Fund	1,127,969	101,719	264,517	9,579	962,384
Fidelity Series Real Estate Income Fund	1,348,853	143,141	142,748	34,443	1,321,632
Fidelity Series Small Cap Opportunities Fund	4,765,222	834,614	586,305	5,357	4,499,294
Total	$ 294,601,304	$ 32,420,199	$ 50,506,734	$ 2,074,883	$ 279,020,332
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $257,172,752) - See accompanying schedule		$ 279,020,332
Cash		81
Receivable for investments sold		667,690
Receivable for fund shares sold		245,457
Total assets		279,933,560

Liabilities
Payable for investments purchased	$ 249
Payable for fund shares redeemed	913,398
Distribution and service plan fees payable	56,341
Total liabilities		969,988

Net Assets		$ 278,963,572
Net Assets consist of:
Paid in capital		$ 251,506,004
Undistributed net investment income		1,728,407
Accumulated undistributed net realized gain (loss) on investments		3,881,581
Net unrealized appreciation (depreciation) on investments		21,847,580
Net Assets		$ 278,963,572
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($175,733,741 ÷ 14,454,286 shares)		$ 12.16

Maximum offering price per share (100/94.25 of $12.16)		$ 12.90
Class T: Net Asset Value and redemption price per share ($27,852,202 ÷ 2,293,774 shares)		$ 12.14

Maximum offering price per share (100/96.50 of $12.14)		$ 12.58
Class B: Net Asset Value and offering price per share ($750,316 ÷ 61,696 shares)A		$ 12.16

Class C: Net Asset Value and offering price per share ($7,782,683 ÷ 643,251 shares)A		$ 12.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,844,630 ÷ 5,460,483 shares)		$ 12.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,074,883

Expenses
Distribution and service plan fees	$ 345,225
Independent trustees' compensation	640
Total expenses before reductions	345,865
Expense reductions	(640)	345,225
Net investment income (loss)		1,729,658
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,700,007
Capital gain distributions from underlying funds	614,908
Total net realized gain (loss)		4,314,915
Change in net unrealized appreciation (depreciation) on underlying funds		(1,194,367)
Net gain (loss)		3,120,548
Net increase (decrease) in net assets resulting from operations		$ 4,850,206

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,729,658	$ 3,366,990
Net realized gain (loss)	4,314,915	10,744,552
Change in net unrealized appreciation (depreciation)	(1,194,367)	3,546,846
Net increase (decrease) in net assets resulting from operations	4,850,206	17,658,388
Distributions to shareholders from net investment income	(774,602)	(3,050,354)
Distributions to shareholders from net realized gain	(4,234,055)	(7,700,556)
Total distributions	(5,008,657)	(10,750,910)
Share transactions - net increase (decrease)	(15,419,114)	(22,629,477)
Total increase (decrease) in net assets	(15,577,565)	(15,721,999)

Net Assets
Beginning of period	294,541,137	310,263,136
End of period (including undistributed net investment income of $1,728,407 and undistributed net investment income of $773,351, respectively)	$ 278,963,572	$ 294,541,137

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Income from Investment Operations
Net investment income (loss) E	.07	.13	.13	.15	.15	.20
Net realized and unrealized gain (loss)	.13	.57	.53	.13	.97	2.53
Total from investment operations	.20	.70	.66	.28	1.12	2.73
Distributions from net investment income	(.03)	(.12)	(.13)	(.15)	(.15)	(.19)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.21)	(.43)	(.21) H	(.28)	(.24)	(.26)
Net asset value, end of period	$ 12.16	$ 12.17	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Total ReturnB, C, D	1.66%	5.98%	5.79%	2.53%	10.72%	33.91%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.18% A	1.10%	1.16%	1.37%	1.37%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,734	$ 187,224	$ 204,418	$ 193,977	$ 177,385	$ 155,482
Portfolio turnover rate F	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11	.13	.12	.17
Net realized and unrealized gain (loss)	.12	.57	.52	.12	.97	2.54
Total from investment operations	.18	.67	.63	.25	1.09	2.71
Distributions from net investment income	(.02)	(.10)	(.11)	(.12)	(.12)	(.17)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.20)	(.41)	(.18)	(.25)	(.21)	(.24)
Net asset value, end of period	$ 12.14	$ 12.16	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Total ReturnB, C, D	1.51%	5.68%	5.56%	2.25%	10.42%	33.61%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.93% A	.85%	.91%	1.12%	1.12%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,852	$ 29,912	$ 26,201	$ 22,316	$ 21,658	$ 23,113
Portfolio turnover rate F	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	.07	.07	.12
Net realized and unrealized gain (loss)	.12	.58	.52	.12	.97	2.53
Total from investment operations	.15	.62	.57	.19	1.04	2.65
Distributions from net investment income	(.01)	(.04)	(.04)	(.05)	(.07)	(.11)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.12)	(.09)	(.07)
Total distributions	(.19)	(.35)	(.11)	(.17)	(.15) H	(.18)
Net asset value, end of period	$ 12.16	$ 12.20	$ 11.93	$ 11.47	$ 11.45	$ 10.56
Total ReturnB, C, D	1.20%	5.22%	5.00%	1.73%	9.94%	32.90%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.43% A	.35%	.41%	.62%	.62%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 750	$ 1,059	$ 1,162	$ 1,571	$ 2,338	$ 2,986
Portfolio turnover rate F	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	.07	.07	.12
Net realized and unrealized gain (loss)	.12	.58	.52	.11	.97	2.53
Total from investment operations	.15	.62	.57	.18	1.04	2.65
Distributions from net investment income	(.01)	(.04)	(.05)	(.07)	(.07)	(.12)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.12)	(.09)	(.07)
Total distributions	(.19)	(.35)	(.12)	(.18) H	(.16)	(.19)
Net asset value, end of period	$ 12.10	$ 12.14	$ 11.87	$ 11.42	$ 11.42	$ 10.54
Total ReturnB, C, D	1.22%	5.28%	5.01%	1.66%	9.91%	32.90%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.43% A	.35%	.41%	.62%	.62%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,783	$ 8,910	$ 8,118	$ 8,053	$ 8,679	$ 9,377
Portfolio turnover rate F	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14
Income from Investment Operations
Net investment income (loss) D	.09	.16	.16	.18	.18	.22
Net realized and unrealized gain (loss)	.12	.58	.53	.11	.98	2.55
Total from investment operations	.21	.74	.69	.29	1.16	2.77
Distributions from net investment income	(.04)	(.15)	(.16)	(.18)	(.18)	(.21)
Distributions from net realized gain	(.18)	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.22)	(.46)	(.23)	(.30) H	(.27)	(.28)
Net asset value, end of period	$ 12.24	$ 12.25	$ 11.97	$ 11.51	$ 11.52	$ 10.63
Total ReturnB, C	1.71%	6.29%	6.11%	2.67%	11.02%	34.28%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43% A	1.35%	1.41%	1.62%	1.62%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,845	$ 67,435	$ 70,364	$ 46,935	$ 35,069	$ 18,775
Portfolio turnover rate E	22% A	49%	23%	28%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.2	0.0
Fidelity Advisor Series Equity-Income Fund	6.2	6.0
Fidelity Advisor Series Growth & Income Fund	4.6	4.7
Fidelity Advisor Series Growth Opportunities Fund	3.2	3.0
Fidelity Advisor Series Opportunistic Insights Fund	2.9	2.7
Fidelity Advisor Series Small Cap Fund	1.6	1.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.1	3.9
Fidelity Series 100 Index Fund	1.8	1.7
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	4.3	4.2
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	1.9	2.0
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	3.1
	35.9	35.2
International Equity Funds
Fidelity Series Emerging Markets Fund	3.7	3.0
Fidelity Series International Growth Fund	4.5	5.2
Fidelity Series International Small Cap Fund	1.0	1.2
Fidelity Series International Value Fund	4.8	5.3
	14.0	14.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.4	5.6
Fidelity Series Inflation-Protected Bond Index Fund	1.7	1.7
Fidelity Series Investment Grade Bond Fund	30.5	26.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	38.3	36.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	6.2
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	7.8
	11.8	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.9%
International Equity Funds	14.0%
Bond Funds	38.3%
Short-Term Funds	11.8%

Six months ago
Domestic Equity Funds**	35.2%
International Equity Funds	14.7%
Bond Funds	36.1%
Short-Term Funds	14.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	2,461,829	$ 25,553,786
Fidelity Advisor Series Equity-Income Fund (c)	3,767,100	49,198,331
Fidelity Advisor Series Growth & Income Fund (c)	2,712,304	36,480,495
Fidelity Advisor Series Growth Opportunities Fund (c)	2,249,569	24,835,243
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,535,377	22,907,823
Fidelity Advisor Series Small Cap Fund (c)	1,168,114	12,358,650
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,396,987	32,095,649
Fidelity Series 100 Index Fund (c)	1,092,248	14,308,453
Fidelity Series 1000 Value Index Fund (c)	487,636	5,461,526
Fidelity Series All-Sector Equity Fund (c)	2,251,425	33,546,237
Fidelity Series Commodity Strategy Fund (a)(c)	1,011,449	7,515,066
Fidelity Series Real Estate Equity Fund (c)	261,198	3,332,882
Fidelity Series Small Cap Opportunities Fund (c)	1,251,990	15,224,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $235,493,965)		282,818,337
International Equity Funds - 14.0%

Fidelity Series Emerging Markets Fund (c)	1,624,414	28,979,546
Fidelity Series International Growth Fund (c)	2,520,817	35,215,811
Fidelity Series International Small Cap Fund (c)	523,119	8,045,566
Fidelity Series International Value Fund (c)	3,493,390	37,903,282
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $89,684,674)		110,144,205
Bond Funds - 38.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	514,927	$ 5,272,852
Fidelity Series Floating Rate High Income Fund (c)	382,159	3,947,706
Fidelity Series High Income Fund (c)	3,444,886	35,206,735
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,344,484	13,337,281
Fidelity Series Investment Grade Bond Fund (c)	21,223,671	240,888,661
Fidelity Series Real Estate Income Fund (c)	338,730	3,739,580
TOTAL BOND FUNDS (Cost $297,444,808)		302,392,815
Short-Term Funds - 11.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	4,367,383	40,835,036
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	52,544,156	52,544,156
TOTAL SHORT-TERM FUNDS (Cost $93,167,084)		93,379,192
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $715,790,531)		788,734,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(182,044)
NET ASSETS - 100%		$ 788,552,505
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 26,165,274	$ 1,589,547	$ -	$ 25,553,786
Fidelity Advisor Equity Growth Fund Institutional Class	26,651,508	47,165	27,119,578	-	-
Fidelity Advisor Series Equity-Income Fund	51,397,293	2,139,801	6,364,726	499,544	49,198,331
Fidelity Advisor Series Growth & Income Fund	40,679,760	1,452,528	6,681,778	336,855	36,480,495
Fidelity Advisor Series Growth Opportunities Fund	25,652,239	182	1,634,303	-	24,835,243
Fidelity Advisor Series Opportunistic Insights Fund	22,880,359	1,176,758	2,625,499	-	22,907,823
Fidelity Advisor Series Small Cap Fund	13,866,591	265,368	1,812,998	-	12,358,650
Fidelity Advisor Series Stock Selector Large Cap Value Fund	33,144,735	1,371,991	4,262,709	-	32,095,649
Fidelity Advisor Short Fixed-Income Fund Institutional Class	53,634,412	825,587	13,646,510	219,768	40,835,036
Fidelity Institutional Money Market Portfolio Institutional Class	67,008,658	806,645	15,271,146	26,547	52,544,156
Fidelity Series 100 Index Fund	14,856,796	293,213	1,910,182	-	14,308,453
Fidelity Series 1000 Value Index Fund	6,024,276	91,147	928,950	-	5,461,526
Fidelity Series All-Sector Equity Fund	36,412,220	544,539	5,286,241	-	33,546,237
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 10,317,190	$ 125,723	$ 1,863,681	$ -	$ 7,515,066
Fidelity Series Emerging Markets Debt Fund	4,955,256	912,176	605,142	148,450	5,272,852
Fidelity Series Emerging Markets Fund	25,946,811	3,828,316	1,680,892	-	28,979,546
Fidelity Series Floating Rate High Income Fund	9,579,900	400,192	5,963,013	173,073	3,947,706
Fidelity Series High Income Fund	48,328,406	1,873,512	13,591,979	1,151,872	35,206,735
Fidelity Series Inflation-Protected Bond Index Fund	14,761,732	394,699	1,939,569	12,333	13,337,281
Fidelity Series International Growth Fund	44,556,018	464,688	9,375,253	-	35,215,811
Fidelity Series International Small Cap Fund	10,384,441	104,661	1,991,632	-	8,045,566
Fidelity Series International Value Fund	45,093,645	464,619	6,735,023	-	37,903,282
Fidelity Series Investment Grade Bond Fund	228,793,251	33,308,098	22,976,554	2,968,327	240,888,661
Fidelity Series Real Estate Equity Fund	3,825,175	233,204	708,535	32,594	3,332,882
Fidelity Series Real Estate Income Fund	4,140,386	273,828	600,762	99,398	3,739,580
Fidelity Series Small Cap Opportunities Fund	16,951,796	2,059,930	2,065,348	17,516	15,224,196
Total	$ 859,842,854	$ 79,623,844	$ 159,231,550	$ 5,686,277	$ 788,734,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $715,790,531) - See accompanying schedule		$ 788,734,549
Cash		2
Receivable for investments sold		2,373,485
Receivable for fund shares sold		287,831
Total assets		791,395,867

Liabilities
Payable for investments purchased	$ 928
Payable for fund shares redeemed	2,661,947
Distribution and service plan fees payable	180,487
Total liabilities		2,843,362

Net Assets		$ 788,552,505
Net Assets consist of:
Paid in capital		$ 693,871,149
Undistributed net investment income		4,576,065
Accumulated undistributed net realized gain (loss) on investments		17,161,273
Net unrealized appreciation (depreciation) on investments		72,944,018
Net Assets		$ 788,552,505
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($469,519,322 ÷ 36,470,393 shares)		$ 12.87

Maximum offering price per share (100/94.25 of $12.87)		$ 13.66
Class T: Net Asset Value and redemption price per share ($112,846,545 ÷ 8,797,541 shares)		$ 12.83

Maximum offering price per share (100/96.50 of $12.83)		$ 13.30
Class B: Net Asset Value and offering price per share ($3,133,469 ÷ 243,648 shares)A		$ 12.86

Class C: Net Asset Value and offering price per share ($35,659,686 ÷ 2,800,054 shares)A		$ 12.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($167,393,483 ÷ 12,938,055 shares)		$ 12.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,686,277

Expenses
Distribution and service plan fees	$ 1,110,752
Independent trustees' compensation	1,844
Total expenses before reductions	1,112,596
Expense reductions	(1,844)	1,110,752
Net investment income (loss)		4,575,525
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,717,903
Capital gain distributions from underlying funds	2,079,411
Total net realized gain (loss)		17,797,314
Change in net unrealized appreciation (depreciation) on underlying funds		(7,218,498)
Net gain (loss)		10,578,816
Net increase (decrease) in net assets resulting from operations		$ 15,154,341

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,575,525	$ 10,170,782
Net realized gain (loss)	17,797,314	36,171,065
Change in net unrealized appreciation (depreciation)	(7,218,498)	20,852,752
Net increase (decrease) in net assets resulting from operations	15,154,341	67,194,599
Distributions to shareholders from net investment income	(1,957,562)	(9,511,361)
Distributions to shareholders from net realized gain	(14,868,571)	(28,968,103)
Total distributions	(16,826,133)	(38,479,464)
Share transactions - net increase (decrease)	(69,426,304)	(79,585,074)
Total increase (decrease) in net assets	(71,098,096)	(50,869,939)

Net Assets
Beginning of period	859,650,601	910,520,540
End of period (including undistributed net investment income of $4,576,065 and undistributed net investment income of $1,958,102, respectively)	$ 788,552,505	$ 859,650,601

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19
Income from Investment Operations
Net investment income (loss) E	.07	.15	.16	.17	.15	.21
Net realized and unrealized gain (loss)	.15	.82	.70	.12	1.17	2.76
Total from investment operations	.22	.97	.86	.29	1.32	2.97
Distributions from net investment income	(.03)	(.14)	(.16)	(.17)	(.17)	(.21)
Distributions from net realized gain	(.23)	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.26)	(.56)	(.25)	(.32) I	(.27)	(.29) H
Net asset value, end of period	$ 12.87	$ 12.91	$ 12.50	$ 11.89	$ 11.92	$ 10.87
Total ReturnB, C, D	1.74%	7.86%	7.33%	2.63%	12.27%	36.51%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.12% A	1.15%	1.33%	1.48%	1.38%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 469,519	$ 502,834	$ 540,980	$ 552,770	$ 536,999	$ 478,025
Portfolio turnover rate F	19%A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16
Income from Investment Operations
Net investment income (loss) E	.06	.11	.13	.14	.13	.18
Net realized and unrealized gain (loss)	.15	.83	.69	.13	1.15	2.76
Total from investment operations	.21	.94	.82	.27	1.28	2.94
Distributions from net investment income	(.02)	(.11)	(.13)	(.14)	(.13)	(.19)
Distributions from net realized gain	(.23)	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.25)	(.53)	(.22)	(.29) I	(.23)	(.27) H
Net asset value, end of period	$ 12.83	$ 12.87	$ 12.46	$ 11.86	$ 11.88	$ 10.83
Total ReturnB, C, D	1.67%	7.62%	6.98%	2.43%	11.95%	36.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.87% A	.90%	1.08%	1.23%	1.13%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,847	$ 124,997	$ 127,353	$ 132,044	$ 152,126	$ 204,059
Portfolio turnover rate F	19% A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

I Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15
Income from Investment Operations
Net investment income (loss) E	.02	.05	.07	.08	.07	.13
Net realized and unrealized gain (loss)	.16	.82	.70	.13	1.15	2.76
Total from investment operations	.18	.87	.77	.21	1.22	2.89
Distributions from net investment income	- H	(.03)	(.06)	(.07)	(.07)	(.13)
Distributions from net realized gain	(.23)	(.41)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.23)	(.45) K	(.15)	(.21) J	(.17)	(.22) I
Net asset value, end of period	$ 12.86	$ 12.91	$ 12.49	$ 11.87	$ 11.87	$ 10.82
Total ReturnB, C, D	1.43%	7.01%	6.51%	1.90%	11.37%	35.54%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37% A	.41%	.58%	.73%	.63%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,133	$ 3,921	$ 6,474	$ 9,154	$ 15,842	$ 22,468
Portfolio turnover rate F	19% A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

K Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.02	.05	.07	.08	.07	.13
Net realized and unrealized gain (loss)	.17	.81	.69	.13	1.14	2.74
Total from investment operations	.19	.86	.76	.21	1.21	2.87
Distributions from net investment income	(.01)	(.05)	(.07)	(.08)	(.08)	(.14)
Distributions from net realized gain	(.23)	(.41)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.24)	(.46)	(.16)	(.23)	(.18)	(.22) H
Net asset value, end of period	$ 12.74	$ 12.79	$ 12.39	$ 11.79	$ 11.81	$ 10.78
Total ReturnB, C, D	1.48%	7.04%	6.49%	1.90%	11.33%	35.45%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37% A	.40%	.58%	.73%	.63%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,660	$ 36,622	$ 38,562	$ 38,423	$ 44,764	$ 47,178
Portfolio turnover rate F	19% A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22
Income from Investment Operations
Net investment income (loss) D	.09	.18	.19	.20	.18	.23
Net realized and unrealized gain (loss)	.16	.82	.70	.13	1.17	2.78
Total from investment operations	.25	1.00	.89	.33	1.35	3.01
Distributions from net investment income	(.04)	(.17)	(.19)	(.20)	(.20)	(.23)
Distributions from net realized gain	(.23)	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.27)	(.59)	(.28)	(.35) I	(.30)	(.32) H
Net asset value, end of period	$ 12.94	$ 12.96	$ 12.55	$ 11.94	$ 11.96	$ 10.91
Total ReturnB, C	1.95%	8.10%	7.56%	2.97%	12.50%	36.80%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.37% A	1.40%	1.58%	1.73%	1.63%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,393	$ 191,276	$ 197,152	$ 156,459	$ 115,490	$ 75,569
Portfolio turnover rate E	19% A	39%	26%	25%	41%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.7	0.0
Fidelity Advisor Series Equity-Income Fund	7.2	7.0
Fidelity Advisor Series Growth & Income Fund	5.3	5.4
Fidelity Advisor Series Growth Opportunities Fund	3.6	3.4
Fidelity Advisor Series Opportunistic Insights Fund	3.4	3.1
Fidelity Advisor Series Small Cap Fund	1.8	1.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.7	4.5
Fidelity Series 100 Index Fund	2.1	1.9
Fidelity Series 1000 Value Index Fund	0.8	0.7
Fidelity Series All-Sector Equity Fund	4.9	4.9
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.2	2.3
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	3.6
	41.2	40.4
International Equity Funds
Fidelity Series Emerging Markets Fund	4.1	3.5
Fidelity Series International Growth Fund	5.3	5.9
Fidelity Series International Small Cap Fund	1.2	1.4
Fidelity Series International Value Fund	5.6	6.0
	16.2	16.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.4	5.8
Fidelity Series Inflation-Protected Bond Index Fund	1.4	1.3
Fidelity Series Investment Grade Bond Fund	27.9	23.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	35.3	33.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.1	4.3
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	5.5
	7.3	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	41.2%
International Equity Funds	16.2%
Bond Funds	35.3%
Short-Term Funds	7.3%

Six months ago
Domestic Equity Funds**	40.4%
International Equity Funds	16.8%
Bond Funds	33.0%
Short-Term Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,304,532	$ 65,441,042
Fidelity Advisor Series Equity-Income Fund (c)	9,643,542	125,944,660
Fidelity Advisor Series Growth & Income Fund (c)	6,936,586	93,297,080
Fidelity Advisor Series Growth Opportunities Fund (c)	5,760,365	63,594,433
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,936,148	58,727,335
Fidelity Advisor Series Small Cap Fund (c)	3,053,281	32,303,709
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,130,368	82,085,627
Fidelity Series 100 Index Fund (c)	2,743,915	35,945,280
Fidelity Series 1000 Value Index Fund (c)	1,241,771	13,907,832
Fidelity Series All-Sector Equity Fund (c)	5,754,965	85,748,976
Fidelity Series Commodity Strategy Fund (a)(c)	2,258,385	16,779,803
Fidelity Series Real Estate Equity Fund (c)	665,449	8,491,127
Fidelity Series Small Cap Opportunities Fund (c)	3,185,287	38,733,086
TOTAL DOMESTIC EQUITY FUNDS (Cost $600,730,880)		720,999,990
International Equity Funds - 16.2%

Fidelity Series Emerging Markets Fund (c)	4,038,315	72,043,531
Fidelity Series International Growth Fund (c)	6,605,793	92,282,934
Fidelity Series International Small Cap Fund (c)	1,370,970	21,085,513
Fidelity Series International Value Fund (c)	9,012,184	97,782,196
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $227,371,349)		283,194,174
Bond Funds - 35.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,146,842	$ 11,743,657
Fidelity Series Floating Rate High Income Fund (c)	850,105	8,781,582
Fidelity Series High Income Fund (c)	7,491,232	76,560,391
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,465,287	24,455,650
Fidelity Series Investment Grade Bond Fund (c)	42,978,007	487,800,385
Fidelity Series Real Estate Income Fund (c)	749,661	8,276,260
TOTAL BOND FUNDS (Cost $607,157,752)		617,617,925
Short-Term Funds - 7.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,910,881	55,266,739
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	73,160,386	73,160,386
TOTAL SHORT-TERM FUNDS (Cost $126,947,392)		128,427,125
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,562,207,373)		1,750,239,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397,056)
NET ASSETS - 100%		$ 1,749,842,158
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 66,648,793	$ 3,702,636	$ -	$ 65,441,042
Fidelity Advisor Equity Growth Fund Institutional Class	68,069,520	212,998	69,391,175	-	-
Fidelity Advisor Series Equity-Income Fund	132,307,650	3,439,564	15,068,055	1,290,630	125,944,660
Fidelity Advisor Series Growth & Income Fund	101,882,993	3,204,648	14,387,716	842,225	93,297,080
Fidelity Advisor Series Growth Opportunities Fund	64,302,206	799	2,799,602	-	63,594,433
Fidelity Advisor Series Opportunistic Insights Fund	59,143,879	2,017,586	6,223,184	-	58,727,335
Fidelity Advisor Series Small Cap Fund	36,011,492	380,392	4,204,152	-	32,303,709
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,854,048	2,643,998	10,115,091	-	82,085,627
Fidelity Advisor Short Fixed-Income Fund Institutional Class	81,766,853	1,039,865	27,581,201	334,963	55,266,739
Fidelity Institutional Money Market Portfolio Institutional Class	102,948,070	737,558	30,525,242	40,681	73,160,386
Fidelity Series 100 Index Fund	36,277,966	1,383,837	4,333,060	-	35,945,280
Fidelity Series 1000 Value Index Fund	13,082,904	1,775,104	1,591,587	-	13,907,832
Fidelity Series All-Sector Equity Fund	92,277,856	1,015,995	12,325,286	-	85,748,976
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 22,331,388	$ 183,520	$ 3,354,178	$ -	$ 16,779,803
Fidelity Series Emerging Markets Debt Fund	10,613,949	2,310,230	1,188,235	324,620	11,743,657
Fidelity Series Emerging Markets Fund	65,520,421	7,969,423	3,813,031	-	72,043,531
Fidelity Series Floating Rate High Income Fund	20,981,485	863,746	12,911,165	382,184	8,781,582
Fidelity Series High Income Fund	109,868,417	4,035,588	34,250,890	2,588,520	76,560,391
Fidelity Series Inflation-Protected Bond Index Fund	24,365,652	2,481,339	2,540,753	20,835	24,455,650
Fidelity Series International Growth Fund	112,372,553	842,409	19,826,062	-	92,282,934
Fidelity Series International Small Cap Fund	26,592,348	190,587	4,536,355	-	21,085,513
Fidelity Series International Value Fund	113,600,676	874,018	14,353,622	-	97,782,196
Fidelity Series Investment Grade Bond Fund	449,767,050	75,403,165	40,816,328	5,872,003	487,800,385
Fidelity Series Real Estate Equity Fund	8,644,837	1,012,014	1,054,487	78,406	8,491,127
Fidelity Series Real Estate Income Fund	9,066,091	482,803	1,107,563	219,868	8,276,260
Fidelity Series Small Cap Opportunities Fund	43,540,057	4,469,106	4,881,841	44,871	38,733,086
Total	$ 1,890,190,361	$ 185,619,085	$ 346,882,497	$ 12,039,806	$ 1,750,239,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,562,207,373) - See accompanying schedule		$ 1,750,239,214
Receivable for investments sold		1,855,035
Receivable for fund shares sold		1,350,607
Total assets		1,753,444,856

Liabilities
Payable for investments purchased	$ 84,465
Payable for fund shares redeemed	3,140,957
Distribution and service plan fees payable	377,276
Total liabilities		3,602,698

Net Assets		$ 1,749,842,158
Net Assets consist of:
Paid in capital		$ 1,512,571,332
Undistributed net investment income		9,703,245
Accumulated undistributed net realized gain (loss) on investments		39,535,740
Net unrealized appreciation (depreciation) on investments		188,031,841
Net Assets		$ 1,749,842,158

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,020,287,142 ÷ 79,511,688 shares)		$ 12.83

Maximum offering price per share (100/94.25 of $12.83)		$ 13.61
Class T: Net Asset Value and redemption price per share ($213,067,764 ÷ 16,640,048 shares)		$ 12.80

Maximum offering price per share (100/96.50 of $12.80)		$ 13.26
Class B: Net Asset Value and offering price per share ($9,995,311 ÷ 781,597 shares)A		$ 12.79

Class C: Net Asset Value and offering price per share ($72,574,234 ÷ 5,710,760 shares)A		$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($433,917,707 ÷ 33,549,095 shares)		$ 12.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,039,806

Expenses
Distribution and service plan fees	$ 2,317,024
Independent trustees' compensation	4,067
Total expenses before reductions	2,321,091
Expense reductions	(4,067)	2,317,024
Net investment income (loss)		9,722,782
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	36,335,148
Capital gain distributions from underlying funds	5,149,636
Total net realized gain (loss)		41,484,784
Change in net unrealized appreciation (depreciation) on underlying funds		(15,022,882)
Net gain (loss)		26,461,902
Net increase (decrease) in net assets resulting from operations		$ 36,184,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,722,782	$ 22,908,975
Net realized gain (loss)	41,484,784	80,917,308
Change in net unrealized appreciation (depreciation)	(15,022,882)	53,175,889
Net increase (decrease) in net assets resulting from operations	36,184,684	157,002,172
Distributions to shareholders from net investment income	(3,982,064)	(21,780,486)
Distributions to shareholders from net realized gain	(36,004,470)	(75,463,568)
Total distributions	(39,986,534)	(97,244,054)
Share transactions - net increase (decrease)	(136,150,041)	(135,136,394)
Total increase (decrease) in net assets	(139,951,891)	(75,378,276)

Net Assets
Beginning of period	1,889,794,049	1,965,172,325
End of period (including undistributed net investment income of $9,703,245 and undistributed net investment income of $3,962,527, respectively)	$ 1,749,842,158	$ 1,889,794,049

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05
Income from Investment Operations
Net investment income (loss) E	.07	.15	.16	.17	.16	.20
Net realized and unrealized gain (loss)	.17	.89	.71	.13	1.16	2.84
Total from investment operations	.24	1.04	.87	.30	1.32	3.04
Distributions from net investment income	(.03)	(.15)	(.16)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.25)	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.28)	(.64) I	(.25)	(.32)	(.26)	(.28) H
Net asset value, end of period	$ 12.83	$ 12.87	$ 12.47	$ 11.85	$ 11.87	$ 10.81
Total ReturnB, C, D	1.90%	8.54%	7.45%	2.71%	12.36%	37.95%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.07% A	1.19%	1.36%	1.50%	1.42%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,020,287	$ 1,086,606	$ 1,181,020	$ 1,101,302	$ 1,004,955	$ 830,024
Portfolio turnover rate F	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

I Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04
Income from Investment Operations
Net investment income (loss) E	.05	.12	.13	.14	.13	.18
Net realized and unrealized gain (loss)	.17	.88	.72	.13	1.16	2.82
Total from investment operations	.22	1.00	.85	.27	1.29	3.00
Distributions from net investment income	(.02)	(.11)	(.13)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.25)	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.27)	(.61)	(.22)	(.29)	(.23)	(.25) H
Net asset value, end of period	$ 12.80	$ 12.85	$ 12.46	$ 11.83	$ 11.85	$ 10.79
Total ReturnB, C, D	1.76%	8.20%	7.28%	2.44%	12.09%	37.53%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.82% A	.94%	1.11%	1.25%	1.17%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,068	$ 226,663	$ 227,022	$ 213,366	$ 236,106	$ 225,384
Portfolio turnover rate F	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02
Income from Investment Operations
Net investment income (loss) E	.02	.06	.07	.09	.07	.13
Net realized and unrealized gain (loss)	.18	.88	.71	.13	1.16	2.82
Total from investment operations	.20	.94	.78	.22	1.23	2.95
Distributions from net investment income	-	(.05)	(.06)	(.07)	(.07)	(.12)
Distributions from net realized gain	(.25)	(.49)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.25)	(.54)	(.15)	(.23) I	(.17)	(.21) H
Net asset value, end of period	$ 12.79	$ 12.84	$ 12.44	$ 11.81	$ 11.82	$ 10.76
Total ReturnB, C, D	1.60%	7.68%	6.65%	1.95%	11.51%	36.85%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.32% A	.44%	.61%	.75%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,995	$ 12,232	$ 17,411	$ 23,552	$ 32,762	$ 35,932
Portfolio turnover rate F	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.02	.05	.07	.09	.07	.13
Net realized and unrealized gain (loss)	.18	.88	.71	.13	1.15	2.82
Total from investment operations	.20	.93	.78	.22	1.22	2.95
Distributions from net investment income	- H	(.06)	(.07)	(.09)	(.07)	(.13)
Distributions from net realized gain	(.25)	(.49)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.26) J	(.55)	(.16)	(.24)	(.17)	(.21) I
Net asset value, end of period	$ 12.71	$ 12.77	$ 12.39	$ 11.77	$ 11.79	$ 10.74
Total ReturnB, C, D	1.56%	7.65%	6.70%	1.98%	11.49%	36.97%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.32% A	.44%	.61%	.75%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,574	$ 75,682	$ 72,115	$ 70,220	$ 70,396	$ 64,801
Portfolio turnover rate F	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.252 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09
Income from Investment Operations
Net investment income (loss) D	.09	.18	.19	.20	.19	.23
Net realized and unrealized gain (loss)	.17	.90	.72	.14	1.17	2.85
Total from investment operations	.26	1.08	.91	.34	1.36	3.08
Distributions from net investment income	(.04)	(.18)	(.19)	(.19)	(.19)	(.22)
Distributions from net realized gain	(.25)	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.29)	(.68)	(.28)	(.35) I	(.29)	(.30) H
Net asset value, end of period	$ 12.93	$ 12.96	$ 12.56	$ 11.93	$ 11.94	$ 10.87
Total ReturnB, C	2.03%	8.75%	7.74%	3.01%	12.67%	38.30%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.32% A	1.44%	1.61%	1.75%	1.67%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 433,918	$ 488,611	$ 467,604	$ 348,068	$ 238,655	$ 137,487
Portfolio turnover rate E	20% A	37%	20%	19%	33%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.2	0.0
Fidelity Advisor Series Equity-Income Fund	8.0	7.8
Fidelity Advisor Series Growth & Income Fund	5.9	6.0
Fidelity Advisor Series Growth Opportunities Fund	4.0	3.6
Fidelity Advisor Series Opportunistic Insights Fund	3.6	3.5
Fidelity Advisor Series Small Cap Fund	2.1	2.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.2	4.8
Fidelity Series 100 Index Fund	2.3	2.2
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.4	5.3
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.4	2.6
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	4.1
	45.5	44.5
International Equity Funds
Fidelity Series Emerging Markets Fund	4.6	3.9
Fidelity Series International Growth Fund	5.9	6.6
Fidelity Series International Small Cap Fund	1.3	1.5
Fidelity Series International Value Fund	6.0	6.6
	17.8	18.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	1.0
Fidelity Series High Income Fund	4.4	6.0
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.9
Fidelity Series Investment Grade Bond Fund	24.3	21.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	31.2	30.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.4	2.8
Fidelity Institutional Money Market Portfolio Institutional Class	3.1	3.5
	5.5	6.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	45.5%
International Equity Funds	17.8%
Bond Funds	31.2%
Short-Term Funds	5.5%

Six months ago
Domestic Equity Funds**	44.5%
International Equity Funds	18.6%
Bond Funds	30.6%
Short-Term Funds	6.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,241,303	$ 137,444,724
Fidelity Advisor Series Equity-Income Fund (c)	19,820,625	258,857,369
Fidelity Advisor Series Growth & Income Fund (c)	14,074,934	189,307,866
Fidelity Advisor Series Growth Opportunities Fund (c)	11,573,874	127,775,574
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,839,414	116,964,052
Fidelity Advisor Series Small Cap Fund (c)	6,270,326	66,340,047
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,662,061	169,544,990
Fidelity Series 100 Index Fund (c)	5,749,682	75,320,834
Fidelity Series 1000 Value Index Fund (c)	2,513,340	28,149,408
Fidelity Series All-Sector Equity Fund (c)	11,761,962	175,253,230
Fidelity Series Commodity Strategy Fund (a)(c)	4,187,482	31,112,992
Fidelity Series Real Estate Equity Fund (c)	1,356,710	17,311,622
Fidelity Series Small Cap Opportunities Fund (c)	6,515,048	79,222,986
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,245,121,104)		1,472,605,694
International Equity Funds - 17.8%

Fidelity Series Emerging Markets Fund (c)	8,287,079	147,841,493
Fidelity Series International Growth Fund (c)	13,603,634	190,042,767
Fidelity Series International Small Cap Fund (c)	2,823,510	43,425,580
Fidelity Series International Value Fund (c)	17,948,361	194,739,720
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $474,158,588)		576,049,560
Bond Funds - 31.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,132,842	$ 21,840,300
Fidelity Series Floating Rate High Income Fund (c)	1,580,521	16,326,787
Fidelity Series High Income Fund (c)	13,932,746	142,392,662
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,851,044	28,282,357
Fidelity Series Investment Grade Bond Fund (c)	69,224,306	785,695,872
Fidelity Series Real Estate Income Fund (c)	1,390,681	15,353,122
TOTAL BOND FUNDS (Cost $1,004,258,105)		1,009,891,100
Short-Term Funds - 5.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	8,298,704	77,592,886
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	99,748,174	99,748,174
TOTAL SHORT-TERM FUNDS (Cost $176,261,633)		177,341,060
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,899,799,430)		3,235,887,414
NET OTHER ASSETS (LIABILITIES) - 0.0%		(690,670)
NET ASSETS - 100%		$ 3,235,196,744
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 139,103,424	$ 6,846,417	$ -	$ 137,444,724
Fidelity Advisor Equity Growth Fund Institutional Class	138,952,414	586,162	141,884,524	-	-
Fidelity Advisor Series Equity-Income Fund	263,193,072	9,526,341	24,496,318	2,598,939	258,857,369
Fidelity Advisor Series Growth & Income Fund	204,640,504	7,913,237	28,504,979	1,688,508	189,307,866
Fidelity Advisor Series Growth Opportunities Fund	122,452,317	2,447,579	1,334,842	-	127,775,574
Fidelity Advisor Series Opportunistic Insights Fund	117,332,657	2,307,611	10,169,222	-	116,964,052
Fidelity Advisor Series Small Cap Fund	69,583,906	3,189,619	6,566,440	-	66,340,047
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,124,211	12,731,913	15,526,819	-	169,544,990
Fidelity Advisor Short Fixed-Income Fund Institutional Class	95,572,803	1,776,875	19,784,532	402,339	77,592,886
Fidelity Institutional Money Market Portfolio Institutional Class	118,288,330	1,508,072	20,048,228	48,230	99,748,174
Fidelity Series 100 Index Fund	74,325,330	2,517,617	6,991,325	-	75,320,834
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 30,074,450	$ 648,126	$ 3,944,356	$ -	$ 28,149,408
Fidelity Series All-Sector Equity Fund	178,294,761	3,774,401	16,314,781	-	175,253,230
Fidelity Series Commodity Strategy Fund	40,864,214	586,106	5,918,100	-	31,112,992
Fidelity Series Emerging Markets Debt Fund	22,690,533	853,630	1,813,912	627,038	21,840,300
Fidelity Series Emerging Markets Fund	133,192,392	16,591,419	6,650,298	-	147,841,493
Fidelity Series Floating Rate High Income Fund	35,648,893	1,712,948	20,753,094	679,506	16,326,787
Fidelity Series High Income Fund	203,741,125	8,936,942	64,279,534	4,947,071	142,392,662
Fidelity Series Inflation-Protected Bond Index Fund	30,235,429	505,134	2,699,079	25,773	28,282,357
Fidelity Series International Growth Fund	222,984,013	2,816,339	33,426,621	-	190,042,767
Fidelity Series International Small Cap Fund	50,730,785	727,904	5,675,207	-	43,425,580
Fidelity Series International Value Fund	224,576,763	2,643,074	27,715,378	-	194,739,720
Fidelity Series Investment Grade Bond Fund	728,739,921	103,101,936	51,860,551	9,611,864	785,695,872
Fidelity Series Real Estate Equity Fund	17,589,729	1,698,845	1,766,123	160,236	17,311,622
Fidelity Series Real Estate Income Fund	16,230,635	1,004,763	1,571,898	402,442	15,353,122
Fidelity Series Small Cap Opportunities Fund	86,870,526	8,567,272	7,176,368	93,042	79,222,986
Total	$ 3,389,929,713	$ 337,777,289	$ 533,718,946	$ 21,284,988	$ 3,235,887,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,899,799,430) - See accompanying schedule		$ 3,235,887,414
Cash		315
Receivable for investments sold		3,036,783
Receivable for fund shares sold		1,766,143
Receivable from affiliate for expense reductions		14
Total assets		3,240,690,669

Liabilities
Payable for investments purchased	$ 73,310
Payable for fund shares redeemed	4,731,748
Distribution and service plan fees payable	688,867
Total liabilities		5,493,925

Net Assets		$ 3,235,196,744
Net Assets consist of:
Paid in capital		$ 2,805,675,550
Undistributed net investment income		17,069,604
Accumulated undistributed net realized gain (loss) on investments		76,363,606
Net unrealized appreciation (depreciation) on investments		336,087,984
Net Assets		$ 3,235,196,744

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,837,216,359 ÷ 135,449,103 shares)		$ 13.56

Maximum offering price per share (100/94.25 of $13.56)		$ 14.39
Class T: Net Asset Value and redemption price per share ($442,558,014 ÷ 32,652,471 shares)		$ 13.55

Maximum offering price per share (100/96.50 of $13.55)		$ 14.04
Class B: Net Asset Value and offering price per share ($19,466,058 ÷ 1,438,075 shares)A		$ 13.54

Class C: Net Asset Value and offering price per share ($113,454,310 ÷ 8,436,798 shares)A		$ 13.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($822,502,003 ÷ 60,179,755 shares)		$ 13.67
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,284,988

Expenses
Distribution and service plan fees	$ 4,190,814
Independent trustees' compensation	7,383
Total expenses before reductions	4,198,197
Expense reductions	(7,383)	4,190,814
Net investment income (loss)		17,094,174
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	69,410,020
Capital gain distributions from underlying funds	10,344,040
Total net realized gain (loss)		79,754,060
Change in net unrealized appreciation (depreciation) on underlying funds		(27,510,350)
Net gain (loss)		52,243,710
Net increase (decrease) in net assets resulting from operations		$ 69,337,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,094,174	$ 40,767,832
Net realized gain (loss)	79,754,060	130,430,680
Change in net unrealized appreciation (depreciation)	(27,510,350)	128,202,291
Net increase (decrease) in net assets resulting from operations	69,337,884	299,400,803
Distributions to shareholders from net investment income	(6,581,753)	(39,035,868)
Distributions to shareholders from net realized gain	(54,541,314)	(136,956,119)
Total distributions	(61,123,067)	(175,991,987)
Share transactions - net increase (decrease)	(162,243,495)	(21,965,032)
Total increase (decrease) in net assets	(154,028,678)	101,443,784

Net Assets
Beginning of period	3,389,225,422	3,287,781,638
End of period (including undistributed net investment income of $17,069,604 and undistributed net investment income of $6,557,183, respectively)	$ 3,235,196,744	$ 3,389,225,422

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.19	.16	.20
Net realized and unrealized gain (loss)	.20	1.04	.78	.06	1.36	3.32
Total from investment operations	.27	1.20	.96	.25	1.52	3.52
Distributions from net investment income	(.03)	(.16)	(.18)	(.18)	(.17)	(.19)
Distributions from net realized gain	(.22)	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.25)	(.71)	(.26)	(.35) I	(.28)	(.28) H
Net asset value, end of period	$ 13.56	$ 13.54	$ 13.05	$ 12.35	$ 12.45	$ 11.21
Total ReturnB, C, D	2.02%	9.38%	7.91%	2.23%	13.73%	44.32%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.02%A	1.22%	1.44%	1.55%	1.43%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,837,216	$ 1,910,164	$ 1,944,691	$ 1,740,500	$ 1,557,402	$ 1,238,015
Portfolio turnover rate F	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.16	.13	.17
Net realized and unrealized gain (loss)	.20	1.03	.79	.05	1.37	3.32
Total from investment operations	.25	1.16	.94	.21	1.50	3.49
Distributions from net investment income	(.02)	(.13)	(.15)	(.15)	(.13)	(.16)
Distributions from net realized gain	(.22)	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.24)	(.67) K	(.23)	(.32) J	(.25) I	(.25) H
Net asset value, end of period	$ 13.55	$ 13.54	$ 13.05	$ 12.34	$ 12.45	$ 11.20
Total ReturnB, C, D	1.87%	9.11%	7.72%	1.86%	13.50%	44.02%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.77% A	.97%	1.19%	1.30%	1.18%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 442,558	$ 465,828	$ 430,153	$ 386,416	$ 424,707	$ 488,097
Portfolio turnover rate F	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

K Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94
Income from Investment Operations
Net investment income (loss) E	.02	.06	.09	.10	.08	.12
Net realized and unrealized gain (loss)	.21	1.03	.79	.06	1.35	3.31
Total from investment operations	.23	1.09	.88	.16	1.43	3.43
Distributions from net investment income	-	(.05)	(.08)	(.08)	(.08)	(.12)
Distributions from net realized gain	(.22)	(.54)	(.08)	(.17)	(.11)	(.09)
Total distributions	(.22)	(.60) I	(.16)	(.25)	(.19)	(.20) H
Net asset value, end of period	$ 13.54	$ 13.53	$ 13.04	$ 12.32	$ 12.41	$ 11.17
Total ReturnB, C, D	1.72%	8.49%	7.19%	1.39%	12.87%	43.34%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.27% A	.48%	.69%	.80%	.68%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,466	$ 24,060	$ 33,074	$ 43,138	$ 61,856	$ 71,888
Portfolio turnover rate F	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

I Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92
Income from Investment Operations
Net investment income (loss) E	.02	.06	.09	.10	.08	.12
Net realized and unrealized gain (loss)	.20	1.03	.78	.06	1.34	3.31
Total from investment operations	.22	1.09	.87	.16	1.42	3.43
Distributions from net investment income	- H	(.07)	(.08)	(.09)	(.08)	(.12)
Distributions from net realized gain	(.22)	(.54)	(.08)	(.17)	(.11)	(.09)
Total distributions	(.22)	(.61)	(.17) J	(.26)	(.19)	(.21) I
Net asset value, end of period	$ 13.45	$ 13.45	$ 12.97	$ 12.27	$ 12.37	$ 11.14
Total ReturnB, C, D	1.69%	8.57%	7.13%	1.43%	12.89%	43.38%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.27% A	.47%	.69%	.80%	.68%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,454	$ 113,194	$ 102,576	$ 97,550	$ 101,019	$ 93,237
Portfolio turnover rate F	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01
Income from Investment Operations
Net investment income (loss) D	.09	.20	.21	.22	.19	.22
Net realized and unrealized gain (loss)	.21	1.03	.80	.05	1.38	3.34
Total from investment operations	.30	1.23	1.01	.27	1.57	3.56
Distributions from net investment income	(.04)	(.19)	(.21)	(.21)	(.20)	(.21)
Distributions from net realized gain	(.22)	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.26)	(.74)	(.29)	(.38) I	(.31)	(.30) H
Net asset value, end of period	$ 13.67	$ 13.63	$ 13.14	$ 12.42	$ 12.53	$ 11.27
Total ReturnB, C	2.21%	9.58%	8.28%	2.39%	14.09%	44.65%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.27% A	1.47%	1.69%	1.80%	1.68%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 822,502	$ 875,979	$ 777,288	$ 555,462	$ 365,157	$ 214,905
Portfolio turnover rate E	20% A	40%	21%	18%	39%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

I Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.1	0.0
Fidelity Advisor Series Equity-Income Fund	9.2	9.0
Fidelity Advisor Series Growth & Income Fund	6.7	6.7
Fidelity Advisor Series Growth Opportunities Fund	4.6	4.3
Fidelity Advisor Series Opportunistic Insights Fund	4.2	3.9
Fidelity Advisor Series Small Cap Fund	2.4	2.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.0	5.8
Fidelity Series 100 Index Fund	2.7	2.6
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	6.2	6.2
Fidelity Series Commodity Strategy Fund	0.9	1.3
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.9	3.0
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	5.0
	52.5	51.8
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	4.7
Fidelity Series International Growth Fund	6.9	7.7
Fidelity Series International Small Cap Fund	1.6	1.7
Fidelity Series International Value Fund	7.2	7.7
	21.3	21.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.9
Fidelity Series High Income Fund	4.7	6.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.5
Fidelity Series Investment Grade Bond Fund	18.6	17.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	25.5	26.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.3	0.2
Fidelity Institutional Money Market Portfolio Institutional Class	0.4	0.2
	0.7	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	52.5%
International Equity Funds	21.3%
Bond Funds	25.5%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	51.8%
International Equity Funds	21.8%
Bond Funds	26.0%
Short-Term Funds	0.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	15,582,372	$ 161,745,024
Fidelity Advisor Series Equity-Income Fund (c)	22,305,460	291,309,308
Fidelity Advisor Series Growth & Income Fund (c)	15,666,632	210,716,202
Fidelity Advisor Series Growth Opportunities Fund (c)	13,072,419	144,319,504
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,829,689	131,738,956
Fidelity Advisor Series Small Cap Fund (c)	7,114,804	75,274,628
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,275,843	191,153,537
Fidelity Series 100 Index Fund (c)	6,507,264	85,245,152
Fidelity Series 1000 Value Index Fund (c)	2,867,769	32,119,009
Fidelity Series All-Sector Equity Fund (c)	13,202,178	196,712,451
Fidelity Series Commodity Strategy Fund (a)(c)	4,073,463	30,265,830
Fidelity Series Real Estate Equity Fund (c)	1,528,651	19,505,588
Fidelity Series Small Cap Opportunities Fund (c)	7,488,053	91,054,723
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,403,044,737)		1,661,159,912
International Equity Funds - 21.3%

Fidelity Series Emerging Markets Fund (c)	9,906,137	176,725,492
Fidelity Series International Growth Fund (c)	15,519,916	216,813,227
Fidelity Series International Small Cap Fund (c)	3,221,307	49,543,702
Fidelity Series International Value Fund (c)	21,112,747	229,073,304
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $561,596,973)		672,155,725
Bond Funds - 25.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,065,316	$ 21,148,833
Fidelity Series Floating Rate High Income Fund (c)	1,546,843	15,978,892
Fidelity Series High Income Fund (c)	14,697,964	150,213,192
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,601,928	15,891,127
Fidelity Series Investment Grade Bond Fund (c)	51,775,737	587,654,610
Fidelity Series Real Estate Income Fund (c)	1,356,188	14,972,318
TOTAL BOND FUNDS (Cost $799,628,906)		805,858,972
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	976,903	9,134,047
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	12,639,614	12,639,614
TOTAL SHORT-TERM FUNDS (Cost $21,744,362)		21,773,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,786,014,978)		3,160,948,270
NET OTHER ASSETS (LIABILITIES) - 0.0%		(655,539)
NET ASSETS - 100%		$ 3,160,292,731
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 163,261,854	$ 7,637,932	$ -	$ 161,745,024
Fidelity Advisor Equity Growth Fund Institutional Class	161,175,772	1,245,516	165,192,797	-	-
Fidelity Advisor Series Equity-Income Fund	292,761,215	12,254,293	25,660,103	2,914,995	291,309,308
Fidelity Advisor Series Growth & Income Fund	218,330,109	9,974,612	23,199,900	1,845,634	210,716,202
Fidelity Advisor Series Growth Opportunities Fund	140,332,644	518,903	1,284,971	-	144,319,504
Fidelity Advisor Series Opportunistic Insights Fund	127,758,835	5,080,374	9,366,264	-	131,738,956
Fidelity Advisor Series Small Cap Fund	77,658,110	4,423,911	6,934,450	-	75,274,628
Fidelity Advisor Series Stock Selector Large Cap Value Fund	187,724,084	9,599,705	16,823,806	-	191,153,537
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,060,855	4,876,900	794,717	25,524	9,134,047
Fidelity Institutional Money Market Portfolio Institutional Class	8,293,580	5,356,632	1,010,598	3,893	12,639,614
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 83,351,878	$ 3,057,575	$ 7,372,362	$ -	$ 85,245,152
Fidelity Series 1000 Value Index Fund	33,723,065	839,480	4,018,809	-	32,119,009
Fidelity Series All-Sector Equity Fund	199,748,704	5,153,748	18,948,912	-	196,712,451
Fidelity Series Commodity Strategy Fund	41,746,724	828,766	7,942,826	-	30,265,830
Fidelity Series Emerging Markets Debt Fund	21,609,039	988,127	1,544,071	604,222	21,148,833
Fidelity Series Emerging Markets Fund	152,092,142	26,469,270	7,016,460	-	176,725,492
Fidelity Series Floating Rate High Income Fund	29,402,899	1,074,088	14,239,674	572,523	15,978,892
Fidelity Series High Income Fund	205,989,836	9,387,484	58,898,299	5,047,710	150,213,192
Fidelity Series Inflation-Protected Bond Index Fund	16,291,016	821,306	1,342,420	14,087	15,891,127
Fidelity Series International Growth Fund	251,954,473	4,745,158	37,236,245	-	216,813,227
Fidelity Series International Small Cap Fund	56,606,327	2,586,708	6,986,949	-	49,543,702
Fidelity Series International Value Fund	249,705,079	4,856,464	19,903,022	-	229,073,304
Fidelity Series Investment Grade Bond Fund	555,010,492	64,109,460	35,879,101	7,516,900	587,654,610
Fidelity Series Real Estate Equity Fund	20,247,127	1,636,549	2,158,563	182,988	19,505,588
Fidelity Series Real Estate Income Fund	15,544,088	1,075,526	1,339,521	391,528	14,972,318
Fidelity Series Small Cap Opportunities Fund	97,715,981	11,164,706	7,535,432	106,526	91,054,723
Total	$ 3,249,834,074	$ 355,387,115	$ 490,268,204	$ 19,226,530	$ 3,160,948,270
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,786,014,978) - See accompanying schedule		$ 3,160,948,270
Cash		58,201
Receivable for investments sold		5,820,743
Receivable for fund shares sold		2,195,447
Receivable from affiliate for expense reductions		23
Total assets		3,169,022,684

Liabilities
Payable for investments purchased	$ 30,194
Payable for fund shares redeemed	8,048,863
Distribution and service plan fees payable	650,896
Total liabilities		8,729,953

Net Assets		$ 3,160,292,731
Net Assets consist of:
Paid in capital		$ 2,688,488,687
Undistributed net investment income		15,264,657
Accumulated undistributed net realized gain (loss) on investments		81,606,095
Net unrealized appreciation (depreciation) on investments		374,933,292
Net Assets		$ 3,160,292,731

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,854,147,832 ÷ 138,633,470 shares)		$ 13.37

Maximum offering price per share (100/94.25 of $13.37)		$ 14.19
Class T: Net Asset Value and redemption price per share ($388,626,226 ÷ 29,022,809 shares)		$ 13.39

Maximum offering price per share (100/96.50 of $13.39)		$ 13.88
Class B: Net Asset Value and offering price per share ($14,331,885 ÷ 1,078,317 shares)A		$ 13.29

Class C: Net Asset Value and offering price per share ($91,966,817 ÷ 6,965,290 shares)A		$ 13.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($811,219,971 ÷ 60,154,429 shares)		$ 13.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,226,530

Expenses
Distribution and service plan fees	$ 3,924,188
Independent trustees' compensation	7,153
Total expenses before reductions	3,931,341
Expense reductions	(7,153)	3,924,188
Net investment income (loss)		15,302,342
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	73,845,168
Capital gain distributions from underlying funds	11,493,089
Total net realized gain (loss)		85,338,257
Change in net unrealized appreciation (depreciation) on underlying funds		(27,849,896)
Net gain (loss)		57,488,361
Net increase (decrease) in net assets resulting from operations		$ 72,790,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,302,342	$ 38,908,952
Net realized gain (loss)	85,338,257	122,398,133
Change in net unrealized appreciation (depreciation)	(27,849,896)	179,518,027
Net increase (decrease) in net assets resulting from operations	72,790,703	340,825,112
Distributions to shareholders from net investment income	(5,370,663)	(37,620,928)
Distributions to shareholders from net realized gain	(53,350,663)	(153,387,663)
Total distributions	(58,721,326)	(191,008,591)
Share transactions - net increase (decrease)	(102,963,879)	184,975,743
Total increase (decrease) in net assets	(88,894,502)	334,792,264

Net Assets
Beginning of period	3,249,187,233	2,914,394,969
End of period (including undistributed net investment income of $15,264,657 and undistributed net investment income of $5,332,978, respectively)	$ 3,160,292,731	$ 3,249,187,233

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51
Income from Investment Operations
Net investment income (loss) E	.06	.16	.18	.18	.16	.18
Net realized and unrealized gain (loss)	.22	1.26	.88	(.01)	1.43	3.32
Total from investment operations	.28	1.42	1.06	.17	1.59	3.50
Distributions from net investment income	(.02)	(.16)	(.18)	(.17)	(.16)	(.17)
Distributions from net realized gain	(.22)	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.24)	(.81) J	(.25)	(.35)	(.26) I	(.25) H
Net asset value, end of period	$ 13.37	$ 13.33	$ 12.72	$ 11.91	$ 12.09	$ 10.76
Total ReturnB, C, D	2.17%	11.54%	9.00%	1.61%	14.97%	46.86%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.93% A	1.25%	1.54%	1.56%	1.42%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,854,148	$ 1,907,797	$ 1,806,028	$ 1,539,333	$ 1,290,255	$ 999,687
Portfolio turnover rate F	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

J Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.15	.13	.15
Net realized and unrealized gain (loss)	.23	1.26	.88	(.01)	1.43	3.34
Total from investment operations	.28	1.39	1.03	.14	1.56	3.49
Distributions from net investment income	(.01)	(.13)	(.15)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.22)	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.24) K	(.78) J	(.22)	(.32)	(.23) I	(.23) H
Net asset value, end of period	$ 13.39	$ 13.35	$ 12.74	$ 11.93	$ 12.11	$ 10.78
Total ReturnB, C, D	2.10%	11.27%	8.74%	1.33%	14.67%	46.60%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.68% A	1.00%	1.29%	1.31%	1.17%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,626	$ 387,919	$ 324,352	$ 257,594	$ 258,166	$ 230,003
Portfolio turnover rate F	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

J Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.222 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.09	.07	.10
Net realized and unrealized gain (loss)	.23	1.26	.88	(.01)	1.42	3.32
Total from investment operations	.24	1.32	.97	.08	1.49	3.42
Distributions from net investment income	-	(.06)	(.08)	(.08)	(.07)	(.10)
Distributions from net realized gain	(.22)	(.65)	(.07)	(.17)	(.11)	(.09)
Total distributions	(.22)	(.71)	(.15)	(.25)	(.18)	(.19) H
Net asset value, end of period	$ 13.29	$ 13.27	$ 12.66	$ 11.84	$ 12.01	$ 10.70
Total ReturnB, C, D	1.81%	10.71%	8.26%	.82%	14.02%	45.83%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18% A	.50%	.79%	.81%	.67%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,332	$ 17,698	$ 23,061	$ 29,202	$ 38,946	$ 38,816
Portfolio turnover rate F	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.09	.07	.10
Net realized and unrealized gain (loss)	.22	1.25	.87	(.01)	1.41	3.31
Total from investment operations	.23	1.31	.96	.08	1.48	3.41
Distributions from net investment income	-	(.07)	(.10)	(.09)	(.08)	(.11)
Distributions from net realized gain	(.22)	(.65)	(.07)	(.17)	(.11)	(.09)
Total distributions	(.22)	(.72)	(.16) J	(.26)	(.18) I	(.19) H
Net asset value, end of period	$ 13.20	$ 13.19	$ 12.60	$ 11.80	$ 11.98	$ 10.68
Total ReturnB, C, D	1.78%	10.71%	8.23%	.86%	14.01%	45.83%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18% A	.50%	.79%	.81%	.67%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,967	$ 89,402	$ 74,415	$ 66,126	$ 61,640	$ 52,756
Portfolio turnover rate F	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55
Income from Investment Operations
Net investment income (loss) D	.08	.19	.22	.21	.19	.20
Net realized and unrealized gain (loss)	.23	1.28	.88	(.02)	1.44	3.35
Total from investment operations	.31	1.47	1.10	.19	1.63	3.55
Distributions from net investment income	(.03)	(.19)	(.21)	(.20)	(.18)	(.19)
Distributions from net realized gain	(.22)	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.25)	(.85)	(.28)	(.37) I	(.29)	(.27) H
Net asset value, end of period	$ 13.49	$ 13.43	$ 12.81	$ 11.99	$ 12.17	$ 10.83
Total ReturnB, C	2.36%	11.81%	9.29%	1.84%	15.23%	47.31%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.18% A	1.50%	1.79%	1.81%	1.67%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,220	$ 846,372	$ 686,540	$ 470,704	$ 284,309	$ 140,948
Portfolio turnover rate E	22% A	41%	22%	14%	34%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.7	0.0
Fidelity Advisor Series Equity-Income Fund	11.0	10.9
Fidelity Advisor Series Growth & Income Fund	7.6	7.2
Fidelity Advisor Series Growth Opportunities Fund	5.3	5.0
Fidelity Advisor Series Opportunistic Insights Fund	5.1	4.9
Fidelity Advisor Series Small Cap Fund	2.9	2.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.3	7.2
Fidelity Series 100 Index Fund	3.3	3.0
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	7.4	7.1
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	5.6
	62.0	60.5
International Equity Funds
Fidelity Series Emerging Markets Fund	6.4	5.5
Fidelity Series International Growth Fund	8.4	9.1
Fidelity Series International Small Cap Fund	1.9	2.1
Fidelity Series International Value Fund	8.5	9.0
	25.2	25.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.8
Fidelity Series High Income Fund	4.7	6.6
Fidelity Series Inflation-Protected Bond Index Fund	0.1	0.1
Fidelity Series Investment Grade Bond Fund	6.3	5.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	12.8	13.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0*	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0
	0.0*	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	62.0%
International Equity Funds	25.2%
Bond Funds	12.8%
Short-Term Funds	0.0%*

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	25.7%
Bond Funds	13.8%

* Amount represents less than 0.1%
** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	17,253,781	$ 179,094,245
Fidelity Advisor Series Equity-Income Fund (c)	26,591,909	347,290,327
Fidelity Advisor Series Growth & Income Fund (c)	17,870,354	240,356,263
Fidelity Advisor Series Growth Opportunities Fund (c)	15,012,949	165,742,959
Fidelity Advisor Series Opportunistic Insights Fund (c)	10,714,840	159,865,418
Fidelity Advisor Series Small Cap Fund (c)	8,753,503	92,612,063
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	17,119,807	229,234,216
Fidelity Series 100 Index Fund (c)	7,975,301	104,476,449
Fidelity Series 1000 Value Index Fund (c)	3,400,303	38,083,395
Fidelity Series All-Sector Equity Fund (c)	15,532,935	231,440,731
Fidelity Series Commodity Strategy Fund (a)(c)	4,275,498	31,766,948
Fidelity Series Real Estate Equity Fund (c)	1,793,388	22,883,628
Fidelity Series Small Cap Opportunities Fund (c)	9,031,071	109,817,822
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,672,472,524)		1,952,664,464
International Equity Funds - 25.2%

Fidelity Series Emerging Markets Fund (c)	11,311,774	201,802,045
Fidelity Series International Growth Fund (c)	18,790,194	262,499,010
Fidelity Series International Small Cap Fund (c)	3,897,616	59,945,333
Fidelity Series International Value Fund (c)	24,740,013	268,429,140
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $676,344,186)		792,675,528
Bond Funds - 12.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,092,764	$ 21,429,904
Fidelity Series Floating Rate High Income Fund (c)	1,545,672	15,966,792
Fidelity Series High Income Fund (c)	14,349,358	146,650,442
Fidelity Series Inflation-Protected Bond Index Fund (c)	449,154	4,455,606
Fidelity Series Investment Grade Bond Fund (c)	17,600,336	199,763,812
Fidelity Series Real Estate Income Fund (c)	1,359,185	15,005,403
TOTAL BOND FUNDS (Cost $394,500,311)		403,271,959
Short-Term Funds - 0.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	8,490	79,384
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	97,640	97,640
TOTAL SHORT-TERM FUNDS (Cost $177,084)		177,024
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,743,494,105)		3,148,788,975
NET OTHER ASSETS (LIABILITIES) - 0.0%		(646,885)
NET ASSETS - 100%		$ 3,148,142,090
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 181,303,978	$ 8,946,936	$ -	$ 179,094,245
Fidelity Advisor Equity Growth Fund Institutional Class	180,591,438	945,880	184,565,529	-	-
Fidelity Advisor Series Equity-Income Fund	352,044,918	15,618,761	34,602,242	3,466,338	347,290,327
Fidelity Advisor Series Growth & Income Fund	232,896,023	21,542,081	19,878,347	1,971,096	240,356,263
Fidelity Advisor Series Growth Opportunities Fund	163,539,168	2,360	3,321,567	-	165,742,959
Fidelity Advisor Series Opportunistic Insights Fund	160,612,516	4,489,432	15,470,853	-	159,865,418
Fidelity Advisor Series Small Cap Fund	92,792,339	8,019,331	8,431,241	-	92,612,063
Fidelity Advisor Series Stock Selector Large Cap Value Fund	233,801,000	8,446,341	25,998,711	-	229,234,216
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	79,444	-	11	79,384
Fidelity Institutional Money Market Portfolio Institutional Class	-	97,640	-	-	97,640
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 97,248,296	$ 8,768,258	$ 8,839,304	$ -	$ 104,476,449
Fidelity Series 1000 Value Index Fund	39,339,638	1,076,817	4,207,142	-	38,083,395
Fidelity Series All-Sector Equity Fund	228,813,984	9,683,074	19,348,620	-	231,440,731
Fidelity Series Commodity Strategy Fund	38,561,460	843,151	3,169,860	-	31,766,948
Fidelity Series Emerging Markets Debt Fund	22,045,419	894,892	1,611,247	612,272	21,429,904
Fidelity Series Emerging Markets Fund	177,281,078	26,537,056	8,203,319	-	201,802,045
Fidelity Series Floating Rate High Income Fund	27,356,941	1,143,421	12,287,018	537,327	15,966,792
Fidelity Series High Income Fund	213,571,385	8,672,017	69,088,476	5,137,238	146,650,442
Fidelity Series Inflation-Protected Bond Index Fund	3,070,098	1,649,538	259,157	2,858	4,455,606
Fidelity Series International Growth Fund	296,012,399	5,171,647	35,420,434	-	262,499,010
Fidelity Series International Small Cap Fund	67,209,134	2,123,653	6,240,384	-	59,945,333
Fidelity Series International Value Fund	291,472,129	5,316,949	21,899,764	-	268,429,140
Fidelity Series Investment Grade Bond Fund	165,148,062	45,953,216	12,657,609	2,399,084	199,763,812
Fidelity Series Real Estate Equity Fund	21,919,897	3,812,949	2,476,141	205,324	22,883,628
Fidelity Series Real Estate Income Fund	15,456,345	1,085,431	1,226,607	389,106	15,005,403
Fidelity Series Small Cap Opportunities Fund	117,534,715	14,790,739	10,230,315	129,296	109,817,822
Total	$ 3,238,318,382	$ 378,068,056	$ 518,380,823	$ 14,849,950	$ 3,148,788,975
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,743,494,105) - See accompanying schedule		$ 3,148,788,975
Cash		4
Receivable for investments sold		5,420,383
Receivable for fund shares sold		2,513,284
Receivable from affiliate for expense reductions		50
Total assets		3,156,722,696

Liabilities
Payable for investments purchased	$ 37,970
Payable for fund shares redeemed	7,896,259
Distribution and service plan fees payable	646,377
Total liabilities		8,580,606

Net Assets		$ 3,148,142,090
Net Assets consist of:
Paid in capital		$ 2,642,348,364
Undistributed net investment income		10,954,006
Accumulated undistributed net realized gain (loss) on investments		89,544,850
Net unrealized appreciation (depreciation) on investments		405,294,870
Net Assets		$ 3,148,142,090

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,733,805,729 ÷ 121,434,847 shares)		$ 14.28

Maximum offering price per share (100/94.25 of $14.28)		$ 15.15
Class T: Net Asset Value and redemption price per share ($436,330,334 ÷ 30,678,733 shares)		$ 14.22

Maximum offering price per share (100/96.50 of $14.22)		$ 14.74
Class B: Net Asset Value and offering price per share ($17,457,052 ÷ 1,230,700 shares)A		$ 14.18

Class C: Net Asset Value and offering price per share ($89,242,497 ÷ 6,330,397 shares)A		$ 14.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($871,306,478 ÷ 60,671,514 shares)		$ 14.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,849,950

Expenses
Distribution and service plan fees	$ 3,889,539
Independent trustees' compensation	7,094
Total expenses before reductions	3,896,633
Expense reductions	(7,094)	3,889,539
Net investment income (loss)		10,960,411
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	80,015,941
Capital gain distributions from underlying funds	13,007,195
Total net realized gain (loss)		93,023,136
Change in net unrealized appreciation (depreciation) on underlying funds		(29,232,925)
Net gain (loss)		63,790,211
Net increase (decrease) in net assets resulting from operations		$ 74,750,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,960,411	$ 38,580,941
Net realized gain (loss)	93,023,136	116,146,729
Change in net unrealized appreciation (depreciation)	(29,232,925)	213,220,407
Net increase (decrease) in net assets resulting from operations	74,750,622	367,948,077
Distributions to shareholders from net investment income	(2,673,075)	(40,012,043)
Distributions to shareholders from net realized gain	(39,950,591)	(149,090,135)
Total distributions	(42,623,666)	(189,102,178)
Share transactions - net increase (decrease)	(121,654,882)	104,883,603
Total increase (decrease) in net assets	(89,527,926)	283,729,502

Net Assets
Beginning of period	3,237,670,016	2,953,940,514
End of period (including undistributed net investment income of $10,954,006 and undistributed net investment income of $2,666,670, respectively)	$ 3,148,142,090	$ 3,237,670,016

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69
Income from Investment Operations
Net investment income (loss) E	.05	.17	.20	.19	.16	.16
Net realized and unrealized gain (loss)	.27	1.47	.94	(.06)	1.54	3.68
Total from investment operations	.32	1.64	1.14	.13	1.70	3.84
Distributions from net investment income	(.01)	(.18)	(.20)	(.18)	(.16)	(.15)
Distributions from net realized gain	(.18)	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.19)	(.85)	(.26)	(.37)	(.27)	(.24) H
Net asset value, end of period	$ 14.28	$ 14.15	$ 13.36	$ 12.48	$ 12.72	$ 11.29
Total ReturnB, C, D	2.28%	12.60%	9.25%	1.25%	15.27%	50.17%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.67% A	1.24%	1.58%	1.57%	1.38%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,733,806	$ 1,777,132	$ 1,747,549	$ 1,506,827	$ 1,340,583	$ 1,030,972
Portfolio turnover rate F	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.10	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67
Income from Investment Operations
Net investment income (loss) E	.03	.14	.17	.16	.13	.14
Net realized and unrealized gain (loss)	.27	1.46	.94	(.06)	1.54	3.66
Total from investment operations	.30	1.60	1.11	.10	1.67	3.80
Distributions from net investment income	- H	(.15)	(.17)	(.15)	(.13)	(.13)
Distributions from net realized gain	(.18)	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.18)	(.82)	(.23)	(.34)	(.24)	(.22) I
Net asset value, end of period	$ 14.22	$ 14.10	$ 13.32	$ 12.44	$ 12.68	$ 11.25
Total ReturnB, C, D	2.15%	12.29%	9.02%	.98%	14.98%	49.72%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.42% A	.99%	1.33%	1.32%	1.12%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 436,330	$ 453,944	$ 387,102	$ 335,407	$ 348,443	$ 382,092
Portfolio turnover rate F	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.10	.10	.07	.09
Net realized and unrealized gain (loss)	.28	1.45	.94	(.06)	1.53	3.65
Total from investment operations	.27	1.52	1.04	.04	1.60	3.74
Distributions from net investment income	-	(.07)	(.10)	(.08)	(.07)	(.08)
Distributions from net realized gain	(.16)	(.66)	(.06)	(.18)	(.11)	(.09)
Total distributions	(.16)	(.74) I	(.16)	(.26)	(.18)	(.17) H
Net asset value, end of period	$ 14.18	$ 14.07	$ 13.29	$ 12.41	$ 12.63	$ 11.21
Total ReturnB, C, D	1.92%	11.69%	8.44%	.52%	14.38%	49.07%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)%A	.49%	.83%	.82%	.62%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,457	$ 21,330	$ 27,191	$ 34,324	$ 47,275	$ 51,360
Portfolio turnover rate F	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

I Total distributions of $.74 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.663 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.10	.10	.07	.09
Net realized and unrealized gain (loss)	.27	1.45	.93	(.05)	1.53	3.65
Total from investment operations	.26	1.52	1.03	.05	1.60	3.74
Distributions from net investment income	-	(.09)	(.11)	(.09)	(.08)	(.08)
Distributions from net realized gain	(.16)	(.66)	(.06)	(.18)	(.11)	(.09)
Total distributions	(.16)	(.75)	(.17)	(.28) I	(.19)	(.18) H
Net asset value, end of period	$ 14.10	$ 14.00	$ 13.23	$ 12.37	$ 12.60	$ 11.19
Total ReturnB, C, D	1.91%	11.77%	8.39%	.55%	14.38%	49.06%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.49%	.83%	.82%	.63%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,242	$ 87,867	$ 75,384	$ 66,418	$ 68,349	$ 63,700
Portfolio turnover rate F	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72
Income from Investment Operations
Net investment income (loss) D	.07	.20	.23	.22	.19	.19
Net realized and unrealized gain (loss)	.27	1.48	.94	(.05)	1.55	3.69
Total from investment operations	.34	1.68	1.17	.17	1.74	3.88
Distributions from net investment income	(.02)	(.21)	(.23)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.18)	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.20)	(.88)	(.29)	(.40)	(.30)	(.27) H
Net asset value, end of period	$ 14.36	$ 14.22	$ 13.42	$ 12.54	$ 12.77	$ 11.33
Total ReturnB, C	2.41%	12.89%	9.47%	1.57%	15.56%	50.42%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.92% A	1.49%	1.83%	1.82%	1.62%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 871,306	$ 897,398	$ 716,715	$ 505,761	$ 321,529	$ 178,232
Portfolio turnover rate E	23% A	53%	23%	16%	38%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.1	0.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.4
Fidelity Advisor Series Growth & Income Fund	8.1	7.6
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.3
Fidelity Advisor Series Opportunistic Insights Fund	5.4	4.8
Fidelity Advisor Series Small Cap Fund	3.1	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.5
Fidelity Series 100 Index Fund	3.5	3.1
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.9	7.8
Fidelity Series Commodity Strategy Fund	1.0	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	5.9
	65.9	63.2
International Equity Funds
Fidelity Series Emerging Markets Fund	6.7	5.7
Fidelity Series International Growth Fund	9.1	9.5
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	9.1	9.5
	26.9	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.7
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.5	10.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.9%
Bond Funds	6.5%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,754,983	$ 142,776,728
Fidelity Advisor Series Equity-Income Fund (c)	20,901,131	272,968,771
Fidelity Advisor Series Growth & Income Fund (c)	14,031,255	188,720,382
Fidelity Advisor Series Growth Opportunities Fund (c)	11,818,005	130,470,775
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,358,317	124,706,094
Fidelity Advisor Series Small Cap Fund (c)	6,834,915	72,313,404
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,426,552	179,781,536
Fidelity Series 100 Index Fund (c)	6,232,307	81,643,223
Fidelity Series 1000 Value Index Fund (c)	2,677,632	29,989,480
Fidelity Series All-Sector Equity Fund (c)	12,245,112	182,452,171
Fidelity Series Commodity Strategy Fund (a)(c)	3,026,385	22,486,041
Fidelity Series Real Estate Equity Fund (c)	1,403,634	17,910,374
Fidelity Series Small Cap Opportunities Fund (c)	7,095,490	86,281,161
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,306,400,130)		1,532,500,140
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (c)	8,661,946	154,529,119
Fidelity Series International Growth Fund (c)	15,185,384	212,139,814
Fidelity Series International Small Cap Fund (c)	3,040,406	46,761,446
Fidelity Series International Value Fund (c)	19,533,599	211,939,547
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $531,357,589)		625,369,926
Bond Funds - 6.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,519,426	$ 15,558,924
Fidelity Series Floating Rate High Income Fund (c)	1,142,990	11,807,083
Fidelity Series High Income Fund (c)	10,025,557	102,461,197
Fidelity Series Investment Grade Bond Fund (c)	1,043,923	11,848,531
Fidelity Series Real Estate Income Fund (c)	1,004,686	11,091,737
TOTAL BOND FUNDS (Cost $148,839,150)		152,767,472
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	420,087	3,927,812
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	11,663,973	11,663,973
TOTAL SHORT-TERM FUNDS (Cost $15,595,985)		15,591,785
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,002,192,854)		2,326,229,323
NET OTHER ASSETS (LIABILITIES) - 0.0%		(435,043)
NET ASSETS - 100%		$ 2,325,794,280
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 144,180,191	$ 6,790,514	$ -	$ 142,776,728
Fidelity Advisor Equity Growth Fund Institutional Class	141,294,616	1,887,474	145,619,277	-	-
Fidelity Advisor Series Equity-Income Fund	272,505,609	16,946,238	27,530,081	2,697,711	272,968,771
Fidelity Advisor Series Growth & Income Fund	182,126,478	17,842,467	15,796,088	1,545,052	188,720,382
Fidelity Advisor Series Growth Opportunities Fund	125,758,071	1,749,656	1,343,005	-	130,470,775
Fidelity Advisor Series Opportunistic Insights Fund	115,284,750	11,996,414	10,313,749	-	124,706,094
Fidelity Advisor Series Small Cap Fund	70,939,088	7,846,806	6,648,467	-	72,313,404
Fidelity Advisor Series Stock Selector Large Cap Value Fund	179,823,059	8,914,576	19,072,101	-	179,781,536
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	3,932,012	-	708	3,927,812
Fidelity Institutional Money Market Portfolio Institutional Class	-	11,663,973	-	214	11,663,973
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 75,235,973	$ 7,673,747	$ 6,979,225	$ -	$ 81,643,223
Fidelity Series 1000 Value Index Fund	30,432,611	1,213,358	3,117,450	-	29,989,480
Fidelity Series All-Sector Equity Fund	185,070,728	6,545,773	19,140,596	-	182,452,171
Fidelity Series Commodity Strategy Fund	22,856,693	4,260,357	1,583,532	-	22,486,041
Fidelity Series Emerging Markets Debt Fund	16,281,964	952,610	1,753,800	445,818	15,558,924
Fidelity Series Emerging Markets Fund	135,297,323	20,614,847	6,093,708	-	154,529,119
Fidelity Series Floating Rate High Income Fund	17,568,838	805,357	6,397,766	346,038	11,807,083
Fidelity Series High Income Fund	158,357,676	7,793,532	58,871,675	3,748,500	102,461,197
Fidelity Series International Growth Fund	227,481,559	6,564,150	19,153,018	-	212,139,814
Fidelity Series International Small Cap Fund	49,476,492	3,782,175	4,004,543	-	46,761,446
Fidelity Series International Value Fund	226,185,277	8,886,690	18,008,527	-	211,939,547
Fidelity Series Investment Grade Bond Fund	35,186,927	3,003,054	26,668,513	435,991	11,848,531
Fidelity Series Real Estate Equity Fund	18,628,918	1,806,077	2,321,481	168,739	17,910,374
Fidelity Series Real Estate Income Fund	11,401,057	1,101,829	1,181,556	285,153	11,091,737
Fidelity Series Small Cap Opportunities Fund	89,345,729	14,530,832	8,064,967	101,697	86,281,161
Total	$ 2,386,539,436	$ 316,494,195	$ 416,453,639	$ 9,775,621	$ 2,326,229,323
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,002,192,854) - See accompanying schedule		$ 2,326,229,323
Cash		8
Receivable for investments sold		4,923,213
Receivable for fund shares sold		2,105,149
Receivable from affiliate for expense reductions		77
Total assets		2,333,257,770

Liabilities
Payable for investments purchased	$ 30,086
Payable for fund shares redeemed	6,976,013
Distribution and service plan fees payable	457,391
Total liabilities		7,463,490

Net Assets		$ 2,325,794,280
Net Assets consist of:
Paid in capital		$ 1,923,905,476
Undistributed net investment income		7,006,097
Accumulated undistributed net realized gain (loss) on investments		70,846,238
Net unrealized appreciation (depreciation) on investments		324,036,469
Net Assets		$ 2,325,794,280

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,307,037,254 ÷ 95,774,451 shares)		$ 13.65

Maximum offering price per share (100/94.25 of $13.65)		$ 14.48
Class T: Net Asset Value and redemption price per share ($283,738,563 ÷ 20,922,208 shares)		$ 13.56

Maximum offering price per share (100/96.50 of $13.56)		$ 14.05
Class B: Net Asset Value and offering price per share ($11,825,083 ÷ 879,365 shares)A		$ 13.45

Class C: Net Asset Value and offering price per share ($54,303,913 ÷ 4,052,040 shares)A		$ 13.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($668,889,467 ÷ 48,710,363 shares)		$ 13.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,775,621

Expenses
Distribution and service plan fees	$ 2,734,021
Independent trustees' compensation	5,240
Total expenses before reductions	2,739,261
Expense reductions	(5,240)	2,734,021
Net investment income (loss)		7,041,600
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	63,433,925
Capital gain distributions from underlying funds	10,154,954
Total net realized gain (loss)		73,588,879
Change in net unrealized appreciation (depreciation) on underlying funds		(23,784,597)
Net gain (loss)		49,804,282
Net increase (decrease) in net assets resulting from operations		$ 56,845,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,041,600	$ 25,780,841
Net realized gain (loss)	73,588,879	91,896,523
Change in net unrealized appreciation (depreciation)	(23,784,597)	181,369,240
Net increase (decrease) in net assets resulting from operations	56,845,882	299,046,604
Distributions to shareholders from net investment income	(1,579,211)	(26,415,277)
Distributions to shareholders from net realized gain	(34,378,954)	(132,187,659)
Total distributions	(35,958,165)	(158,602,936)
Share transactions - net increase (decrease)	(81,182,121)	161,766,995
Total increase (decrease) in net assets	(60,294,404)	302,210,663

Net Assets
Beginning of period	2,386,088,684	2,083,878,021
End of period (including undistributed net investment income of $7,006,097 and undistributed net investment income of $1,543,708, respectively)	$ 2,325,794,280	$ 2,386,088,684

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18
Income from Investment Operations
Net investment income (loss) E	.04	.15	.18	.16	.14	.14
Net realized and unrealized gain (loss)	.28	1.59	.97	(.13)	1.56	3.55
Total from investment operations	.32	1.74	1.15	.03	1.70	3.69
Distributions from net investment income	(.01)	(.15)	(.18)	(.15)	(.13)	(.14)
Distributions from net realized gain	(.20)	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.21)	(.94)	(.21) H	(.34)	(.24)	(.22)
Net asset value, end of period	$ 13.65	$ 13.54	$ 12.74	$ 11.80	$ 12.11	$ 10.65
Total ReturnB, C, D	2.38%	14.15%	9.89%	.47%	16.13%	51.59%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.57% A	1.13%	1.54%	1.39%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,037	$ 1,348,500	$ 1,258,797	$ 1,057,102	$ 906,896	$ 669,450
Portfolio turnover rate F	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15
Income from Investment Operations
Net investment income (loss) E	.02	.11	.15	.13	.11	.12
Net realized and unrealized gain (loss)	.28	1.58	.97	(.13)	1.55	3.53
Total from investment operations	.30	1.69	1.12	-	1.66	3.65
Distributions from net investment income	-	(.12)	(.15)	(.12)	(.11)	(.12)
Distributions from net realized gain	(.20)	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.20)	(.91)	(.18) I	(.31)	(.21) H	(.20)
Net asset value, end of period	$ 13.56	$ 13.46	$ 12.68	$ 11.74	$ 12.05	$ 10.60
Total ReturnB, C, D	2.25%	13.81%	9.69%	.19%	15.84%	51.17%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.32% A	.88%	1.29%	1.14%	1.01%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,739	$ 276,113	$ 216,701	$ 166,843	$ 169,442	$ 143,106
Portfolio turnover rate F	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.09	.07	.05	.07
Net realized and unrealized gain (loss)	.27	1.57	.95	(.12)	1.55	3.50
Total from investment operations	.26	1.62	1.04	(.05)	1.60	3.57
Distributions from net investment income	-	(.06)	(.09)	(.07)	(.06)	(.07)
Distributions from net realized gain	(.18)	(.78)	(.04)	(.17)	(.10)	(.08)
Total distributions	(.18)	(.84)	(.12) H	(.24)	(.16)	(.15)
Net asset value, end of period	$ 13.45	$ 13.37	$ 12.59	$ 11.67	$ 11.96	$ 10.52
Total ReturnB, C, D	2.00%	13.32%	9.02%	(.23)%	15.28%	50.43%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)% A	.38%	.79%	.64%	.51%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,825	$ 14,454	$ 17,884	$ 22,013	$ 28,360	$ 27,408
Portfolio turnover rate F	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.09	.07	.06	.07
Net realized and unrealized gain (loss)	.27	1.56	.95	(.13)	1.54	3.50
Total from investment operations	.26	1.61	1.04	(.06)	1.60	3.57
Distributions from net investment income	-	(.07)	(.10)	(.08)	(.06)	(.08)
Distributions from net realized gain	(.18)	(.78)	(.04)	(.18)	(.10)	(.08)
Total distributions	(.18)	(.85)	(.13) I	(.25) H	(.16)	(.16)
Net asset value, end of period	$ 13.40	$ 13.32	$ 12.56	$ 11.65	$ 11.96	$ 10.52
Total ReturnB, C, D	2.01%	13.27%	9.04%	(.29)%	15.33%	50.28%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)%A	.38%	.79%	.64%	.51%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,304	$ 51,931	$ 43,447	$ 38,614	$ 36,389	$ 30,994
Portfolio turnover rate F	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21
Income from Investment Operations
Net investment income (loss) D	.06	.18	.21	.19	.17	.17
Net realized and unrealized gain (loss)	.28	1.60	.97	(.14)	1.57	3.55
Total from investment operations	.34	1.78	1.18	.05	1.74	3.72
Distributions from net investment income	(.02)	(.18)	(.20)	(.17)	(.16)	(.16)
Distributions from net realized gain	(.20)	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.22)	(.97)	(.24)	(.36)	(.26) H	(.24)
Net asset value, end of period	$ 13.73	$ 13.61	$ 12.80	$ 11.86	$ 12.17	$ 10.69
Total ReturnB, C	2.50%	14.44%	10.10%	.71%	16.51%	51.81%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82%A	1.38%	1.79%	1.64%	1.51%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 668,889	$ 695,092	$ 547,049	$ 360,580	$ 218,092	$ 97,629
Portfolio turnover rate E	27% A	48%	25%	13%	30%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.2	0.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.4
Fidelity Advisor Series Growth & Income Fund	8.1	7.8
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.3
Fidelity Advisor Series Opportunistic Insights Fund	5.4	4.6
Fidelity Advisor Series Small Cap Fund	3.1	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.5
Fidelity Series 100 Index Fund	3.5	3.1
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	1.0	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	6.1
	65.9	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.7
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	9.1	9.5
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.7
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,482,084	$ 139,944,036
Fidelity Advisor Series Equity-Income Fund (c)	20,135,081	262,964,160
Fidelity Advisor Series Growth & Income Fund (c)	13,519,358	181,835,370
Fidelity Advisor Series Growth Opportunities Fund (c)	11,319,085	124,962,696
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,040,812	119,968,919
Fidelity Advisor Series Small Cap Fund (c)	6,565,588	69,463,920
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,926,391	173,084,370
Fidelity Series 100 Index Fund (c)	5,987,759	78,439,643
Fidelity Series 1000 Value Index Fund (c)	2,575,294	28,843,288
Fidelity Series All-Sector Equity Fund (c)	11,780,246	175,525,670
Fidelity Series Commodity Strategy Fund (a)(c)	2,915,792	21,664,336
Fidelity Series Real Estate Equity Fund (c)	1,353,642	17,272,474
Fidelity Series Small Cap Opportunities Fund (c)	6,786,917	82,528,911
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,264,719,869)		1,476,497,793
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	8,287,831	147,854,908
Fidelity Series International Growth Fund (c)	14,626,833	204,336,854
Fidelity Series International Small Cap Fund (c)	2,926,888	45,015,543
Fidelity Series International Value Fund (c)	18,828,773	204,292,187
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $507,092,508)		601,499,492
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,462,134	$ 14,972,255
Fidelity Series Floating Rate High Income Fund (c)	1,100,803	11,371,300
Fidelity Series High Income Fund (c)	9,719,641	99,334,728
Fidelity Series Investment Grade Bond Fund (c)	1,005,378	11,411,044
Fidelity Series Real Estate Income Fund (c)	967,673	10,683,104
TOTAL BOND FUNDS (Cost $144,621,744)		147,772,431
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	393,595	3,680,117
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	11,089,729	11,089,729
TOTAL SHORT-TERM FUNDS (Cost $14,773,781)		14,769,846
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,931,207,902)		2,240,539,562
NET OTHER ASSETS (LIABILITIES) - 0.0%		(467,375)
NET ASSETS - 100%		$ 2,240,072,187
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 140,664,296	$ 5,950,319	$ -	$ 139,944,036
Fidelity Advisor Equity Growth Fund Institutional Class	138,961,629	1,534,552	142,892,364	-	-
Fidelity Advisor Series Equity-Income Fund	261,630,767	13,238,715	22,531,622	2,590,426	262,964,160
Fidelity Advisor Series Growth & Income Fund	178,845,619	12,311,797	13,796,567	1,500,090	181,835,370
Fidelity Advisor Series Growth Opportunities Fund	121,857,798	303,361	1,321,132	-	124,962,696
Fidelity Advisor Series Opportunistic Insights Fund	105,843,986	15,495,313	8,612,781	-	119,968,919
Fidelity Advisor Series Small Cap Fund	67,823,649	7,246,154	5,741,081	-	69,463,920
Fidelity Advisor Series Stock Selector Large Cap Value Fund	172,735,870	6,529,378	15,891,582	-	173,084,370
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	3,684,052	-	663	3,680,117
Fidelity Institutional Money Market Portfolio Institutional Class	-	11,089,729	-	204	11,089,729
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 71,810,712	$ 7,225,725	$ 6,016,666	$ -	$ 78,439,643
Fidelity Series 1000 Value Index Fund	28,965,437	997,838	2,499,630	-	28,843,288
Fidelity Series All-Sector Equity Fund	176,328,497	5,987,088	16,273,612	-	175,525,670
Fidelity Series Commodity Strategy Fund	21,731,866	4,131,278	1,286,017	-	21,664,336
Fidelity Series Emerging Markets Debt Fund	15,630,303	852,579	1,584,991	427,033	14,972,255
Fidelity Series Emerging Markets Fund	129,991,691	19,062,914	5,747,509	-	147,854,908
Fidelity Series Floating Rate High Income Fund	15,306,495	652,686	4,431,222	303,758	11,371,300
Fidelity Series High Income Fund	152,152,524	6,814,031	55,024,739	3,590,443	99,334,728
Fidelity Series International Growth Fund	216,516,370	7,176,212	16,686,004	-	204,336,854
Fidelity Series International Small Cap Fund	48,849,717	2,111,524	3,571,061	-	45,015,543
Fidelity Series International Value Fund	217,831,731	7,267,658	15,890,967	-	204,292,187
Fidelity Series Investment Grade Bond Fund	35,619,081	2,916,277	27,466,246	412,914	11,411,044
Fidelity Series Real Estate Equity Fund	17,742,353	1,601,366	1,870,990	161,005	17,272,474
Fidelity Series Real Estate Income Fund	10,957,496	1,053,639	1,109,396	272,411	10,683,104
Fidelity Series Small Cap Opportunities Fund	85,786,605	12,869,026	6,992,006	96,860	82,528,911
Total	$ 2,292,920,196	$ 292,817,188	$ 383,188,504	$ 9,355,807	$ 2,240,539,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,931,207,902) - See accompanying schedule		$ 2,240,539,562
Cash		7
Receivable for investments sold		2,747,368
Receivable for fund shares sold		2,169,416
Receivable from affiliate for expense reductions		25
Total assets		2,245,456,378

Liabilities
Payable for investments purchased	$ 89,286
Payable for fund shares redeemed	4,828,881
Distribution and service plan fees payable	466,024
Total liabilities		5,384,191

Net Assets		$ 2,240,072,187
Net Assets consist of:
Paid in capital		$ 1,858,562,606
Undistributed net investment income		6,585,666
Accumulated undistributed net realized gain (loss) on investments		65,592,255
Net unrealized appreciation (depreciation) on investments		309,331,660
Net Assets		$ 2,240,072,187

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,187,643,051 ÷ 81,161,830 shares)		$ 14.63

Maximum offering price per share (100/94.25 of $14.63)		$ 15.52
Class T: Net Asset Value and redemption price per share ($322,769,800 ÷ 22,130,782 shares)		$ 14.58

Maximum offering price per share (100/96.50 of $14.58)		$ 15.11
Class B: Net Asset Value and offering price per share ($14,808,963 ÷ 1,024,414 shares)A		$ 14.46

Class C: Net Asset Value and offering price per share ($75,049,076 ÷ 5,216,269 shares)A		$ 14.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($639,801,297 ÷ 43,466,600 shares)		$ 14.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,355,807

Expenses
Distribution and service plan fees	$ 2,799,785
Independent trustees' compensation	5,019
Total expenses before reductions	2,804,804
Expense reductions	(5,019)	2,799,785
Net investment income (loss)		6,556,022
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	58,610,652
Capital gain distributions from underlying funds	9,689,815
Total net realized gain (loss)		68,300,467
Change in net unrealized appreciation (depreciation) on underlying funds		(20,619,979)
Net gain (loss)		47,680,488
Net increase (decrease) in net assets resulting from operations		$ 54,236,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,556,022	$ 23,939,321
Net realized gain (loss)	68,300,467	86,510,906
Change in net unrealized appreciation (depreciation)	(20,619,979)	183,007,985
Net increase (decrease) in net assets resulting from operations	54,236,510	293,458,212
Distributions to shareholders from net investment income	(1,276,967)	(24,578,250)
Distributions to shareholders from net realized gain	(32,494,444)	(126,026,952)
Total distributions	(33,771,411)	(150,605,202)
Share transactions - net increase (decrease)	(72,848,513)	131,257,777
Total increase (decrease) in net assets	(52,383,414)	274,110,787

Net Assets
Beginning of period	2,292,455,601	2,018,344,814
End of period (including undistributed net investment income of $6,585,666 and undistributed net investment income of $1,306,611, respectively)	$ 2,240,072,187	$ 2,292,455,601

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59
Income from Investment Operations
Net investment income (loss) E	.04	.15	.19	.17	.15	.15
Net realized and unrealized gain (loss)	.30	1.74	1.05	(.15)	1.69	3.87
Total from investment operations	.34	1.89	1.24	.02	1.84	4.02
Distributions from net investment income	(.01)	(.16)	(.19)	(.16)	(.15)	(.15)
Distributions from net realized gain	(.21)	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.22)	(.99)	(.23)	(.37)	(.26)	(.24)
Net asset value, end of period	$ 14.63	$ 14.51	$ 13.61	$ 12.60	$ 12.95	$ 11.37
Total ReturnB, C, D	2.36%	14.37%	9.94%	.38%	16.38%	53.15%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.57% A	1.10%	1.53%	1.38%	1.25%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,187,643	$ 1,195,641	$ 1,133,722	$ 967,348	$ 865,008	$ 670,673
Portfolio turnover rate F	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57
Income from Investment Operations
Net investment income (loss) E	.02	.12	.16	.14	.12	.13
Net realized and unrealized gain (loss)	.30	1.73	1.04	(.16)	1.68	3.86
Total from investment operations	.32	1.85	1.20	(.02)	1.80	3.99
Distributions from net investment income	-	(.13)	(.16)	(.13)	(.11)	(.13)
Distributions from net realized gain	(.21)	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.21)	(.96)	(.19) I	(.33) H	(.22)	(.22)
Net asset value, end of period	$ 14.58	$ 14.47	$ 13.58	$ 12.57	$ 12.92	$ 11.34
Total ReturnB, C, D	2.24%	14.06%	9.69%	.12%	16.06%	52.83%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.32%A	.85%	1.28%	1.13%	1.00%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,770	$ 341,608	$ 288,886	$ 262,944	$ 276,335	$ 300,594
Portfolio turnover rate F	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.10	.08	.06	.08
Net realized and unrealized gain (loss)	.30	1.71	1.03	(.15)	1.66	3.83
Total from investment operations	.29	1.76	1.13	(.07)	1.72	3.91
Distributions from net investment income	-	(.06)	(.09)	(.07)	(.06)	(.08)
Distributions from net realized gain	(.19)	(.82)	(.04)	(.20)	(.10)	(.09)
Total distributions	(.19)	(.88)	(.13)	(.27)	(.16)	(.17)
Net asset value, end of period	$ 14.46	$ 14.36	$ 13.48	$ 12.48	$ 12.82	$ 11.26
Total ReturnB, C, D	2.03%	13.49%	9.14%	(.36)%	15.43%	52.08%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)% A	.35%	.78%	.63%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,809	$ 18,270	$ 24,481	$ 31,574	$ 41,935	$ 43,773
Portfolio turnover rate F	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.10	.08	.06	.08
Net realized and unrealized gain (loss)	.29	1.71	1.02	(.15)	1.66	3.83
Total from investment operations	.28	1.76	1.12	(.07)	1.72	3.91
Distributions from net investment income	-	(.07)	(.11)	(.08)	(.07)	(.08)
Distributions from net realized gain	(.19)	(.82)	(.04)	(.20)	(.10)	(.09)
Total distributions	(.19)	(.89)	(.14) H	(.28)	(.17)	(.17)
Net asset value, end of period	$ 14.39	$ 14.30	$ 13.43	$ 12.45	$ 12.80	$ 11.25
Total ReturnB, C, D	2.00%	13.57%	9.09%	(.35)%	15.39%	52.18%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)% A	.35%	.78%	.63%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,049	$ 72,247	$ 62,893	$ 56,910	$ 58,416	$ 53,334
Portfolio turnover rate F	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62
Income from Investment Operations
Net investment income (loss) D	.06	.19	.23	.20	.18	.18
Net realized and unrealized gain (loss)	.30	1.75	1.05	(.16)	1.69	3.88
Total from investment operations	.36	1.94	1.28	.04	1.87	4.06
Distributions from net investment income	(.02)	(.19)	(.22)	(.19)	(.18)	(.17)
Distributions from net realized gain	(.21)	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.23)	(1.02)	(.26)	(.39) H	(.29)	(.26)
Net asset value, end of period	$ 14.72	$ 14.59	$ 13.67	$ 12.65	$ 13.00	$ 11.42
Total ReturnB, C	2.48%	14.73%	10.24%	.61%	16.57%	53.53%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82%A	1.35%	1.78%	1.63%	1.50%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,801	$ 664,689	$ 508,363	$ 352,751	$ 229,228	$ 126,440
Portfolio turnover rate E	26% A	47%	26%	14%	38%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	0.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.1
Fidelity Advisor Series Growth & Income Fund	8.3	8.4
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.4
Fidelity Advisor Series Opportunistic Insights Fund	5.3	4.5
Fidelity Advisor Series Small Cap Fund	3.0	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.5
Fidelity Series 100 Index Fund	3.4	3.1
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.4
Fidelity Series Commodity Strategy Fund	1.0	0.9
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	6.1
	65.9	63.2
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.7
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Small Cap Fund	2.0	2.2
Fidelity Series International Value Fund	9.1	9.5
	26.8	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.3
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity related investments.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,994,204	$ 72,599,836
Fidelity Advisor Series Equity-Income Fund (c)	10,218,605	133,454,976
Fidelity Advisor Series Growth & Income Fund (c)	7,049,083	94,810,170
Fidelity Advisor Series Growth Opportunities Fund (c)	5,769,437	63,694,580
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,072,630	60,763,638
Fidelity Advisor Series Small Cap Fund (c)	3,288,674	34,794,173
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,544,659	87,632,985
Fidelity Series 100 Index Fund (c)	3,003,735	39,348,926
Fidelity Series 1000 Value Index Fund (c)	1,316,501	14,744,809
Fidelity Series All-Sector Equity Fund (c)	5,998,586	89,378,931
Fidelity Series Commodity Strategy Fund (a)(c)	1,486,287	11,043,116
Fidelity Series Real Estate Equity Fund (c)	695,231	8,871,142
Fidelity Series Small Cap Opportunities Fund (c)	3,410,217	41,468,234
TOTAL DOMESTIC EQUITY FUNDS (Cost $644,385,900)		752,605,516
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	4,213,798	75,174,163
Fidelity Series International Growth Fund (c)	7,432,099	103,826,426
Fidelity Series International Small Cap Fund (c)	1,492,644	22,956,862
Fidelity Series International Value Fund (c)	9,570,055	103,835,099
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $262,542,768)		305,792,550
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	738,756	$ 7,564,857
Fidelity Series Floating Rate High Income Fund (c)	560,638	5,791,386
Fidelity Series High Income Fund (c)	4,934,326	50,428,814
Fidelity Series Investment Grade Bond Fund (c)	512,634	5,818,395
Fidelity Series Real Estate Income Fund (c)	493,197	5,444,896
TOTAL BOND FUNDS (Cost $73,033,931)		75,048,348
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	260,601	2,436,623
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	6,213,596	6,213,596
TOTAL SHORT-TERM FUNDS (Cost $8,652,824)		8,650,219
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $988,615,423)		1,142,096,633
NET OTHER ASSETS (LIABILITIES) - 0.0%		(208,569)
NET ASSETS - 100%		$ 1,141,888,064
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 72,356,265	$ 2,417,862	$ -	$ 72,599,836
Fidelity Advisor Equity Growth Fund Institutional Class	70,088,664	1,541,143	72,839,951	-	-
Fidelity Advisor Series Equity-Income Fund	126,915,534	12,277,486	10,874,495	1,259,422	133,454,976
Fidelity Advisor Series Growth & Income Fund	95,794,060	6,679,553	10,042,457	801,415	94,810,170
Fidelity Advisor Series Growth Opportunities Fund	61,851,647	1,378,558	1,568,700	-	63,694,580
Fidelity Advisor Series Opportunistic Insights Fund	51,228,659	10,709,635	4,775,934	-	60,763,638
Fidelity Advisor Series Small Cap Fund	34,292,434	3,568,418	3,120,945	-	34,794,173
Fidelity Advisor Series Stock Selector Large Cap Value Fund	85,373,705	6,496,152	8,975,364	-	87,632,985
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	2,439,228	-	439	2,436,623
Fidelity Institutional Money Market Portfolio Institutional Class	-	6,213,596	-	114	6,213,596
Fidelity Series 100 Index Fund	35,825,775	4,065,058	3,245,675	-	39,348,926
Fidelity Series 1000 Value Index Fund	14,436,807	999,129	1,374,468	-	14,744,809
Fidelity Series All-Sector Equity Fund	84,120,484	8,055,740	7,374,394	-	89,378,931
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 10,671,834	$ 2,486,174	$ 634,805	$ -	$ 11,043,116
Fidelity Series Emerging Markets Debt Fund	7,793,362	588,335	849,549	213,847	7,564,857
Fidelity Series Emerging Markets Fund	64,558,566	11,515,067	3,104,263	-	75,174,163
Fidelity Series Floating Rate High Income Fund	3,963,047	3,518,288	1,624,736	93,022	5,791,386
Fidelity Series High Income Fund	75,794,389	4,768,185	27,808,067	1,792,288	50,428,814
Fidelity Series International Growth Fund	107,806,317	6,294,092	8,865,657	-	103,826,426
Fidelity Series International Small Cap Fund	24,563,196	1,499,188	1,898,271	-	22,956,862
Fidelity Series International Value Fund	108,651,909	6,147,567	8,400,960	-	103,835,099
Fidelity Series Investment Grade Bond Fund	21,365,314	2,291,275	18,054,948	246,576	5,818,395
Fidelity Series Real Estate Equity Fund	9,386,219	1,192,477	1,615,844	83,528	8,871,142
Fidelity Series Real Estate Income Fund	5,456,690	634,992	532,609	137,733	5,444,896
Fidelity Series Small Cap Opportunities Fund	42,410,988	7,408,325	3,785,644	48,604	41,468,234
Total	$ 1,142,349,600	$ 185,123,926	$ 203,785,598	$ 4,676,988	$ 1,142,096,633
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $988,615,423) - See accompanying schedule		$ 1,142,096,633
Cash		4
Receivable for investments sold		1,239,278
Receivable for fund shares sold		1,578,770
Receivable from affiliate for expense reductions		34
Total assets		1,144,914,719

Liabilities
Payable for investments purchased	$ 41,916
Payable for fund shares redeemed	2,776,788
Distribution and service plan fees payable	207,951
Total liabilities		3,026,655

Net Assets		$ 1,141,888,064
Net Assets consist of:
Paid in capital		$ 952,463,495
Undistributed net investment income		3,483,811
Accumulated undistributed net realized gain (loss) on investments		32,459,548
Net unrealized appreciation (depreciation) on investments		153,481,210
Net Assets		$ 1,141,888,064

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($612,485,271 ÷ 54,474,552 shares)		$ 11.24

Maximum offering price per share (100/94.25 of $11.24)		$ 11.93
Class T: Net Asset Value and redemption price per share ($137,129,173 ÷ 12,263,067 shares)		$ 11.18

Maximum offering price per share (100/96.50 of $11.18)		$ 11.59
Class B: Net Asset Value and offering price per share ($3,103,394 ÷ 278,505 shares)A		$ 11.14

Class C: Net Asset Value and offering price per share ($20,566,432 ÷ 1,854,086 shares)A		$ 11.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,603,794 ÷ 32,604,187 shares)		$ 11.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,676,988

Expenses
Distribution and service plan fees	$ 1,226,316
Independent trustees' compensation	2,506
Total expenses before reductions	1,228,822
Expense reductions	(2,578)	1,226,244
Net investment income (loss)		3,450,744
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,259,434
Capital gain distributions from underlying funds	4,963,994
Total net realized gain (loss)		34,223,428
Change in net unrealized appreciation (depreciation) on underlying funds		(10,850,735)
Net gain (loss)		23,372,693
Net increase (decrease) in net assets resulting from operations		$ 26,823,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,450,744	$ 11,877,674
Net realized gain (loss)	34,223,428	63,426,028
Change in net unrealized appreciation (depreciation)	(10,850,735)	67,677,843
Net increase (decrease) in net assets resulting from operations	26,823,437	142,981,545
Distributions to shareholders from net investment income	(732,721)	(12,078,309)
Distributions to shareholders from net realized gain	(31,817,616)	(50,000,600)
Total distributions	(32,550,337)	(62,078,909)
Share transactions - net increase (decrease)	5,463,341	154,026,864
Total increase (decrease) in net assets	(263,559)	234,929,500

Net Assets
Beginning of period	1,142,151,623	907,222,123
End of period (including undistributed net investment income of $3,483,811 and undistributed net investment income of $765,788, respectively)	$ 1,141,888,064	$ 1,142,151,623

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86
Income from Investment Operations
Net investment income (loss) E	.03	.12	.16	.13	.12	.12
Net realized and unrealized gain (loss)	.23	1.39	.81	(.14)	1.33	3.02
Total from investment operations	.26	1.51	.97	(.01)	1.45	3.14
Distributions from net investment income	(.01)	(.12)	(.15)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.32)	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.33)	(.66)	(.30)	(.28)	(.19)	(.18)
Net asset value, end of period	$ 11.24	$ 11.31	$ 10.46	$ 9.79	$ 10.08	$ 8.82
Total ReturnB, C, D	2.37%	14.74%	10.21%	.12%	16.67%	53.81%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.57%A	1.12%	1.59%	1.41%	1.35%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,485	$ 612,735	$ 527,525	$ 403,850	$ 320,731	$ 205,405
Portfolio turnover rate F	32% A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84
Income from Investment Operations
Net investment income (loss) E	.02	.09	.13	.11	.10	.10
Net realized and unrealized gain (loss)	.22	1.39	.82	(.15)	1.32	3.02
Total from investment operations	.24	1.48	.95	(.04)	1.42	3.12
Distributions from net investment income	-	(.10)	(.12)	(.10)	(.09)	(.10)
Distributions from net realized gain	(.32)	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.32)	(.64)	(.28) I	(.25) H	(.17)	(.17)
Net asset value, end of period	$ 11.18	$ 11.26	$ 10.42	$ 9.75	$ 10.04	$ 8.79
Total ReturnB, C, D	2.23%	14.45%	10.02%	(.15)%	16.36%	53.52%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.32%A	.87%	1.34%	1.16%	1.10%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,129	$ 128,619	$ 92,998	$ 62,438	$ 60,268	$ 43,326
Portfolio turnover rate F	32% A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.06	.05	.06
Net realized and unrealized gain (loss)	.23	1.38	.81	(.14)	1.32	3.01
Total from investment operations	.22	1.42	.89	(.08)	1.37	3.07
Distributions from net investment income	-	(.05)	(.08)	(.05)	(.05)	(.06)
Distributions from net realized gain	(.31)	(.53)	(.15)	(.15)	(.08)	(.07)
Total distributions	(.31)	(.58)	(.23)	(.20)	(.13)	(.13)
Net asset value, end of period	$ 11.14	$ 11.23	$ 10.39	$ 9.73	$ 10.01	$ 8.77
Total ReturnB, C, D	2.00%	13.93%	9.40%	(.62)%	15.71%	52.74%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)%A	.37%	.84%	.66%	.60%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,103	$ 3,565	$ 3,651	$ 3,786	$ 4,612	$ 4,089
Portfolio turnover rate F	32%A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.06	.05	.06
Net realized and unrealized gain (loss)	.22	1.38	.81	(.14)	1.32	3.01
Total from investment operations	.21	1.42	.89	(.08)	1.37	3.07
Distributions from net investment income	-	(.06)	(.09)	(.06)	(.06)	(.06)
Distributions from net realized gain	(.31)	(.53)	(.15)	(.15)	(.08)	(.07)
Total distributions	(.31)	(.59)	(.24)	(.21)	(.13) I	(.13)
Net asset value, end of period	$ 11.09	$ 11.19	$ 10.36	$ 9.71	$ 10.00	$ 8.76
Total ReturnB, C, D	1.94%	13.95%	9.42%	(.62)%	15.80%	52.90%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.18)%A	.37%	.84%	.66%	.60%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,566	$ 18,457	$ 13,415	$ 9,926	$ 8,753	$ 6,199
Portfolio turnover rate F	32% A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87
Income from Investment Operations
Net investment income (loss) D	.05	.15	.18	.16	.15	.14
Net realized and unrealized gain (loss)	.23	1.41	.81	(.14)	1.32	3.04
Total from investment operations	.28	1.56	.99	.02	1.47	3.18
Distributions from net investment income	(.01)	(.15)	(.17)	(.14)	(.13)	(.13)
Distributions from net realized gain	(.32)	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.34) G	(.69)	(.32)	(.30)	(.21)	(.20)
Net asset value, end of period	$ 11.31	$ 11.37	$ 10.50	$ 9.83	$ 10.11	$ 8.85
Total ReturnB, C	2.51%	15.14%	10.43%	.45%	16.86%	54.35%
Ratios to Average Net Assets E, F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82%A	1.37%	1.84%	1.66%	1.60%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,604	$ 378,776	$ 269,633	$ 162,772	$ 83,240	$ 32,842
Portfolio turnover rate E	32% A	46%	25%	11%	32%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.34 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.324 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	0.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.1
Fidelity Advisor Series Growth & Income Fund	8.3	8.4
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.4
Fidelity Advisor Series Opportunistic Insights Fund	5.3	4.5
Fidelity Advisor Series Small Cap Fund	3.1	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.5
Fidelity Series 100 Index Fund	3.4	3.1
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.3
Fidelity Series Commodity Strategy Fund	1.0	0.9
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	6.2
	66.0	63.2
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.7
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Small Cap Fund	2.0	2.2
Fidelity Series International Value Fund	9.0	9.5
	26.7	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.1
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	2.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.0%
International Equity Funds	26.7%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity related investments.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	5,107,102	$ 53,011,714
Fidelity Advisor Series Equity-Income Fund (c)	7,417,595	96,873,785
Fidelity Advisor Series Growth & Income Fund (c)	5,116,010	68,810,333
Fidelity Advisor Series Growth Opportunities Fund (c)	4,164,987	45,981,456
Fidelity Advisor Series Opportunistic Insights Fund (c)	2,959,820	44,160,513
Fidelity Advisor Series Small Cap Fund (c)	2,385,483	25,238,409
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	4,750,622	63,610,826
Fidelity Series 100 Index Fund (c)	2,178,657	28,540,400
Fidelity Series 1000 Value Index Fund (c)	955,237	10,698,654
Fidelity Series All-Sector Equity Fund (c)	4,355,290	64,893,827
Fidelity Series Commodity Strategy Fund (a)(c)	1,078,104	8,010,310
Fidelity Series Real Estate Equity Fund (c)	505,275	6,447,305
Fidelity Series Small Cap Opportunities Fund (c)	2,474,590	30,091,014
TOTAL DOMESTIC EQUITY FUNDS (Cost $465,465,168)		546,368,546
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (c)	3,058,667	54,566,612
Fidelity Series International Growth Fund (c)	5,371,226	75,036,022
Fidelity Series International Small Cap Fund (c)	1,080,359	16,615,926
Fidelity Series International Value Fund (c)	6,912,840	75,004,311
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $188,370,392)		221,222,871
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	531,943	$ 5,447,098
Fidelity Series Floating Rate High Income Fund (c)	406,022	4,194,210
Fidelity Series High Income Fund (c)	3,585,057	36,639,279
Fidelity Series Investment Grade Bond Fund (c)	371,719	4,219,015
Fidelity Series Real Estate Income Fund (c)	357,649	3,948,442
TOTAL BOND FUNDS (Cost $53,195,608)		54,448,044
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	185,196	1,731,580
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	4,458,148	4,458,148
TOTAL SHORT-TERM FUNDS (Cost $6,191,580)		6,189,728
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $713,222,748)		828,229,189
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157,615)
NET ASSETS - 100%		$ 828,071,574
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 53,216,608	$ 2,138,839	$ -	$ 53,011,714
Fidelity Advisor Equity Growth Fund Institutional Class	51,067,793	1,376,760	53,330,328	-	-
Fidelity Advisor Series Equity-Income Fund	92,017,234	10,382,008	9,240,040	910,446	96,873,785
Fidelity Advisor Series Growth & Income Fund	69,043,002	5,872,673	7,805,198	576,428	68,810,333
Fidelity Advisor Series Growth Opportunities Fund	44,570,967	961,734	1,019,215	-	45,981,456
Fidelity Advisor Series Opportunistic Insights Fund	36,968,854	8,564,707	3,975,799	-	44,160,513
Fidelity Advisor Series Small Cap Fund	24,868,661	2,901,457	2,574,607	-	25,238,409
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,634,290	5,860,872	7,304,376	-	63,610,826
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	1,733,432	-	312	1,731,580
Fidelity Institutional Money Market Portfolio Institutional Class	-	4,458,148	-	82	4,458,148
Fidelity Series 100 Index Fund	25,916,855	3,347,683	2,677,049	-	28,540,400
Fidelity Series 1000 Value Index Fund	10,451,384	928,841	1,174,830	-	10,698,654
Fidelity Series All-Sector Equity Fund	60,641,247	7,092,207	6,142,395	-	64,893,827
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 7,707,162	$ 1,887,286	$ 528,010	$ -	$ 8,010,310
Fidelity Series Emerging Markets Debt Fund	5,634,570	475,449	686,816	154,338	5,447,098
Fidelity Series Emerging Markets Fund	46,752,364	8,709,547	2,510,209	-	54,566,612
Fidelity Series Floating Rate High Income Fund	780,777	4,346,489	895,825	36,562	4,194,210
Fidelity Series High Income Fund	54,792,146	3,841,686	20,320,520	1,291,182	36,639,279
Fidelity Series International Growth Fund	77,850,676	5,607,751	7,410,613	-	75,036,022
Fidelity Series International Small Cap Fund	17,948,594	1,151,832	1,611,363	-	16,615,926
Fidelity Series International Value Fund	78,466,476	5,480,560	7,091,400	-	75,004,311
Fidelity Series Investment Grade Bond Fund	17,488,007	2,040,723	15,495,198	196,674	4,219,015
Fidelity Series Real Estate Equity Fund	6,758,383	1,008,433	1,253,042	60,131	6,447,305
Fidelity Series Real Estate Income Fund	3,944,361	561,115	475,243	98,849	3,948,442
Fidelity Series Small Cap Opportunities Fund	30,650,952	5,845,536	3,121,879	34,972	30,091,014
Total	$ 825,954,755	$ 147,653,537	$ 158,782,794	$ 3,359,976	$ 828,229,189
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $713,222,748) - See accompanying schedule		$ 828,229,189
Receivable for investments sold		622,586
Receivable for fund shares sold		1,314,034
Receivable from affiliate for expense reductions		33
Total assets		830,165,842

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	32,399
Payable for fund shares redeemed	1,904,650
Distribution and service plan fees payable	157,217
Total liabilities		2,094,268

Net Assets		$ 828,071,574
Net Assets consist of:
Paid in capital		$ 686,947,966
Undistributed net investment income		2,418,503
Accumulated undistributed net realized gain (loss) on investments		23,698,664
Net unrealized appreciation (depreciation) on investments		115,006,441
Net Assets		$ 828,071,574

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($403,943,390 ÷ 36,205,419 shares)		$ 11.16

Maximum offering price per share (100/94.25 of $11.16)		$ 11.84
Class T: Net Asset Value and redemption price per share ($116,127,738 ÷ 10,453,521 shares)		$ 11.11

Maximum offering price per share (100/96.50 of $11.11)		$ 11.51
Class B: Net Asset Value and offering price per share ($4,072,259 ÷ 368,802 shares)A		$ 11.04

Class C: Net Asset Value and offering price per share ($22,551,594 ÷ 2,045,091 shares)A		$ 11.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($281,376,593 ÷ 25,070,584 shares)		$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,359,976

Expenses
Distribution and service plan fees	$ 937,774
Independent trustees' compensation	1,810
Total expenses before reductions	939,584
Expense reductions	(1,855)	937,729
Net investment income (loss)		2,422,247
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,458,131
Capital gain distributions from underlying funds	3,576,192
Total net realized gain (loss)		25,034,323
Change in net unrealized appreciation (depreciation) on underlying funds		(8,054,450)
Net gain (loss)		16,979,873
Net increase (decrease) in net assets resulting from operations		$ 19,402,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,422,247	$ 8,465,636
Net realized gain (loss)	25,034,323	48,136,687
Change in net unrealized appreciation (depreciation)	(8,054,450)	48,837,052
Net increase (decrease) in net assets resulting from operations	19,402,120	105,439,375
Distributions to shareholders from net investment income	(517,566)	(8,609,427)
Distributions to shareholders from net realized gain	(24,060,257)	(37,277,454)
Total distributions	(24,577,823)	(45,886,881)
Share transactions - net increase (decrease)	7,444,754	100,312,280
Total increase (decrease) in net assets	2,269,051	159,864,774

Net Assets
Beginning of period	825,802,523	665,937,749
End of period (including undistributed net investment income of $2,418,503 and undistributed net investment income of $513,822, respectively)	$ 828,071,574	$ 825,802,523

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.12	.11	.11
Net realized and unrealized gain (loss)	.23	1.40	.82	(.17)	1.34	3.05
Total from investment operations	.26	1.52	.97	(.05)	1.45	3.16
Distributions from net investment income	(.01)	(.12)	(.14)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.34)	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.34) I	(.67)	(.19)	(.27)	(.18) H	(.17)
Net asset value, end of period	$ 11.16	$ 11.24	$ 10.39	$ 9.61	$ 9.93	$ 8.66
Total ReturnB, C, D	2.42%	14.91%	10.23%	(.22)%	16.99%	55.94%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.56%A	1.10%	1.56%	1.32%	1.23%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,943	$ 401,589	$ 352,814	$ 280,478	$ 220,549	$ 137,716
Portfolio turnover rate F	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.338 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66
Income from Investment Operations
Net investment income (loss) E	.02	.09	.13	.10	.09	.09
Net realized and unrealized gain (loss)	.23	1.39	.81	(.17)	1.33	3.05
Total from investment operations	.25	1.48	.94	(.07)	1.42	3.14
Distributions from net investment income	-	(.10)	(.12)	(.09)	(.09)	(.09)
Distributions from net realized gain	(.34)	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.34)	(.64) J	(.16) I	(.25)	(.16) H	(.16)
Net asset value, end of period	$ 11.11	$ 11.20	$ 10.36	$ 9.58	$ 9.90	$ 8.64
Total ReturnB, C, D	2.28%	14.61%	9.99%	(.48)%	16.66%	55.57%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.31%A	.85%	1.31%	1.07%	.98%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,128	$ 115,391	$ 89,196	$ 64,512	$ 61,195	$ 46,449
Portfolio turnover rate F	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

J Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

Financial Highlights - Class B

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.05	.04	.05
Net realized and unrealized gain (loss)	.22	1.38	.81	(.17)	1.34	3.03
Total from investment operations	.21	1.42	.89	(.12)	1.38	3.08
Distributions from net investment income	-	(.05)	(.08)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.32)	(.54)	(.05)	(.15)	(.07)	(.07)
Total distributions	(.32)	(.58) I	(.12) H	(.20)	(.12)	(.12)
Net asset value, end of period	$ 11.04	$ 11.15	$ 10.31	$ 9.54	$ 9.86	$ 8.60
Total ReturnB, C, D	1.96%	14.06%	9.47%	(1.06)%	16.16%	54.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.19)%A	.35%	.81%	.57%	.48%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,072	$ 5,038	$ 5,532	$ 5,643	$ 6,704	$ 5,847
Portfolio turnover rate F	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.05	.04	.05
Net realized and unrealized gain (loss)	.23	1.38	.82	(.18)	1.34	3.05
Total from investment operations	.22	1.42	.90	(.13)	1.38	3.10
Distributions from net investment income	-	(.06)	(.08)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.33)	(.54)	(.05)	(.15)	(.07)	(.07)
Total distributions	(.33)	(.59) H	(.13)	(.20)	(.12)	(.12)
Net asset value, end of period	$ 11.03	$ 11.14	$ 10.31	$ 9.54	$ 9.87	$ 8.61
Total ReturnB, C, D	1.99%	14.06%	9.53%	(1.08)%	16.16%	55.15%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.19)%A	.35%	.81%	.57%	.48%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,552	$ 21,190	$ 16,188	$ 13,344	$ 12,014	$ 9,646
Portfolio turnover rate F	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68
Income from Investment Operations
Net investment income (loss) D	.05	.15	.18	.15	.13	.13
Net realized and unrealized gain (loss)	.22	1.40	.82	(.18)	1.34	3.08
Total from investment operations	.27	1.55	1.00	(.03)	1.47	3.21
Distributions from net investment income	(.01)	(.15)	(.16)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.34)	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.35)	(.69) H	(.21)	(.29)	(.20) G	(.19)
Net asset value, end of period	$ 11.22	$ 11.30	$ 10.44	$ 9.65	$ 9.97	$ 8.70
Total ReturnB, C	2.47%	15.20%	10.55%	.02%	17.17%	56.66%
Ratios to Average Net Assets E, F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.81%A	1.35%	1.81%	1.57%	1.48%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,377	$ 282,594	$ 202,208	$ 126,497	$ 62,785	$ 40,214
Portfolio turnover rate E	36% A	47%	28%	12%	36%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

H Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.0	0.0
Fidelity Advisor Series Equity-Income Fund	11.8	11.4
Fidelity Advisor Series Growth & Income Fund	8.1	8.4
Fidelity Advisor Series Growth Opportunities Fund	5.4	5.1
Fidelity Advisor Series Opportunistic Insights Fund	5.5	4.9
Fidelity Advisor Series Small Cap Fund	3.2	3.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.5
Fidelity Series 100 Index Fund	3.6	3.2
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.9	7.1
Fidelity Series Commodity Strategy Fund	1.0	0.9
Fidelity Series Real Estate Equity Fund	0.8	1.0
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
Fidelity Advisor Equity Growth Fund Institutional Class	0.0	5.7
	66.2	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.6
Fidelity Series International Growth Fund	8.9	9.5
Fidelity Series International Small Cap Fund	2.0	2.3
Fidelity Series International Value Fund	8.9	9.5
	26.4	26.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.0*
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	2.2
Fidelity Series Real Estate Income Fund	0.5	0.3
	6.5	9.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.3	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.6	0.0
	0.9	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.2%
International Equity Funds	26.4%
Bond Funds	6.5%
Short-Term Funds	0.9%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.9%
Bond Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity related investments.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	1,121,823	$ 11,644,524
Fidelity Advisor Series Equity-Income Fund (c)	1,737,328	22,689,500
Fidelity Advisor Series Growth & Income Fund (c)	1,164,841	15,667,108
Fidelity Advisor Series Growth Opportunities Fund (c)	939,923	10,376,754
Fidelity Advisor Series Opportunistic Insights Fund (c)	704,384	10,509,405
Fidelity Advisor Series Small Cap Fund (c)	580,633	6,143,094
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	1,123,976	15,050,044
Fidelity Series 100 Index Fund (c)	526,016	6,890,804
Fidelity Series 1000 Value Index Fund (c)	224,033	2,509,169
Fidelity Series All-Sector Equity Fund (c)	1,019,047	15,183,805
Fidelity Series Commodity Strategy Fund (a)(c)	250,562	1,861,676
Fidelity Series Real Estate Equity Fund (c)	118,326	1,509,837
Fidelity Series Small Cap Opportunities Fund (c)	595,872	7,245,804
TOTAL DOMESTIC EQUITY FUNDS (Cost $117,351,762)		127,281,524
International Equity Funds - 26.4%

Fidelity Series Emerging Markets Fund (c)	711,388	12,691,156
Fidelity Series International Growth Fund (c)	1,229,392	17,174,606
Fidelity Series International Small Cap Fund (c)	250,516	3,852,941
Fidelity Series International Value Fund (c)	1,581,219	17,156,221
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,990,619)		50,874,924
Bond Funds - 6.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	117,478	$ 1,202,970
Fidelity Series Floating Rate High Income Fund (c)	93,328	964,077
Fidelity Series High Income Fund (c)	829,760	8,480,147
Fidelity Series Investment Grade Bond Fund (c)	86,362	980,206
Fidelity Series Real Estate Income Fund (c)	83,070	917,094
TOTAL BOND FUNDS (Cost $12,586,643)		12,544,494
Short-Term Funds - 0.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	55,638	520,213
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	1,150,775	1,150,775
TOTAL SHORT-TERM FUNDS (Cost $1,671,544)		1,670,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $179,600,568)		192,371,930
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,505)
NET ASSETS - 100%		$ 192,341,425
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 11,535,117	$ 274,909	$ -	$ 11,644,524
Fidelity Advisor Equity Growth Fund Institutional Class	8,880,395	1,034,860	10,100,451	-	-
Fidelity Advisor Series Equity-Income Fund	17,895,119	6,166,288	2,137,938	189,501	22,689,500
Fidelity Advisor Series Growth & Income Fund	13,265,158	3,903,987	1,822,594	113,419	15,667,108
Fidelity Advisor Series Growth Opportunities Fund	8,026,517	2,098,434	44,498	-	10,376,754
Fidelity Advisor Series Opportunistic Insights Fund	7,732,493	2,991,258	809,081	-	10,509,405
Fidelity Advisor Series Small Cap Fund	4,851,837	1,816,232	513,122	-	6,143,094
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,851,287	4,009,518	1,508,579	-	15,050,044
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	520,769	-	94	520,213
Fidelity Institutional Money Market Portfolio Institutional Class	-	1,150,775	-	21	1,150,775
Fidelity Series 100 Index Fund	5,006,785	2,098,374	630,028	-	6,890,804
Fidelity Series 1000 Value Index Fund	2,029,502	667,689	286,858	-	2,509,169
Fidelity Series All-Sector Equity Fund	11,151,907	4,501,075	1,165,609	-	15,183,805
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 1,467,193	$ 703,079	$ 76,966	$ -	$ 1,861,676
Fidelity Series Emerging Markets Debt Fund	1,074,301	244,458	115,983	32,381	1,202,970
Fidelity Series Emerging Markets Fund	8,827,477	4,037,669	407,596	-	12,691,156
Fidelity Series Floating Rate High Income Fund	16,117	1,101,396	145,687	5,872	964,077
Fidelity Series High Income Fund	10,425,524	1,941,981	3,520,414	268,735	8,480,147
Fidelity Series International Growth Fund	14,898,127	3,787,420	1,235,993	-	17,174,606
Fidelity Series International Small Cap Fund	3,562,259	856,345	364,221	-	3,852,941
Fidelity Series International Value Fund	15,006,060	3,768,332	1,148,476	-	17,156,221
Fidelity Series Investment Grade Bond Fund	3,475,861	1,244,394	3,775,649	46,160	980,206
Fidelity Series Real Estate Equity Fund	1,611,534	549,794	640,840	14,432	1,509,837
Fidelity Series Real Estate Income Fund	423,596	566,935	47,533	19,727	917,094
Fidelity Series Small Cap Opportunities Fund	5,878,390	2,698,241	575,347	8,249	7,245,804
Total	$ 157,357,439	$ 63,994,420	$ 31,348,372	$ 698,591	$ 192,371,930
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $179,600,568) - See accompanying schedule		$ 192,371,930
Cash		9,459
Receivable for investments sold		104,758
Receivable for fund shares sold		590,077
Receivable from affiliate for expense reductions		42
Total assets		193,076,266

Liabilities
Payable for fund shares redeemed	$ 701,698
Distribution and service plan fees payable	33,143
Total liabilities		734,841

Net Assets		$ 192,341,425
Net Assets consist of:
Paid in capital		$ 176,204,576
Undistributed net investment income		513,916
Accumulated undistributed net realized gain (loss) on investments		2,851,571
Net unrealized appreciation (depreciation) on investments		12,771,362
Net Assets		$ 192,341,425

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($96,325,659 ÷ 8,152,753 shares)		$ 11.82

Maximum offering price per share (100/94.25 of $11.82)		$ 12.54
Class T: Net Asset Value and redemption price per share ($24,787,089 ÷ 2,104,089 shares)		$ 11.78

Maximum offering price per share (100/96.50 of $11.78)		$ 12.21
Class C: Net Asset Value and offering price per share ($3,242,313 ÷ 275,377 shares)A		$ 11.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($67,986,364 ÷ 5,732,987 shares)		$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 698,591

Expenses
Distribution and service plan fees	$ 182,418
Independent trustees' compensation	369
Total expenses before reductions	182,787
Expense reductions	(479)	182,308
Net investment income (loss)		516,283
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,174,824
Capital gain distributions from underlying funds	796,993
Total net realized gain (loss)		2,971,817
Change in net unrealized appreciation (depreciation) on underlying funds		193,614
Net gain (loss)		3,165,431
Net increase (decrease) in net assets resulting from operations		$ 3,681,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 516,283	$ 1,218,961
Net realized gain (loss)	2,971,817	4,749,422
Change in net unrealized appreciation (depreciation)	193,614	9,384,388
Net increase (decrease) in net assets resulting from operations	3,681,714	15,352,771
Distributions to shareholders from net investment income	(97,351)	(1,169,063)
Distributions to shareholders from net realized gain	(2,185,675)	(3,355,879)
Total distributions	(2,283,026)	(4,524,942)
Share transactions - net increase (decrease)	33,611,441	87,257,338
Total increase (decrease) in net assets	35,010,129	98,085,167

Net Assets
Beginning of period	157,331,296	59,246,129
End of period (including undistributed net investment income of $513,916 and undistributed net investment income of $94,984, respectively)	$ 192,341,425	$ 157,331,296

Financial Highlights - Class A

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.56	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.18	.11
Net realized and unrealized gain (loss)	.25	1.49	.83	(.11)
Total from investment operations	.28	1.61	1.01	-
Distributions from net investment income	(.01)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.16)	(.36)	(.07)	(.15)
Total distributions	(.17)	(.46) J	(.20)	(.25) I
Net asset value, end of period	$ 11.82	$ 11.71	$ 10.56	$ 9.75
Total ReturnB, C, D	2.41%	15.45%	10.51%	.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	.55%A	1.11%	1.82%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,326	$ 81,217	$ 32,476	$ 2,655
Portfolio turnover rate F	36% A	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.55	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.16	.09
Net realized and unrealized gain (loss)	.24	1.47	.82	(.10)
Total from investment operations	.26	1.57	.98	(.01)
Distributions from net investment income	-	(.09)	(.11)	(.09)
Distributions from net realized gain	(.16)	(.36)	(.07)	(.15)
Total distributions	(.16)	(.44) I	(.18)	(.24)
Net asset value, end of period	$ 11.78	$ 11.68	$ 10.55	$ 9.75
Total ReturnB, C, D	2.27%	15.07%	10.24%	.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	.30%A	.86%	1.57%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,787	$ 19,134	$ 7,239	$ 1,444
Portfolio turnover rate F	36% A	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

Financial Highlights - Class C

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.57	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.10	.05
Net realized and unrealized gain (loss)	.24	1.47	.83	(.10)
Total from investment operations	.23	1.51	.93	(.05)
Distributions from net investment income	-	(.05)	(.03)	(.06)
Distributions from net realized gain	(.15)	(.35)	(.07)	(.15)
Total distributions	(.15)	(.39) I	(.10)	(.21)
Net asset value, end of period	$ 11.77	$ 11.69	$ 10.57	$ 9.74
Total ReturnB, C, D	1.98%	14.46%	9.69%	(.27)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	(.20)%A	.36%	1.07%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,242	$ 2,491	$ 1,094	$ 1,127
Portfolio turnover rate F	36% A	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 10.59	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.15	.21	.13
Net realized and unrealized gain (loss)	.24	1.48	.83	(.11)
Total from investment operations	.29	1.63	1.04	.02
Distributions from net investment income	(.01)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.16)	(.36)	(.07)	(.15)
Total distributions	(.17)	(.48) J	(.21)	(.26) I
Net asset value, end of period	$ 11.86	$ 11.74	$ 10.59	$ 9.76
Total ReturnB, C	2.54%	15.61%	10.84%	.51%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	.80%A	1.36%	2.07%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,986	$ 54,490	$ 18,438	$ 2,503
Portfolio turnover rate E	36%A	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
% of fund's net assets
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Advisor Series Equity-Income Fund	11.8
Fidelity Advisor Series Growth & Income Fund	8.2
Fidelity Advisor Series Growth Opportunities Fund	5.5
Fidelity Advisor Series Opportunistic Insights Fund	5.4
Fidelity Advisor Series Small Cap Fund	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series 100 Index Fund	3.6
Fidelity Series 1000 Value Index Fund	1.3
Fidelity Series All-Sector Equity Fund	7.8
Fidelity Series Commodity Strategy Fund	1.0
Fidelity Series Real Estate Equity Fund	0.8
Fidelity Series Small Cap Opportunities Fund	3.7
66.1
International Equity Funds
Fidelity Series Emerging Markets Fund	6.5
Fidelity Series International Growth Fund	9.1
Fidelity Series International Small Cap Fund	2.0
Fidelity Series International Value Fund	9.2
26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6
Fidelity Series Floating Rate High Income Fund	0.5
Fidelity Series High Income Fund	4.3
Fidelity Series Investment Grade Bond Fund	0.5
Fidelity Series Real Estate Income Fund	0.5
6.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2
Fidelity Institutional Money Market Portfolio Institutional Class	0.5
0.7
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity related investments.

Semiannual Report

Fidelity Advisor Freedom 2060 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	2,473	$ 25,675
Fidelity Advisor Series Equity-Income Fund (c)	3,872	50,575
Fidelity Advisor Series Growth & Income Fund (c)	2,623	35,284
Fidelity Advisor Series Growth Opportunities Fund (c)	2,157	23,815
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,570	23,424
Fidelity Advisor Series Small Cap Fund (c)	1,296	13,714
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,504	33,531
Fidelity Series 100 Index Fund (c)	1,172	15,355
Fidelity Series 1000 Value Index Fund (c)	500	5,595
Fidelity Series All-Sector Equity Fund (c)	2,264	33,728
Fidelity Series Commodity Strategy Fund (a)(c)	560	4,158
Fidelity Series Real Estate Equity Fund (c)	263	3,352
Fidelity Series Small Cap Opportunities Fund (c)	1,330	16,167
TOTAL DOMESTIC EQUITY FUNDS (Cost $280,094)		284,373
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	1,562	27,871
Fidelity Series International Growth Fund (c)	2,803	39,159
Fidelity Series International Small Cap Fund (c)	570	8,760
Fidelity Series International Value Fund (c)	3,625	39,327
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $117,724)		115,117
Bond Funds - 6.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	249	$ 2,552
Fidelity Series Floating Rate High Income Fund (c)	211	2,183
Fidelity Series High Income Fund (c)	1,826	18,666
Fidelity Series Investment Grade Bond Fund (c)	193	2,190
Fidelity Series Real Estate Income Fund (c)	186	2,050
TOTAL BOND FUNDS (Cost $28,034)		27,641
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	77	719
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	2,142	2,142
TOTAL SHORT-TERM FUNDS (Cost $2,862)		2,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $428,714)		429,992
NET OTHER ASSETS (LIABILITIES) - 0.0%		(163)
NET ASSETS - 100%		$ 429,829
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 26,707	$ 1,908	$ -	$ 25,675
Fidelity Advisor Series Equity-Income Fund	-	54,118	4,669	-	50,575
Fidelity Advisor Series Growth & Income Fund	-	37,641	2,485	-	35,284
Fidelity Advisor Series Growth Opportunities Fund	-	23,118	-	-	23,815
Fidelity Advisor Series Opportunistic Insights Fund	-	24,507	1,811	-	23,424
Fidelity Advisor Series Small Cap Fund	-	14,689	970	-	13,714
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	35,498	2,562	-	33,531
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	720	-	-	719
Fidelity Institutional Money Market Portfolio Institutional Class	-	2,142	-	-	2,142
Fidelity Series 100 Index Fund	-	15,942	1,091	-	15,355
Fidelity Series 1000 Value Index Fund	-	5,913	423	-	5,595
Fidelity Series All-Sector Equity Fund	-	35,499	2,797	-	33,728
Fidelity Series Commodity Strategy Fund	-	4,452	2	-	4,158
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ -	$ 2,981	$ 374	$ 22	$ 2,552
Fidelity Series Emerging Markets Fund	-	29,130	8	-	27,871
Fidelity Series Floating Rate High Income Fund	-	2,209	8	12	2,183
Fidelity Series High Income Fund	-	22,129	3,231	158	18,666
Fidelity Series International Growth Fund	-	40,075	510	-	39,159
Fidelity Series International Small Cap Fund	-	9,133	110	-	8,760
Fidelity Series International Value Fund	-	40,056	45	-	39,327
Fidelity Series Investment Grade Bond Fund	-	10,087	7,893	19	2,190
Fidelity Series Real Estate Equity Fund	-	3,926	312	18	3,352
Fidelity Series Real Estate Income Fund	-	2,149	25	28	2,050
Fidelity Series Small Cap Opportunities Fund	-	18,346	1,160	18	16,167
Total	$ -	$ 461,167	$ 32,394	$ 275	$ 429,992
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $428,714) - See accompanying schedule	$ 429,992

Liabilities
Distribution and service plan fees payable	163

Net Assets	$ 429,829
Net Assets consist of:
Paid in capital	$ 427,026
Accumulated net investment loss	(17)
Accumulated undistributed net realized gain (loss) on investments	1,542
Net unrealized appreciation (depreciation) on investments	1,278
Net Assets	$ 429,829

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,393 ÷ 11,044 shares)	$ 10.09

Maximum offering price per share (100/94.25 of $10.09)	$ 10.71
Class T: Net Asset Value and redemption price per share ($104,683 ÷ 10,383 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class C: Net Asset Value and offering price per share ($112,850 ÷ 11,202 shares)A	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,903 ÷ 10,000 shares)	$ 10.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 275

Expenses
Distribution and service plan fees		292
Net investment income (loss)		(17)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (58)
Capital gain distributions from underlying funds	1,600
Total net realized gain (loss)		1,542
Change in net unrealized appreciation (depreciation) on underlying funds		1,278
Net gain (loss)		2,820
Net increase (decrease) in net assets resulting from operations		$ 2,803

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (17)
Net realized gain (loss)	1,542
Change in net unrealized appreciation (depreciation)	1,278
Net increase (decrease) in net assets resulting from operations	2,803
Share transactions - net increase (decrease)	427,026
Total increase (decrease) in net assets	429,829

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $17)	$ 429,829

Financial Highlights - Class A

Period ended September 30, 2014 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I
Net realized and unrealized gain (loss)	.09
Total from investment operations	.09
Net asset value, end of period	$ 10.09
Total ReturnB, C	.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.25%A
Expenses net of all reductions	.25%A
Net investment income (loss)	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111
Portfolio turnover rate E	8%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to September 30, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2014 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	- I
Net realized and unrealized gain (loss)	.08
Total from investment operations	.08
Net asset value, end of period	$ 10.08
Total ReturnB, C	.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%A
Expenses net of fee waivers, if any	.50%A
Expenses net of all reductions	.50%A
Net investment income (loss)	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	8%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to September 30, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

I Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended September 30, 2014 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.01)
Net realized and unrealized gain (loss)	.08
Total from investment operations	.07
Net asset value, end of period	$ 10.07
Total ReturnB, C	.70%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	(.56)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113
Portfolio turnover rate E	8% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to September 30, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2014 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)C	.01
Net realized and unrealized gain (loss)	.08
Total from investment operations	.09
Net asset value, end of period	$ 10.09
Total ReturnB	.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101
Portfolio turnover rate D	8%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 258,300,105	$ 16,423,653	$ (997,754)	$ 15,425,899
Advisor Freedom 2005	257,462,843	22,798,661	(1,241,172)	21,557,489
Advisor Freedom 2010	716,234,573	76,286,426	(3,786,450)	72,499,976
Advisor Freedom 2015	1,563,567,139	194,747,991	(8,075,916)	186,672,075
Advisor Freedom 2020	2,902,069,640	352,786,910	(18,969,136)	333,817,774
Advisor Freedom 2025	2,789,210,331	387,937,416	(16,199,477)	371,737,939
Advisor Freedom 2030	2,746,082,839	412,933,733	(10,227,597)	402,706,136
Advisor Freedom 2035	2,003,838,462	329,344,707	(6,953,846)	322,390,861
Advisor Freedom 2040	1,933,048,544	313,538,645	(6,047,627)	307,491,018
Advisor Freedom 2045	989,839,691	155,735,107	(3,478,165)	152,256,942
Advisor Freedom 2050	714,268,375	116,348,319	(2,387,505)	113,960,814
Advisor Freedom 2055	179,755,441	13,900,537	(1,284,048)	12,616,489
Advisor Freedom 2060	428,784	6,003	(4,795)	1,208

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	46,280,952	64,274,185
Advisor Freedom 2005	32,420,199	50,506,734
Advisor Freedom 2010	79,623,844	159,231,550
Advisor Freedom 2015	185,619,085	346,882,497
Advisor Freedom 2020	337,777,289	533,718,946
Advisor Freedom 2025	355,387,115	490,268,204
Advisor Freedom 2030	378,068,056	518,380,823
Advisor Freedom 2035	316,494,195	416,453,639
Advisor Freedom 2040	292,817,188	383,188,504
Advisor Freedom 2045	185,123,926	203,785,598
Advisor Freedom 2050	147,653,537	158,782,794
Advisor Freedom 2055	63,994,420	31,348,372
Advisor Freedom 2060	461,167	32,394

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 175,883	$ 5,365
Class T	.25%	.25%	125,854	-
Class B	.75%	.25%	7,803	5,854
Class C	.75%	.25%	78,621	8,931
			$ 388,161	$ 20,150
Advisor Freedom 2005
Class A	-%	.25%	$ 225,868	$ 16,164
Class T	.25%	.25%	72,970	78
Class B	.75%	.25%	4,607	3,455
Class C	.75%	.25%	41,780	2,239
			$ 345,225	$ 21,936
Advisor Freedom 2010
Class A	-%	.25%	$ 615,283	$ 38,981
Class T	.25%	.25%	294,790	3,386
Class B	.75%	.25%	17,537	13,162
Class C	.75%	.25%	183,142	13,157
			$ 1,110,752	$ 68,686
Advisor Freedom 2015
Class A	-%	.25%	$ 1,330,545	$ 75,906
Class T	.25%	.25%	555,944	3,963
Class B	.75%	.25%	55,563	41,672
Class C	.75%	.25%	374,972	41,384
			$ 2,317,024	$ 162,925
Advisor Freedom 2020
Class A	-%	.25%	$ 2,382,012	$ 134,720
Class T	.25%	.25%	1,127,182	6,627
Class B	.75%	.25%	108,443	81,332
Class C	.75%	.25%	573,177	61,539
			$ 4,190,814	$ 284,218
Advisor Freedom 2025
Class A	-%	.25%	$ 2,401,040	$ 159,780
Class T	.25%	.25%	981,604	5,859
Class B	.75%	.25%	80,408	60,306
Class C	.75%	.25%	461,136	57,255
			$ 3,924,188	$ 283,200
Advisor Freedom 2030
Class A	-%	.25%	$ 2,235,876	$ 133,774
Class T	.25%	.25%	1,102,818	5,823
Class B	.75%	.25%	97,453	73,090
Class C	.75%	.25%	453,392	54,042
			$ 3,889,539	$ 266,729
Advisor Freedom 2035
Class A	-%	.25%	$ 1,690,788	$ 110,381
Class T	.25%	.25%	707,500	3,541
Class B	.75%	.25%	65,684	49,319
Class C	.75%	.25%	270,049	33,673
			$ 2,734,021	$ 196,914

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,515,878	$ 85,793
Class T	.25%	.25%	826,712	7,465
Class B	.75%	.25%	82,985	62,252
Class C	.75%	.25%	374,210	41,201
			$ 2,799,785	$ 196,711
Advisor Freedom 2045
Class A	-%	.25%	$ 773,182	$ 53,846
Class T	.25%	.25%	336,823	1,351
Class B	.75%	.25%	16,728	12,546
Class C	.75%	.25%	99,583	20,489
			$ 1,226,316	$ 88,232
Advisor Freedom 2050
Class A	-%	.25%	$ 507,100	$ 24,504
Class T	.25%	.25%	297,527	589
Class B	.75%	.25%	23,120	17,340
Class C	.75%	.25%	110,027	18,433
			$ 937,774	$ 60,866
Advisor Freedom 2055
Class A	-%	.25%	$ 111,166	$ 7,738
Class T	.25%	.25%	56,644	472
Class C	.75%	.25%	14,608	6,085
			$ 182,418	$ 14,295
Advisor Freedom 2060
Class A	-%	.25%	$ 41	$ 41
Class T	.25%	.25%	81	81
Class C	.75%	.25%	170	170
			$ 292	$ 292

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 3,226
Class T	1,602
Class B*	2,303
Class C*	1,316
$ 8,447
Advisor Freedom 2005
Class A	$ 1,840
Class T	469
Class B*	285
Class C*	66
$ 2,660
Advisor Freedom 2010
Class A	$ 3,425
Class T	2,218
Class B*	1,510
Class C*	1,423
$ 8,576

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 16,551
Class T	4,741
Class B*	2,656
Class C*	4,260
$ 28,208
Advisor Freedom 2020
Class A	$ 32,932
Class T	15,412
Class B*	6,393
Class C*	8,149
$ 62,886
Advisor Freedom 2025
Class A	$ 41,399
Class T	21,842
Class B*	3,896
Class C*	4,116
$ 71,253
Advisor Freedom 2030
Class A	$ 42,491
Class T	20,505
Class B*	3,803
Class C*	4,066
$ 70,865
Advisor Freedom 2035
Class A	$ 31,757
Class T	20,546
Class B*	4,441
Class C*	3,857
$ 60,601
Advisor Freedom 2040
Class A	$ 40,689
Class T	20,315
Class B*	3,601
Class C*	4,740
$ 69,345
Advisor Freedom 2045
Class A	$ 22,954
Class T	11,730
Class B*	908
Class C*	3,590
$ 39,182
Advisor Freedom 2050
Class A	$ 17,292
Class T	7,282
Class B*	3,120
Class C*	2,077
$ 29,771
Advisor Freedom 2055
Class A	$ 7,018
Class T	4,514
Class C*	421
$ 11,953
Advisor Freedom 2060
Class A	$ 6

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Equity Growth Fund Institutional Class, ("selected Underlying Fund") for investments and non-taxable exchanges of those investments for shares of Fidelity Advisor Series Equity Growth Fund which is an affiliated investment company managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Fund in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments, reallocated	Realized Gain (Loss) on redemptions of selected Underlying Fund
Advisor Freedom Income	$ 4,082,113	$ 2,033,927
Advisor Freedom 2005	7,240,234	3,242,323
Advisor Freedom 2010	25,544,744	11,428,272
Advisor Freedom 2015	66,178,649	29,908,869
Advisor Freedom 2020	137,167,668	62,721,101
Advisor Freedom 2025	160,781,891	68,169,823
Advisor Freedom 2030	177,577,655	74,069,592
Advisor Freedom 2035	140,701,058	58,185,650
Advisor Freedom 2040	137,836,038	54,272,412
Advisor Freedom 2045	69,459,882	27,912,258
Advisor Freedom 2050	50,491,035	20,607,140
Advisor Freedom 2055	9,577,332	2,239,161

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$ 313
Class T	.50%	112
Class B	1.00%	3
Class C	1.00%	35
Institutional Class	.00%	158
Advisor Freedom 2005
Class A	.25%	400
Class T	.50%	65
Class B	1.00%	2
Class C	1.00%	18
Institutional Class	.00%	155
Advisor Freedom 2010
Class A	.25%	1,096
Class T	.50%	262
Class B	1.00%	8
Class C	1.00%	82
Institutional Class	.00%	396

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2015
Class A	.25%	$ 2,364
Class T	.50%	494
Class B	1.00%	25
Class C	1.00%	167
Institutional Class	.00%	1,017
Advisor Freedom 2020
Class A	.25%	4,210
Class T	.50%	996
Class B	1.00%	48
Class C	1.00%	253
Institutional Class	.00%	1,876
Advisor Freedom 2025
Class A	.25%	4,223
Class T	.50%	863
Class B	1.00%	35
Class C	1.00%	203
Institutional Class	.00%	1,829
Advisor Freedom 2030
Class A	.25%	3,934
Class T	.50%	971
Class B	1.00%	43
Class C	1.00%	199
Institutional Class	.00%	1,947
Advisor Freedom 2035
Class A	.25%	2,969
Class T	.50%	622
Class B	1.00%	29
Class C	1.00%	119
Institutional Class	.00%	1,501
Advisor Freedom 2040
Class A	.25%	2,664
Class T	.50%	726
Class B	1.00%	37
Class C	1.00%	165
Institutional Class	.00%	1,427
Advisor Freedom 2045
Class A	.25%	1,352
Class T	.50%	342
Class B	1.00%	8
Class C	1.00%	68
Institutional Class	.00%	808
Advisor Freedom 2050
Class A	25%	906
Class T	.50%	260
Class B	1.00%	10
Class C	1.00%	75
Institutional Class	.00%	604

Semiannual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2055
Class A	25%	$ 259
Class T	.50%	75
Class C	1.00%	17
Institutional Class	.00%	128

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom Income
From net investment income
Class A	$ 930,063	$ 1,766,405
Class T	272,231	429,308
Class B	4,400	5,610
Class C	45,201	53,835
Institutional Class	557,255	983,323
Total	$ 1,809,150	$ 3,238,481
From net realized gain
Class A	$ 2,440,563	$ 4,306,389
Class T	861,819	1,357,064
Class B	28,096	51,287
Class C	272,567	416,779
Institutional Class	1,198,999	1,929,856
Total	$ 4,802,044	$ 8,061,375
Advisor Freedom 2005
From net investment income
Class A	$ 472,190	$ 1,934,390
Class T	58,117	244,035
Class B	683	3,650
Class C	6,598	32,429
Institutional Class	237,014	835,850
Total	$ 774,602	$ 3,050,354
From net realized gain
Class A	$ 2,611,801	$ 4,953,300
Class T	428,611	765,045
Class B	15,101	29,817
Class C	129,755	234,996
Institutional Class	1,048,787	1,717,398
Total	$ 4,234,055	$ 7,700,556

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2010
From net investment income
Class A	$ 1,186,905	$ 5,617,013
Class T	201,495	1,081,956
Class B	564	11,082
Class C	19,931	138,094
Institutional Class	548,667	2,663,216
Total	$ 1,957,562	$ 9,511,361
From net realized gain
Class A	$ 8,806,061	$ 16,966,458
Class T	2,106,534	4,171,832
Class B	64,852	159,058
Class C	654,884	1,212,875
Institutional Class	3,236,240	6,457,880
Total	$ 14,868,571	$ 28,968,103
Advisor Freedom 2015
From net investment income
Class A	$ 2,309,830	$ 12,813,208
Class T	350,780	2,012,565
Class B	-	47,108
Class C	23,565	333,834
Institutional Class	1,297,889	6,573,771
Total	$ 3,982,064	$ 21,780,486
From net realized gain
Class A	$ 20,788,480	$ 44,722,592
Class T	4,419,815	8,884,016
Class B	226,422	568,951
Class C	1,484,563	2,861,846
Institutional Class	9,085,190	18,426,163
Total	$ 36,004,470	$ 75,463,568
Advisor Freedom 2020
From net investment income
Class A	$ 3,781,879	$ 22,719,462
Class T	594,240	4,214,567
Class B	-	101,181
Class C	16,832	534,801
Institutional Class	2,188,802	11,465,857
Total	$ 6,581,753	$ 39,035,868
From net realized gain
Class A	$ 31,095,438	$ 80,113,960
Class T	7,328,806	18,426,540
Class B	366,082	1,172,886
Class C	1,868,386	4,359,115
Institutional Class	13,882,602	32,883,618
Total	$ 54,541,314	$ 136,956,119

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2025
From net investment income
Class A	$ 3,126,635	$ 22,477,566
Class T	401,997	3,528,131
Class B	-	84,463
Class C	-	457,022
Institutional Class	1,842,031	11,073,746
Total	$ 5,370,663	$ 37,620,928
From net realized gain
Class A	$ 31,550,569	$ 93,759,806
Class T	6,374,516	17,601,291
Class B	273,220	1,050,076
Class C	1,521,353	4,011,074
Institutional Class	13,631,005	36,965,416
Total	$ 53,350,663	$ 153,387,663
Advisor Freedom 2030
From net investment income
Class A	$ 1,373,088	$ 22,820,261
Class T	61,114	4,478,364
Class B	-	122,601
Class C	-	511,433
Institutional Class	1,238,873	12,079,384
Total	$ 2,673,075	$ 40,012,043
From net realized gain
Class A	$ 22,219,045	$ 86,607,833
Class T	5,439,290	20,188,786
Class B	225,812	1,192,790
Class C	1,039,457	3,878,775
Institutional Class	11,026,987	37,221,951
Total	$ 39,950,591	$ 149,090,135
Advisor Freedom 2035
From net investment income
Class A	$ 782,451	$ 15,154,993
Class T	-	2,367,982
Class B	-	70,000
Class C	-	268,078
Institutional Class	796,760	8,554,224
Total	$ 1,579,211	$ 26,415,277
From net realized gain
Class A	$ 19,464,643	$ 78,751,944
Class T	4,091,968	14,374,167
Class B	187,726	1,007,862
Class C	724,929	2,858,485
Institutional Class	9,909,688	35,195,201
Total	$ 34,378,954	$ 132,187,659

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2040
From net investment income
Class A	$ 574,936	$ 13,352,673
Class T	-	2,834,561
Class B	-	78,732
Class C	-	342,692
Institutional Class	702,031	7,969,592
Total	$ 1,276,967	$ 24,578,250
From net realized gain
Class A	$ 17,330,164	$ 69,904,502
Class T	4,700,524	18,244,340
Class B	227,008	1,302,421
Class C	978,739	3,941,198
Institutional Class	9,258,009	32,634,491
Total	$ 32,494,444	$ 126,026,952
Advisor Freedom 2045
From net investment income
Class A	$ 317,262	$ 6,527,056
Class T	-	1,043,078
Class B	-	16,381
Class C	-	85,939
Institutional Class	415,459	4,405,855
Total	$ 732,721	$ 12,078,309
From net realized gain
Class A	$ 17,132,248	$ 28,311,703
Class T	3,709,229	5,432,484
Class B	94,846	177,930
Class C	526,870	768,912
Institutional Class	10,354,423	15,309,571
Total	$ 31,817,616	$ 50,000,600
Advisor Freedom 2050
From net investment income
Class A	$ 209,147	$ 4,293,626
Class T	-	948,674
Class B	-	22,749
Class C	-	101,098
Institutional Class	308,419	3,243,280
Total	$ 517,566	$ 8,609,427
From net realized gain
Class A	$ 11,782,175	$ 19,244,490
Class T	3,492,965	5,189,025
Class B	142,261	268,767
Class C	624,106	927,947
Institutional Class	8,018,750	11,647,225
Total	$ 24,060,257	$ 37,277,454

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2055
From net investment income
Class A	$ 41,423	$ 616,684
Class T	-	116,529
Class C	-	8,049
Institutional Class	55,928	427,801
Total	$ 97,351	$ 1,169,063
From net realized gain
Class A	$ 1,118,404	$ 1,825,764
Class T	278,882	413,891
Class C	33,363	51,905
Institutional Class	755,026	1,064,319
Total	$ 2,185,675	$ 3,355,879

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom Income
Class A
Shares sold	1,593,087	4,084,387	$ 17,759,556	$ 45,396,706
Reinvestment of distributions	301,541	539,600	3,336,999	5,992,117
Shares redeemed	(2,988,740)	(7,206,233)	(33,375,684)	(80,024,311)
Net increase (decrease)	(1,094,112)	(2,582,246)	$ (12,279,129)	$ (28,635,488)
Class T
Shares sold	2,591,575	2,344,429	$ 28,903,580	$ 26,072,453
Reinvestment of distributions	100,472	157,567	1,110,473	1,748,382
Shares redeemed	(3,091,358)	(2,562,031)	(34,445,609)	(28,429,859)
Net increase (decrease)	(399,311)	(60,035)	$ (4,431,556)	$ (609,024)
Class B
Shares sold	478	2,503	$ 5,331	$ 27,616
Reinvestment of distributions	2,762	4,670	30,499	51,823
Shares redeemed	(25,463)	(61,802)	(283,590)	(686,727)
Net increase (decrease)	(22,223)	(54,629)	$ (247,760)	$ (607,288)
Class C
Shares sold	127,836	255,147	$ 1,422,461	$ 2,828,803
Reinvestment of distributions	24,604	35,486	271,437	393,433
Shares redeemed	(174,401)	(367,267)	(1,939,303)	(4,069,265)
Net increase (decrease)	(21,961)	(76,634)	$ (245,405)	$ (847,029)
Institutional Class
Shares sold	1,854,420	2,849,137	$ 20,700,440	$ 31,746,378
Reinvestment of distributions	157,935	261,319	1,753,172	2,907,972
Shares redeemed	(1,678,501)	(3,644,830)	(18,787,613)	(40,617,188)
Net increase (decrease)	333,854	(534,374)	$ 3,665,999	$ (5,962,838)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2005
Class A
Shares sold	1,814,986	4,655,166	$ 22,122,191	$ 55,830,174
Reinvestment of distributions	250,802	562,432	3,014,636	6,741,672
Shares redeemed	(2,992,839)	(7,016,437)	(36,560,650)	(84,207,322)
Net increase (decrease)	(927,051)	(1,798,839)	$ (11,423,823)	$ (21,635,476)
Class T
Shares sold	335,617	1,406,394	$ 4,094,369	$ 16,873,346
Reinvestment of distributions	39,889	82,906	479,076	993,902
Shares redeemed	(540,809)	(1,232,550)	(6,598,615)	(14,759,346)
Net increase (decrease)	(165,303)	256,750	$ (2,025,170)	$ 3,107,902
Class B
Shares sold	2	14,599	$ 26	$ 174,760
Reinvestment of distributions	1,307	2,727	15,758	32,819
Shares redeemed	(26,450)	(27,943)	(323,232)	(335,271)
Net increase (decrease)	(25,141)	(10,617)	$ (307,448)	$ (127,692)
Class C
Shares sold	45,083	187,567	$ 549,583	$ 2,241,261
Reinvestment of distributions	10,751	20,209	129,014	242,068
Shares redeemed	(146,779)	(157,344)	(1,784,430)	(1,891,449)
Net increase (decrease)	(90,945)	50,432	$ (1,105,833)	$ 591,880
Institutional Class
Shares sold	1,411,328	2,751,622	$ 17,335,053	$ 33,153,579
Reinvestment of distributions	106,022	209,954	1,281,805	2,529,659
Shares redeemed	(1,562,989)	(3,334,415)	(19,173,698)	(40,249,329)
Net increase (decrease)	(45,639)	(372,839)	$ (556,840)	$ (4,566,091)
Advisor Freedom 2010
Class A
Shares sold	3,900,558	10,336,177	$ 50,419,066	$ 130,803,213
Reinvestment of distributions	779,116	1,764,561	9,894,770	22,358,331
Shares redeemed	(7,167,112)	(16,430,945)	(92,728,703)	(208,087,550)
Net increase (decrease)	(2,487,438)	(4,330,207)	$ (32,414,867)	$ (54,926,006)
Class T
Shares sold	883,107	3,281,268	$ 11,379,707	$ 41,296,464
Reinvestment of distributions	180,611	410,639	2,286,530	5,188,315
Shares redeemed	(1,980,087)	(4,197,400)	(25,473,152)	(52,884,945)
Net increase (decrease)	(916,369)	(505,493)	$ (11,806,915)	$ (6,400,166)
Class B
Shares sold	1,089	4,359	$ 14,133	$ 54,665
Reinvestment of distributions	4,928	12,614	62,680	159,920
Shares redeemed	(66,060)	(231,730)	(852,368)	(2,924,345)
Net increase (decrease)	(60,043)	(214,757)	$ (775,555)	$ (2,709,760)
Class C
Shares sold	186,701	447,126	$ 2,395,580	$ 5,605,749
Reinvestment of distributions	49,941	98,158	629,255	1,234,594
Shares redeemed	(298,976)	(794,639)	(3,832,503)	(9,965,133)
Net increase (decrease)	(62,334)	(249,355)	$ (807,668)	$ (3,124,790)
Institutional Class
Shares sold	1,846,042	6,363,961	$ 23,991,585	$ 80,690,745
Reinvestment of distributions	296,764	717,236	3,783,740	9,117,775
Shares redeemed	(3,961,312)	(8,035,471)	(51,396,624)	(102,232,872)
Net increase (decrease)	(1,818,506)	(954,274)	$ (23,621,299)	$ (12,424,352)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2015
Class A
Shares sold	7,283,863	22,489,270	$ 93,793,758	$ 283,126,217
Reinvestment of distributions	1,808,259	4,519,282	22,838,312	56,944,636
Shares redeemed	(14,022,630)	(37,248,204)	(180,922,947)	(469,301,306)
Net increase (decrease)	(4,930,508)	(10,239,652)	$ (64,290,877)	$ (129,230,453)
Class T
Shares sold	2,103,359	6,303,601	$ 27,054,336	$ 79,104,026
Reinvestment of distributions	372,119	847,786	4,696,145	10,675,072
Shares redeemed	(3,476,051)	(7,736,690)	(44,724,169)	(97,285,238)
Net increase (decrease)	(1,000,573)	(585,303)	$ (12,973,688)	$ (7,506,140)
Class B
Shares sold	6,059	34,014	$ 76,975	$ 427,275
Reinvestment of distributions	16,810	45,663	212,308	574,653
Shares redeemed	(193,551)	(526,603)	(2,484,275)	(6,609,199)
Net increase (decrease)	(170,682)	(446,926)	$ (2,194,992)	$ (5,607,271)
Class C
Shares sold	343,571	1,198,350	$ 4,392,798	$ 14,962,978
Reinvestment of distributions	111,892	236,720	1,404,252	2,966,039
Shares redeemed	(671,294)	(1,330,512)	(8,566,964)	(16,641,623)
Net increase (decrease)	(215,831)	104,558	$ (2,769,914)	$ 1,287,394
Institutional Class
Shares sold	4,432,153	15,218,153	$ 57,592,451	$ 192,651,271
Reinvestment of distributions	812,437	1,957,749	10,334,193	24,850,867
Shares redeemed	(9,396,856)	(16,707,286)	(121,847,214)	(211,582,062)
Net increase (decrease)	(4,152,266)	468,616	$ (53,920,570)	$ 5,920,076
Advisor Freedom 2020
Class A
Shares sold	14,164,065	37,875,371	$ 192,410,767	$ 499,708,170
Reinvestment of distributions	2,588,523	7,715,244	34,505,012	101,833,461
Shares redeemed	(22,376,084)	(53,499,262)	(304,953,691)	(706,085,629)
Net increase (decrease)	(5,623,496)	(7,908,647)	$ (78,037,912)	$ (104,543,998)
Class T
Shares sold	4,197,384	11,814,695	$ 57,114,551	$ 155,626,547
Reinvestment of distributions	585,601	1,686,654	7,811,914	22,276,384
Shares redeemed	(6,539,855)	(12,049,762)	(88,648,674)	(159,248,035)
Net increase (decrease)	(1,756,870)	1,451,587	$ (23,722,209)	$ 18,654,896
Class B
Shares sold	6,715	30,377	$ 89,943	$ 402,320
Reinvestment of distributions	25,940	90,003	346,292	1,186,806
Shares redeemed	(372,427)	(879,412)	(5,053,387)	(11,576,323)
Net increase (decrease)	(339,772)	(759,032)	$ (4,617,152)	$ (9,987,197)
Class C
Shares sold	660,731	1,846,934	$ 8,918,894	$ 24,173,360
Reinvestment of distributions	133,493	344,681	1,770,112	4,527,030
Shares redeemed	(772,686)	(1,682,149)	(10,435,859)	(22,026,418)
Net increase (decrease)	21,538	509,466	$ 253,147	$ 6,673,972
Institutional Class
Shares sold	8,938,126	24,830,823	$ 122,619,063	$ 329,988,794
Reinvestment of distributions	1,194,980	3,330,002	16,036,634	44,259,859
Shares redeemed	(14,208,056)	(23,073,768)	(194,775,066)	(307,011,358)
Net increase (decrease)	(4,074,950)	5,087,057	$ (56,119,369)	$ 67,237,295

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2025
Class A
Shares sold	14,081,871	42,336,074	$ 188,935,937	$ 544,836,932
Reinvestment of distributions	2,620,171	8,980,977	34,376,630	115,368,644
Shares redeemed	(21,217,460)	(50,182,999)	(285,424,597)	(647,564,921)
Net increase (decrease)	(4,515,418)	1,134,052	$ (62,112,030)	$ 12,640,655
Class T
Shares sold	4,096,658	11,279,406	$ 55,071,588	$ 145,595,680
Reinvestment of distributions	507,917	1,611,890	6,674,026	20,769,490
Shares redeemed	(4,636,286)	(9,292,943)	(62,381,206)	(120,291,981)
Net increase (decrease)	(31,711)	3,598,353	$ (635,592)	$ 46,073,189
Class B
Shares sold	3,845	18,435	$ 51,161	$ 237,832
Reinvestment of distributions	20,158	83,763	263,472	1,068,884
Shares redeemed	(279,706)	(590,150)	(3,731,121)	(7,554,066)
Net increase (decrease)	(255,703)	(487,952)	$ (3,416,488)	$ (6,247,350)
Class C
Shares sold	616,897	1,737,317	$ 8,177,929	$ 22,105,326
Reinvestment of distributions	111,366	332,872	1,446,640	4,237,083
Shares redeemed	(543,049)	(1,198,006)	(7,199,120)	(15,248,728)
Net increase (decrease)	185,214	872,183	$ 2,425,449	$ 11,093,681
Institutional Class
Shares sold	9,170,267	25,761,490	$ 124,056,553	$ 334,359,446
Reinvestment of distributions	1,168,356	3,699,489	15,433,976	47,917,135
Shares redeemed	(13,216,643)	(20,040,038)	(178,715,747)	(260,861,013)
Net increase (decrease)	(2,878,020)	9,420,941	$ (39,225,218)	$ 121,415,568
Advisor Freedom 2030
Class A
Shares sold	14,666,698	35,163,430	$ 209,292,079	$ 479,754,505
Reinvestment of distributions	1,668,781	7,936,793	23,312,864	108,270,707
Shares redeemed	(20,535,430)	(48,268,332)	(294,539,201)	(659,744,933)
Net increase (decrease)	(4,199,951)	(5,168,109)	$ (61,934,258)	$ (71,719,721)
Class T
Shares sold	4,504,279	11,453,954	$ 64,333,859	$ 155,598,895
Reinvestment of distributions	388,766	1,780,942	5,415,515	24,245,358
Shares redeemed	(6,409,474)	(10,098,141)	(90,689,495)	(137,447,373)
Net increase (decrease)	(1,516,429)	3,136,755	$ (20,940,121)	$ 42,396,880
Class B
Shares sold	2,386	19,423	$ 33,929	$ 262,817
Reinvestment of distributions	15,334	91,135	213,442	1,235,310
Shares redeemed	(302,499)	(640,819)	(4,298,755)	(8,680,850)
Net increase (decrease)	(284,779)	(530,261)	$ (4,051,384)	$ (7,182,723)
Class C
Shares sold	565,289	1,567,826	$ 7,989,524	$ 21,161,811
Reinvestment of distributions	71,545	306,706	989,467	4,146,937
Shares redeemed	(584,419)	(1,293,656)	(8,294,168)	(17,444,366)
Net increase (decrease)	52,415	580,876	$ 684,823	$ 7,864,382
Institutional Class
Shares sold	9,470,455	25,486,532	$ 136,338,705	$ 349,828,449
Reinvestment of distributions	872,889	3,591,064	12,255,364	49,271,553
Shares redeemed	(12,788,345)	(19,352,622)	(184,008,011)	(265,575,217)
Net increase (decrease)	(2,445,001)	9,724,974	$ (35,413,942)	$ 133,524,785

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2035
Class A
Shares sold	11,356,412	30,839,841	$ 155,313,421	$ 401,061,956
Reinvestment of distributions	1,501,587	7,206,612	20,031,163	93,096,733
Shares redeemed	(16,692,094)	(37,264,321)	(228,954,613)	(486,151,077)
Net increase (decrease)	(3,834,095)	782,132	$ (53,610,029)	$ 8,007,612
Class T
Shares sold	3,698,531	9,103,150	$ 50,382,812	$ 117,542,744
Reinvestment of distributions	304,656	1,282,500	4,042,802	16,509,548
Shares redeemed	(3,589,794)	(6,972,585)	(48,835,152)	(90,278,682)
Net increase (decrease)	413,393	3,413,065	$ 5,590,462	$ 43,773,610
Class B
Shares sold	2,645	17,251	$ 35,702	$ 221,872
Reinvestment of distributions	13,707	80,993	180,647	1,030,251
Shares redeemed	(218,090)	(437,598)	(2,934,369)	(5,620,878)
Net increase (decrease)	(201,738)	(339,354)	$ (2,718,020)	$ (4,368,755)
Class C
Shares sold	427,694	1,025,354	$ 5,766,132	$ 13,080,890
Reinvestment of distributions	53,191	235,491	698,924	2,998,763
Shares redeemed	(326,223)	(822,478)	(4,392,568)	(10,571,839)
Net increase (decrease)	154,662	438,367	$ 2,072,488	$ 5,507,814
Institutional Class
Shares sold	7,655,597	22,169,723	$ 105,432,770	$ 290,282,504
Reinvestment of distributions	796,539	3,355,907	10,681,595	43,645,383
Shares redeemed	(10,805,645)	(17,193,773)	(148,631,387)	(225,081,173)
Net increase (decrease)	(2,353,509)	8,331,857	$ (32,517,022)	$ 108,846,714
Advisor Freedom 2040
Class A
Shares sold	10,921,007	26,414,040	$ 159,714,056	$ 366,925,342
Reinvestment of distributions	1,238,605	5,965,581	17,712,050	82,476,062
Shares redeemed	(13,385,809)	(33,301,232)	(196,783,087)	(464,565,679)
Net increase (decrease)	(1,226,197)	(921,611)	$ (19,356,981)	$ (15,164,275)
Class T
Shares sold	3,244,215	8,535,793	$ 47,476,224	$ 118,572,330
Reinvestment of distributions	325,899	1,506,248	4,650,576	20,796,167
Shares redeemed	(5,041,002)	(7,718,886)	(73,319,727)	(107,319,576)
Net increase (decrease)	(1,470,888)	2,323,155	$ (21,192,927)	$ 32,048,921
Class B
Shares sold	1,790	9,646	$ 25,613	$ 131,453
Reinvestment of distributions	15,329	96,072	217,215	1,308,927
Shares redeemed	(264,786)	(650,407)	(3,833,452)	(8,923,151)
Net increase (decrease)	(247,667)	(544,689)	$ (3,590,624)	$ (7,482,771)
Class C
Shares sold	442,832	1,054,739	$ 6,397,460	$ 14,462,997
Reinvestment of distributions	67,018	300,354	944,957	4,094,533
Shares redeemed	(346,044)	(985,080)	(4,998,165)	(13,520,722)
Net increase (decrease)	163,806	370,013	$ 2,344,252	$ 5,036,808
Institutional Class
Shares sold	7,321,918	19,251,431	$ 108,087,141	$ 269,819,548
Reinvestment of distributions	692,831	2,915,076	9,955,974	40,584,686
Shares redeemed	(10,113,398)	(13,782,709)	(149,095,348)	(193,585,140)
Net increase (decrease)	(2,098,649)	8,383,798	$ (31,052,233)	$ 116,819,094

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2045
Class A
Shares sold	8,744,907	21,813,137	$ 98,846,555	$ 237,123,868
Reinvestment of distributions	1,572,045	3,161,418	17,276,776	34,584,656
Shares redeemed	(10,009,798)	(21,252,864)	(113,419,678)	(231,331,936)
Net increase (decrease)	307,154	3,721,691	$ 2,703,653	$ 40,376,588
Class T
Shares sold	2,669,473	5,854,847	$ 30,040,666	$ 63,282,990
Reinvestment of distributions	338,097	592,260	3,698,778	6,461,727
Shares redeemed	(2,167,597)	(3,953,073)	(24,428,438)	(42,870,592)
Net increase (decrease)	839,973	2,494,034	$ 9,311,006	$ 26,874,125
Class B
Shares sold	37	8,016	$ 401	$ 88,545
Reinvestment of distributions	8,536	17,385	93,213	188,888
Shares redeemed	(47,423)	(59,379)	(529,776)	(641,697)
Net increase (decrease)	(38,850)	(33,978)	$ (436,162)	$ (364,264)
Class C
Shares sold	298,188	622,113	$ 3,327,677	$ 6,663,065
Reinvestment of distributions	48,113	78,062	522,990	846,436
Shares redeemed	(142,175)	(345,364)	(1,588,258)	(3,720,315)
Net increase (decrease)	204,126	354,811	$ 2,262,409	$ 3,789,186
Institutional Class
Shares sold	6,376,433	16,898,017	$ 72,513,017	$ 184,576,521
Reinvestment of distributions	975,379	1,791,522	10,768,186	19,712,009
Shares redeemed	(8,074,579)	(11,037,062)	(91,658,768)	(120,937,301)
Net increase (decrease)	(722,767)	7,652,477	$ (8,377,565)	$ 83,351,229
Advisor Freedom 2050
Class A
Shares sold	6,730,082	15,559,859	$ 75,494,385	$ 168,186,336
Reinvestment of distributions	1,085,170	2,139,053	11,828,348	23,255,133
Shares redeemed	(7,336,478)	(15,927,070)	(82,517,272)	(172,752,977)
Net increase (decrease)	478,774	1,771,842	$ 4,805,461	$ 18,688,492
Class T
Shares sold	2,159,890	4,952,273	$ 24,161,987	$ 53,263,754
Reinvestment of distributions	319,983	563,429	3,478,212	6,111,429
Shares redeemed	(2,328,005)	(3,823,850)	(26,146,526)	(41,331,820)
Net increase (decrease)	151,868	1,691,852	$ 1,493,673	$ 18,043,363
Class B
Shares sold	424	6,070	$ 4,671	$ 62,698
Reinvestment of distributions	12,776	26,115	138,232	281,437
Shares redeemed	(96,393)	(116,795)	(1,070,553)	(1,260,526)
Net increase (decrease)	(83,193)	(84,610)	$ (927,650)	$ (916,391)
Class C
Shares sold	278,378	576,662	$ 3,090,130	$ 6,162,264
Reinvestment of distributions	56,710	92,687	613,034	1,001,088
Shares redeemed	(192,884)	(337,180)	(2,143,966)	(3,617,246)
Net increase (decrease)	142,204	332,169	$ 1,559,198	$ 3,546,106
Institutional Class
Shares sold	5,814,779	13,460,852	$ 65,690,741	$ 146,409,293
Reinvestment of distributions	759,673	1,361,462	8,326,006	14,889,948
Shares redeemed	(6,515,168)	(9,180,695)	(73,502,675)	(100,348,531)
Net increase (decrease)	59,284	5,641,619	$ 514,072	$ 60,950,710

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014	Six months ended September 30, 2014	Year ended March 31, 2014
Advisor Freedom 2055
Class A
Shares sold	3,041,001	6,413,613	$ 36,060,388	$ 71,666,130
Reinvestment of distributions	99,399	212,805	1,148,062	2,422,593
Shares redeemed	(1,925,534)	(2,762,885)	(22,862,147)	(31,087,783)
Net increase (decrease)	1,214,866	3,863,533	$ 14,346,303	$ 43,000,940
Class T
Shares sold	818,210	1,441,153	$ 9,687,321	$ 16,075,315
Reinvestment of distributions	24,182	46,640	278,818	530,234
Shares redeemed	(376,362)	(535,943)	(4,471,164)	(6,022,756)
Net increase (decrease)	466,030	951,850	$ 5,494,975	$ 10,582,793
Class C
Shares sold	77,408	139,814	$ 912,240	$ 1,564,294
Reinvestment of distributions	2,882	5,264	33,263	59,878
Shares redeemed	(17,977)	(35,519)	(212,682)	(399,907)
Net increase (decrease)	62,313	109,559	$ 732,821	$ 1,224,265
Institutional Class
Shares sold	2,398,829	4,049,210	$ 28,542,271	$ 45,422,502
Reinvestment of distributions	70,031	130,689	810,954	1,492,120
Shares redeemed	(1,377,052)	(1,280,405)	(16,315,883)	(14,465,282)
Net increase (decrease)	1,091,808	2,899,494	$ 13,037,342	$ 32,449,340
Advisor Freedom 2060 A
Class A
Shares sold	11,044	-	$ 110,679	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase (decrease)	11,044	-	$ 110,679	$ -
Class T
Shares sold	10,384	-	$ 103,962	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	(1)	-	(15)	-
Net increase (decrease)	10,383	-	$ 103,947	$ -
Class C
Shares sold	11,203	-	$ 112,415	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	(1)	-	(15)	-
Net increase (decrease)	11,202	-	$ 112,400	$ -
Institutional Class
Shares sold	10,000	-	$ 100,000	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase (decrease)	10,000	-	$ 100,000	$ -

A For the period August 5, 2014 (commencement of operations) to September 30, 2014.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040
Fidelity Advisor Series Equity Growth Fund	14%	16%	18%	14%	14%
Fidelity Advisor Series Equity-Income Fund	14%	15%	18%	14%	14%
Fidelity Advisor Series Growth & Income Fund	14%	16%	18%	14%	14%
Fidelity Advisor Series Growth Opportunities Fund	14%	16%	18%	14%	14%
Fidelity Advisor Series Opportunistic Insights Fund	14%	15%	19%	14%	14%
Fidelity Advisor Series Small Cap Fund	14%	15%	19%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	14%	15%	18%	14%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Short Fixed-Income Fund	26%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Fund:

Advisor Freedom 2060	94%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom 2060 Fund

On May 15, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Strategic Advisers, and also considered the fund's investment objective, strategies, and relevant investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity affiliates under the Advisory Contract and administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered the Investment Adviser's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio (excluding the fees and expenses of underlying funds) for each class of the fund in reviewing the Advisory Contract and also considered that the fund will bear indirectly the expenses of the underlying Fidelity funds in which it invests. The Board noted that the fund would not pay a management fee for investment advisory services. In its review of the projected total expense ratio of each class of the fund, the Board noted that the fund invests in classes of the underlying funds so as to avoid charging fund-paid 12b-1 fees at both funds levels, The Board considered that the fund does not pay transfer agent fees. Instead, each underlying Fidelity fund (or the Institutional class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of the fund's transfer agent fee according to the percentage of the fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of the fund, with limited exceptions.

Based on its review, the Board concluded that the projected total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Advisor Freedom Funds (other than Fidelity Advisor Freedom 2060 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Fidelity Advisor Freedom 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Semiannual Report

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Semiannual Report

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Semiannual Report

Advisor Freedom 2055 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

For each fund except Advisor Freedom 2055, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2013 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class C and Institutional Class of Advisor Freedom 2055 Fund ranked below its competitive median for 2013 and the total expense ratio of Class T of Advisor Freedom 2055 Fund ranked equal to its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

JPMorgan Chase Bank

New York, NY

2060

(Fidelity Investment logo)(registered trademark)

AFFI-USAN-1114
1.792159.111

Fidelity Freedom® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014), except for Freedom 2060. For Freedom 2060, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period August 5, 2014 to September 30, 2014. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Freedom Income	0.0%
Actual		$ 1,000.00	$ 1,014.50	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 1,017.70	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 1,019.90	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 1,021.00	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 1,022.10	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 1,024.10	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 1,025.50	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 1,025.60	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 1,025.60	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 1,026.30	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 1,025.60	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2055	0.0%
Actual		$ 1,000.00	$ 1,026.40	$ -*
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -*
Freedom 2060	0.0%
Actual		$ 1,000.00	$ 1,010.00	$ - C
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period August 5, 2014 to September 30, 2014).

D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	0.6	0.5
Fidelity Series 1000 Value Index Fund	0.4	0.3
Fidelity Series All-Sector Equity Fund	2.0	2.0
Fidelity Series Blue Chip Growth Fund	1.7	1.6
Fidelity Series Commodity Strategy Fund	1.0	1.1
Fidelity Series Equity-Income Fund	2.7	2.5
Fidelity Series Growth & Income Fund	2.0	1.9
Fidelity Series Growth Company Fund	2.1	2.0
Fidelity Series Intrinsic Opportunities Fund	1.3	1.2
Fidelity Series Opportunistic Insights Fund	1.3	1.2
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Discovery Fund	0.3	0.3
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
Fidelity Series Stock Selector Large Cap Value Fund	1.7	1.6
	18.3	17.4
International Equity Funds
Fidelity Series Emerging Markets Fund	1.7	1.6
Fidelity Series International Growth Fund	2.0	2.5
Fidelity Series International Small Cap Fund	0.4	0.6
Fidelity Series International Value Fund	2.4	2.5
	6.5	7.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.5	1.2
Fidelity Series High Income Fund	3.7	5.0
Fidelity Series Inflation-Protected Bond Index Fund	3.0	2.9
Fidelity Series Investment Grade Bond Fund	39.1	35.7
Fidelity Series Real Estate Income Fund	0.5	0.4
	47.5	45.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.3	16.3
Fidelity Short-Term Bond Fund	12.4	13.3
	27.7	29.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.3%
International Equity Funds	6.5%
Bond Funds	47.5%
Short-Term Funds	27.7%

Six months ago
Domestic Equity Funds**	17.4%
International Equity Funds	7.2%
Bond Funds	45.8%
Short-Term Funds	29.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.3%
	Shares	Value
Fidelity Series 100 Index Fund (c)	1,156,181	$ 15,145,973
Fidelity Series 1000 Value Index Fund (c)	815,816	9,137,142
Fidelity Series All-Sector Equity Fund (c)	3,589,713	53,486,717
Fidelity Series Blue Chip Growth Fund (c)	4,003,584	46,001,178
Fidelity Series Commodity Strategy Fund (a)(c)	3,394,780	25,223,212
Fidelity Series Equity-Income Fund (c)	5,417,168	70,423,189
Fidelity Series Growth & Income Fund (c)	4,011,450	53,673,198
Fidelity Series Growth Company Fund (c)	4,937,602	55,893,654
Fidelity Series Intrinsic Opportunities Fund (c)	2,390,544	33,778,391
Fidelity Series Opportunistic Insights Fund (c)	2,284,857	34,067,219
Fidelity Series Real Estate Equity Fund (c)	460,608	5,877,362
Fidelity Series Small Cap Discovery Fund (c)	775,518	7,607,836
Fidelity Series Small Cap Opportunities Fund (c)	2,110,890	25,668,424
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,464,608	45,871,404
TOTAL DOMESTIC EQUITY FUNDS (Cost $400,025,468)		481,854,899
International Equity Funds - 6.5%

Fidelity Series Emerging Markets Fund (c)	2,514,738	44,862,930
Fidelity Series International Growth Fund (c)	3,711,178	51,845,162
Fidelity Series International Small Cap Fund (c)	769,723	11,838,332
Fidelity Series International Value Fund (c)	5,904,553	64,064,399
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $139,447,798)		172,610,823
Bond Funds - 47.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,734,323	$ 17,759,470
Fidelity Series Floating Rate High Income Fund (c)	1,278,270	13,204,529
Fidelity Series High Income Fund (c)	9,540,246	97,501,313
Fidelity Series Inflation-Protected Bond Index Fund (c)	7,906,699	78,434,450
Fidelity Series Investment Grade Bond Fund (c)	91,075,973	1,033,712,291
Fidelity Series Real Estate Income Fund (c)	1,130,308	12,478,602
TOTAL BOND FUNDS (Cost $1,201,241,732)		1,253,090,655
Short-Term Funds - 27.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	404,951,730	404,951,730
Fidelity Short-Term Bond Fund (c)	38,065,889	326,985,986
TOTAL SHORT-TERM FUNDS (Cost $732,753,650)		731,937,716
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,473,468,648)	2,639,494,093
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,790)
NET ASSETS - 100%	$ 2,639,458,303
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 315,186,440	$ 6,881,321	$ 46,428,752	$ 148,647	$ 404,951,730
Fidelity Series 100 Index Fund	9,648,168	1,466,477	901,553	-	15,145,973
Fidelity Series 1000 Value Index Fund	6,525,131	97,664	586,653	-	9,137,142
Fidelity Series All-Sector Equity Fund	39,680,671	1,024,910	6,330,251	-	53,486,717
Fidelity Series Blue Chip Growth Fund	31,024,803	3,063,420	2,965,424	42,378	46,001,178
Fidelity Series Commodity Strategy Fund	21,411,536	851,798	2,483,058	-	25,223,212
Fidelity Series Emerging Markets Debt Fund	11,516,148	1,861,621	957,715	401,197	17,759,470
Fidelity Series Emerging Markets Fund	29,873,873	2,441,475	1,674,103	-	44,862,930
Fidelity Series Equity-Income Fund	47,681,281	5,305,785	5,351,855	480,678	70,423,189
Fidelity Series Floating Rate High Income Fund	22,696,268	674,263	19,205,046	473,412	13,204,529
Fidelity Series Growth & Income Fund	36,754,479	3,827,471	3,631,917	305,465	53,673,198
Fidelity Series Growth Company Fund	38,619,812	26,093	1,823,694	-	55,893,654
Fidelity Series High Income Fund	97,635,763	4,241,543	37,739,826	2,642,651	97,501,313
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Inflation-Protected Bond Index Fund	$ 55,561,616	$ 4,041,154	$ 4,467,534	$ 53,745	$ 78,434,450
Fidelity Series International Growth Fund	48,317,595	793,644	16,493,886	-	51,845,162
Fidelity Series International Small Cap Fund	11,575,332	121,181	3,762,476	-	11,838,332
Fidelity Series International Value Fund	48,545,522	928,287	3,934,422	-	64,064,399
Fidelity Series Intrinsic Opportunities Fund	23,022,608	3,011,229	2,131,722	300,002	33,778,391
Fidelity Series Investment Grade Bond Fund	692,091,325	95,314,383	49,039,775	10,477,456	1,033,712,291
Fidelity Series Opportunistic Insights Fund	22,767,504	2,136,660	2,095,927	-	34,067,219
Fidelity Series Real Estate Equity Fund	4,260,927	1,094,663	1,185,508	50,840	5,877,362
Fidelity Series Real Estate Income Fund	7,150,017	2,557,690	695,681	280,285	12,478,602
Fidelity Series Small Cap Discovery Fund	5,839,177	251,416	530,206	3,822	7,607,836
Fidelity Series Small Cap Opportunities Fund	18,609,723	4,213,305	1,670,014	30,317	25,668,424
Fidelity Series Stock Selector Large Cap Value Fund	31,134,984	1,953,412	2,869,507	-	45,871,404
Fidelity Short-Term Bond Fund	258,079,795	5,858,771	43,172,913	1,320,724	326,985,986
Total	$ 1,935,210,498	$ 154,039,636	$ 262,129,418	$ 17,011,619	$ 2,639,494,093
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,473,468,648) - See accompanying schedule	$ 2,639,494,093
Cash	87
Receivable for investments sold	2,442,931
Receivable for fund shares sold	1,444,573
Total assets	2,643,381,684

Liabilities
Payable for investments purchased	25,103
Payable for fund shares redeemed	3,898,278
Total liabilities	3,923,381

Net Assets	$ 2,639,458,303
Net Assets consist of:
Paid in capital	$ 2,459,711,778
Undistributed net investment income	4,102,507
Accumulated undistributed net realized gain (loss) on investments	9,618,573
Net unrealized appreciation (depreciation) on investments	166,025,445
Net Assets, for 227,112,980 shares outstanding	$ 2,639,458,303
Net Asset Value, offering price and redemption price per share ($2,639,458,303 ÷ 227,112,980 shares)	$ 11.62

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 17,011,619

Expenses
Independent trustees' compensation	$ 4,750
Total expenses before reductions	4,750
Expense reductions	(4,750)	-
Net investment income (loss)		17,011,619
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,284,930
Capital gain distributions from underlying funds	4,366,871
Total net realized gain (loss)		10,651,801
Change in net unrealized appreciation (depreciation) on underlying funds		(4,656,007)
Net gain (loss)		5,995,794
Net increase (decrease) in net assets resulting from operations		$ 23,007,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,011,619	$ 28,103,737
Net realized gain (loss)	10,651,801	82,420,127
Change in net unrealized appreciation (depreciation)	(4,656,007)	(32,326,241)
Net increase (decrease) in net assets resulting from operations	23,007,413	78,197,623
Distributions to shareholders from net investment income	(15,707,049)	(27,364,452)
Distributions to shareholders from net realized gain	(52,142,592)	(61,063,652)
Total distributions	(67,849,641)	(88,428,104)
Share transactions Proceeds from sales of shares	210,809,389	449,219,245
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom 2000 Fund (note 6)	811,551,284	-
Reinvestment of distributions	66,854,047	87,164,850
Cost of shares redeemed	(340,124,364)	(782,609,209)
Net increase (decrease) in net assets resulting from share transactions	749,090,356	(246,225,114)
Total increase (decrease) in net assets	704,248,128	(256,455,595)

Net Assets
Beginning of period	1,935,210,175	2,191,665,770
End of period (including undistributed net investment income of $4,102,507 and undistributed net investment income of $2,797,937, respectively)	$ 2,639,458,303	$ 1,935,210,175
Other Information Shares
Sold	17,990,466	38,107,770
Issued in exchange for the shares of Fidelity Freedom 2000 Fund (note 6)	69,244,991	-
Issued in reinvestment of distributions	5,763,850	7,406,503
Redeemed	(29,026,520)	(66,443,845)
Net increase (decrease)	63,972,787	(20,929,572)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.91	$ 11.60	$ 11.48	$ 10.96	$ 9.37
Income from Investment Operations
Net investment income (loss) D	.09	.16	.15	.18	.19	.26
Net realized and unrealized gain (loss)	.08	.30	.40	.21	.60	1.65
Total from investment operations	.17	.46	.55	.39	.79	1.91
Distributions from net investment income	(.09)	(.16)	(.16)	(.19)	(.20)	(.26)
Distributions from net realized gain	(.32)	(.35)	(.08)	(.08)	(.07)	(.06)
Total distributions	(.41)	(.51)	(.24)	(.27)	(.27)	(.32) I
Net asset value, end of period	$ 11.62	$ 11.86	$ 11.91	$ 11.60	$ 11.48	$ 10.96
Total ReturnB, C	1.45%	3.95%	4.79%	3.47%	7.33%	20.60%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.56% A	1.37%	1.32%	1.58%	1.71%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,639,458	$ 1,935,210	$ 2,191,666	$ 2,383,705	$ 2,859,662	$ 2,734,398
Portfolio turnover rate E	14% A, H	31%	14%	20%	38%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.0	0.9
Fidelity Series 1000 Value Index Fund	0.6	0.6
Fidelity Series All-Sector Equity Fund	3.4	3.2
Fidelity Series Blue Chip Growth Fund	2.9	2.8
Fidelity Series Commodity Strategy Fund	0.9	1.1
Fidelity Series Equity-Income Fund	4.3	4.1
Fidelity Series Growth & Income Fund	3.3	3.3
Fidelity Series Growth Company Fund	3.5	3.3
Fidelity Series Intrinsic Opportunities Fund	2.1	2.1
Fidelity Series Opportunistic Insights Fund	2.1	2.0
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Discovery Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	1.6	1.7
Fidelity Series Stock Selector Large Cap Value Fund	2.9	2.8
	29.5	28.8
International Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.4
Fidelity Series International Growth Fund	3.5	4.2
Fidelity Series International Small Cap Fund	0.8	1.0
Fidelity Series International Value Fund	3.9	4.3
	11.1	11.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.5	1.2
Fidelity Series High Income Fund	4.3	5.4
Fidelity Series Inflation-Protected Bond Index Fund	2.2	2.2
Fidelity Series Investment Grade Bond Fund	33.5	30.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	41.7	39.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.7	10.7
Fidelity Short-Term Bond Fund	8.0	8.7
	17.7	19.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.5%
International Equity Funds	11.1%
Bond Funds	41.7%
Short-Term Funds	17.7%

Six months ago
Domestic Equity Funds**	28.8%
International Equity Funds	11.9%
Bond Funds	39.9%
Short-Term Funds	19.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
Fidelity Series 100 Index Fund (c)	488,237	$ 6,395,904
Fidelity Series 1000 Value Index Fund (c)	327,441	3,667,339
Fidelity Series All-Sector Equity Fund (c)	1,463,084	21,799,950
Fidelity Series Blue Chip Growth Fund (c)	1,627,955	18,705,208
Fidelity Series Commodity Strategy Fund (a)(c)	833,165	6,190,418
Fidelity Series Equity-Income Fund (c)	2,156,778	28,038,111
Fidelity Series Growth & Income Fund (c)	1,605,076	21,475,917
Fidelity Series Growth Company Fund (c)	1,977,505	22,385,355
Fidelity Series Intrinsic Opportunities Fund (c)	968,412	13,683,661
Fidelity Series Opportunistic Insights Fund (c)	935,404	13,946,871
Fidelity Series Real Estate Equity Fund (c)	192,295	2,453,689
Fidelity Series Small Cap Discovery Fund (c)	331,033	3,247,429
Fidelity Series Small Cap Opportunities Fund (c)	862,927	10,493,189
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,407,025	18,629,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $171,626,412)		191,112,054
International Equity Funds - 11.1%

Fidelity Series Emerging Markets Fund (c)	1,039,418	18,543,220
Fidelity Series International Growth Fund (c)	1,638,664	22,892,133
Fidelity Series International Small Cap Fund (c)	340,023	5,229,560
Fidelity Series International Value Fund (c)	2,318,867	25,159,703
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $66,429,900)		71,824,616
Bond Funds - 41.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	424,607	$ 4,347,977
Fidelity Series Floating Rate High Income Fund (c)	314,026	3,243,884
Fidelity Series High Income Fund (c)	2,725,658	27,856,228
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,428,835	14,174,040
Fidelity Series Investment Grade Bond Fund (c)	19,112,856	216,930,912
Fidelity Series Real Estate Income Fund (c)	277,614	3,064,856
TOTAL BOND FUNDS (Cost $273,288,137)		269,617,897
Short-Term Funds - 17.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	62,994,612	62,994,612
Fidelity Short-Term Bond Fund (c)	6,026,198	51,765,044
TOTAL SHORT-TERM FUNDS (Cost $116,043,383)		114,759,656
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $627,387,832)	647,314,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	(119)
NET ASSETS - 100%	$ 647,314,104
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 71,382,952	$ 1,215,695	$ 9,604,034	$ 29,281	$ 62,994,612
Fidelity Series 100 Index Fund	5,694,585	799,599	522,428	-	6,395,904
Fidelity Series 1000 Value Index Fund	3,839,487	81,248	436,279	-	3,667,339
Fidelity Series All-Sector Equity Fund	21,652,381	879,496	1,892,286	-	21,799,950
Fidelity Series Blue Chip Growth Fund	18,369,503	1,064,612	1,771,120	17,846	18,705,208
Fidelity Series Commodity Strategy Fund	7,480,697	224,619	639,584	-	6,190,418
Fidelity Series Emerging Markets Debt Fund	4,214,020	390,181	272,269	122,089	4,347,977
Fidelity Series Emerging Markets Fund	16,344,100	2,351,121	702,561	-	18,543,220
Fidelity Series Equity-Income Fund	27,479,103	1,944,954	2,481,183	279,253	28,038,111
Fidelity Series Floating Rate High Income Fund	7,700,080	240,676	4,640,092	143,453	3,243,884
Fidelity Series Growth & Income Fund	21,730,756	1,136,393	2,066,708	180,980	21,475,917
Fidelity Series Growth Company Fund	22,151,810	445,593	1,240,591	-	22,385,355
Fidelity Series High Income Fund	36,278,424	1,524,843	8,871,508	878,011	27,856,228
Fidelity Series Inflation-Protected Bond Index Fund	14,652,336	608,767	1,191,901	12,441	14,174,040
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 28,419,831	$ 410,483	$ 5,652,727	$ -	$ 22,892,133
Fidelity Series International Small Cap Fund	6,403,800	94,991	972,867	-	5,229,560
Fidelity Series International Value Fund	28,812,022	410,639	3,434,768	-	25,159,703
Fidelity Series Intrinsic Opportunities Fund	14,140,423	755,858	1,464,931	121,046	13,683,661
Fidelity Series Investment Grade Bond Fund	200,878,253	25,701,520	11,194,048	2,675,750	216,930,912
Fidelity Series Opportunistic Insights Fund	13,502,942	805,464	1,228,911	-	13,946,871
Fidelity Series Real Estate Equity Fund	2,845,214	291,205	663,971	22,481	2,453,689
Fidelity Series Real Estate Income Fund	3,088,323	235,862	194,688	79,401	3,064,856
Fidelity Series Small Cap Discovery Fund	3,617,455	123,813	323,786	2,349	3,247,429
Fidelity Series Small Cap Opportunities Fund	11,031,125	1,623,278	983,130	12,341	10,493,189
Fidelity Series Stock Selector Large Cap Value Fund	18,893,896	393,648	1,709,149	-	18,629,013
Fidelity Short-Term Bond Fund	58,383,026	1,245,649	7,869,394	262,672	51,765,044
Total	$ 668,986,544	$ 45,000,207	$ 72,024,914	$ 4,839,394	$ 647,314,223
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $627,387,832) - See accompanying schedule		$ 647,314,223
Cash		315
Receivable for investments sold		868,197
Receivable for fund shares sold		246,713
Total assets		648,429,448

Liabilities
Payable for investments purchased	$ 440
Payable for fund shares redeemed	1,114,904
Total liabilities		1,115,344

Net Assets		$ 647,314,104
Net Assets consist of:
Paid in capital		$ 617,423,987
Undistributed net investment income		4,795,265
Accumulated undistributed net realized gain (loss) on investments		5,168,461
Net unrealized appreciation (depreciation) on investments		19,926,391
Net Assets, for 53,200,693 shares outstanding		$ 647,314,104
Net Asset Value, offering price and redemption price per share ($647,314,104 ÷ 53,200,693 shares)		$ 12.17

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,839,394

Expenses
Independent trustees' compensation	$ 1,460
Total expenses before reductions	1,460
Expense reductions	(1,460)	-
Net investment income (loss)		4,839,394
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,660,509
Capital gain distributions from underlying funds	1,731,318
Total net realized gain (loss)		6,391,827
Change in net unrealized appreciation (depreciation) on underlying funds		692,199
Net gain (loss)		7,084,026
Net increase (decrease) in net assets resulting from operations		$ 11,923,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,839,394	$ 9,408,832
Net realized gain (loss)	6,391,827	30,476,006
Change in net unrealized appreciation (depreciation)	692,199	2,143,507
Net increase (decrease) in net assets resulting from operations	11,923,420	42,028,345
Distributions to shareholders from net investment income	(2,155,089)	(8,744,650)
Distributions to shareholders from net realized gain	(718,362)	(5,826,392)
Total distributions	(2,873,451)	(14,571,042)
Share transactions Proceeds from sales of shares	50,460,530	158,367,969
Reinvestment of distributions	2,851,845	14,471,314
Cost of shares redeemed	(84,034,777)	(235,493,332)
Net increase (decrease) in net assets resulting from share transactions	(30,722,402)	(62,654,049)
Total increase (decrease) in net assets	(21,672,433)	(35,196,746)

Net Assets
Beginning of period	668,986,537	704,183,283
End of period (including undistributed net investment income of $4,795,265 and undistributed net investment income of $2,110,959, respectively)	$ 647,314,104	$ 668,986,537
Other Information Shares
Sold	4,147,263	13,497,980
Issued in reinvestment of distributions	237,456	1,225,512
Redeemed	(6,908,155)	(20,077,345)
Net increase (decrease)	(2,523,436)	(5,353,853)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 11.53	$ 11.11	$ 11.13	$ 10.32	$ 8.02
Income from Investment Operations
Net investment income (loss) D	.09	.16	.15	.17	.17	.23
Net realized and unrealized gain (loss)	.12	.58	.51	.12	.91	2.39
Total from investment operations	.21	.74	.66	.29	1.08	2.62
Distributions from net investment income	(.04)	(.15)	(.17)	(.18)	(.19)	(.24)
Distributions from net realized gain	(.01)	(.10)	(.07)	(.13)	(.09)	(.08)
Total distributions	(.05)	(.26) J	(.24)	(.31)	(.27) I	(.32) H
Net asset value, end of period	$ 12.17	$ 12.01	$ 11.53	$ 11.11	$ 11.13	$ 10.32
Total ReturnB, C	1.77%	6.43%	5.99%	2.76%	10.64%	32.83%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.46% A	1.38%	1.38%	1.58%	1.60%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647,314	$ 668,987	$ 704,183	$ 797,849	$ 932,400	$ 1,013,924
Portfolio turnover rate E	14% A	44%	22%	29%	38%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.2	1.1
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	4.2	4.3
Fidelity Series Blue Chip Growth Fund	3.5	3.3
Fidelity Series Commodity Strategy Fund	1.0	1.1
Fidelity Series Equity-Income Fund	5.2	5.1
Fidelity Series Growth & Income Fund	4.0	3.9
Fidelity Series Growth Company Fund	4.2	4.1
Fidelity Series Intrinsic Opportunities Fund	2.6	2.5
Fidelity Series Opportunistic Insights Fund	2.6	2.5
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Discovery Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.0	2.0
Fidelity Series Stock Selector Large Cap Value Fund	3.5	3.4
	35.8	35.1
International Equity Funds
Fidelity Series Emerging Markets Fund	3.6	3.0
Fidelity Series International Growth Fund	4.5	5.2
Fidelity Series International Small Cap Fund	1.0	1.2
Fidelity Series International Value Fund	4.8	5.2
	13.9	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.4	5.6
Fidelity Series Inflation-Protected Bond Index Fund	1.7	1.8
Fidelity Series Investment Grade Bond Fund	30.4	26.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	38.2	36.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	7.7
Fidelity Short-Term Bond Fund	5.5	6.3
	12.1	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.8%
International Equity Funds	13.9%
Bond Funds	38.2%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds**	35.1%
International Equity Funds	14.6%
Bond Funds	36.3%
Short-Term Funds	14.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,557,525	$ 59,703,584
Fidelity Series 1000 Value Index Fund (c)	3,168,082	35,482,518
Fidelity Series All-Sector Equity Fund (c)	14,308,386	213,194,944
Fidelity Series Blue Chip Growth Fund (c)	15,853,579	182,157,621
Fidelity Series Commodity Strategy Fund (a)(c)	6,580,559	48,893,557
Fidelity Series Equity-Income Fund (c)	20,648,353	268,428,595
Fidelity Series Growth & Income Fund (c)	15,434,596	206,514,888
Fidelity Series Growth Company Fund (c)	19,081,769	216,005,621
Fidelity Series Intrinsic Opportunities Fund (c)	9,313,701	131,602,594
Fidelity Series Opportunistic Insights Fund (c)	9,124,193	136,041,715
Fidelity Series Real Estate Equity Fund (c)	1,844,944	23,541,481
Fidelity Series Small Cap Discovery Fund (c)	3,057,473	29,993,808
Fidelity Series Small Cap Opportunities Fund (c)	8,483,134	103,154,912
Fidelity Series Stock Selector Large Cap Value Fund (c)	13,588,187	179,907,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,562,537,484)		1,834,623,429
International Equity Funds - 13.9%

Fidelity Series Emerging Markets Fund (c)	10,313,150	183,986,593
Fidelity Series International Growth Fund (c)	16,407,994	229,219,674
Fidelity Series International Small Cap Fund (c)	3,405,010	52,369,058
Fidelity Series International Value Fund (c)	22,701,052	246,306,419
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $627,876,276)		711,881,744
Bond Funds - 38.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,402,403	$ 34,840,611
Fidelity Series Floating Rate High Income Fund (c)	2,497,475	25,798,913
Fidelity Series High Income Fund (c)	22,042,065	225,269,903
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,744,711	86,747,535
Fidelity Series Investment Grade Bond Fund (c)	137,637,113	1,562,181,233
Fidelity Series Real Estate Income Fund (c)	2,202,535	24,315,985
TOTAL BOND FUNDS (Cost $1,977,270,888)		1,959,154,180
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	341,299,421	341,299,421
Fidelity Short-Term Bond Fund (c)	32,883,685	282,470,856
TOTAL SHORT-TERM FUNDS (Cost $630,079,483)		623,770,277
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,797,764,131)	5,129,429,630
NET OTHER ASSETS (LIABILITIES) - 0.0%	(45,516)
NET ASSETS - 100%	$ 5,129,384,114
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 418,224,875	$ 498,358	$ 77,423,811	$ 168,027	$ 341,299,421
Fidelity Series 100 Index Fund	56,501,356	3,883,916	4,825,824	-	59,703,584
Fidelity Series 1000 Value Index Fund	38,096,578	48,660	4,474,055	-	35,482,518
Fidelity Series All-Sector Equity Fund	232,484,736	273,699	31,523,774	-	213,194,944
Fidelity Series Blue Chip Growth Fund	178,547,607	7,908,447	14,886,552	174,204	182,157,621
Fidelity Series Commodity Strategy Fund	61,359,478	683,886	6,244,871	-	48,893,557
Fidelity Series Emerging Markets Debt Fund	33,936,822	3,332,459	2,568,960	983,421	34,840,611
Fidelity Series Emerging Markets Fund	163,736,237	22,536,267	7,796,182	-	183,986,593
Fidelity Series Equity-Income Fund	277,416,481	3,781,019	23,799,787	2,820,274	268,428,595
Fidelity Series Floating Rate High Income Fund	60,450,661	2,100,270	36,304,794	1,111,854	25,798,913
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 210,558,853	$ 6,824,085	$ 17,437,690	$ 1,754,458	$ 206,514,888
Fidelity Series Growth Company Fund	222,959,428	824,749	17,987,457	-	216,005,621
Fidelity Series High Income Fund	304,930,425	9,840,263	80,436,977	7,382,684	225,269,903
Fidelity Series Inflation-Protected Bond Index Fund	96,672,358	1,685,220	12,411,047	80,176	86,747,535
Fidelity Series International Growth Fund	280,773,999	211,962	48,955,530	-	229,219,674
Fidelity Series International Small Cap Fund	65,102,967	48,497	9,866,663	-	52,369,058
Fidelity Series International Value Fund	284,162,212	211,973	32,070,758	-	246,306,419
Fidelity Series Intrinsic Opportunities Fund	135,140,799	5,456,382	11,318,381	1,168,874	131,602,594
Fidelity Series Investment Grade Bond Fund	1,443,968,946	199,982,881	92,838,636	19,018,658	1,562,181,233
Fidelity Series Opportunistic Insights Fund	134,604,533	3,807,979	11,162,690	-	136,041,715
Fidelity Series Real Estate Equity Fund	26,666,981	1,275,575	4,260,061	228,066	23,541,481
Fidelity Series Real Estate Income Fund	26,083,652	1,557,261	2,834,798	641,070	24,315,985
Fidelity Series Small Cap Discovery Fund	33,947,819	539,155	2,916,579	22,114	29,993,808
Fidelity Series Small Cap Opportunities Fund	109,302,533	14,082,195	8,793,495	117,210	103,154,912
Fidelity Series Stock Selector Large Cap Value Fund	182,321,741	4,095,005	16,783,029	-	179,907,591
Fidelity Short-Term Bond Fund	341,984,979	1,831,362	61,397,169	1,509,758	282,470,856
Total	$ 5,419,937,056	$ 297,321,525	$ 641,319,570	$ 37,180,848	$ 5,129,429,630
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $4,797,764,131) - See accompanying schedule		$ 5,129,429,630
Cash		226
Receivable for investments sold		2,119,680
Receivable for fund shares sold		2,274,572
Other receivables		70,356
Total assets		5,133,894,464

Liabilities
Payable for investments purchased	$ 99
Payable for fund shares redeemed	4,439,894
Other payables and accrued expenses	70,357
Total liabilities		4,510,350

Net Assets		$ 5,129,384,114
Net Assets consist of:
Paid in capital		$ 4,743,824,091
Undistributed net investment income		36,837,109
Accumulated undistributed net realized gain (loss) on investments		17,057,415
Net unrealized appreciation (depreciation) on investments		331,665,499
Net Assets, for 330,163,723 shares outstanding		$ 5,129,384,114
Net Asset Value, offering price and redemption price per share ($5,129,384,114 ÷ 330,163,723 shares)		$ 15.54

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds (including $73,047,925 earned from affiliated issuers)		$ 37,180,848

Expenses
Independent trustees' compensation	$ 11,763
Total expenses before reductions	11,763
Expense reductions	(11,763)	-
Net investment income (loss)		37,180,848
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,204,308
Capital gain distributions from underlying funds	16,136,462
Total net realized gain (loss)		26,340,770
Change in net unrealized appreciation (depreciation) on underlying funds		43,286,535
Net gain (loss)		69,627,305
Net increase (decrease) in net assets resulting from operations		$ 106,808,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,180,848	$ 80,709,645
Net realized gain (loss)	26,340,770	306,363,482
Change in net unrealized appreciation (depreciation)	43,286,535	60,205,897
Net increase (decrease) in net assets resulting from operations	106,808,153	447,279,024
Distributions to shareholders from net investment income	(16,201,337)	(76,879,519)
Distributions to shareholders from net realized gain	(78,248,976)	(57,935,343)
Total distributions	(94,450,313)	(134,814,862)
Share transactions Proceeds from sales of shares	333,708,544	894,227,928
Reinvestment of distributions	93,610,716	133,669,782
Cost of shares redeemed	(730,214,444)	(1,799,731,983)
Net increase (decrease) in net assets resulting from share transactions	(302,895,184)	(771,834,273)
Total increase (decrease) in net assets	(290,537,344)	(459,370,111)

Net Assets
Beginning of period	5,419,921,458	5,879,291,569
End of period (including undistributed net investment income of $36,837,109 and undistributed net investment income of $15,857,598, respectively)	$ 5,129,384,114	$ 5,419,921,458
Other Information Shares
Sold	21,425,465	59,360,372
Issued in reinvestment of distributions	6,118,348	8,772,832
Redeemed	(46,901,192)	(119,469,549)
Net increase (decrease)	(19,357,379)	(51,336,345)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 14.67	$ 13.99	$ 14.05	$ 12.89	$ 9.87
Income from Investment Operations
Net investment income (loss) D	.11	.22	.22	.23	.22	.29
Net realized and unrealized gain (loss)	.19	.99	.80	.17	1.31	3.14
Total from investment operations	.30	1.21	1.02	.40	1.53	3.43
Distributions from net investment income	(.05)	(.21)	(.24)	(.26)	(.25)	(.31)
Distributions from net realized gain	(.23)	(.16)	(.10)	(.20)	(.12)	(.11)
Total distributions	(.27) I	(.37)	(.34)	(.46)	(.37)	(.41) H
Net asset value, end of period	$ 15.54	$ 15.51	$ 14.67	$ 13.99	$ 14.05	$ 12.89
Total ReturnB, C	1.99%	8.31%	7.43%	3.01%	12.02%	34.99%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.40% A	1.43%	1.54%	1.67%	1.64%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,129,384	$ 5,419,921	$ 5,879,292	$ 7,060,086	$ 9,701,251	$ 11,088,228
Portfolio turnover rate E	11% A	35%	19%	18%	34%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.227 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.3	1.2
Fidelity Series 1000 Value Index Fund	0.8	0.7
Fidelity Series All-Sector Equity Fund	4.7	4.8
Fidelity Series Blue Chip Growth Fund	4.1	3.8
Fidelity Series Commodity Strategy Fund	1.0	1.1
Fidelity Series Equity-Income Fund	6.0	5.9
Fidelity Series Growth & Income Fund	4.6	4.5
Fidelity Series Growth Company Fund	4.9	4.9
Fidelity Series Intrinsic Opportunities Fund	3.0	2.8
Fidelity Series Opportunistic Insights Fund	3.1	2.9
Fidelity Series Real Estate Equity Fund	0.5	0.6
Fidelity Series Small Cap Discovery Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	2.3	2.3
Fidelity Series Stock Selector Large Cap Value Fund	4.1	4.0
	41.1	40.2
International Equity Funds
Fidelity Series Emerging Markets Fund	4.0	3.4
Fidelity Series International Growth Fund	5.3	6.0
Fidelity Series International Small Cap Fund	1.2	1.4
Fidelity Series International Value Fund	5.6	6.0
	16.1	16.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.3	5.8
Fidelity Series Inflation-Protected Bond Index Fund	1.4	1.4
Fidelity Series Investment Grade Bond Fund	27.8	23.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	35.1	33.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	5.4
Fidelity Short-Term Bond Fund	3.5	4.4
	7.7	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	41.1%
International Equity Funds	16.1%
Bond Funds	35.1%
Short-Term Funds	7.7%

Six months ago
Domestic Equity Funds**	40.2%
International Equity Funds	16.8%
Bond Funds	33.2%
Short-Term Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
Fidelity Series 100 Index Fund (c)	6,300,217	$ 82,532,838
Fidelity Series 1000 Value Index Fund (c)	4,332,096	48,519,480
Fidelity Series All-Sector Equity Fund (c)	19,526,120	290,939,193
Fidelity Series Blue Chip Growth Fund (c)	21,779,177	250,242,747
Fidelity Series Commodity Strategy Fund (a)(c)	7,920,384	58,848,455
Fidelity Series Equity-Income Fund (c)	28,499,790	370,497,273
Fidelity Series Growth & Income Fund (c)	21,277,192	284,688,832
Fidelity Series Growth Company Fund (c)	26,628,950	301,439,709
Fidelity Series Intrinsic Opportunities Fund (c)	12,915,242	182,492,374
Fidelity Series Opportunistic Insights Fund (c)	12,556,128	187,211,867
Fidelity Series Real Estate Equity Fund (c)	2,575,751	32,866,577
Fidelity Series Small Cap Discovery Fund (c)	4,372,178	42,891,064
Fidelity Series Small Cap Opportunities Fund (c)	11,577,037	140,776,771
Fidelity Series Stock Selector Large Cap Value Fund (c)	18,753,239	248,292,888
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,113,075,280)		2,522,240,068
International Equity Funds - 16.1%

Fidelity Series Emerging Markets Fund (c)	13,872,302	247,481,870
Fidelity Series International Growth Fund (c)	23,152,753	323,443,953
Fidelity Series International Small Cap Fund (c)	4,805,161	73,903,382
Fidelity Series International Value Fund (c)	31,647,153	343,371,606
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $843,818,499)		988,200,811
Bond Funds - 35.1%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,011,568	$ 41,078,460
Fidelity Series Floating Rate High Income Fund (c)	2,992,864	30,916,289
Fidelity Series High Income Fund (c)	25,768,805	263,357,188
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,651,017	85,818,087
Fidelity Series Investment Grade Bond Fund (c)	150,218,786	1,704,983,221
Fidelity Series Real Estate Income Fund (c)	2,641,925	29,166,856
TOTAL BOND FUNDS (Cost $2,133,154,058)		2,155,320,101
Short-Term Funds - 7.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	257,117,849	257,117,849
Fidelity Short-Term Bond Fund (c)	24,827,620	213,269,253
TOTAL SHORT-TERM FUNDS (Cost $470,804,506)		470,387,102
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,560,852,343)		6,136,148,082
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,945)
NET ASSETS - 100%		$ 6,136,125,137
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 343,323,111	2,154,830	88,360,092	138,084	$ 257,117,849
Fidelity Series 100 Index Fund	74,144,497	9,215,468	6,356,179	-	82,532,838
Fidelity Series 1000 Value Index Fund	46,636,335	3,442,283	3,873,342	-	48,519,480
Fidelity Series All-Sector Equity Fund	304,480,675	1,497,257	31,022,232	-	290,939,193
Fidelity Series Blue Chip Growth Fund	245,927,345	9,867,567	19,783,219	239,225	250,242,747
Fidelity Series Commodity Strategy Fund	71,305,753	516,103	4,756,903	-	58,848,455
Fidelity Series Emerging Markets Debt Fund	38,684,092	4,761,804	2,478,893	1,141,655	41,078,460
Fidelity Series Emerging Markets Fund	221,111,054	28,581,297	9,995,413	-	247,481,870
Fidelity Series Equity-Income Fund	374,262,216	11,643,415	30,261,090	3,804,824	370,497,273
Fidelity Series Floating Rate High Income Fund	71,234,961	2,464,551	42,251,954	1,314,182	30,916,289
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 287,336,651	$ 11,522,513	$ 23,101,473	$ 2,395,063	$ 284,688,832
Fidelity Series Growth Company Fund	310,869,608	105,458	22,989,713	-	301,439,709
Fidelity Series High Income Fund	368,959,968	13,847,599	108,695,950	8,877,182	263,357,188
Fidelity Series Inflation-Protected Bond Index Fund	86,994,900	5,176,764	6,938,067	74,091	85,818,087
Fidelity Series International Growth Fund	379,239,842	3,337,175	55,096,901	-	323,443,953
Fidelity Series International Small Cap Fund	91,329,509	527,252	13,912,094	-	73,903,382
Fidelity Series International Value Fund	383,398,185	2,305,130	34,017,835	-	343,371,606
Fidelity Series Intrinsic Opportunities Fund	182,385,954	11,563,090	14,395,424	1,615,627	182,492,374
Fidelity Series Investment Grade Bond Fund	1,524,098,569	257,634,928	88,355,995	20,221,694	1,704,983,221
Fidelity Series Opportunistic Insights Fund	185,117,642	5,019,156	14,850,255	-	187,211,867
Fidelity Series Real Estate Equity Fund	37,652,632	9,144,130	13,941,573	351,842	32,866,577
Fidelity Series Real Estate Income Fund	30,501,002	1,653,567	2,383,312	765,583	29,166,856
Fidelity Series Small Cap Discovery Fund	46,909,221	2,094,674	3,918,986	30,563	42,891,064
Fidelity Series Small Cap Opportunities Fund	148,780,208	19,663,055	11,914,141	161,363	140,776,771
Fidelity Series Stock Selector Large Cap Value Fund	253,084,912	2,747,520	21,667,224	-	248,292,888
Fidelity Short-Term Bond Fund	280,721,154	3,118,899	70,613,218	1,242,623	213,269,253
Total	$ 6,388,489,996	$ 423,605,485	$ 745,931,478	$ 42,373,601	$ 6,136,148,082
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,560,852,343) - See accompanying schedule		$ 6,136,148,082
Cash		1,987
Receivable for investments sold		6,760,084
Receivable for fund shares sold		4,286,694
Total assets		6,147,196,847

Liabilities
Payable for investments purchased	$ 25,674
Payable for fund shares redeemed	11,046,036
Total liabilities		11,071,710

Net Assets		$ 6,136,125,137
Net Assets consist of:
Paid in capital		$ 5,496,632,841
Undistributed net investment income		42,110,510
Accumulated undistributed net realized gain (loss) on investments		22,086,047
Net unrealized appreciation (depreciation) on investments		575,295,739
Net Assets, for 482,591,156 shares outstanding		$ 6,136,125,137
Net Asset Value, offering price and redemption price per share ($6,136,125,137 ÷ 482,591,156 shares)		$ 12.71

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 42,373,601

Expenses
Independent trustees' compensation	$ 13,912
Total expenses before reductions	13,912
Expense reductions	(13,912)	-
Net investment income (loss)		42,373,601
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,523,831
Capital gain distributions from underlying funds	21,757,688
Total net realized gain (loss)		31,281,519
Change in net unrealized appreciation (depreciation) on underlying funds		60,392,128
Net gain (loss)		91,673,647
Net increase (decrease) in net assets resulting from operations		$ 134,047,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,373,601	$ 94,589,547
Net realized gain (loss)	31,281,519	315,329,933
Change in net unrealized appreciation (depreciation)	60,392,128	141,730,739
Net increase (decrease) in net assets resulting from operations	134,047,248	551,650,219
Distributions to shareholders from net investment income	(17,577,170)	(90,435,088)
Distributions to shareholders from net realized gain	(208,484,737)	(141,215,345)
Total distributions	(226,061,907)	(231,650,433)
Share transactions Proceeds from sales of shares	739,974,753	1,789,616,931
Reinvestment of distributions	224,698,409	230,425,067
Cost of shares redeemed	(1,125,018,863)	(2,458,725,456)
Net increase (decrease) in net assets resulting from share transactions	(160,345,701)	(438,683,458)
Total increase (decrease) in net assets	(252,360,360)	(118,683,672)

Net Assets
Beginning of period	6,388,485,497	6,507,169,169
End of period (including undistributed net investment income of $42,110,510 and undistributed net investment income of $17,314,079, respectively)	$ 6,136,125,137	$ 6,388,485,497
Other Information Shares
Sold	57,847,219	142,426,148
Issued in reinvestment of distributions	17,975,873	18,209,266
Redeemed	(87,979,658)	(195,752,343)
Net increase (decrease)	(12,156,566)	(35,116,929)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.28	$ 11.69	$ 11.74	$ 10.74	$ 8.13
Income from Investment Operations
Net investment income (loss) D	.09	.18	.18	.20	.18	.24
Net realized and unrealized gain (loss)	.17	.91	.69	.12	1.12	2.70
Total from investment operations	.26	1.09	.87	.32	1.30	2.94
Distributions from net investment income	(.04)	(.18)	(.20)	(.21)	(.20)	(.24)
Distributions from net realized gain	(.43)	(.28)	(.08)	(.16)	(.10)	(.09)
Total distributions	(.46) I	(.46)	(.28)	(.37)	(.30)	(.33) H
Net asset value, end of period	$ 12.71	$ 12.91	$ 12.28	$ 11.69	$ 11.74	$ 10.74
Total ReturnB, C	2.10%	8.95%	7.60%	2.95%	12.24%	36.33%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35% A	1.47%	1.57%	1.71%	1.66%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,136,125	$ 6,388,485	$ 6,507,169	$ 7,255,215	$ 8,851,315	$ 8,848,519
Portfolio turnover rate E	13% A	39%	23%	24%	43%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $ .091 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.427 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.5	1.3
Fidelity Series 1000 Value Index Fund	0.9	0.8
Fidelity Series All-Sector Equity Fund	5.2	5.2
Fidelity Series Blue Chip Growth Fund	4.5	4.3
Fidelity Series Commodity Strategy Fund	1.0	1.1
Fidelity Series Equity-Income Fund	6.7	6.5
Fidelity Series Growth & Income Fund	5.2	5.0
Fidelity Series Growth Company Fund	5.4	5.4
Fidelity Series Intrinsic Opportunities Fund	3.3	3.2
Fidelity Series Opportunistic Insights Fund	3.4	3.2
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Discovery Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	2.6	2.6
Fidelity Series Stock Selector Large Cap Value Fund	4.5	4.4
	45.5	44.3
International Equity Funds
Fidelity Series Emerging Markets Fund	4.5	3.9
Fidelity Series International Growth Fund	5.9	6.6
Fidelity Series International Small Cap Fund	1.3	1.5
Fidelity Series International Value Fund	6.0	6.6
	17.7	18.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	1.1
Fidelity Series High Income Fund	4.3	6.0
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.9
Fidelity Series Investment Grade Bond Fund	24.2	21.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	31.0	30.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.1	3.5
Fidelity Short-Term Bond Fund	2.7	2.9
	5.8	6.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	45.5%
International Equity Funds	17.7%
Bond Funds	31.0%
Short-Term Funds	5.8%

Six months ago
Domestic Equity Funds**	44.3%
International Equity Funds	18.6%
Bond Funds	30.7%
Short-Term Funds	6.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.5%
	Shares	Value
Fidelity Series 100 Index Fund (c)	15,046,852	$ 197,113,755
Fidelity Series 1000 Value Index Fund (c)	10,222,972	114,497,285
Fidelity Series All-Sector Equity Fund (c)	45,409,552	676,602,326
Fidelity Series Blue Chip Growth Fund (c)	50,719,888	582,771,507
Fidelity Series Commodity Strategy Fund (a)(c)	16,727,271	124,283,621
Fidelity Series Equity-Income Fund (c)	66,703,851	867,150,066
Fidelity Series Growth & Income Fund (c)	49,818,816	666,575,755
Fidelity Series Growth Company Fund (c)	62,096,875	702,936,630
Fidelity Series Intrinsic Opportunities Fund (c)	30,194,682	426,650,860
Fidelity Series Opportunistic Insights Fund (c)	29,366,308	437,851,650
Fidelity Series Real Estate Equity Fund (c)	5,988,473	76,412,919
Fidelity Series Small Cap Discovery Fund (c)	9,474,700	92,946,808
Fidelity Series Small Cap Opportunities Fund (c)	27,082,448	329,322,568
Fidelity Series Stock Selector Large Cap Value Fund (c)	43,827,928	580,281,762
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,932,062,124)		5,875,397,512
International Equity Funds - 17.7%

Fidelity Series Emerging Markets Fund (c)	32,614,506	581,842,794
Fidelity Series International Growth Fund (c)	54,404,187	760,026,497
Fidelity Series International Small Cap Fund (c)	11,291,615	173,665,034
Fidelity Series International Value Fund (c)	71,725,305	778,219,560
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,969,466,736)		2,293,753,885
Bond Funds - 31.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	8,509,598	$ 87,138,280
Fidelity Series Floating Rate High Income Fund (c)	6,314,436	65,228,128
Fidelity Series High Income Fund (c)	54,662,189	558,647,571
Fidelity Series Inflation-Protected Bond Index Fund (c)	11,328,431	112,378,038
Fidelity Series Investment Grade Bond Fund (c)	275,577,576	3,127,805,493
Fidelity Series Real Estate Income Fund (c)	5,555,200	61,329,404
TOTAL BOND FUNDS (Cost $3,991,476,027)		4,012,526,914
Short-Term Funds - 5.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	397,461,973	397,461,973
Fidelity Short-Term Bond Fund (c)	40,573,226	348,524,013
TOTAL SHORT-TERM FUNDS (Cost $743,732,146)		745,985,986
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,636,737,033)		12,927,664,297
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128,194)
NET ASSETS - 100%		$ 12,927,536,103
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 466,401,937	$ 4,431,108	$ 73,371,071	$ 190,753	$ 397,461,973
Fidelity Series 100 Index Fund	170,714,134	27,317,606	13,636,705	-	197,113,755
Fidelity Series 1000 Value Index Fund	106,653,964	11,109,150	8,683,686	-	114,497,285
Fidelity Series All-Sector Equity Fund	689,012,324	6,295,672	55,477,706	-	676,602,326
Fidelity Series Blue Chip Growth Fund	574,866,870	19,176,987	44,916,612	556,226	582,771,507
Fidelity Series Commodity Strategy Fund	152,205,617	2,029,925	12,562,217	-	124,283,621
Fidelity Series Emerging Markets Debt Fund	91,640,657	3,238,628	8,196,053	2,485,418	87,138,280
Fidelity Series Emerging Markets Fund	520,378,783	65,680,419	22,198,861	-	581,842,794
Fidelity Series Equity-Income Fund	865,558,337	32,736,856	65,740,054	8,834,260	867,150,066
Fidelity Series Floating Rate High Income Fund	146,038,914	3,887,020	83,581,739	2,723,669	65,228,128
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 666,200,956	$ 29,784,351	$ 50,343,404	$ 5,577,664	$ 666,575,755
Fidelity Series Growth Company Fund	715,780,446	403,469	44,454,871	-	702,936,630
Fidelity Series High Income Fund	800,653,966	33,842,943	252,022,323	19,493,280	558,647,571
Fidelity Series Inflation-Protected Bond Index Fund	126,348,976	1,446,153	16,522,408	106,798	112,378,038
Fidelity Series International Growth Fund	873,348,978	10,796,600	114,761,492	-	760,026,497
Fidelity Series International Small Cap Fund	202,752,005	1,900,456	21,570,674	-	173,665,034
Fidelity Series International Value Fund	882,234,808	8,308,212	93,413,332	-	778,219,560
Fidelity Series Intrinsic Opportunities Fund	428,212,561	24,083,550	32,748,342	3,776,457	426,650,860
Fidelity Series Investment Grade Bond Fund	2,873,877,960	392,730,963	161,080,330	37,946,600	3,127,805,493
Fidelity Series Opportunistic Insights Fund	435,329,662	9,732,407	35,339,386	-	437,851,650
Fidelity Series Real Estate Equity Fund	80,768,805	19,327,290	23,243,407	783,673	76,412,919
Fidelity Series Real Estate Income Fund	63,788,575	3,717,700	4,910,494	1,601,113	61,329,404
Fidelity Series Small Cap Discovery Fund	96,453,819	9,647,807	8,250,390	63,250	92,946,808
Fidelity Series Small Cap Opportunities Fund	347,048,808	44,711,211	25,481,452	381,047	329,322,568
Fidelity Series Stock Selector Large Cap Value Fund	585,492,849	8,552,912	46,637,260	-	580,281,762
Fidelity Short-Term Bond Fund	382,229,079	5,823,721	39,558,629	1,717,455	348,524,013
Total	$ 13,343,993,790	$ 780,713,116	$ 1,358,702,898	$ 86,237,663	$ 12,927,664,297
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $11,636,737,033) - See accompanying schedule		$ 12,927,664,297
Cash		1,475
Receivable for investments sold		8,016,774
Receivable for fund shares sold		8,089,818
Other receivables		122,985
Total assets		12,943,895,349

Liabilities
Payable for investments purchased	$ 98,932
Payable for fund shares redeemed	16,137,332
Other payables and accrued expenses	122,982
Total liabilities		16,359,246

Net Assets		$ 12,927,536,103
Net Assets consist of:
Paid in capital		$ 11,497,413,138
Undistributed net investment income		85,552,617
Accumulated undistributed net realized gain (loss) on investments		53,643,084
Net unrealized appreciation (depreciation) on investments		1,290,927,264
Net Assets, for 834,442,819 shares outstanding		$ 12,927,536,103
Net Asset Value, offering price and redemption price per share ($12,927,536,103 ÷ 834,442,819 shares)		$ 15.49

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 86,237,663

Expenses
Independent trustees' compensation	$ 29,164
Total expenses before reductions	29,164
Expense reductions	(29,164)	-
Net investment income (loss)		86,237,663
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	22,003,937
Capital gain distributions from underlying funds	50,252,223
Total net realized gain (loss)		72,256,160
Change in net unrealized appreciation (depreciation) on underlying funds		139,657,826
Net gain (loss)		211,913,986
Net increase (decrease) in net assets resulting from operations		$ 298,151,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,237,663	$ 200,826,961
Net realized gain (loss)	72,256,160	769,435,526
Change in net unrealized appreciation (depreciation)	139,657,826	291,167,426
Net increase (decrease) in net assets resulting from operations	298,151,649	1,261,429,913
Distributions to shareholders from net investment income	(35,042,012)	(195,765,130)
Distributions to shareholders from net realized gain	(513,115,277)	(306,443,495)
Total distributions	(548,157,289)	(502,208,625)
Share transactions Proceeds from sales of shares	1,243,796,644	2,983,245,610
Reinvestment of distributions	545,902,830	500,298,195
Cost of shares redeemed	(1,956,140,944)	(4,478,732,337)
Net increase (decrease) in net assets resulting from share transactions	(166,441,470)	(995,188,532)
Total increase (decrease) in net assets	(416,447,110)	(235,967,244)

Net Assets
Beginning of period	13,343,983,213	13,579,950,457
End of period (including undistributed net investment income of $85,552,617 and undistributed net investment income of $34,356,966, respectively)	$ 12,927,536,103	$ 13,343,983,213
Other Information Shares
Sold	79,729,911	194,232,688
Issued in reinvestment of distributions	35,891,046	32,283,255
Redeemed	(125,354,100)	(291,421,357)
Net increase (decrease)	(9,733,143)	(64,905,414)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 14.94	$ 14.16	$ 14.33	$ 12.98	$ 9.42
Income from Investment Operations
Net investment income (loss) D	.10	.23	.24	.24	.22	.27
Net realized and unrealized gain (loss)	.24	1.22	.89	.08	1.50	3.68
Total from investment operations	.34	1.45	1.13	.32	1.72	3.95
Distributions from net investment income	(.04)	(.23)	(.25)	(.26)	(.24)	(.29)
Distributions from net realized gain	(.62)	(.36)	(.10)	(.22)	(.14)	(.11)
Total distributions	(.66)	(.58) K	(.35)	(.49) J	(.37) I	(.39) H
Net asset value, end of period	$ 15.49	$ 15.81	$ 14.94	$ 14.16	$ 14.33	$ 12.98
Total Return B, C	2.21%	9.83%	8.12%	2.45%	13.47%	42.19%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.30% A	1.49%	1.65%	1.74%	1.69%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,927,536	$ 13,343,983	$ 13,579,950	$ 15,423,976	$ 19,923,391	$ 20,563,040
Portfolio turnover rate E	12% A	39%	25%	24%	42%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

K Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.8	1.5
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	6.1	6.1
Fidelity Series Blue Chip Growth Fund	5.2	5.1
Fidelity Series Commodity Strategy Fund	1.0	1.3
Fidelity Series Equity-Income Fund	7.8	7.5
Fidelity Series Growth & Income Fund	6.0	5.8
Fidelity Series Growth Company Fund	6.2	6.3
Fidelity Series Intrinsic Opportunities Fund	3.8	3.7
Fidelity Series Opportunistic Insights Fund	3.9	3.8
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Discovery Fund	0.9	0.9
Fidelity Series Small Cap Opportunities Fund	3.0	3.1
Fidelity Series Stock Selector Large Cap Value Fund	5.2	4.9
	52.6	51.7
International Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.6
Fidelity Series International Growth Fund	6.9	7.7
Fidelity Series International Small Cap Fund	1.6	1.8
Fidelity Series International Value Fund	7.2	7.7
	21.2	21.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.9
Fidelity Series High Income Fund	4.7	6.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.5
Fidelity Series Investment Grade Bond Fund	18.6	17.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	25.5	26.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.4	0.3
Fidelity Short-Term Bond Fund	0.3	0.2
	0.7	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	52.6%
International Equity Funds	21.2%
Bond Funds	25.5%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	51.7%
International Equity Funds	21.8%
Bond Funds	26.0%
Short-Term Funds	0.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.6%
	Shares	Value
Fidelity Series 100 Index Fund (c)	12,105,769	$ 158,585,575
Fidelity Series 1000 Value Index Fund (c)	8,055,131	90,217,468
Fidelity Series All-Sector Equity Fund (c)	35,892,442	534,797,388
Fidelity Series Blue Chip Growth Fund (c)	40,128,023	461,070,985
Fidelity Series Commodity Strategy Fund (a)(c)	11,366,111	84,450,203
Fidelity Series Equity-Income Fund (c)	52,641,026	684,333,339
Fidelity Series Growth & Income Fund (c)	39,258,646	525,280,690
Fidelity Series Growth Company Fund (c)	48,526,447	549,319,381
Fidelity Series Intrinsic Opportunities Fund (c)	23,786,040	336,096,748
Fidelity Series Opportunistic Insights Fund (c)	23,276,022	347,045,494
Fidelity Series Real Estate Equity Fund (c)	4,748,474	60,590,533
Fidelity Series Small Cap Discovery Fund (c)	7,825,007	76,763,321
Fidelity Series Small Cap Opportunities Fund (c)	21,812,125	265,235,438
Fidelity Series Stock Selector Large Cap Value Fund (c)	34,437,098	455,947,174
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,893,963,344)		4,629,733,737
International Equity Funds - 21.2%

Fidelity Series Emerging Markets Fund (c)	27,418,485	489,145,775
Fidelity Series International Growth Fund (c)	43,257,011	604,300,437
Fidelity Series International Small Cap Fund (c)	8,978,472	138,088,902
Fidelity Series International Value Fund (c)	58,752,342	637,462,911
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,599,668,739)		1,868,998,025
Bond Funds - 25.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	5,749,119	$ 58,870,980
Fidelity Series Floating Rate High Income Fund (c)	4,313,345	44,556,859
Fidelity Series High Income Fund (c)	40,993,066	418,949,138
Fidelity Series Inflation-Protected Bond Index Fund (c)	4,449,325	44,137,309
Fidelity Series Investment Grade Bond Fund (c)	144,571,215	1,640,883,297
Fidelity Series Real Estate Income Fund (c)	3,782,554	41,759,392
TOTAL BOND FUNDS (Cost $2,227,734,081)		2,249,156,975
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	35,569,926	35,569,926
Fidelity Short-Term Bond Fund (c)	3,370,663	28,953,999
TOTAL SHORT-TERM FUNDS (Cost $64,448,445)		64,523,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,785,814,609)		8,812,412,662
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,305)
NET ASSETS - 100%		$ 8,812,411,357
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 22,696,772	$ 14,859,982	$ 1,986,829	$ 10,673	$ 35,569,926
Fidelity Series 100 Index Fund	135,981,212	22,210,031	9,803,253	-	158,585,575
Fidelity Series 1000 Value Index Fund	90,366,773	2,968,795	7,437,907	-	90,217,468
Fidelity Series All-Sector Equity Fund	539,615,520	12,407,408	45,959,477	-	534,797,388
Fidelity Series Blue Chip Growth Fund	450,138,170	17,854,554	33,281,691	437,797	461,070,985
Fidelity Series Commodity Strategy Fund	111,369,829	2,541,436	17,567,129	-	84,450,203
Fidelity Series Emerging Markets Debt Fund	60,799,948	2,707,000	4,941,561	1,672,294	58,870,980
Fidelity Series Emerging Markets Fund	411,909,585	80,571,294	16,612,236	-	489,145,775
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund	$ 666,794,181	$ 39,017,335	$ 48,090,972	$ 6,822,085	$ 684,333,339
Fidelity Series Floating Rate High Income Fund	80,433,032	2,906,112	38,076,124	1,568,915	44,556,859
Fidelity Series Growth & Income Fund	514,444,684	31,649,984	36,958,094	4,318,129	525,280,690
Fidelity Series Growth Company Fund	554,554,808	638,267	30,112,057	-	549,319,381
Fidelity Series High Income Fund	558,444,640	28,134,816	150,487,076	13,721,813	418,949,138
Fidelity Series Inflation-Protected Bond Index Fund	46,324,698	3,561,626	6,137,054	40,279	44,137,309
Fidelity Series International Growth Fund	677,952,768	17,288,400	83,390,676	-	604,300,437
Fidelity Series International Small Cap Fund	163,071,946	3,254,534	20,838,480	-	138,088,902
Fidelity Series International Value Fund	682,890,475	14,006,910	44,015,272	-	637,462,911
Fidelity Series Intrinsic Opportunities Fund	331,697,110	22,960,321	23,963,793	2,967,227	336,096,748
Fidelity Series Investment Grade Bond Fund	1,516,542,260	178,714,039	66,204,870	20,555,226	1,640,883,297
Fidelity Series Opportunistic Insights Fund	338,726,862	12,066,503	25,838,000	-	347,045,494
Fidelity Series Real Estate Equity Fund	60,585,246	16,310,052	15,733,388	604,784	60,590,533
Fidelity Series Real Estate Income Fund	42,376,447	3,123,079	2,866,018	1,077,280	41,759,392
Fidelity Series Small Cap Discovery Fund	80,274,543	6,511,337	5,998,281	52,921	76,763,321
Fidelity Series Small Cap Opportunities Fund	273,900,130	39,310,545	18,553,837	304,276	265,235,438
Fidelity Series Stock Selector Large Cap Value Fund	434,700,255	27,517,508	31,085,351	-	455,947,174
Fidelity Short-Term Bond Fund	18,560,826	12,072,507	1,667,248	94,606	28,953,999
Total	$ 8,865,152,720	$ 615,164,375	$ 787,606,674	$ 54,248,305	$ 8,812,412,662
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $7,785,814,609) - See accompanying schedule		$ 8,812,412,662
Receivable for investments sold		1,909,641
Receivable for fund shares sold		8,155,674
Total assets		8,822,477,977

Liabilities
Payable for investments purchased	$ 18,376
Payable for fund shares redeemed	10,048,244
Total liabilities		10,066,620

Net Assets		$ 8,812,411,357
Net Assets consist of:
Paid in capital		$ 7,687,704,590
Undistributed net investment income		53,617,138
Accumulated undistributed net realized gain (loss) on investments		44,491,576
Net unrealized appreciation (depreciation) on investments		1,026,598,053
Net Assets, for 665,259,844 shares outstanding		$ 8,812,411,357
Net Asset Value, offering price and redemption price per share ($8,812,411,357 ÷ 665,259,844 shares)		$ 13.25
Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 54,248,305

Expenses
Independent trustees' compensation	$ 19,506
Total expenses before reductions	19,506
Expense reductions	(19,506)	-
Net investment income (loss)		54,248,305
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,517,200
Capital gain distributions from underlying funds	39,045,955
Total net realized gain (loss)		54,563,155
Change in net unrealized appreciation (depreciation) on underlying funds		104,185,038
Net gain (loss)		158,748,193
Net increase (decrease) in net assets resulting from operations		$ 212,996,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,248,305	$ 131,256,193
Net realized gain (loss)	54,563,155	508,228,772
Change in net unrealized appreciation (depreciation)	104,185,038	339,592,482
Net increase (decrease) in net assets resulting from operations	212,996,498	979,077,447
Distributions to shareholders from net investment income	(20,163,298)	(128,129,218)
Distributions to shareholders from net realized gain	(339,523,757)	(255,623,742)
Total distributions	(359,687,055)	(383,752,960)
Share transactions Proceeds from sales of shares	990,825,233	2,313,017,183
Reinvestment of distributions	358,641,939	382,765,357
Cost of shares redeemed	(1,255,517,927)	(2,655,839,084)
Net increase (decrease) in net assets resulting from share transactions	93,949,245	39,943,456
Total increase (decrease) in net assets	(52,741,312)	635,267,943

Net Assets
Beginning of period	8,865,152,669	8,229,884,726
End of period (including undistributed net investment income of $53,617,138 and undistributed net investment income of $19,532,131, respectively)	$ 8,812,411,357	$ 8,865,152,669
Other Information Shares
Sold	74,281,544	177,835,325
Issued in reinvestment of distributions	27,651,653	29,206,295
Redeemed	(94,075,151)	(203,894,544)
Net increase (decrease)	7,858,046	3,147,076

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.58	$ 11.81	$ 12.02	$ 10.77	$ 7.68
Income from Investment Operations
Net investment income (loss) D	.08	.20	.21	.20	.18	.22
Net realized and unrealized gain (loss)	.23	1.30	.84	-	1.37	3.18
Total from investment operations	.31	1.50	1.05	.20	1.55	3.40
Distributions from net investment income	(.03)	(.20)	(.22)	(.22)	(.19)	(.21)
Distributions from net realized gain	(.52)	(.39)	(.06)	(.19)	(.11)	(.10)
Total distributions	(.55)	(.59)	(.28)	(.41)	(.30)	(.31) H
Net asset value, end of period	$ 13.25	$ 13.49	$ 12.58	$ 11.81	$ 12.02	$ 10.77
Total Return B, C	2.41%	12.08%	9.03%	1.93%	14.57%	44.43%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.22% A	1.53%	1.73%	1.75%	1.67%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,812,411	$ 8,865,153	$ 8,229,885	$ 8,598,936	$ 10,159,991	$ 9,301,452
Portfolio turnover rate E	14% A	46%	31%	28%	49%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.2	1.8
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	7.1	6.9
Fidelity Series Blue Chip Growth Fund	6.1	5.9
Fidelity Series Commodity Strategy Fund	1.0	1.2
Fidelity Series Equity-Income Fund	9.2	9.0
Fidelity Series Growth & Income Fund	7.1	6.9
Fidelity Series Growth Company Fund	7.4	7.4
Fidelity Series Intrinsic Opportunities Fund	4.6	4.4
Fidelity Series Opportunistic Insights Fund	4.6	4.5
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Discovery Fund	1.1	1.0
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
Fidelity Series Stock Selector Large Cap Value Fund	6.1	6.0
	62.0	60.5
International Equity Funds
Fidelity Series Emerging Markets Fund	6.4	5.5
Fidelity Series International Growth Fund	8.3	9.1
Fidelity Series International Small Cap Fund	1.9	2.0
Fidelity Series International Value Fund	8.6	9.1
	25.2	25.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.8
Fidelity Series High Income Fund	4.7	6.6
Fidelity Series Inflation-Protected Bond Index Fund	0.1	0.1
Fidelity Series Investment Grade Bond Fund	6.3	5.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	12.8	13.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0
Fidelity Short-Term Bond Fund	0.0*	0.0
	0.0*	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	62.0%
International Equity Funds	25.2%
Bond Funds	12.8%
Short-Term Funds	0.0%*

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	25.7%
Bond Funds	13.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (c)	17,854,882	$ 233,898,950
Fidelity Series 1000 Value Index Fund (c)	11,605,252	129,978,827
Fidelity Series All-Sector Equity Fund (c)	51,360,968	765,278,418
Fidelity Series Blue Chip Growth Fund (c)	57,232,081	657,596,606
Fidelity Series Commodity Strategy Fund (a)(c)	14,415,428	107,106,634
Fidelity Series Equity-Income Fund (c)	76,084,161	989,094,091
Fidelity Series Growth & Income Fund (c)	56,865,575	760,861,397
Fidelity Series Growth Company Fund (c)	70,174,792	794,378,645
Fidelity Series Intrinsic Opportunities Fund (c)	34,537,378	488,013,154
Fidelity Series Opportunistic Insights Fund (c)	33,235,255	495,537,655
Fidelity Series Real Estate Equity Fund (c)	6,770,506	86,391,654
Fidelity Series Small Cap Discovery Fund (c)	11,461,953	112,441,755
Fidelity Series Small Cap Opportunities Fund (c)	31,129,160	378,530,589
Fidelity Series Stock Selector Large Cap Value Fund (c)	49,509,504	655,505,839
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,649,923,794)		6,654,614,214
International Equity Funds - 25.2%

Fidelity Series Emerging Markets Fund (c)	38,600,715	688,636,762
Fidelity Series International Growth Fund (c)	63,863,434	892,172,169
Fidelity Series International Small Cap Fund (c)	13,254,445	203,853,361
Fidelity Series International Value Fund (c)	84,832,916	920,437,138
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,381,373,661)		2,705,099,430
Bond Funds - 12.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	7,088,116	$ 72,582,306
Fidelity Series Floating Rate High Income Fund (c)	5,271,790	54,457,596
Fidelity Series High Income Fund (c)	49,185,740	502,678,260
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,529,570	15,173,330
Fidelity Series Investment Grade Bond Fund (c)	59,999,966	680,999,612
Fidelity Series Real Estate Income Fund (c)	4,632,008	51,137,369
TOTAL BOND FUNDS (Cost $1,360,628,830)		1,377,028,473
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	107,299	107,299
Fidelity Short-Term Bond Fund (c)	6,243	53,626
TOTAL SHORT-TERM FUNDS (Cost $160,925)		160,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,392,087,210)		10,736,903,042
NET OTHER ASSETS (LIABILITIES) - 0.0%		12,566
NET ASSETS - 100%		$ 10,736,915,608
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 107,299	$ -	$ 1	$ 107,299
Fidelity Series 100 Index Fund	196,854,718	37,134,427	15,421,735	-	233,898,950
Fidelity Series 1000 Value Index Fund	132,719,985	2,348,119	11,401,334	-	129,978,827
Fidelity Series All-Sector Equity Fund	750,530,409	31,423,383	57,359,835	-	765,278,418
Fidelity Series Blue Chip Growth Fund	645,355,733	22,557,525	48,167,518	628,204	657,596,606
Fidelity Series Commodity Strategy Fund	130,856,874	1,879,404	10,938,488	-	107,106,634
Fidelity Series Emerging Markets Debt Fund	74,886,059	2,856,219	5,527,052	2,061,933	72,582,306
Fidelity Series Emerging Markets Fund	600,517,152	90,953,682	23,413,463	-	688,636,762
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund	$ 979,306,437	$ 46,372,494	$ 75,352,129	$ 9,976,001	$ 989,094,091
Fidelity Series Floating Rate High Income Fund	92,954,002	2,986,554	40,646,657	1,821,628	54,457,596
Fidelity Series Growth & Income Fund	751,040,925	44,802,573	58,325,139	6,273,306	760,861,397
Fidelity Series Growth Company Fund	812,968,012	862,699	54,090,670	-	794,378,645
Fidelity Series High Income Fund	718,813,081	28,491,015	222,622,631	17,375,956	502,678,260
Fidelity Series Inflation-Protected Bond Index Fund	11,883,054	4,051,418	775,381	10,783	15,173,330
Fidelity Series International Growth Fund	994,811,339	12,385,041	103,962,542	-	892,172,169
Fidelity Series International Small Cap Fund	223,138,476	4,423,158	13,008,604	-	203,853,361
Fidelity Series International Value Fund	991,907,231	12,282,199	61,633,774	-	920,437,138
Fidelity Series Intrinsic Opportunities Fund	487,259,008	30,470,694	37,604,535	4,313,487	488,013,154
Fidelity Series Investment Grade Bond Fund	556,116,244	149,603,905	29,097,144	8,101,802	680,999,612
Fidelity Series Opportunistic Insights Fund	490,214,253	10,723,774	37,154,883	-	495,537,655
Fidelity Series Real Estate Equity Fund	77,738,879	31,064,909	21,255,831	860,518	86,391,654
Fidelity Series Real Estate Income Fund	52,085,449	3,289,167	3,166,895	1,320,736	51,137,369
Fidelity Series Small Cap Discovery Fund	111,913,861	15,519,053	9,227,103	73,001	112,441,755
Fidelity Series Small Cap Opportunities Fund	397,238,995	52,393,244	29,077,336	444,855	378,530,589
Fidelity Series Stock Selector Large Cap Value Fund	652,438,477	16,788,936	50,099,624	-	655,505,839
Fidelity Short-Term Bond Fund	-	53,626	-	5	53,626
Total	$ 10,933,548,653	$ 655,824,517	$ 1,019,330,303	$ 53,262,216	$ 10,736,903,042
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $9,392,087,210) - See accompanying schedule		$ 10,736,903,042
Cash		1,150
Receivable for investments sold		3,918,128
Receivable for fund shares sold		7,924,920
Other receivables		87,245
Total assets		10,748,834,485

Liabilities
Payable for fund shares redeemed	$ 11,831,631
Other payables and accrued expenses	87,246
Total liabilities		11,918,877

Net Assets		$ 10,736,915,608
Net Assets consist of:
Paid in capital		$ 9,277,602,679
Undistributed net investment income		52,858,698
Accumulated undistributed net realized gain (loss) on investments		61,638,399
Net unrealized appreciation (depreciation) on investments		1,344,815,832
Net Assets, for 660,327,290 shares outstanding		$ 10,736,915,608
Net Asset Value, offering price and redemption price per share ($10,736,915,608 ÷ 660,327,290 shares)		$ 16.26

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,262,216

Expenses
Independent trustees' compensation	$ 24,001
Total expenses before reductions	24,001
Expense reductions	(24,001)	-
Net investment income (loss)		53,262,216
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	25,560,352
Capital gain distributions from underlying funds	55,599,730
Total net realized gain (loss)		81,160,082
Change in net unrealized appreciation (depreciation) on underlying funds		141,300,962
Net gain (loss)		222,461,044
Net increase (decrease) in net assets resulting from operations		$ 275,723,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,262,216	$ 164,058,689
Net realized gain (loss)	81,160,082	675,797,127
Change in net unrealized appreciation (depreciation)	141,300,962	507,568,680
Net increase (decrease) in net assets resulting from operations	275,723,260	1,347,424,496
Distributions to shareholders from net investment income	(15,741,239)	(169,795,986)
Distributions to shareholders from net realized gain	(388,281,163)	(171,704,685)
Total distributions	(404,022,402)	(341,500,671)
Share transactions Proceeds from sales of shares	1,011,340,773	2,439,155,764
Reinvestment of distributions	402,941,787	340,644,395
Cost of shares redeemed	(1,482,616,549)	(3,488,572,553)
Net increase (decrease) in net assets resulting from share transactions	(68,333,989)	(708,772,394)
Total increase (decrease) in net assets	(196,633,131)	297,151,431

Net Assets
Beginning of period	10,933,548,739	10,636,397,308
End of period (including undistributed net investment income of $52,858,698 and undistributed net investment income of $15,337,721, respectively)	$ 10,736,915,608	$ 10,933,548,739
Other Information Shares
Sold	61,825,157	154,825,192
Issued in reinvestment of distributions	25,374,170	21,082,429
Redeemed	(90,593,804)	(220,419,480)
Net increase (decrease)	(3,394,477)	(44,511,859)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 15.02	$ 14.07	$ 14.40	$ 12.87	$ 8.97
Income from Investment Operations
Net investment income (loss) D	.08	.24	.25	.24	.21	.23
Net realized and unrealized gain (loss)	.33	1.71	1.04	(.07)	1.67	4.02
Total from investment operations	.41	1.95	1.29	.17	1.88	4.25
Distributions from net investment income	(.02)	(.25)	(.27)	(.26)	(.22)	(.24)
Distributions from net realized gain	(.59)	(.25)	(.07)	(.24)	(.13)	(.11)
Total distributions	(.62) I	(.50)	(.34)	(.50)	(.35)	(.35) H
Net asset value, end of period	$ 16.26	$ 16.47	$ 15.02	$ 14.07	$ 14.40	$ 12.87
Total Return B, C	2.55%	13.08%	9.30%	1.48%	14.81%	47.57%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.98% A	1.50%	1.77%	1.75%	1.62%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,736,916	$ 10,933,549	$ 10,636,397	$ 11,654,912	$ 14,745,053	$ 14,595,428
Portfolio turnover rate E	12% A	54%	29%	26%	44%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

I Total distributions of $.62 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.592 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	1.9
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.4
Fidelity Series Blue Chip Growth Fund	6.5	6.2
Fidelity Series Commodity Strategy Fund	1.0	0.9
Fidelity Series Equity-Income Fund	9.8	9.5
Fidelity Series Growth & Income Fund	7.5	7.2
Fidelity Series Growth Company Fund	7.9	7.6
Fidelity Series Intrinsic Opportunities Fund	4.8	4.7
Fidelity Series Opportunistic Insights Fund	4.9	4.6
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Discovery Fund	1.1	1.1
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.5	6.3
	65.9	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.6
Fidelity Series International Growth Fund	9.1	9.5
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	9.1	9.5
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.7
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
Fidelity Short-Term Bond Fund	0.2	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	10,839,820	$ 142,001,648
Fidelity Series 1000 Value Index Fund (c)	6,959,407	77,945,355
Fidelity Series All-Sector Equity Fund (c)	31,153,143	464,181,828
Fidelity Series Blue Chip Growth Fund (c)	34,868,585	400,640,042
Fidelity Series Commodity Strategy Fund (a)(c)	7,978,928	59,283,437
Fidelity Series Equity-Income Fund (c)	46,251,481	601,269,256
Fidelity Series Growth & Income Fund (c)	34,540,047	462,145,823
Fidelity Series Growth Company Fund (c)	42,551,614	481,684,266
Fidelity Series Intrinsic Opportunities Fund (c)	20,997,948	296,701,006
Fidelity Series Opportunistic Insights Fund (c)	20,240,938	301,792,385
Fidelity Series Real Estate Equity Fund (c)	4,119,188	52,560,835
Fidelity Series Small Cap Discovery Fund (c)	6,864,176	67,337,566
Fidelity Series Small Cap Opportunities Fund (c)	19,000,821	231,049,989
Fidelity Series Stock Selector Large Cap Value Fund (c)	30,152,281	399,216,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,418,830,793)		4,037,809,632
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	22,632,590	403,765,413
Fidelity Series International Growth Fund (c)	39,951,200	558,118,263
Fidelity Series International Small Cap Fund (c)	8,013,942	123,254,424
Fidelity Series International Value Fund (c)	51,496,633	558,738,463
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,423,786,480)		1,643,876,563
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,994,197	$ 40,900,573
Fidelity Series Floating Rate High Income Fund (c)	3,014,223	31,136,919
Fidelity Series High Income Fund (c)	26,632,906	272,188,304
Fidelity Series Investment Grade Bond Fund (c)	2,750,572	31,218,990
Fidelity Series Real Estate Income Fund (c)	2,647,553	29,228,983
TOTAL BOND FUNDS (Cost $394,981,172)		404,673,769
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	28,300,673	28,300,673
Fidelity Short-Term Bond Fund (c)	1,810,959	15,556,136
TOTAL SHORT-TERM FUNDS (Cost $43,856,809)		43,856,809
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,281,455,254)		6,130,216,773
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,095
NET ASSETS - 100%		$ 6,130,219,868
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 28,300,673	$ -	$ 520	$ 28,300,673
Fidelity Series 100 Index Fund	116,855,094	57,489,055	41,649,050	-	142,001,648
Fidelity Series 1000 Value Index Fund	78,969,816	2,820,052	7,535,570	-	77,945,355
Fidelity Series All-Sector Equity Fund	455,645,924	16,046,441	32,016,180	-	464,181,828
Fidelity Series Blue Chip Growth Fund	384,199,586	22,439,151	28,968,505	381,817	400,640,042
Fidelity Series Commodity Strategy Fund	59,625,273	10,878,281	3,148,582	-	59,283,437
Fidelity Series Emerging Markets Debt Fund	42,339,110	2,184,755	3,811,364	1,158,124	40,900,573
Fidelity Series Emerging Markets Fund	345,709,520	60,993,865	14,485,044	-	403,765,413
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund	$ 585,356,017	$ 36,364,346	$ 43,937,882	$ 6,004,845	$ 601,269,256
Fidelity Series Floating Rate High Income Fund	46,886,694	1,927,930	17,231,452	922,024	31,136,919
Fidelity Series Growth & Income Fund	445,453,573	35,952,069	33,287,711	3,749,944	462,145,823
Fidelity Series Growth Company Fund	471,518,107	536,391	11,593,292	-	481,684,266
Fidelity Series High Income Fund	411,114,191	18,512,212	144,889,341	9,750,872	272,188,304
Fidelity Series International Growth Fund	584,594,559	18,243,677	37,435,841	-	558,118,263
Fidelity Series International Small Cap Fund	131,044,568	6,127,835	7,455,844	-	123,254,424
Fidelity Series International Value Fund	589,329,236	18,886,441	36,083,512	-	558,738,463
Fidelity Series Intrinsic Opportunities Fund	289,015,131	24,173,853	21,063,670	2,620,064	296,701,006
Fidelity Series Investment Grade Bond Fund	90,966,353	7,597,409	68,149,606	1,072,798	31,218,990
Fidelity Series Opportunistic Insights Fund	285,023,821	18,448,863	20,872,280	-	301,792,385
Fidelity Series Real Estate Equity Fund	50,522,403	7,446,663	4,613,737	488,026	52,560,835
Fidelity Series Real Estate Income Fund	29,556,336	2,452,513	2,165,854	748,789	29,228,983
Fidelity Series Small Cap Discovery Fund	67,629,258	8,289,652	5,203,836	44,884	67,337,566
Fidelity Series Small Cap Opportunities Fund	233,044,554	39,810,869	16,673,985	270,126	231,049,989
Fidelity Series Stock Selector Large Cap Value Fund	388,744,710	17,525,183	28,939,505	-	399,216,196
Fidelity Short-Term Bond Fund	-	15,556,136	-	3,075	15,556,136
Total	$ 6,183,143,834	$ 479,004,315	$ 631,211,643	$ 27,215,908	$ 6,130,216,773
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,281,455,254) - See accompanying schedule		$ 6,130,216,773
Cash		3,116
Receivable for investments sold		262,342
Receivable for fund shares sold		7,305,095
Total assets		6,137,787,326

Liabilities
Payable for investments purchased	$ 532,369
Payable for fund shares redeemed	7,035,089
Total liabilities		7,567,458

Net Assets		$ 6,130,219,868
Net Assets consist of:
Paid in capital		$ 5,218,204,178
Undistributed net investment income		27,048,438
Accumulated undistributed net realized gain (loss) on investments		36,205,733
Net unrealized appreciation (depreciation) on investments		848,761,519
Net Assets, for 458,755,896 shares outstanding		$ 6,130,219,868
Net Asset Value, offering price and redemption price per share ($6,130,219,868 ÷ 458,755,896 shares)		$ 13.36

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,215,908

Expenses
Independent trustees' compensation	$ 13,618
Total expenses before reductions	13,618
Expense reductions	(13,618)	-
Net investment income (loss)		27,215,908
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,428,238
Capital gain distributions from underlying funds	33,549,558
Total net realized gain (loss)		43,977,796
Change in net unrealized appreciation (depreciation) on underlying funds		88,855,139
Net gain (loss)		132,832,935
Net increase (decrease) in net assets resulting from operations		$ 160,048,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,215,908	$ 84,570,749
Net realized gain (loss)	43,977,796	394,327,659
Change in net unrealized appreciation (depreciation)	88,855,139	341,346,689
Net increase (decrease) in net assets resulting from operations	160,048,843	820,245,097
Distributions to shareholders from net investment income	(7,642,461)	(86,034,343)
Distributions to shareholders from net realized gain	(259,393,172)	(258,952,323)
Total distributions	(267,035,633)	(344,986,666)
Share transactions Proceeds from sales of shares	711,116,594	1,702,143,678
Reinvestment of distributions	266,597,046	344,488,628
Cost of shares redeemed	(923,650,984)	(1,987,277,487)
Net increase (decrease) in net assets resulting from share transactions	54,062,656	59,354,819
Total increase (decrease) in net assets	(52,924,134)	534,613,250

Net Assets
Beginning of period	6,183,144,002	5,648,530,752
End of period (including undistributed net investment income of $27,048,438 and undistributed net investment income of $7,474,991, respectively)	$ 6,130,219,868	$ 6,183,144,002
Other Information Shares
Sold	52,829,726	130,400,080
Issued in reinvestment of distributions	20,444,559	26,279,054
Redeemed	(68,573,073)	(151,979,015)
Net increase (decrease)	4,701,212	4,700,119

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 12.57	$ 11.68	$ 12.04	$ 10.66	$ 7.36
Income from Investment Operations
Net investment income (loss) D	.06	.18	.20	.18	.16	.18
Net realized and unrealized gain (loss)	.27	1.63	.93	(.14)	1.48	3.40
Total from investment operations	.33	1.81	1.13	.04	1.64	3.58
Distributions from net investment income	(.02)	(.19)	(.21)	(.19)	(.17)	(.18)
Distributions from net realized gain	(.58)	(.57)	(.03)	(.21)	(.10)	(.10)
Total distributions	(.59) H	(.76)	(.24)	(.40)	(.26) I	(.28) J
Net asset value, end of period	$ 13.36	$ 13.62	$ 12.57	$ 11.68	$ 12.04	$ 10.66
Total Return B, C	2.56%	14.76%	9.85%	.63%	15.63%	48.79%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.88% A	1.42%	1.70%	1.57%	1.49%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,130,220	$ 6,183,144	$ 5,648,531	$ 5,857,392	$ 6,909,265	$ 6,082,003
Portfolio turnover rate E	15% A	54%	36%	30%	47%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $0.577 and distributions from net realized gain of $0.017 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	1.9
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.6
Fidelity Series Blue Chip Growth Fund	6.5	6.2
Fidelity Series Commodity Strategy Fund	1.0	1.0
Fidelity Series Equity-Income Fund	9.8	9.5
Fidelity Series Growth & Income Fund	7.5	7.1
Fidelity Series Growth Company Fund	7.9	7.6
Fidelity Series Intrinsic Opportunities Fund	4.8	4.6
Fidelity Series Opportunistic Insights Fund	4.9	4.6
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Discovery Fund	1.1	1.1
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
Fidelity Series Stock Selector Large Cap Value Fund	6.5	6.3
	65.9	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.6
Fidelity Series International Growth Fund	9.1	9.5
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	9.1	9.5
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.7
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
Fidelity Short-Term Bond Fund	0.2	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	12,150,830	$ 159,175,875
Fidelity Series 1000 Value Index Fund (c)	7,849,560	87,915,076
Fidelity Series All-Sector Equity Fund (c)	34,996,143	521,442,531
Fidelity Series Blue Chip Growth Fund (c)	39,166,183	450,019,444
Fidelity Series Commodity Strategy Fund (a)(c)	8,960,664	66,577,736
Fidelity Series Equity-Income Fund (c)	51,930,772	675,100,037
Fidelity Series Growth & Income Fund (c)	38,710,536	517,946,978
Fidelity Series Growth Company Fund (c)	47,849,734	541,658,992
Fidelity Series Intrinsic Opportunities Fund (c)	23,560,115	332,904,419
Fidelity Series Opportunistic Insights Fund (c)	22,727,400	338,865,538
Fidelity Series Real Estate Equity Fund (c)	4,625,795	59,025,138
Fidelity Series Small Cap Discovery Fund (c)	7,715,978	75,693,743
Fidelity Series Small Cap Opportunities Fund (c)	21,346,751	259,576,488
Fidelity Series Stock Selector Large Cap Value Fund (c)	33,855,915	448,252,310
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,817,916,832)		4,534,154,305
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	25,386,015	452,886,503
Fidelity Series International Growth Fund (c)	44,941,510	627,832,901
Fidelity Series International Small Cap Fund (c)	9,000,707	138,430,876
Fidelity Series International Value Fund (c)	57,906,119	628,281,391
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,607,538,244)		1,847,431,671
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,493,389	$ 46,012,303
Fidelity Series Floating Rate High Income Fund (c)	3,383,479	34,951,339
Fidelity Series High Income Fund (c)	29,838,427	304,948,728
Fidelity Series Investment Grade Bond Fund (c)	3,089,126	35,061,579
Fidelity Series Real Estate Income Fund (c)	2,973,415	32,826,498
TOTAL BOND FUNDS (Cost $444,606,679)		453,800,447
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	31,781,495	31,781,495
Fidelity Short-Term Bond Fund (c)	2,032,173	17,456,368
TOTAL SHORT-TERM FUNDS (Cost $49,237,863)		49,237,863
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,919,299,618)	6,884,624,286
NET OTHER ASSETS (LIABILITIES) - 0.0%	(52)
NET ASSETS - 100%	$ 6,884,624,234
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 31,781,495	$ -	$ 583	$ 31,781,495
Fidelity Series 100 Index Fund	132,182,651	27,259,367	10,736,654	-	159,175,875
Fidelity Series 1000 Value Index Fund	88,818,697	2,613,385	7,723,211	-	87,915,076
Fidelity Series All-Sector Equity Fund	530,850,832	11,977,469	49,572,591	-	521,442,531
Fidelity Series Blue Chip Growth Fund	434,800,755	21,895,017	32,671,569	428,184	450,019,444
Fidelity Series Commodity Strategy Fund	68,145,428	11,317,953	3,858,592	-	66,577,736
Fidelity Series Emerging Markets Debt Fund	48,032,273	2,310,852	4,555,762	1,307,078	46,012,303
Fidelity Series Emerging Markets Fund	392,322,377	65,273,752	18,071,959	-	452,886,503
Fidelity Series Equity-Income Fund	663,378,358	38,000,689	52,854,586	6,785,607	675,100,037
Fidelity Series Floating Rate High Income Fund	46,042,055	1,752,641	12,367,125	916,002	34,951,339
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 498,732,866	$ 44,095,928	$ 40,664,357	$ 4,186,376	$ 517,946,978
Fidelity Series Growth Company Fund	535,921,647	488,770	18,693,329	-	541,658,992
Fidelity Series High Income Fund	466,573,194	20,444,426	167,971,804	11,012,405	304,948,728
Fidelity Series International Growth Fund	663,052,817	18,948,270	46,089,053	-	627,832,901
Fidelity Series International Small Cap Fund	149,525,292	5,850,664	9,696,490	-	138,430,876
Fidelity Series International Value Fund	668,441,245	20,039,606	45,314,417	-	628,281,391
Fidelity Series Intrinsic Opportunities Fund	323,978,793	28,323,090	24,514,754	2,940,247	332,904,419
Fidelity Series Investment Grade Bond Fund	108,679,701	7,092,115	81,694,689	1,261,566	35,061,579
Fidelity Series Opportunistic Insights Fund	323,205,608	18,912,595	24,944,516	-	338,865,538
Fidelity Series Real Estate Equity Fund	58,408,988	10,081,123	8,725,743	563,105	59,025,138
Fidelity Series Real Estate Income Fund	33,526,125	2,570,641	2,586,449	843,938	32,826,498
Fidelity Series Small Cap Discovery Fund	77,656,176	8,209,926	6,301,711	51,307	75,693,743
Fidelity Series Small Cap Opportunities Fund	263,257,832	44,596,394	20,072,499	303,072	259,576,488
Fidelity Series Stock Selector Large Cap Value Fund	440,593,793	17,513,752	34,659,546	-	448,252,310
Fidelity Short-Term Bond Fund	-	17,456,368	-	3,451	17,456,368
Total	$ 7,016,127,503	$ 478,806,288	$ 724,341,406	$ 30,602,921	$ 6,884,624,286
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,919,299,618) - See accompanying schedule		$ 6,884,624,286
Receivable for investments sold		2,140,794
Receivable for fund shares sold		6,564,014
Total assets		6,893,329,094

Liabilities
Payable for investments purchased	$ 53
Payable for fund shares redeemed	8,704,807
Total liabilities		8,704,860

Net Assets		$ 6,884,624,234
Net Assets consist of:
Paid in capital		$ 5,845,812,198
Undistributed net investment income		29,951,102
Accumulated undistributed net realized gain (loss) on investments		43,536,266
Net unrealized appreciation (depreciation) on investments		965,324,668
Net Assets, for 730,873,024 shares outstanding		$ 6,884,624,234
Net Asset Value, offering price and redemption price per share ($6,884,624,234 ÷ 730,873,024 shares)		$ 9.42

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 30,602,921

Expenses
Independent trustees' compensation	$ 15,403
Total expenses before reductions	15,403
Expense reductions	(15,403)	-
Net investment income (loss)		30,602,921
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,576,094
Capital gain distributions from underlying funds	37,693,203
Total net realized gain (loss)		54,269,297
Change in net unrealized appreciation (depreciation) on underlying funds		97,455,800
Net gain (loss)		151,725,097
Net increase (decrease) in net assets resulting from operations		$ 182,328,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,602,921	$ 98,038,650
Net realized gain (loss)	54,269,297	447,473,003
Change in net unrealized appreciation (depreciation)	97,455,800	438,379,792
Net increase (decrease) in net assets resulting from operations	182,328,018	983,891,445
Distributions to shareholders from net investment income	(8,643,372)	(100,637,238)
Distributions to shareholders from net realized gain	(304,677,980)	(246,052,806)
Total distributions	(313,321,352)	(346,690,044)
Share transactions Proceeds from sales of shares	742,748,479	1,725,921,015
Reinvestment of distributions	312,548,783	345,778,163
Cost of shares redeemed	(1,055,807,323)	(2,451,342,538)
Net increase (decrease) in net assets resulting from share transactions	(510,061)	(379,643,360)
Total increase (decrease) in net assets	(131,503,395)	257,558,041

Net Assets
Beginning of period	7,016,127,629	6,758,569,588
End of period (including undistributed net investment income of $29,951,102 and undistributed net investment income of $7,991,553, respectively)	$ 6,884,624,234	$ 7,016,127,629
Other Information Shares
Sold	78,266,807	188,076,691
Issued in reinvestment of distributions	34,009,657	37,447,686
Redeemed	(111,075,306)	(265,580,026)
Net increase (decrease)	1,201,158	(40,055,649)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 8.78	$ 8.15	$ 8.41	$ 7.45	$ 5.10
Income from Investment Operations
Net investment income (loss) D	.04	.13	.14	.12	.12	.13
Net realized and unrealized gain (loss)	.20	1.17	.66	(.10)	1.03	2.42
Total from investment operations	.24	1.30	.80	.02	1.15	2.55
Distributions from net investment income	(.01)	(.13)	(.15)	(.13)	(.12)	(.13)
Distributions from net realized gain	(.42)	(.33)	(.02)	(.15)	(.07)	(.07)
Total distributions	(.44) I	(.46)	(.17)	(.28)	(.19)	(.20) H
Net asset value, end of period	$ 9.42	$ 9.62	$ 8.78	$ 8.15	$ 8.41	$ 7.45
Total ReturnB, C	2.56%	15.08%	9.94%	.58%	15.66%	50.14%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.87% A	1.40%	1.70%	1.55%	1.52%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,884,624	$ 7,016,128	$ 6,758,570	$ 7,293,065	$ 9,073,364	$ 8,622,511
Portfolio turnover rate E	14% A	49%	33%	27%	46%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	1.9
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.5	7.5
Fidelity Series Blue Chip Growth Fund	6.6	6.2
Fidelity Series Commodity Strategy Fund	1.0	1.0
Fidelity Series Equity-Income Fund	9.8	9.5
Fidelity Series Growth & Income Fund	7.6	7.0
Fidelity Series Growth Company Fund	7.8	7.6
Fidelity Series Intrinsic Opportunities Fund	4.8	4.6
Fidelity Series Opportunistic Insights Fund	4.9	4.6
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.1	1.1
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.5	6.3
	65.9	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.6
Fidelity Series International Growth Fund	9.1	9.5
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	9.1	9.5
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.3
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	1.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
Fidelity Short-Term Bond Fund	0.2	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	5,147,460	$ 67,431,724
Fidelity Series 1000 Value Index Fund (c)	3,352,339	37,546,196
Fidelity Series All-Sector Equity Fund (c)	14,732,431	219,513,228
Fidelity Series Blue Chip Growth Fund (c)	16,584,636	190,557,471
Fidelity Series Commodity Strategy Fund (a)(c)	3,790,006	28,159,745
Fidelity Series Equity-Income Fund (c)	22,007,068	286,091,881
Fidelity Series Growth & Income Fund (c)	16,442,417	219,999,542
Fidelity Series Growth Company Fund (c)	20,177,042	228,404,119
Fidelity Series Intrinsic Opportunities Fund (c)	9,980,158	141,019,638
Fidelity Series Opportunistic Insights Fund (c)	9,617,828	143,401,814
Fidelity Series Real Estate Equity Fund (c)	1,959,775	25,006,734
Fidelity Series Small Cap Discovery Fund (c)	3,292,160	32,296,090
Fidelity Series Small Cap Opportunities Fund (c)	9,045,503	109,993,312
Fidelity Series Stock Selector Large Cap Value Fund (c)	14,324,143	189,651,653
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,573,912,426)		1,919,073,147
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	10,723,624	191,309,450
Fidelity Series International Growth Fund (c)	18,945,907	264,674,327
Fidelity Series International Small Cap Fund (c)	3,804,593	58,514,644
Fidelity Series International Value Fund (c)	24,389,095	264,621,677
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $657,238,509)		779,120,098
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,881,442	$ 19,265,970
Fidelity Series Floating Rate High Income Fund (c)	1,428,475	14,756,150
Fidelity Series High Income Fund (c)	12,590,734	128,677,301
Fidelity Series Investment Grade Bond Fund (c)	1,306,619	14,830,127
Fidelity Series Real Estate Income Fund (c)	1,257,494	13,882,736
TOTAL BOND FUNDS (Cost $187,130,873)		191,412,284
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	14,042,825	14,042,825
Fidelity Short-Term Bond Fund (c)	930,352	7,991,720
TOTAL SHORT-TERM FUNDS (Cost $22,034,545)		22,034,545
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,440,316,353)	2,911,640,074
NET OTHER ASSETS (LIABILITIES) - 0.0%	(360)
NET ASSETS - 100%	$ 2,911,639,714
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 14,042,825	$ -	$ 258	$ 14,042,825
Fidelity Series 100 Index Fund	54,558,320	12,907,603	4,502,874	-	67,431,724
Fidelity Series 1000 Value Index Fund	36,616,173	3,142,179	3,911,463	-	37,546,196
Fidelity Series All-Sector Equity Fund	216,505,363	10,155,086	18,688,026	-	219,513,228
Fidelity Series Blue Chip Growth Fund	178,765,046	15,319,033	14,413,319	180,915	190,557,471
Fidelity Series Commodity Strategy Fund	27,921,204	5,658,876	1,593,411	-	28,159,745
Fidelity Series Emerging Markets Debt Fund	19,613,800	1,291,051	1,719,196	544,233	19,265,970
Fidelity Series Emerging Markets Fund	161,351,747	32,249,481	7,636,507	-	191,309,450
Fidelity Series Equity-Income Fund	273,425,805	23,101,063	21,548,009	2,820,452	286,091,881
Fidelity Series Floating Rate High Income Fund	10,300,834	8,022,231	3,400,047	240,867	14,756,150
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 201,469,445	$ 27,867,213	$ 15,907,301	$ 1,722,865	$ 219,999,542
Fidelity Series Growth Company Fund	219,850,555	524,746	1,918,646	-	228,404,119
Fidelity Series High Income Fund	191,699,240	11,916,104	69,024,943	4,585,264	128,677,301
Fidelity Series International Growth Fund	273,021,558	13,803,636	18,663,426	-	264,674,327
Fidelity Series International Small Cap Fund	61,312,740	4,100,842	3,840,475	-	58,514,644
Fidelity Series International Value Fund	275,213,523	13,905,245	18,106,965	-	264,621,677
Fidelity Series Intrinsic Opportunities Fund	133,537,235	15,429,374	10,024,704	1,239,835	141,019,638
Fidelity Series Investment Grade Bond Fund	54,056,972	5,126,556	44,895,899	625,655	14,830,127
Fidelity Series Opportunistic Insights Fund	133,237,438	11,333,048	10,250,165	-	143,401,814
Fidelity Series Real Estate Equity Fund	25,097,355	4,083,749	3,861,966	235,516	25,006,734
Fidelity Series Real Estate Income Fund	13,756,607	1,522,092	1,101,782	353,397	13,882,736
Fidelity Series Small Cap Discovery Fund	32,784,584	3,954,580	2,791,422	22,050	32,296,090
Fidelity Series Small Cap Opportunities Fund	109,449,040	20,647,471	8,212,258	127,804	109,993,312
Fidelity Series Stock Selector Large Cap Value Fund	181,560,826	12,125,643	14,380,467	-	189,651,653
Fidelity Short-Term Bond Fund	-	7,991,720	-	1,580	7,991,720
Total	$ 2,885,105,410	$ 280,221,447	$ 300,393,271	$ 12,700,691	$ 2,911,640,074
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,440,316,353) - See accompanying schedule		$ 2,911,640,074
Cash		2
Receivable for investments sold		301,578
Receivable for fund shares sold		4,080,917
Total assets		2,916,022,571

Liabilities
Payable for investments purchased	$ 4,978
Payable for fund shares redeemed	4,377,879
Total liabilities		4,382,857

Net Assets		$ 2,911,639,714
Net Assets consist of:
Paid in capital		$ 2,411,517,603
Undistributed net investment income		12,474,375
Accumulated undistributed net realized gain (loss) on investments		16,324,015
Net unrealized appreciation (depreciation) on investments		471,323,721
Net Assets, for 274,812,470 shares outstanding		$ 2,911,639,714
Net Asset Value, offering price and redemption price per share ($2,911,639,714 ÷ 274,812,470 shares)		$ 10.60

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,700,691

Expenses
Independent trustees' compensation	$ 6,401
Total expenses before reductions	6,401
Expense reductions	(6,401)	-
Net investment income (loss)		12,700,691
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,778,084
Capital gain distributions from underlying funds	15,883,962
Total net realized gain (loss)		21,662,046
Change in net unrealized appreciation (depreciation) on underlying funds		40,851,939
Net gain (loss)		62,513,985
Net increase (decrease) in net assets resulting from operations		$ 75,214,676

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,700,691	$ 38,752,222
Net realized gain (loss)	21,662,046	268,404,942
Change in net unrealized appreciation (depreciation)	40,851,939	83,601,264
Net increase (decrease) in net assets resulting from operations	75,214,676	390,758,428
Distributions to shareholders from net investment income	(3,617,395)	(39,174,244)
Distributions to shareholders from net realized gain	(193,282,191)	(178,770,881)
Total distributions	(196,899,586)	(217,945,125)
Share transactions Proceeds from sales of shares	455,736,058	1,035,937,284
Reinvestment of distributions	196,719,328	217,741,479
Cost of shares redeemed	(504,236,323)	(1,021,851,958)
Net increase (decrease) in net assets resulting from share transactions	148,219,063	231,826,805
Total increase (decrease) in net assets	26,534,153	404,640,108

Net Assets
Beginning of period	2,885,105,561	2,480,465,453
End of period (including undistributed net investment income of $12,474,375 and undistributed net investment income of $3,391,079, respectively)	$ 2,911,639,714	$ 2,885,105,561
Other Information Shares
Sold	42,484,036	97,196,672
Issued in reinvestment of distributions	19,025,082	20,534,147
Redeemed	(46,902,920)	(95,547,536)
Net increase (decrease)	14,606,198	22,183,283

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.42	$ 9.65	$ 9.98	$ 8.81	$ 5.99
Income from Investment Operations
Net investment income (loss) D	.05	.15	.17	.15	.14	.16
Net realized and unrealized gain (loss)	.22	1.39	.79	(.15)	1.25	2.88
Total from investment operations	.27	1.54	.96	-	1.39	3.04
Distributions from net investment income	(.01)	(.15)	(.17)	(.15)	(.14)	(.15)
Distributions from net realized gain	(.75)	(.72)	(.02)	(.17)	(.08)	(.07)
Total distributions	(.76)	(.87)	(.19)	(.33) H	(.22)	(.22) I
Net asset value, end of period	$ 10.60	$ 11.09	$ 10.42	$ 9.65	$ 9.98	$ 8.81
Total ReturnB, C	2.63%	15.38%	10.14%	.29%	15.99%	50.86%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.87% A	1.42%	1.75%	1.57%	1.55%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,911,640	$ 2,885,106	$ 2,480,465	$ 2,432,828	$ 2,660,423	$ 2,071,143
Portfolio turnover rate E	19% A	53%	45%	40%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	1.9
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.5	7.5
Fidelity Series Blue Chip Growth Fund	6.6	6.2
Fidelity Series Commodity Strategy Fund	1.0	1.0
Fidelity Series Equity-Income Fund	9.8	9.5
Fidelity Series Growth & Income Fund	7.6	7.0
Fidelity Series Growth Company Fund	7.8	7.6
Fidelity Series Intrinsic Opportunities Fund	4.8	4.6
Fidelity Series Opportunistic Insights Fund	4.9	4.6
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.1	1.1
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.5	6.3
	65.9	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.6
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Small Cap Fund	2.0	2.2
Fidelity Series International Value Fund	9.1	9.5
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.1
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	2.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
Fidelity Short-Term Bond Fund	0.2	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,131,022	$ 54,116,392
Fidelity Series 1000 Value Index Fund (c)	2,686,235	30,085,832
Fidelity Series All-Sector Equity Fund (c)	11,815,504	176,051,016
Fidelity Series Blue Chip Growth Fund (c)	13,319,731	153,043,713
Fidelity Series Commodity Strategy Fund (a)(c)	3,041,175	22,595,932
Fidelity Series Equity-Income Fund (c)	17,661,847	229,604,009
Fidelity Series Growth & Income Fund (c)	13,202,369	176,647,701
Fidelity Series Growth Company Fund (c)	16,120,931	182,488,944
Fidelity Series Intrinsic Opportunities Fund (c)	8,006,903	113,137,534
Fidelity Series Opportunistic Insights Fund (c)	7,722,282	115,139,226
Fidelity Series Real Estate Equity Fund (c)	1,572,028	20,059,077
Fidelity Series Small Cap Discovery Fund (c)	2,671,700	26,209,373
Fidelity Series Small Cap Opportunities Fund (c)	7,268,573	88,385,845
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,493,831	152,178,319
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,258,109,689)		1,539,742,913
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	8,613,259	153,660,533
Fidelity Series International Growth Fund (c)	15,212,416	212,517,445
Fidelity Series International Small Cap Fund (c)	3,052,881	46,953,310
Fidelity Series International Value Fund (c)	19,567,060	212,302,599
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $524,427,330)		625,433,887
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,508,817	$ 15,450,288
Fidelity Series Floating Rate High Income Fund (c)	1,146,914	11,847,620
Fidelity Series High Income Fund (c)	10,111,617	103,340,728
Fidelity Series Investment Grade Bond Fund (c)	1,048,501	11,900,492
Fidelity Series Real Estate Income Fund (c)	1,009,085	11,140,297
TOTAL BOND FUNDS (Cost $151,121,603)		153,679,425
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	11,232,030	11,232,030
Fidelity Short-Term Bond Fund (c)	742,254	6,375,959
TOTAL SHORT-TERM FUNDS (Cost $17,607,989)		17,607,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,951,266,611)		2,336,464,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		490
NET ASSETS - 100%		$ 2,336,464,704
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 11,232,030	$ -	$ 206	$ 11,232,030
Fidelity Series 100 Index Fund	43,437,076	10,907,325	3,739,492	-	54,116,392
Fidelity Series 1000 Value Index Fund	29,193,046	2,740,706	3,208,544	-	30,085,832
Fidelity Series All-Sector Equity Fund	171,908,645	9,468,436	14,544,154	-	176,051,016
Fidelity Series Blue Chip Growth Fund	142,858,069	13,650,950	12,182,832	145,529	153,043,713
Fidelity Series Commodity Strategy Fund	22,092,892	4,928,292	1,393,471	-	22,595,932
Fidelity Series Emerging Markets Debt Fund	15,655,302	1,186,160	1,451,609	435,156	15,450,288
Fidelity Series Emerging Markets Fund	128,651,888	27,620,334	6,806,688	-	153,660,533
Fidelity Series Equity-Income Fund	218,047,954	20,482,151	17,829,092	2,254,543	229,604,009
Fidelity Series Floating Rate High Income Fund	2,444,842	11,961,031	2,451,730	107,779	11,847,620
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 160,990,778	$ 23,761,587	$ 13,339,555	$ 1,377,893	$ 176,647,701
Fidelity Series Growth Company Fund	173,988,659	1,194,456	592,035	-	182,488,944
Fidelity Series High Income Fund	152,678,622	9,585,721	54,199,707	3,662,680	103,340,728
Fidelity Series International Growth Fund	216,729,141	14,176,714	15,531,546	-	212,517,445
Fidelity Series International Small Cap Fund	50,200,876	2,613,555	3,402,465	-	46,953,310
Fidelity Series International Value Fund	218,471,087	14,110,751	15,138,371	-	212,302,599
Fidelity Series Intrinsic Opportunities Fund	106,551,829	13,655,158	8,717,268	995,521	113,137,534
Fidelity Series Investment Grade Bond Fund	48,909,595	5,232,094	42,755,693	554,738	11,900,492
Fidelity Series Opportunistic Insights Fund	106,220,724	10,298,312	8,654,177	-	115,139,226
Fidelity Series Real Estate Equity Fund	20,389,328	2,896,797	2,978,676	188,545	20,059,077
Fidelity Series Real Estate Income Fund	10,920,937	1,427,215	966,454	281,604	11,140,297
Fidelity Series Small Cap Discovery Fund	26,465,759	3,291,426	2,204,936	17,846	26,209,373
Fidelity Series Small Cap Opportunities Fund	86,232,465	18,599,010	6,956,854	102,627	88,385,845
Fidelity Series Stock Selector Large Cap Value Fund	144,792,536	11,146,870	12,033,602	-	152,178,319
Fidelity Short-Term Bond Fund	-	6,375,959	-	1,261	6,375,959
Total	$ 2,297,832,050	$ 252,543,040	$ 251,078,951	$ 10,125,928	$ 2,336,464,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,951,266,611) - See accompanying schedule		$ 2,336,464,214
Cash		3
Receivable for investments sold		70,812
Receivable for fund shares sold		4,098,335
Total assets		2,340,633,364

Liabilities
Payable for investments purchased	$ 931,035
Payable for fund shares redeemed	3,237,625
Total liabilities		4,168,660

Net Assets		$ 2,336,464,704
Net Assets consist of:
Paid in capital		$ 1,931,055,207
Undistributed net investment income		10,071,201
Accumulated undistributed net realized gain (loss) on investments		10,140,693
Net unrealized appreciation (depreciation) on investments		385,197,603
Net Assets, for 219,584,491 shares outstanding		$ 2,336,464,704
Net Asset Value, offering price and redemption price per share ($2,336,464,704 ÷ 219,584,491 shares)		$ 10.64

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,125,928

Expenses
Independent trustees' compensation	$ 5,104
Total expenses before reductions	5,104
Expense reductions	(5,104)	-
Net investment income (loss)		10,125,928
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,493,954
Capital gain distributions from underlying funds	12,747,046
Total net realized gain (loss)		15,241,000
Change in net unrealized appreciation (depreciation) on underlying funds		34,674,116
Net gain (loss)		49,915,116
Net increase (decrease) in net assets resulting from operations		$ 60,041,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,125,928	$ 31,613,224
Net realized gain (loss)	15,241,000	216,769,237
Change in net unrealized appreciation (depreciation)	34,674,116	75,333,644
Net increase (decrease) in net assets resulting from operations	60,041,044	323,716,105
Distributions to shareholders from net investment income	(2,653,218)	(32,163,946)
Distributions to shareholders from net realized gain	(155,722,388)	(110,735,026)
Total distributions	(158,375,606)	(142,898,972)
Share transactions Proceeds from sales of shares	409,036,829	885,246,939
Reinvestment of distributions	158,116,945	142,690,732
Cost of shares redeemed	(430,186,743)	(980,667,252)
Net increase (decrease) in net assets resulting from share transactions	136,967,031	47,270,419
Total increase (decrease) in net assets	38,632,469	228,087,552

Net Assets
Beginning of period	2,297,832,235	2,069,744,683
End of period (including undistributed net investment income of $10,071,201 and undistributed net investment income of $2,598,491, respectively)	$ 2,336,464,704	$ 2,297,832,235
Other Information Shares
Sold	37,965,369	82,759,367
Issued in reinvestment of distributions	15,232,846	13,290,285
Redeemed	(39,783,457)	(91,210,233)
Net increase (decrease)	13,414,758	4,839,419

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 10.28	$ 9.51	$ 9.88	$ 8.69	$ 5.84
Income from Investment Operations
Net investment income (loss) D	.05	.15	.16	.14	.13	.14
Net realized and unrealized gain (loss)	.22	1.41	.79	(.19)	1.27	2.92
Total from investment operations	.27	1.56	.95	(.05)	1.40	3.06
Distributions from net investment income	(.01)	(.15)	(.17)	(.14)	(.13)	(.13)
Distributions from net realized gain	(.76)	(.54)	(.02)	(.18)	(.08)	(.08)
Total distributions	(.78) H	(.69)	(.18) I	(.32)	(.21)	(.21) J
Net asset value, end of period	$ 10.64	$ 11.15	$ 10.28	$ 9.51	$ 9.88	$ 8.69
Total ReturnB, C	2.56%	15.53%	10.18%	(.17)%	16.29%	52.51%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.87% A	1.41%	1.71%	1.49%	1.47%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,336,465	$ 2,297,832	$ 2,069,745	$ 2,066,305	$ 2,166,229	$ 1,665,296
Portfolio turnover rate E	21% A	57%	44%	41%	51%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.78 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.763 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	1.9
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	6.5
Fidelity Series Blue Chip Growth Fund	6.6	6.4
Fidelity Series Commodity Strategy Fund	1.0	1.0
Fidelity Series Equity-Income Fund	9.8	9.7
Fidelity Series Growth & Income Fund	7.6	7.3
Fidelity Series Growth Company Fund	7.6	7.3
Fidelity Series Intrinsic Opportunities Fund	4.9	4.8
Fidelity Series Opportunistic Insights Fund	5.0	4.7
Fidelity Series Real Estate Equity Fund	0.9	1.0
Fidelity Series Small Cap Discovery Fund	1.2	1.2
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund	6.6	6.4
	66.2	63.4
International Equity Funds
Fidelity Series Emerging Markets Fund	6.6	5.5
Fidelity Series International Growth Fund	9.0	9.4
Fidelity Series International Small Cap Fund	2.0	2.3
Fidelity Series International Value Fund	8.9	9.6
	26.5	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.0*
Fidelity Series High Income Fund	4.4	6.6
Fidelity Series Investment Grade Bond Fund	0.5	2.2
Fidelity Series Real Estate Income Fund	0.5	0.3
	6.5	9.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.0
Fidelity Short-Term Bond Fund	0.3	0.0
	0.8	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.2%
International Equity Funds	26.5%
Bond Funds	6.5%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds**	63.4%
International Equity Funds	26.8%
Bond Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2055 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Fidelity Series 100 Index Fund (c)	767,375	$ 10,052,614
Fidelity Series 1000 Value Index Fund (c)	499,934	5,599,260
Fidelity Series All-Sector Equity Fund (c)	2,196,814	32,732,525
Fidelity Series Blue Chip Growth Fund (c)	2,472,237	28,406,001
Fidelity Series Commodity Strategy Fund (a)(c)	560,985	4,168,117
Fidelity Series Equity-Income Fund (c)	3,262,318	42,410,133
Fidelity Series Growth & Income Fund (c)	2,436,799	32,604,376
Fidelity Series Growth Company Fund (c)	2,895,611	32,778,315
Fidelity Series Intrinsic Opportunities Fund (c)	1,487,695	21,021,133
Fidelity Series Opportunistic Insights Fund (c)	1,438,482	21,447,773
Fidelity Series Real Estate Equity Fund (c)	293,193	3,741,139
Fidelity Series Small Cap Discovery Fund (c)	534,121	5,239,723
Fidelity Series Small Cap Opportunities Fund (c)	1,354,610	16,472,055
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,141,334	28,351,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $258,392,353)		285,024,425
International Equity Funds - 26.5%

Fidelity Series Emerging Markets Fund (c)	1,599,416	28,533,573
Fidelity Series International Growth Fund (c)	2,756,116	38,502,935
Fidelity Series International Small Cap Fund (c)	560,721	8,623,891
Fidelity Series International Value Fund (c)	3,545,382	38,467,390
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $106,596,427)		114,127,789
Bond Funds - 6.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	263,163	$ 2,694,791
Fidelity Series Floating Rate High Income Fund (c)	212,357	2,193,647
Fidelity Series High Income Fund (c)	1,865,236	19,062,708
Fidelity Series Investment Grade Bond Fund (c)	193,225	2,193,109
Fidelity Series Real Estate Income Fund (c)	185,973	2,053,140
TOTAL BOND FUNDS (Cost $28,220,879)		28,197,395
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	2,088,490	2,088,490
Fidelity Short-Term Bond Fund (c)	140,013	1,202,712
TOTAL SHORT-TERM FUNDS (Cost $3,291,202)		3,291,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $396,500,861)		430,640,811
NET OTHER ASSETS (LIABILITIES) - 0.0%		(105)
NET ASSETS - 100%		$ 430,640,706
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 2,088,490	$ -	$ 38	$ 2,088,490
Fidelity Series 100 Index Fund	6,752,975	3,180,425	476,876	-	10,052,614
Fidelity Series 1000 Value Index Fund	4,559,334	1,415,297	595,050	-	5,599,260
Fidelity Series All-Sector Equity Fund	22,811,660	9,945,814	1,546,476	-	32,732,525
Fidelity Series Blue Chip Growth Fund	22,349,823	7,257,066	2,681,496	25,998	28,406,001
Fidelity Series Commodity Strategy Fund	3,559,161	1,280,983	146,698	-	4,168,117
Fidelity Series Emerging Markets Debt Fund	2,363,975	489,570	159,031	72,053	2,694,791
Fidelity Series Emerging Markets Fund	19,367,917	9,346,842	661,401	-	28,533,573
Fidelity Series Equity-Income Fund	33,927,106	10,633,765	3,623,982	368,930	42,410,133
Fidelity Series Floating Rate High Income Fund	35,333	2,526,196	350,066	13,254	2,193,647
Fidelity Series Growth & Income Fund	25,757,262	8,673,544	2,661,329	228,819	32,604,376
Fidelity Series Growth Company Fund	25,518,091	6,150,744	206,674	-	32,778,315
Fidelity Series High Income Fund	23,275,226	3,802,478	7,198,017	607,178	19,062,708
Fidelity Series International Growth Fund	33,103,533	8,027,404	2,036,311	-	38,502,935
Fidelity Series International Small Cap Fund	7,871,008	1,706,871	509,923	-	8,623,891
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund	$ 33,456,859	$ 7,863,681	$ 1,836,504	$ -	$ 38,467,390
Fidelity Series Intrinsic Opportunities Fund	16,664,325	5,959,181	1,812,652	179,846	21,021,133
Fidelity Series Investment Grade Bond Fund	7,777,380	2,816,740	8,483,302	96,400	2,193,109
Fidelity Series Opportunistic Insights Fund	16,658,254	5,131,333	1,618,128	-	21,447,773
Fidelity Series Real Estate Equity Fund	3,648,853	2,162,032	1,982,952	28,090	3,741,139
Fidelity Series Real Estate Income Fund	1,006,887	1,188,473	82,755	42,879	2,053,140
Fidelity Series Small Cap Discovery Fund	4,085,792	1,682,253	274,239	3,036	5,239,723
Fidelity Series Small Cap Opportunities Fund	13,560,084	5,764,879	1,161,735	18,539	16,472,055
Fidelity Series Stock Selector Large Cap Value Fund	22,536,321	6,735,416	2,258,682	-	28,351,261
Fidelity Short-Term Bond Fund	-	1,202,712	-	238	1,202,712
Total	$ 350,647,159	$ 117,032,189	$ 42,364,279	$ 1,685,298	$ 430,640,811
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $396,500,861) - See accompanying schedule		$ 430,640,811
Receivable for investments sold		60
Receivable for fund shares sold		1,682,954
Total assets		432,323,825

Liabilities
Payable for investments purchased	$ 1,124,615
Payable for fund shares redeemed	558,504
Total liabilities		1,683,119

Net Assets		$ 430,640,706
Net Assets consist of:
Paid in capital		$ 392,970,119
Undistributed net investment income		1,673,462
Accumulated undistributed net realized gain (loss) on investments		1,857,175
Net unrealized appreciation (depreciation) on investments		34,139,950
Net Assets, for 36,657,439 shares outstanding		$ 430,640,706
Net Asset Value, offering price and redemption price per share ($430,640,706 ÷ 36,657,439 shares)		$ 11.75

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,685,298

Expenses
Independent trustees' compensation	$ 827
Total expenses before reductions	827
Expense reductions	(827)	-
Net investment income (loss)		1,685,298
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,295
Capital gain distributions from underlying funds	2,263,987
Total net realized gain (loss)		2,293,282
Change in net unrealized appreciation (depreciation) on underlying funds		5,296,451
Net gain (loss)		7,589,733
Net increase (decrease) in net assets resulting from operations		$ 9,275,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,685,298	$ 3,524,634
Net realized gain (loss)	2,293,282	13,989,943
Change in net unrealized appreciation (depreciation)	5,296,451	19,631,328
Net increase (decrease) in net assets resulting from operations	9,275,031	37,145,905
Distributions to shareholders from net investment income	(367,162)	(3,358,444)
Distributions to shareholders from net realized gain	(8,261,139)	(8,053,803)
Total distributions	(8,628,301)	(11,412,247)
Share transactions Proceeds from sales of shares	154,283,974	282,840,215
Reinvestment of distributions	8,622,408	11,402,617
Cost of shares redeemed	(83,559,661)	(124,471,168)
Net increase (decrease) in net assets resulting from share transactions	79,346,721	169,771,664
Total increase (decrease) in net assets	79,993,451	195,505,322

Net Assets
Beginning of period	350,647,255	155,141,933
End of period (including undistributed net investment income of $1,673,462 and undistributed net investment income of $355,326, respectively)	$ 430,640,706	$ 350,647,255
Other Information Shares
Sold	13,084,711	25,273,492
Issued in reinvestment of distributions	752,392	1,001,008
Redeemed	(7,074,734)	(11,073,541)
Net increase (decrease)	6,762,369	15,200,959

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.73	$ 10.56	$ 9.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.16	.20	.13
Net realized and unrealized gain (loss)	.25	1.51	.80	(.12)
Total from investment operations	.30	1.67	1.00	.01
Distributions from net investment income	(.01)	(.14)	(.14)	(.11)
Distributions from net realized gain	(.27)	(.36)	(.06)	(.13)
Total distributions	(.28)	(.50)	(.21) I	(.24)
Net asset value, end of period	$ 11.75	$ 11.73	$ 10.56	$ 9.77
Total ReturnB, C	2.64%	16.00%	10.39%	.32%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%A
Net investment income (loss)	.86% A	1.40%	1.99%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,641	$ 350,647	$ 155,142	$ 20,978
Portfolio turnover rate E	22% A	47%	45%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to September 30, 2014.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
% of fund's net assets
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3
Fidelity Series 1000 Value Index Fund	1.3
Fidelity Series All-Sector Equity Fund	7.7
Fidelity Series Blue Chip Growth Fund	6.5
Fidelity Series Commodity Strategy Fund	1.0
Fidelity Series Equity-Income Fund	9.9
Fidelity Series Growth & Income Fund	7.6
Fidelity Series Growth Company Fund	7.3
Fidelity Series Intrinsic Opportunities Fund	4.9
Fidelity Series Opportunistic Insights Fund	5.0
Fidelity Series Real Estate Equity Fund	0.9
Fidelity Series Small Cap Discovery Fund	1.3
Fidelity Series Small Cap Opportunities Fund	3.9
Fidelity Series Stock Selector Large Cap Value Fund	6.5
66.1
International Equity Funds
Fidelity Series Emerging Markets Fund	6.5
Fidelity Series International Growth Fund	9.1
Fidelity Series International Small Cap Fund	2.0
Fidelity Series International Value Fund	9.2
26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6
Fidelity Series Floating Rate High Income Fund	0.5
Fidelity Series High Income Fund	4.3
Fidelity Series Investment Grade Bond Fund	0.5
Fidelity Series Real Estate Income Fund	0.5
6.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5
Fidelity Short-Term Bond Fund	0.2
0.7
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom 2060 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Fidelity Series 100 Index Fund (c)	1,941	$ 25,425
Fidelity Series 1000 Value Index Fund (c)	1,270	14,220
Fidelity Series All-Sector Equity Fund (c)	5,644	84,100
Fidelity Series Blue Chip Growth Fund (c)	6,193	71,157
Fidelity Series Commodity Strategy Fund (a)(c)	1,416	10,524
Fidelity Series Equity-Income Fund (c)	8,244	107,168
Fidelity Series Growth & Income Fund (c)	6,133	82,065
Fidelity Series Growth Company Fund (c)	6,985	79,068
Fidelity Series Intrinsic Opportunities Fund (c)	3,783	53,450
Fidelity Series Opportunistic Insights Fund (c)	3,608	53,793
Fidelity Series Real Estate Equity Fund (c)	778	9,922
Fidelity Series Small Cap Discovery Fund (c)	1,416	13,891
Fidelity Series Small Cap Opportunities Fund (c)	3,457	42,037
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,374	71,157
TOTAL DOMESTIC EQUITY FUNDS (Cost $725,978)		717,977
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (c)	3,953	70,523
Fidelity Series International Growth Fund (c)	7,087	99,007
Fidelity Series International Small Cap Fund (c)	1,436	22,090
Fidelity Series International Value Fund (c)	9,145	99,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $300,055)		290,846
Bond Funds - 6.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	629	$ 6,438
Fidelity Series Floating Rate High Income Fund (c)	534	5,514
Fidelity Series High Income Fund (c)	4,621	47,226
Fidelity Series Investment Grade Bond Fund (c)	487	5,522
Fidelity Series Real Estate Income Fund (c)	469	5,179
TOTAL BOND FUNDS (Cost $71,109)		69,879
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(c)	4,648	4,648
Fidelity Short-Term Bond Fund (c)	284	2,436
TOTAL SHORT-TERM FUNDS (Cost $7,084)		7,084
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,104,226)	1,085,786
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 1,085,785
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 4,648	$ -	$ -	$ 4,648
Fidelity Series 100 Index Fund	-	27,909	2,579	-	25,425
Fidelity Series 1000 Value Index Fund	-	15,850	1,518	-	14,220
Fidelity Series All-Sector Equity Fund	-	92,110	8,113	-	84,100
Fidelity Series Blue Chip Growth Fund	-	80,093	8,466	44	71,157
Fidelity Series Commodity Strategy Fund	-	11,049	27	-	10,524
Fidelity Series Emerging Markets Debt Fund	-	6,574	17	32	6,438
Fidelity Series Emerging Markets Fund	-	79,081	4,922	-	70,523
Fidelity Series Equity-Income Fund	-	118,421	10,940	-	107,168
Fidelity Series Floating Rate High Income Fund	-	5,580	24	19	5,514
Fidelity Series Growth & Income Fund	-	91,229	8,933	-	82,065
Fidelity Series Growth Company Fund	-	79,131	-	-	79,068
Fidelity Series High Income Fund	-	49,462	1,282	228	47,226
Fidelity Series International Growth Fund	-	101,543	261	-	99,007
Fidelity Series International Small Cap Fund	-	30,256	7,240	-	22,090
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund	$ -	$ 101,883	$ 261	$ -	$ 99,226
Fidelity Series Intrinsic Opportunities Fund	-	60,458	5,170	347	53,450
Fidelity Series Investment Grade Bond Fund	-	13,182	7,614	25	5,522
Fidelity Series Opportunistic Insights Fund	-	59,616	5,946	-	53,793
Fidelity Series Real Estate Equity Fund	-	11,043	434	31	9,922
Fidelity Series Real Estate Income Fund	-	5,341	13	46	5,179
Fidelity Series Small Cap Discovery Fund	-	15,617	1,058	-	13,891
Fidelity Series Small Cap Opportunities Fund	-	48,617	3,366	35	42,037
Fidelity Series Stock Selector Large Cap Value Fund	-	79,417	7,653	-	71,157
Fidelity Short-Term Bond Fund	-	2,436	-	-	2,436
Total	$ -	$ 1,190,546	$ 85,837	$ 807	$ 1,085,786
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,104,226) - See accompanying schedule		$ 1,085,786
Receivable for fund shares sold		19,538
Total assets		1,105,324

Liabilities
Payable for investments purchased	$ 19,539

Net Assets		$ 1,085,785
Net Assets consist of:
Paid in capital		$ 1,100,834
Undistributed net investment income		807
Accumulated undistributed net realized gain (loss) on investments		2,584
Net unrealized appreciation (depreciation) on investments		(18,440)
Net Assets, for 107,528 shares outstanding		$ 1,085,785
Net Asset Value, offering price and redemption price per share ($1,085,785 ÷ 107,528 shares)		$ 10.10

Statement of Operations

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 807

Expenses		-
Net investment income (loss)		807
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(484)
Capital gain distributions from underlying funds	3,068
Total net realized gain (loss)		2,584
Change in net unrealized appreciation (depreciation) on underlying funds		(18,440)
Net gain (loss)		(15,856)
Net increase (decrease) in net assets resulting from operations		$ (15,049)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2060 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 807
Net realized gain (loss)	2,584
Change in net unrealized appreciation (depreciation)	(18,440)
Net increase (decrease) in net assets resulting from operations	(15,049)
Share transactions Proceeds from sales of shares	1,116,055
Cost of shares redeemed	(15,221)
Net increase (decrease) in net assets resulting from share transactions	1,100,834
Total increase (decrease) in net assets	1,085,785

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $807)	$ 1,085,785
Other Information Shares
Sold	109,002
Redeemed	(1,474)
Net increase (decrease)	107,528

Financial Highlights

Period ended September 30, 2014 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01
Net realized and unrealized gain (loss)	.09 F
Total from investment operations	.10
Net asset value, end of period	$ 10.10
Total ReturnB	1.00%
Ratios to Average Net Assets D, H
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,086
Portfolio turnover rate D	10%E

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount not annualized.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 5, 2014 (commencement of operations) to September 30, 2014.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014 (Unaudited)

1. Organization.

Freedom Income Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund and Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Freedom Income	$ 2,474,552,058	$ 179,589,635	$ (14,647,600)	$ 164,942,035
Freedom 2005	628,508,604	29,855,469	(11,049,850)	18,805,619
Freedom 2010	4,806,374,957	389,654,524	(66,599,851)	323,054,673
Freedom 2015	5,568,249,698	611,415,749	(43,517,365)	567,898,384
Freedom 2020	11,652,737,362	1,373,720,896	(98,793,961)	1,274,926,935
Freedom 2025	7,794,794,385	1,060,507,169	(42,888,892)	1,017,618,277
Freedom 2030	9,405,945,767	1,379,740,807	(48,783,532)	1,330,957,275
Freedom 2035	5,288,035,691	867,890,203	(25,709,121)	842,181,082
Freedom 2040	5,926,733,273	984,568,334	(26,677,321)	957,891,013
Freedom 2045	2,445,162,450	478,358,700	(11,881,076)	466,477,624
Freedom 2050	1,955,575,640	390,509,158	(9,620,584)	380,888,574
Freedom 2055	396,970,047	36,876,209	(3,205,445)	33,670,764
Freedom 2060	1,104,719	3,408	(22,341)	(18,933)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	154,039,636	262,129,418
Freedom 2005	45,000,207	72,024,914
Freedom 2010	297,321,525	641,319,570
Freedom 2015	423,605,485	745,931,478
Freedom 2020	780,713,116	1,358,702,898
Freedom 2025	615,164,375	787,606,674
Freedom 2030	655,824,517	1,019,330,303
Freedom 2035	479,004,315	631,211,643
Freedom 2040	478,806,288	724,341,406
Freedom 2045	280,221,447	300,393,271
Freedom 2050	252,543,040	251,078,951
Freedom 2055	117,032,189	42,364,279
Freedom 2060	1,190,546	85,837

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Other. During the period the following Funds were reimbursed by the investment adviser for certain losses:

Amount
Fidelity Freedom Income Fund	$ 73
Fidelity Freedom 2005 Fund	315
Fidelity Freedom 2010 Fund	225
Fidelity Freedom 2015 Fund	1,985
Fidelity Freedom 2020 Fund	1,475
Fidelity Freedom 2030 Fund	1,150
Fidelity Freedom 2035 Fund	3,116

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Freedom Income	$ 4,750
Freedom 2005	1,460
Freedom 2010	11,763
Freedom 2015	13,912
Freedom 2020	29,164
Freedom 2025	19,506
Freedom 2030	24,001
Freedom 2035	13,618
Freedom 2040	15,403
Freedom 2045	6,401
Freedom 2050	5,104
Freedom 2055	827

6. Merger Information.

On July 25, 2014, the Fidelity Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $811,551,284, including securities of $810,744,529 and unrealized appreciation of $60,799,908, were combined with the Fidelity Freedom Income Fund's net assets of $1,890,950,497 for total net assets after the acquisition of $2,702,501,781.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 21,240,556
Total net realized gain (loss)	11,920,704
Total change in net unrealized appreciation (depreciation)	7,366,908
Net increase (decrease) in net assets resulting from operations	$ 40,528,168

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Income Fund's accompanying Statement of Operations since July 25, 2014.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2020
Fidelity Series Investment Grade Bond Fund	13%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	34%
Fidelity Series 1000 Value Index Fund	37%
Fidelity Series All-Sector Equity Fund	37%
Fidelity Series Blue Chip Growth Fund	41%
Fidelity Series Commodity Strategy Fund	31%
Fidelity Series Emerging Markets Debt Fund	38%
Fidelity Series Emerging Markets Fund	37%
Fidelity Series Equity-Income Fund	41%
Fidelity Series Floating Rate High Income Fund	38%
Fidelity Series Growth & Income Fund	41%
Fidelity Series Growth Company Fund	42%
Fidelity Series High Income Fund	38%
Fidelity Series Inflation-Protected Bond Index Fund	38%
Fidelity Series International Growth Fund	37%
Fidelity Series International Small Cap Fund	37%
Fidelity Series International Value Fund	37%
Fidelity Series Intrinsic Opportunities Fund	41%
Fidelity Series Investment Grade Bond Fund	41%
Fidelity Series Opportunistic Insights Fund	41%
Fidelity Series Real Estate Equity Fund	37%
Fidelity Series Real Estate Income Fund	38%
Fidelity Series Small Cap Discovery Fund	41%
Fidelity Series Small Cap Opportunities Fund	37%
Fidelity Series Stock Selector Large Cap Value Fund	41%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom 2060 Fund

On May 15, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Strategic Advisers, and also considered the fund's investment objective, strategies, and relevant investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity affiliates under the Advisory Contract and administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered the Investment Adviser's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio (excluding the fees and expenses of underlying funds) of the fund in reviewing the Advisory Contract and also considered that the fund will bear indirectly the expenses of the underlying Fidelity funds in which it invests. The Board noted that the fund would not pay a management fee for investment advisory services. The Board considered that the fund does not pay transfer agent fees. Instead, each underlying Fidelity fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of the fund's transfer agent fee according to the percentage of the fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of the fund, with limited exceptions.

Based on its review, the Board concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Semiannual Report

Fidelity Freedom Funds (other than Fidelity Freedom 2060 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Fidelity Freedom 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Freedom 2005 Fund

Freedom 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2015 Fund

Freedom 2020 Fund

Semiannual Report

Freedom 2025 Fund

Freedom 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2035 Fund

Freedom 2040 Fund

Semiannual Report

Freedom 2045 Fund

Freedom 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2055 Fund

Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, each underlying Fidelity fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research
Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

JPMorgan Chase Bank
New York, NY

2060

FF-USAN-1114
1.792160.111

Fidelity Freedom® Index Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060
(formerly Fidelity Freedom Index Funds - Class W)

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Index Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014),except for Fidelity Freedom Index 2060. For Fidelity Freedom Index 2060, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period August 5, 2014 to September 30, 2014. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Fidelity Freedom Index Income Fund	.08%
Actual		$ 1,000.00	$ 1,015.20	$ .40*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Fidelity Freedom Index 2005 Fund	.07%
Actual		$ 1,000.00	$ 1,019.60	$ .35*
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36*
Fidelity Freedom Index 2010 Fund	.08%
Actual		$ 1,000.00	$ 1,021.40	$ .41*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Fidelity Freedom Index 2015 Fund	.08%
Actual		$ 1,000.00	$ 1,023.10	$ .41*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Fidelity Freedom Index 2020 Fund	.08%
Actual		$ 1,000.00	$ 1,024.10	$ .41*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Fidelity Freedom Index 2025 Fund	.08%
Actual		$ 1,000.00	$ 1,026.20	$ .41*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ 41*
Fidelity Freedom Index 2030 Fund	.08%
Actual		$ 1,000.00	$ 1,028.10	$ .41*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Fidelity Freedom Index 2035 Fund	.07%
Actual		$ 1,000.00	$ 1,028.10	$ .36*
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Fidelity Freedom Index 2040 Fund	.07%
Actual		$ 1,000.00	$ 1,028.40	$ .36*
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36*
Fidelity Freedom Index 2045 Fund	.07%
Actual		$ 1,000.00	$ 1,027.80	$ .36*
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36*
Fidelity Freedom Index 2050 Fund	.08%
Actual		$ 1,000.00	$ 1,027.60	$ .41*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Fidelity Freedom Index 2055 Fund	.08%
Actual		$ 1,000.00	$ 1,027.80	$ .41*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Fidelity Freedom Index 2060 Fund	.07%
Actual		$ 1,000.00	$ 1,005.00	$ .11 C
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period August 5, 2014 to September 30, 2014).

D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	15.7	15.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	7.1	7.2
Bond Funds
Spartan U.S. Bond Index Fund Class F	40.2	40.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	6.0	5.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	30.0	30.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represent less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.0%
International Equity Funds	7.1%
Bond Funds	40.2%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	15.7%
Commodity Funds	1.1%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	5.9%
Short-Term Funds	30.0%

Semiannual Report

Fidelity Freedom Index Income Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $24,889,593)	622,800	$ 35,923,132
Commodity Funds - 1.0%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $2,741,589)	317,288	2,373,311
International Equity Funds - 7.1%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $14,378,639)	1,341,857	16,397,495
Bond Funds - 40.2%

Spartan U.S. Bond Index FundClass F (c) (Cost $91,523,173)	7,935,537	92,131,586
Inflation-Protected Bond Funds - 6.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $14,853,246)	1,380,621	13,709,571
Short-Term Funds - 30.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c) (Cost $68,943,845)	68,943,845	$ 68,943,845
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $217,330,085)		229,478,940
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,445)
NET ASSETS - 100%		$ 229,465,495
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 49,383,751	$ 5,851,055	$ 4,331,255	$ 25,274	$ 68,943,845
Fidelity Series Commodity Strategy Fund Class F	1,835,278	364,826	165,767	-	2,373,311
Fidelity Series Global ex U.S. Index Fund	11,864,285	1,576,953	1,121,943	-	16,397,495
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,758,510	1,045,601	702,231	18,888	13,709,571
Spartan Total Market Index Fund Class F	25,952,370	2,490,368	3,170,152	72,031	35,923,132
Spartan U.S. Bond Index Fund Class F	66,140,085	6,519,758	5,243,974	969,784	92,131,586
Total	$ 164,934,279	$ 17,848,561	$ 14,735,322	$ 1,085,977	$ 229,478,940
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $217,330,085) - See accompanying schedule		$ 229,478,940
Cash		2
Receivable for investments sold		876,597
Receivable for fund shares sold		264,508
Receivable from affiliate for expense reductions		15,103
Total assets		230,635,150

Liabilities
Payable for investments purchased	$ 1,031,992
Payable for fund shares redeemed	109,015
Transfer agent fees payable	28,648
Total liabilities		1,169,655

Net Assets		$ 229,465,495
Net Assets consist of:
Paid in capital		$ 217,582,672
Undistributed net investment income		238,515
Accumulated undistributed net realized gain (loss) on investments		(504,547)
Net unrealized appreciation (depreciation) on investments		12,148,855
Net Assets, for 20,169,314 shares outstanding		$ 229,465,495
Net Asset Value, offering price and redemption price per share ($229,465,495 ÷ 20,169,314 shares)		$ 11.38

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,085,977

Expenses
Transfer agent fees	$ 142,801
Independent trustees' compensation	409
Total expenses before reductions	143,210
Expense reductions	(71,231)	71,979
Net investment income (loss)		1,013,998
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		130,454
Change in net unrealized appreciation (depreciation) on investment securities		998,979
Net gain (loss)		1,129,433
Net increase (decrease) in net assets resulting from operations		$ 2,143,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,013,998	$ 1,722,884
Net realized gain (loss)	130,454	482,838
Change in net unrealized appreciation (depreciation)	998,979	2,175,838
Net increase (decrease) in net assets resulting from operations	2,143,431	4,381,560
Distributions to shareholders from net investment income	(939,421)	(1,641,918)
Distributions to shareholders from net realized gain	(798,506)	(188,185)
Total distributions	(1,737,927)	(1,830,103)
Share transactions Proceeds from sales of shares	27,927,490	84,388,161
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom Index 2000 Fund (note 6)	60,344,330	-
Reinvestment of distributions	1,737,926	1,830,103
Cost of shares redeemed	(25,875,300)	(56,597,258)
Net increase (decrease) in net assets resulting from share transactions	64,134,446	29,621,006
Total increase (decrease) in net assets	64,539,950	32,172,463

Net Assets
Beginning of period	164,925,545	132,753,082
End of period (including undistributed net investment income of $238,515 and undistributed net investment income of $163,938, respectively)	$ 229,465,495	$ 164,925,545
Other Information Shares
Sold	2,448,582	7,568,262
Issued in exchange for the shares of Fidelity Freedom Index 2000 Fund (note 6)	5,261,057	-
Issued in reinvestment of distributions	152,999	163,960
Redeemed	(2,267,184)	(5,081,711)
Net increase (decrease)	5,595,454	2,650,511

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.13	$ 10.89	$ 10.74	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.13	.12	.13	.13	.06
Net realized and unrealized gain (loss)	.11	.20	.29	.24	.47	.30
Total from investment operations	.17	.33	.41	.37	.60	.36
Distributions from net investment income	(.06)	(.12)	(.11)	(.13)	(.12)	(.07)
Distributions from net realized gain	(.05)	(.02)	(.05)	(.09)	(.03)	(.01)
Total distributions	(.11)	(.14)	(.17) I	(.22)	(.15)	(.07) J
Net asset value, end of period	$ 11.38	$ 11.32	$ 11.13	$ 10.89	$ 10.74	$ 10.29
Total ReturnB, C	1.52%	2.98%	3.75%	3.52%	5.89%	3.62%
Ratios to Average Net Assets F, H
Expenses before reductions	.15%A	.15%	.15%	.15%	.08%	.05%A
Expenses net of fee waivers, if any	.08%A	.08%	.10%	.09%	.06%	.04%A
Expenses net of all reductions	.08%A	.08%	.10%	.09%	.06%	.04%A
Net investment income (loss)	1.07%A	1.20%	1.06%	1.24%	1.27%	1.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,465	$ 164,926	$ 132,753	$ 67,405	$ 38,540	$ 6,401
Portfolio turnover rateH	15%A, G	43%	19%	31%	36%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March, 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Amounts do not include the activity of the Underlying Funds.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	26.3	27.0
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	11.7	12.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	36.1	35.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.5	4.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	20.4	19.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	26.3%
Commodity Funds	1.0%
International Equity Funds	11.7%
Bond Funds	36.1%
Inflation-Protected Bond Funds	4.5%
Short-Term Funds	20.4%

Six months ago
Domestic Equity Funds	27.0%
Commodity Funds	1.1%
International Equity Funds	12.0%
Bond Funds	35.8%
Inflation-Protected Bond Funds	4.4%
Short-Term Funds	19.7%

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $12,124,373)	309,398	$ 17,846,092
Commodity Funds - 1.0%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $807,860)	94,019	703,265
International Equity Funds - 11.7%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $7,059,353)	650,679	7,951,301
Bond Funds - 36.1%

Spartan U.S. Bond Index FundClass F (c) (Cost $24,237,743)	2,108,654	24,481,476
Inflation-Protected Bond Funds - 4.5%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $3,272,754)	308,659	3,064,984
Short-Term Funds - 20.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c) (Cost $13,818,364)	13,818,364	$ 13,818,364
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $61,320,447)		67,865,482
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,375)
NET ASSETS - 100%		$ 67,861,107
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 13,090,373	$ 1,928,500	$ 1,200,509	$ 5,782	$ 13,818,364
Fidelity Series Commodity Strategy Fund Class F	710,419	146,080	63,199	-	703,265
Fidelity Series Global ex U.S. Index Fund	7,971,676	908,643	881,969	-	7,951,301
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,942,860	350,575	246,271	4,907	3,064,984
Spartan Total Market Index Fund Class F	17,935,104	1,502,853	2,402,307	49,280	17,846,092
Spartan U.S. Bond Index Fund Class F	23,753,792	2,734,392	2,228,713	311,719	24,481,476
Total	$ 66,404,224	$ 7,571,043	$ 7,022,968	$ 371,688	$ 67,865,482
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $61,320,447) - See accompanying schedule		$ 67,865,482
Cash		2
Receivable for investments sold		234,512
Receivable for fund shares sold		80,251
Receivable from affiliate for expense reductions		4,406
Total assets		68,184,653

Liabilities
Payable for investments purchased	$ 309,079
Payable for fund shares redeemed	5,707
Transfer agent fees payable	8,760
Total liabilities		323,546

Net Assets		$ 67,861,107
Net Assets consist of:
Paid in capital		$ 61,464,680
Undistributed net investment income		342,075
Accumulated undistributed net realized gain (loss) on investments		(490,683)
Net unrealized appreciation (depreciation) on investments		6,545,035
Net Assets, for 5,413,386 shares outstanding		$ 67,861,107
Net Asset Value, offering price and redemption price per share ($67,861,107 ÷ 5,413,386 shares)		$ 12.54

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 371,688

Expenses
Transfer agent fees	$ 51,181
Independent trustees' compensation	149
Total expenses before reductions	51,330
Expense reductions	(25,934)	25,396
Net investment income (loss)		346,292
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		54,815
Change in net unrealized appreciation (depreciation) on investment securities		858,366
Net gain (loss)		913,181
Net increase (decrease) in net assets resulting from operations		$ 1,259,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 346,292	$ 818,568
Net realized gain (loss)	54,815	(56,387)
Change in net unrealized appreciation (depreciation)	858,366	2,532,220
Net increase (decrease) in net assets resulting from operations	1,259,473	3,294,401
Distributions to shareholders from net investment income	(819,986)	(74,307)
Distributions to shareholders from net realized gain	(255,580)	(106,152)
Total distributions	(1,075,566)	(180,459)
Share transactions Proceeds from sales of shares	8,289,781	23,371,800
Reinvestment of distributions	1,075,566	180,459
Cost of shares redeemed	(8,089,023)	(23,248,120)
Net increase (decrease) in net assets resulting from share transactions	1,276,324	304,139
Total increase (decrease) in net assets	1,460,231	3,418,081

Net Assets
Beginning of period	66,400,876	62,982,795
End of period (including undistributed net investment income of $342,075 and undistributed net investment income of $815,769, respectively)	$ 67,861,107	$ 66,400,876
Other Information Shares
Sold	657,881	1,928,121
Issued in reinvestment of distributions	86,879	15,051
Redeemed	(643,519)	(1,919,507)
Net increase (decrease)	101,241	23,665

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.91	$ 11.50	$ 11.44	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.14	.16	.16	.06
Net realized and unrealized gain (loss)	.18	.46	.45	.18	.86	.62
Total from investment operations	.24	.62	.59	.34	1.02	.68
Distributions from net investment income	(.15)	(.01)	(.14)	(.14)	(.12)	(.08)
Distributions from net realized gain	(.05)	(.02)	(.04)	(.14)	(.05)	(.01)
Total distributions	(.20)	(.03)	(.18)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 12.54	$ 12.50	$ 11.91	$ 11.50	$ 11.44	$ 10.59
Total ReturnB, C	1.96%	5.25%	5.17%	3.11%	9.72%	6.78%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.09%	.05%A
Expenses net of fee waivers, if any	.07%A	.08%	.09%	.09%	.06%	.03%A
Expenses net of all reductions	.07%A	.08%	.09%	.09%	.06%	.03%A
Net investment income (loss)	1.02%A	1.29%	1.22%	1.45%	1.42%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,861	$ 66,401	$ 62,983	$ 43,986	$ 23,459	$ 2,167
Portfolio turnover rateG	21%A	49%	23%	37%	53%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	32.5	33.2
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.2
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	14.4	14.7
Bond Funds
Spartan U.S. Bond Index Fund Class F	33.3	33.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.7	3.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	15.0	14.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	32.5%
Commodity Funds	1.1%
International Equity Funds	14.4%
Bond Funds	33.3%
Inflation-Protected Bond Funds	3.7%
Short-Term Funds	15.0%

Six months ago
Domestic Equity Funds	33.2%
Commodity Funds	1.2%
International Equity Funds	14.7%
Bond Funds	33.0%
Inflation-Protected Bond Funds	3.6%
Short-Term Funds	14.3%

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.5%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $91,483,373)	2,447,127	$ 141,150,299
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $5,429,431)	646,822	4,838,231
International Equity Funds - 14.4%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $54,012,516)	5,119,658	62,562,219
Bond Funds - 33.3%

Spartan U.S. Bond Index FundClass F (c) (Cost $143,769,115)	12,477,904	144,868,462
Inflation-Protected Bond Funds - 3.7%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $17,076,401)	1,625,365	16,139,874
Short-Term Funds - 15.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c) (Cost $65,109,517)	65,109,517	$ 65,109,517
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $376,880,353)		434,668,602
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,610)
NET ASSETS - 100%		$ 434,640,992
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 61,765,294	$ 8,748,815	$ 5,404,592	$ 27,082	$ 65,109,517
Fidelity Series Commodity Strategy Fund Class F	5,054,630	779,270	379,306	-	4,838,231
Fidelity Series Global ex U.S. Index Fund	63,263,246	6,137,580	6,604,215	-	62,562,219
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,577,134	1,692,888	1,236,609	25,742	16,139,874
Spartan Total Market Index Fund Class F	142,949,184	9,573,813	17,846,839	397,566	141,150,299
Spartan U.S. Bond Index Fund Class F	142,180,606	14,347,551	13,014,221	1,845,292	144,868,462
Total	$ 430,790,094	$ 41,279,917	$ 44,485,782	$ 2,295,682	$ 434,668,602
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $376,880,353) - See accompanying schedule		$ 434,668,602
Cash		2
Receivable for investments sold		1,712,410
Receivable for fund shares sold		352,536
Receivable from affiliate for expense reductions		27,048
Total assets		436,760,598

Liabilities
Payable for investments purchased	$ 2,022,688
Payable for fund shares redeemed	42,128
Transfer agent fees payable	54,790
Total liabilities		2,119,606

Net Assets		$ 434,640,992
Net Assets consist of:
Paid in capital		$ 378,835,488
Undistributed net investment income		2,107,541
Accumulated undistributed net realized gain (loss) on investments		(4,090,286)
Net unrealized appreciation (depreciation) on investments		57,788,249
Net Assets, for 33,083,042 shares outstanding		$ 434,640,992
Net Asset Value, offering price and redemption price per share ($434,640,992 ÷ 33,083,042 shares)		$ 13.14

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,295,682

Expenses
Transfer agent fees	$ 328,154
Independent trustees' compensation	960
Total expenses before reductions	329,114
Expense reductions	(163,844)	165,270
Net investment income (loss)		2,130,412
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		931,260
Change in net unrealized appreciation (depreciation) on investment securities		6,153,110
Net gain (loss)		7,084,370
Net increase (decrease) in net assets resulting from operations		$ 9,214,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,130,412	$ 5,662,861
Net realized gain (loss)	931,260	(1,660,246)
Change in net unrealized appreciation (depreciation)	6,153,110	23,305,805
Net increase (decrease) in net assets resulting from operations	9,214,782	27,308,420
Distributions to shareholders from net investment income	(5,665,965)	(505,726)
Distributions to shareholders from net realized gain	(1,566,472)	(1,041,199)
Total distributions	(7,232,437)	(1,546,925)
Share transactions Proceeds from sales of shares	53,937,738	172,483,332
Reinvestment of distributions	7,232,437	1,546,925
Cost of shares redeemed	(59,278,190)	(133,877,716)
Net increase (decrease) in net assets resulting from share transactions	1,891,985	40,152,541
Total increase (decrease) in net assets	3,874,330	65,914,036

Net Assets
Beginning of period	430,766,662	364,852,626
End of period (including undistributed net investment income of $2,107,541 and undistributed net investment income of $5,643,094, respectively)	$ 434,640,992	$ 430,766,662
Other Information Shares
Sold	4,086,899	13,720,828
Issued in reinvestment of distributions	558,921	124,651
Redeemed	(4,494,514)	(10,656,793)
Net increase (decrease)	151,306	3,188,686

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 12.27	$ 11.71	$ 11.65	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.18	.18	.20	.19	.05
Net realized and unrealized gain (loss)	.22	.68	.61	.21	.98	.70
Total from investment operations	.28	.86	.79	.41	1.17	.75
Distributions from net investment income	(.17)	(.02)	(.17)	(.18)	(.13)	(.09)
Distributions from net realized gain	(.05)	(.04)	(.06)	(.17)	(.04)	(.01)
Total distributions	(.22)	(.05)H	(.23)	(.35)	(.17)	(.10)
Net asset value, end of period	$ 13.14	$ 13.08	$ 12.27	$ 11.71	$ 11.65	$ 10.65
Total ReturnB, C	2.14%	7.05%	6.80%	3.64%	11.08%	7.47%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.08%	.05%A
Expenses net of fee waivers, if any	.08%A	.09%	.10%	.09%	.05%	.03%A
Expenses net of all reductions	.08%A	.09%	.10%	.09%	.05%	.03%A
Net investment income (loss)	.97%A	1.45%	1.54%	1.71%	1.68%	1.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 434,641	$ 430,767	$ 364,853	$ 238,158	$ 144,278	$ 19,773
Portfolio turnover rateG	19%A	39%	21%	33%	36%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	37.9	38.3
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	16.7	16.9
Bond Funds
Spartan U.S. Bond Index Fund Class F	31.0	30.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.9	2.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.4	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.9%
Commodity Funds	1.1%
International Equity Funds	16.7%
Bond Funds	31.0%
Inflation-Protected Bond Funds	2.9%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	38.3%
Commodity Funds	1.3%
International Equity Funds	16.9%
Bond Funds	30.8%
Inflation-Protected Bond Funds	2.8%
Short-Term Funds	9.9%

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.9%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $222,704,357)	5,632,406	$ 324,877,155
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $10,465,842)	1,281,808	9,587,921
International Equity Funds - 16.7%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $126,349,468)	11,729,885	143,339,190
Bond Funds - 31.0%

Spartan U.S. Bond Index FundClass F (c) (Cost $265,534,559)	22,919,552	266,095,995
Inflation-Protected Bond Funds - 2.9%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $26,565,957)	2,514,788	24,971,847
Short-Term Funds - 10.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c) (Cost $89,057,806)	89,057,806	$ 89,057,806
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $740,677,989)		857,929,914
NET OTHER ASSETS (LIABILITIES) - 0.0%		(55,502)
NET ASSETS - 100%		$ 857,874,412
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 82,337,568	$ 12,150,664	$ 5,430,426	$ 36,648	$ 89,057,806
Fidelity Series Commodity Strategy Fund Class F	10,536,660	1,124,589	833,054	-	9,587,921
Fidelity Series Global ex U.S. Index Fund	140,043,903	14,612,594	10,563,028	-	143,339,190
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,095,716	3,004,939	1,273,135	39,114	24,971,847
Spartan Total Market Index Fund Class F	317,553,360	22,868,976	30,099,173	885,092	324,877,155
Spartan U.S. Bond Index Fund Class F	255,197,485	26,835,148	18,349,473	3,353,121	266,095,995
Total	$ 828,764,692	$ 80,596,910	$ 66,548,289	$ 4,313,975	$ 857,929,914
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $740,677,989) - See accompanying schedule		$ 857,929,914
Cash		2
Receivable for investments sold		3,729,441
Receivable for fund shares sold		995,233
Receivable from affiliate for expense reductions		52,513
Total assets		862,707,103

Liabilities
Payable for investments purchased	$ 4,215,784
Payable for fund shares redeemed	508,692
Transfer agent fees payable	108,215
Total liabilities		4,832,691

Net Assets		$ 857,874,412
Net Assets consist of:
Paid in capital		$ 747,066,251
Undistributed net investment income		3,932,445
Accumulated undistributed net realized gain (loss) on investments		(10,376,209)
Net unrealized appreciation (depreciation) on investments		117,251,925
Net Assets, for 64,123,062 shares outstanding		$ 857,874,412
Net Asset Value, offering price and redemption price per share ($857,874,412 ÷ 64,123,062 shares)		$ 13.38

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,313,975

Expenses
Transfer agent fees	$ 640,593
Independent trustees' compensation	1,864
Total expenses before reductions	642,457
Expense reductions	(315,386)	327,071
Net investment income (loss)		3,986,904
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		1,060,907
Change in net unrealized appreciation (depreciation) on investment securities		14,055,690
Net gain (loss)		15,116,597
Net increase (decrease) in net assets resulting from operations		$ 19,103,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,986,904	$ 11,925,345
Net realized gain (loss)	1,060,907	(5,999,147)
Change in net unrealized appreciation (depreciation)	14,055,690	53,693,693
Net increase (decrease) in net assets resulting from operations	19,103,501	59,619,891
Distributions to shareholders from net investment income	(11,970,844)	(866,325)
Distributions to shareholders from net realized gain	(2,772,194)	(920,469)
Total distributions	(14,743,038)	(1,786,794)
Share transactions Proceeds from sales of shares	130,141,662	322,845,321
Reinvestment of distributions	14,743,038	1,786,794
Cost of shares redeemed	(120,092,343)	(226,019,959)
Net increase (decrease) in net assets resulting from share transactions	24,792,357	98,612,156
Total increase (decrease) in net assets	29,152,820	156,445,253

Net Assets
Beginning of period	828,721,592	672,276,339
End of period (including undistributed net investment income of $3,932,445 and undistributed net investment income of $11,916,385, respectively)	$ 857,874,412	$ 828,721,592
Other Information Shares
Sold	9,685,592	25,550,569
Issued in reinvestment of distributions	1,120,292	142,261
Redeemed	(8,938,367)	(17,696,183)
Net increase (decrease)	1,867,517	7,996,647

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 12.39	$ 11.80	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.20	.19	.20	.20	.06
Net realized and unrealized gain (loss)	.24	.75	.63	.22	1.00	.71
Total from investment operations	.30	.95	.82	.42	1.20	.77
Distributions from net investment income	(.19)	(.02)	(.18)	(.17)	(.12)	(.09)
Distributions from net realized gain	(.04)	(.02)	(.05)	(.15)	(.04)	(.01)
Total distributions	(.23)	(.03)I	(.23)	(.33)H	(.16)	(.10)
Net asset value, end of period	$ 13.38	$ 13.31	$ 12.39	$ 11.80	$ 11.71	$ 10.67
Total ReturnB, C	2.31%	7.71%	7.02%	3.70%	11.29%	7.67%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.09%	.05%A
Expenses net of fee waivers, if any	.08%A	.09%	.10%	.09%	.06%	.03%A
Expenses net of all reductions	.08%A	.09%	.10%	.09%	.06%	.03%A
Net investment income (loss)	.93%A	1.56%	1.58%	1.76%	1.78%	1.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 857,874	$ 828,722	$ 672,276	$ 412,376	$ 220,552	$ 13,901
Portfolio turnover rateG	16%A	29%	14%	23%	19%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

I Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	41.9	42.4
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.5	18.6
Bond Funds
Spartan U.S. Bond Index Fund Class F	29.4	29.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.1	2.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.9	6.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.9%
Commodity Funds	1.2%
International Equity Funds	18.5%
Bond Funds	29.4%
Inflation-Protected Bond Funds	2.1%
Short-Term Funds	6.9%

Six months ago
Domestic Equity Funds	42.4%
Commodity Funds	1.3%
International Equity Funds	18.6%
Bond Funds	29.2%
Inflation-Protected Bond Funds	2.0%
Short-Term Funds	6.5%

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.9%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $624,393,834)	15,164,515	$ 874,689,246
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $27,995,500)	3,389,483	25,353,335
International Equity Funds - 18.5%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $345,765,299)	31,559,110	385,652,329
Bond Funds - 29.4%

Spartan U.S. Bond Index FundClass F (c) (Cost $614,314,667)	52,994,353	615,264,435
Inflation-Protected Bond Funds - 2.1%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $46,592,306)	4,401,806	43,709,930
Short-Term Funds - 6.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c) (Cost $145,232,130)	145,232,130	$ 145,232,130
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,804,293,736)		2,089,901,405
NET OTHER ASSETS (LIABILITIES) - 0.0%		(136,383)
NET ASSETS - 100%		$ 2,089,765,022
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 130,902,811	$ 21,765,647	$ 7,436,329	$ 59,319	$ 145,232,130
Fidelity Series Commodity Strategy Fund Class F	26,035,113	4,315,115	1,790,493	-	25,353,335
Fidelity Series Global ex U.S. Index Fund	374,673,788	37,710,532	24,860,384	-	385,652,329
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,870,441	5,631,769	2,047,849	68,549	43,709,930
Spartan Total Market Index Fund Class F	851,805,895	58,373,773	74,972,503	2,377,326	874,689,246
Spartan U.S. Bond Index Fund Class F	587,591,013	62,932,825	40,904,167	7,793,889	615,264,435
Total	$ 2,010,879,061	$ 190,729,661	$ 152,011,725	$ 10,299,083	$ 2,089,901,405
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,804,293,736) - See accompanying schedule		$ 2,089,901,405
Cash		2
Receivable for investments sold		9,344,444
Receivable for fund shares sold		2,371,770
Receivable from affiliate for expense reductions		126,092
Total assets		2,101,743,713

Liabilities
Payable for investments purchased	$ 11,291,199
Payable for fund shares redeemed	424,325
Transfer agent fees payable	263,167
Total liabilities		11,978,691

Net Assets		$ 2,089,765,022
Net Assets consist of:
Paid in capital		$ 1,820,277,275
Undistributed net investment income		9,238,143
Accumulated undistributed net realized gain (loss) on investments		(25,358,065)
Net unrealized appreciation (depreciation) on investments		285,607,669
Net Assets, for 151,179,912 shares outstanding		$ 2,089,765,022
Net Asset Value, offering price and redemption price per share ($2,089,765,022 ÷ 151,179,912 shares)		$ 13.82

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,299,083

Expenses
Transfer agent fees	$ 1,568,017
Independent trustees' compensation	4,555
Total expenses before reductions	1,572,572
Expense reductions	(754,566)	818,006
Net investment income (loss)		9,481,077
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		2,754,691
Change in net unrealized appreciation (depreciation) on investment securities		37,549,715
Net gain (loss)		40,304,406
Net increase (decrease) in net assets resulting from operations		$ 49,785,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,481,077	$ 28,437,907
Net realized gain (loss)	2,754,691	(17,072,508)
Change in net unrealized appreciation (depreciation)	37,549,715	134,224,852
Net increase (decrease) in net assets resulting from operations	49,785,483	145,590,251
Distributions to shareholders from net investment income	(28,568,285)	(1,966,160)
Distributions to shareholders from net realized gain	(5,235,024)	(1,619,190)
Total distributions	(33,803,309)	(3,585,350)
Share transactions Proceeds from sales of shares	272,294,821	797,855,180
Reinvestment of distributions	33,803,308	3,585,350
Cost of shares redeemed	(243,084,445)	(363,510,831)
Net increase (decrease) in net assets resulting from share transactions	63,013,684	437,929,699
Total increase (decrease) in net assets	78,995,858	579,934,600

Net Assets
Beginning of period	2,010,769,164	1,430,834,564
End of period (including undistributed net investment income of $9,238,143 and undistributed net investment income of $28,325,351, respectively)	$ 2,089,765,022	$ 2,010,769,164
Other Information Shares
Sold	19,622,498	61,136,146
Issued in reinvestment of distributions	2,491,032	278,582
Redeemed	(17,478,730)	(27,794,835)
Net increase (decrease)	4,634,800	33,619,893

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 12.67	$ 12.03	$ 12.00	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.22	.20	.22	.21	.05
Net realized and unrealized gain (loss)	.27	.86	.68	.16	1.15	.87
Total from investment operations	.33	1.08	.88	.38	1.36	.92
Distributions from net investment income	(.19)	(.02)	(.19)	(.19)	(.14)	(.10)
Distributions from net realized gain	(.04)	(.01)	(.05)	(.16)	(.04)	(.01)
Total distributions	(.23)	(.03)	(.24)	(.35)	(.17)H	(.11)
Net asset value, end of period	$ 13.82	$ 13.72	$ 12.67	$ 12.03	$ 12.00	$ 10.81
Total ReturnB, C	2.41%	8.55%	7.38%	3.36%	12.67%	9.18%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.08%	.05%A
Expenses net of fee waivers, if any	.08%A	.09%	.10%	.09%	.05%	.03%A
Expenses net of all reductions	.08%A	.09%	.10%	.09%	.05%	.03%A
Net investment income (loss)	.91%A	1.66%	1.68%	1.85%	1.82%	.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,089,765	$ 2,010,769	$ 1,430,835	$ 812,369	$ 424,846	$ 38,734
Portfolio turnover rateG	15%A	25%	11%	20%	21%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the Underlying Funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	48.3	49.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.3	21.7
Bond Funds
Spartan U.S. Bond Index Fund Class F	26.4	25.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.3	1.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	1.4	0.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.3%
Commodity Funds	1.3%
International Equity Funds	21.3%
Bond Funds	26.4%
Inflation-Protected Bond Funds	1.3%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds	49.5%
Commodity Funds	1.3%
International Equity Funds	21.7%
Bond Funds	25.7%
Inflation-Protected Bond Funds	1.2%
Short-Term Funds	0.6%

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.3%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $510,562,760)	12,323,268	$ 710,806,120
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $20,540,896)	2,508,916	18,766,691
International Equity Funds - 21.3%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $280,790,992)	25,581,355	312,604,163
Bond Funds - 26.4%

Spartan U.S. Bond Index FundClass F (c) (Cost $388,217,112)	33,420,077	388,007,093
Inflation-Protected Bond Funds - 1.3%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $20,208,178)	1,904,701	18,913,684
Short-Term Funds - 1.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c) (Cost $20,824,583)	20,824,583	$ 20,824,583
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,241,144,521)		1,469,922,334
NET OTHER ASSETS (LIABILITIES) - 0.0%		(97,416)
NET ASSETS - 100%		$ 1,469,824,918
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 8,889,754	$ 12,291,395	$ 356,566	$ 5,983	$ 20,824,583
Fidelity Series Commodity Strategy Fund Class F	18,080,775	3,483,719	454,116	-	18,766,691
Fidelity Series Global ex U.S. Index Fund	292,431,042	37,100,118	14,768,982	-	312,604,163
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,943,970	3,351,203	461,400	28,185	18,913,684
Spartan Total Market Index Fund Class F	666,715,286	61,476,645	48,124,705	1,851,307	710,806,120
Spartan U.S. Bond Index Fund Class F	346,002,325	53,931,016	15,143,442	4,701,689	388,007,093
Total	$ 1,348,063,152	$ 171,634,096	$ 79,309,211	$ 6,587,164	$ 1,469,922,334
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,241,144,521) - See accompanying schedule		$ 1,469,922,334
Cash		2
Receivable for investments sold		7,577,100
Receivable for fund shares sold		2,501,395
Receivable from affiliate for expense reductions		86,645
Total assets		1,480,087,476

Liabilities
Payable for investments purchased	$ 9,498,282
Payable for fund shares redeemed	579,531
Transfer agent fees payable	184,745
Total liabilities		10,262,558

Net Assets		$ 1,469,824,918
Net Assets consist of:
Paid in capital		$ 1,254,696,023
Undistributed net investment income		5,897,365
Accumulated undistributed net realized gain (loss) on investments		(19,546,283)
Net unrealized appreciation (depreciation) on investments		228,777,813
Net Assets, for 101,436,138 shares outstanding		$ 1,469,824,918
Net Asset Value, offering price and redemption price per share ($1,469,824,918 ÷ 101,436,138 shares)		$ 14.49

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,587,164

Expenses
Transfer agent fees	$ 1,068,440
Independent trustees' compensation	3,077
Total expenses before reductions	1,071,517
Expense reductions	(503,123)	568,394
Net investment income (loss)		6,018,770
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		627,113
Change in net unrealized appreciation (depreciation) on investment securities		28,907,183
Net gain (loss)		29,534,296
Net increase (decrease) in net assets resulting from operations		$ 35,553,066

See accompanying notes which are an integral part of the financial statements.
Semiannual Report

Fidelity Freedom Index 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,018,770	$ 20,678,304
Net realized gain (loss)	627,113	(13,968,643)
Change in net unrealized appreciation (depreciation)	28,907,183	116,422,139
Net increase (decrease) in net assets resulting from operations	35,553,066	123,131,800
Distributions to shareholders from net investment income	(20,784,754)	(1,061,767)
Distributions to shareholders from net realized gain	(2,298,773)	(758,380)
Total distributions	(23,083,527)	(1,820,147)
Share transactions Proceeds from sales of shares	208,730,263	451,158,524
Reinvestment of distributions	23,083,527	1,820,147
Cost of shares redeemed	(122,449,952)	(195,694,024)
Net increase (decrease) in net assets resulting from share transactions	109,363,838	257,284,647
Total increase (decrease) in net assets	121,833,377	378,596,300

Net Assets
Beginning of period	1,347,991,541	969,395,241
End of period (including undistributed net investment income of $5,897,365 and undistributed net investment income of $20,663,349, respectively)	$ 1,469,824,918	$ 1,347,991,541
Other Information Shares
Sold	14,331,881	33,398,610
Issued in reinvestment of distributions	1,625,600	137,266
Redeemed	(8,413,278)	(14,282,440)
Net increase (decrease)	7,544,203	19,253,436

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 12.99	$ 12.21	$ 12.22	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.24	.22	.23	.22	.05
Net realized and unrealized gain (loss)	.31	1.15	.80	.11	1.30	.94
Total from investment operations	.37	1.39	1.02	.34	1.52	.99
Distributions from net investment income	(.22)	(.01)	(.21)	(.19)	(.15)	(.10)
Distributions from net realized gain	(.02)	(.01)	(.04)	(.16)	(.03)	(.01)
Total distributions	(.24)	(.02)	(.24)H	(.35)	(.18)	(.11)
Net asset value, end of period	$ 14.49	$ 14.36	$ 12.99	$ 12.21	$ 12.22	$ 10.88
Total ReturnB, C	2.62%	10.75%	8.50%	3.03%	14.03%	9.93%
Ratios to Average Net Assets
Expenses before reductions	.15%A	.15%	.15%	.15%	.09%	.05%A
Expenses net of fee waivers, if any	.08%A	.09%	.10%	.09%	.05%	.03%A
Expenses net of all reductions	.08%A	.09%	.10%	.09%	.05%	.03%A
Net investment income (loss)	.85%A	1.78%	1.82%	1.97%	1.91%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,469,825	$ 1,347,992	$ 969,395	$ 537,405	$ 249,606	$ 18,150
Portfolio turnover rateG	11%A	21%	10%	18%	18%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March, 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the Underlying Funds.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	57.6	58.4
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	25.2	25.5
Bond Funds
Spartan U.S. Bond Index Fund Class F	15.4	14.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	57.6%
Commodity Funds	1.3%
International Equity Funds	25.2%
Bond Funds	15.4%
Inflation-Protected Bond Funds	0.5%

Six months ago
Domestic Equity Funds	58.4%
Commodity Funds	1.4%
International Equity Funds	25.5%
Bond Funds	14.3%
Inflation-Protected Bond Funds	0.4%

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $791,932,903)	18,483,589	$ 1,066,133,416
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $26,322,124)	3,215,937	24,055,212
International Equity Funds - 25.2%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $425,416,710)	38,252,198	467,441,857
Bond Funds - 15.4%

Spartan U.S. Bond Index Fund Class F (b) (Cost $284,236,083)	24,598,431	285,587,783
Inflation-Protected Bond Funds - 0.5%
	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b) (Cost $9,281,809)	876,813	$ 8,706,758
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,537,189,629)		1,851,925,026
NET OTHER ASSETS (LIABILITIES) - 0.0%		(118,015)
NET ASSETS - 100%		$ 1,851,807,011
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 22,931,791	$ 4,540,271	$ 396,199	$ -	$ 24,055,212
Fidelity Series Global ex U.S. Index Fund	434,876,304	53,255,721	17,293,062	-	467,441,857
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,461,823	2,399,567	168,363	12,224	8,706,758
Spartan Total Market Index Fund Class F	995,646,687	79,277,899	54,836,016	2,767,883	1,066,133,416
Spartan U.S. Bond Index Fund Class F	244,386,298	45,985,409	7,009,532	3,394,530	285,587,783
Total	$ 1,704,302,903	$ 185,458,867	$ 79,703,172	$ 6,174,637	$ 1,851,925,026
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,537,189,629) - See accompanying schedule		$ 1,851,925,026
Cash		1
Receivable for investments sold		9,121,500
Receivable for fund shares sold		2,216,156
Receivable from affiliate for expense reductions		115,419
Total assets		1,863,378,102

Liabilities
Payable for investments purchased	$ 10,762,263
Payable for fund shares redeemed	574,745
Transfer agent fees payable	234,083
Total liabilities		11,571,091

Net Assets		$ 1,851,807,011
Net Assets consist of:
Paid in capital		$ 1,560,038,713
Undistributed net investment income		5,425,507
Accumulated undistributed net realized gain (loss) on investments		(28,392,606)
Net unrealized appreciation (depreciation) on investments		314,735,397
Net Assets, for 125,243,676 shares outstanding		$ 1,851,807,011
Net Asset Value, offering price and redemption price per share ($1,851,807,011 ÷ 125,243,676 shares)		$ 14.79

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,174,637

Expenses
Transfer agent fees	$ 1,355,481
Independent trustees' compensation	3,904
Total expenses before reductions	1,359,385
Expense reductions	(671,939)	687,446
Net investment income (loss)		5,487,191
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		565,082
Change in net unrealized appreciation (depreciation) on investment securities		41,301,347
Net gain (loss)		41,866,429
Net increase (decrease) in net assets resulting from operations		$ 47,353,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,487,191	$ 26,545,430
Net realized gain (loss)	565,082	(22,179,059)
Change in net unrealized appreciation (depreciation)	41,301,347	161,261,819
Net increase (decrease) in net assets resulting from operations	47,353,620	165,628,190
Distributions to shareholders from net investment income	(26,598,045)	(1,328,362)
Distributions to shareholders from net realized gain	(1,550,557)	(853,947)
Total distributions	(28,148,602)	(2,182,309)
Share transactions Proceeds from sales of shares	241,078,193	614,655,308
Reinvestment of distributions	28,148,602	2,182,309
Cost of shares redeemed	(140,840,718)	(279,111,846)
Net increase (decrease) in net assets resulting from share transactions	128,386,077	337,725,771
Total increase (decrease) in net assets	147,591,095	501,171,652

Net Assets
Beginning of period	1,704,215,916	1,203,044,264
End of period (including undistributed net investment income of $5,425,507 and undistributed net investment income of $26,536,361, respectively)	$ 1,851,807,011	$ 1,704,215,916
Other Information Shares
Sold	16,212,793	44,768,709
Issued in reinvestment of distributions	1,948,000	163,837
Redeemed	(9,476,795)	(20,237,257)
Net increase (decrease)	8,683,998	24,695,289

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.62	$ 13.10	$ 12.28	$ 12.34	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.25	.24	.24	.22	.04
Net realized and unrealized gain (loss)	.36	1.29	.83	.07	1.34	1.04
Total from investment operations	.41	1.54	1.07	.31	1.56	1.08
Distributions from net investment income	(.22)	(.01)	(.21)	(.20)	(.15)	(.11)
Distributions from net realized gain	(.01)	(.01)	(.03)	(.16)	(.03)	(.01)
Total distributions	(.24)J	(.02)	(.25)I	(.37)H	(.18)	(.12)
Net asset value, end of period	$ 14.79	$ 14.62	$ 13.10	$ 12.28	$ 12.34	$ 10.96
Total ReturnB, C	2.81%	11.80%	8.80%	2.70%	14.27%	10.78%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.08%	.05%A
Expenses net of fee waivers, if any	.08%A	.08%	.10%	.09%	.05%	.03%A
Expenses net of all reductions	.08%A	.08%	.10%	.09%	.05%	.03%A
Net investment income (loss)	.61%A	1.84%	1.90%	1.99%	1.90%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,851,807	$ 1,704,216	$ 1,203,044	$ 653,920	$ 317,352	$ 27,567
Portfolio turnover rateG	9%A	32%	10%	18%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the Underlying Funds.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $510,437,031)	11,868,711	$ 684,587,224
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $16,170,864)	1,976,888	14,787,119
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $273,240,821)	24,526,141	299,709,438
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index FundClass F (b) (Cost $111,112,795)	9,620,658	$ 111,695,842
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $910,961,511)		1,110,779,623
NET OTHER ASSETS (LIABILITIES) - 0.0%		(69,120)
NET ASSETS - 100%		$ 1,110,710,503
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 13,907,445	$ 3,225,357	$ 487,878	$ -	$ 14,787,119
Fidelity Series Global ex U.S. Index Fund	269,994,724	43,029,470	10,748,521	-	299,709,438
Spartan Total Market Index Fund Class F	617,660,332	67,400,063	29,006,207	1,717,241	684,587,224
Spartan U.S. Bond Index Fund Class F	99,446,648	16,682,627	5,353,465	1,357,973	111,695,842
Total	$ 1,001,009,149	$ 130,337,517	$ 45,596,071	$ 3,075,214	$ 1,110,779,623
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $910,961,511) - See accompanying schedule		$ 1,110,779,623
Cash		1
Receivable for investments sold		5,763,127
Receivable for fund shares sold		1,936,768
Receivable from affiliate for expense reductions		70,942
Total assets		1,118,550,461

Liabilities
Payable for investments purchased	$ 6,979,734
Payable for fund shares redeemed	719,985
Transfer agent payables	140,239
Total liabilities		7,839,958

Net Assets		$ 1,110,710,503
Net Assets consist of:
Paid in capital		$ 925,279,990
Undistributed net investment income		2,587,437
Accumulated undistributed net realized gain (loss) on investments		(16,975,036)
Net unrealized appreciation (depreciation) on investments		199,818,112
Net Assets, for 72,610,893 shares outstanding		$ 1,110,710,503
Net Asset Value, offering price and redemption price per share ($1,110,710,503 ÷ 72,610,893 shares)		$ 15.30

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,075,214

Expenses
Transfer agent fees	$ 801,850
Independent trustees' compensation	2,300
Total expenses before reductions	804,150
Expense reductions	(406,617)	397,533
Net investment income (loss)		2,677,681
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(61,119)
Change in net unrealized appreciation (depreciation) on investment securities		25,090,230
Net gain (loss)		25,029,111
Net increase (decrease) in net assets resulting from operations		$ 27,706,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,677,681	$ 15,151,715
Net realized gain (loss)	(61,119)	(13,919,545)
Change in net unrealized appreciation (depreciation)	25,090,230	108,938,683
Net increase (decrease) in net assets resulting from operations	27,706,792	110,170,853
Distributions to shareholders from net investment income	(15,220,625)	(525,606)
Distributions to shareholders from net realized gain	(270,588)	(210,242)
Total distributions	(15,491,213)	(735,848)
Share transactions Proceeds from sales of shares	170,810,408	357,508,064
Reinvestment of distributions	15,491,213	735,848
Cost of shares redeemed	(88,768,740)	(155,749,709)
Net increase (decrease) in net assets resulting from share transactions	97,532,881	202,494,203
Total increase (decrease) in net assets	109,748,460	311,929,208

Net Assets
Beginning of period	1,000,962,043	689,032,835
End of period (including undistributed net investment income of $2,587,437 and undistributed net investment income of $15,130,381, respectively)	$ 1,110,710,503	$ 1,000,962,043
Other Information Shares
Sold	11,091,327	25,363,164
Issued in reinvestment of distributions	1,036,895	54,146
Redeemed	(5,778,280)	(10,877,295)
Net increase (decrease)	6,349,942	14,540,015

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 13.32	$ 12.40	$ 12.54	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.25	.24	.23	.21	.03
Net realized and unrealized gain (loss)	.38	1.55	.91	(.01)	1.48	1.11
Total from investment operations	.42	1.80	1.15	.22	1.69	1.14
Distributions from net investment income	(.23)	(.01)	(.22)	(.19)	(.15)	(.11)
Distributions from net realized gain	-H	-H	(.02)	(.17)	(.03)	(.01)
Total distributions	(.23)	(.01)	(.23)J	(.36)	(.17)I	(.12)
Net asset value, end of period	$ 15.30	$ 15.11	$ 13.32	$ 12.40	$ 12.54	$ 11.02
Total ReturnB, C	2.81%	13.56%	9.44%	2.00%	15.46%	11.38%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.09%	.05%A
Expenses net of fee waivers, if any	.07%A	.08%	.09%	.08%	.05%	.03%A
Expenses net of all reductions	.07%A	.08%	.09%	.08%	.05%	.03%A
Net investment income (loss)	.50%A	1.79%	1.91%	1.93%	1.83%	.64%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,110,711	$ 1,000,962	$ 689,033	$ 357,382	$ 150,099	$ 10,728
Portfolio turnover rateG	9%A	25%	8%	15%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the Underlying Funds.

H Amount represents less than $.01 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $579,510,009)	13,649,637	$ 787,311,063
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $18,624,981)	2,275,169	17,018,268
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $312,009,664)	28,206,230	344,680,129
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index FundClass F (b) (Cost $128,277,159)	11,061,559	$ 128,424,696
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,038,421,813)		1,277,434,156
NET OTHER ASSETS (LIABILITIES) - 0.0%		(79,650)
NET ASSETS - 100%		$ 1,277,354,506
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 16,502,693	$ 3,226,620	$ 546,416	$ -	$ 17,018,268
Fidelity Series Global ex U.S. Index Fund	318,086,471	42,481,659	13,251,320	-	344,680,129
Spartan Total Market Index Fund Class F	727,555,177	61,830,394	35,706,208	2,023,455	787,311,063
Spartan U.S. Bond Index Fund Class F	117,159,505	16,545,220	6,380,959	1,588,920	128,424,696
Total	$ 1,179,303,846	$ 124,083,893	$ 55,884,903	$ 3,612,375	$ 1,277,434,156
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,038,421,813) - See accompanying schedule		$ 1,277,434,156
Cash		3
Receivable for investments sold		6,432,879
Receivable for fund shares sold		2,038,819
Receivable from affiliate for expense reductions		81,813
Total assets		1,285,987,670

Liabilities
Payable for investments purchased	$ 8,126,900
Payable for fund shares redeemed	344,600
Transfer agent payables	161,664
Total liabilities		8,633,164

Net Assets		$ 1,277,354,506
Net Assets consist of:
Paid in capital		$ 1,053,626,422
Undistributed net investment income		3,021,272
Accumulated undistributed net realized gain (loss) on investments		(18,305,531)
Net unrealized appreciation (depreciation) on investments		239,012,343
Net Assets, for 83,055,089 shares outstanding		$ 1,277,354,506
Net Asset Value, offering price and redemption price per share ($1,277,354,506 ÷ 83,055,089 shares)		$ 15.38

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,612,375

Expenses
Transfer agent fees	$ 938,080
Independent trustees' compensation	2,701
Total expenses before reductions	940,781
Expense reductions	(476,073)	464,708
Net investment income (loss)		3,147,667
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		298,353
Change in net unrealized appreciation (depreciation) on investment securities		29,633,189
Net gain (loss)		29,931,542
Net increase (decrease) in net assets resulting from operations		$ 33,079,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,147,667	$ 17,506,315
Net realized gain (loss)	298,353	(15,030,659)
Change in net unrealized appreciation (depreciation)	29,633,189	126,564,404
Net increase (decrease) in net assets resulting from operations	33,079,209	129,040,060
Distributions to shareholders from net investment income	(17,631,054)	(500,509)
Distributions to shareholders from net realized gain	(238,257)	(250,125)
Total distributions	(17,869,311)	(750,634)
Share transactions Proceeds from sales of shares	176,370,029	445,413,402
Reinvestment of distributions	17,869,311	750,634
Cost of shares redeemed	(111,343,999)	(205,653,559)
Net increase (decrease) in net assets resulting from share transactions	82,895,341	240,510,477
Total increase (decrease) in net assets	98,105,239	368,799,903

Net Assets
Beginning of period	1,179,249,267	810,449,364
End of period (including undistributed net investment income of $3,021,272 and undistributed net investment income of $17,504,659, respectively)	$ 1,277,354,506	$ 1,179,249,267
Other Information Shares
Sold	11,393,325	31,421,859
Issued in reinvestment of distributions	1,189,701	55,075
Redeemed	(7,197,132)	(14,492,825)
Net increase (decrease)	5,385,894	16,984,109

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.18	$ 13.36	$ 12.42	$ 12.58	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.25	.24	.23	.21	.03
Net realized and unrealized gain (loss)	.39	1.58	.93	(.02)	1.50	1.13
Total from investment operations	.43	1.83	1.17	.21	1.71	1.16
Distributions from net investment income	(.22)	(.01)	(.21)	(.20)	(.15)	(.11)
Distributions from net realized gain	-H	-H	(.02)	(.17)	(.03)	(.01)
Total distributions	(.23)J	(.01)	(.23)	(.37)	(.17)I	(.12)
Net asset value, end of period	$ 15.38	$ 15.18	$ 13.36	$ 12.42	$ 12.58	$ 11.04
Total ReturnB, C	2.84%	13.72%	9.59%	1.92%	15.59%	11.58%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.08%	.05%A
Expenses net of fee waivers, if any	.07%A	.08%	.09%	.08%	.05%	.03%A
Expenses net of all reductions	.07%A	.08%	.09%	.08%	.05%	.03%A
Net investment income (loss)	.50%A	1.78%	1.93%	1.91%	1.80%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,277,355	$ 1,179,249	$ 810,449	$ 409,300	$ 174,164	$ 16,259
Portfolio turnover rateG	9%A	26%	8%	16%	13%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.222 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $300,916,978)	6,921,501	$ 399,232,200
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $9,426,357)	1,154,436	8,635,183
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $159,726,695)	14,303,164	174,784,660
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index FundClass F (b) (Cost $65,296,797)	5,607,597	$ 65,104,205
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $535,366,827)		647,756,248
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,280)
NET ASSETS - 100%		$ 647,715,968
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,139,069	$ 1,899,666	$ 316,493	$ -	$ 8,635,183
Fidelity Series Global ex U.S. Index Fund	155,802,035	27,579,723	7,023,571	-	174,784,660
Spartan Total Market Index Fund Class F	356,300,786	44,816,101	18,340,012	990,739	399,232,200
Spartan U.S. Bond Index Fund Class F	57,387,668	10,573,610	3,390,476	788,791	65,104,205
Total	$ 577,629,558	$ 84,869,100	$ 29,070,552	$ 1,779,530	$ 647,756,248
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $535,366,827) - See accompanying schedule		$ 647,756,248
Cash		1
Receivable for investments sold		3,157,679
Receivable for fund shares sold		1,307,855
Receivable from affiliate for expense reductions		41,398
Total assets		652,263,181

Liabilities
Payable for investments purchased	$ 4,179,259
Payable for fund shares redeemed	286,162
Transfer agent payables	81,792
Total liabilities		4,547,213

Net Assets		$ 647,715,968
Net Assets consist of:
Paid in capital		$ 542,616,226
Undistributed net investment income		1,473,317
Accumulated undistributed net realized gain (loss) on investments		(8,762,996)
Net unrealized appreciation (depreciation) on investments		112,389,421
Net Assets, for 41,730,390 shares outstanding		$ 647,715,968
Net Asset Value, offering price and redemption price per share ($647,715,968 ÷ 41,730,390 shares)		$ 15.52

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,779,530

Expenses
Transfer agent fees	$ 465,708
Independent trustees' compensation	1,332
Total expenses before reductions	467,040
Expense reductions	(235,227)	231,813
Net investment income (loss)		1,547,717
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(38,899)
Change in net unrealized appreciation (depreciation) on investment securities		14,367,140
Net gain (loss)		14,328,241
Net increase (decrease) in net assets resulting from operations		$ 15,875,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,547,717	$ 8,376,410
Net realized gain (loss)	(38,899)	(7,163,458)
Change in net unrealized appreciation (depreciation)	14,367,140	62,515,061
Net increase (decrease) in net assets resulting from operations	15,875,958	63,728,013
Distributions to shareholders from net investment income	(8,445,333)	(201,896)
Distributions to shareholders from net realized gain	(116,220)	(86,527)
Total distributions	(8,561,553)	(288,423)
Share transactions Proceeds from sales of shares	116,513,252	235,287,532
Reinvestment of distributions	8,561,552	288,423
Cost of shares redeemed	(62,276,636)	(101,878,050)
Net increase (decrease) in net assets resulting from share transactions	62,798,168	133,697,905
Total increase (decrease) in net assets	70,112,573	197,137,495

Net Assets
Beginning of period	577,603,395	380,465,900
End of period (including undistributed net investment income of $1,473,317 and undistributed net investment income of $8,370,933, respectively)	$ 647,715,968	$ 577,603,395
Other Information Shares
Sold	7,452,400	16,405,492
Issued in reinvestment of distributions	564,746	21,022
Redeemed	(3,996,333)	(7,034,830)
Net increase (decrease)	4,020,813	9,391,684

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.32	$ 13.44	$ 12.47	$ 12.63	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.25	.25	.23	.21	.03
Net realized and unrealized gain (loss)	.38	1.64	.95	(.04)	1.54	1.14
Total from investment operations	.42	1.89	1.20	.19	1.75	1.17
Distributions from net investment income	(.22)	(.01)	(.21)	(.19)	(.14)	(.11)
Distributions from net realized gain	-H	-H	(.02)	(.16)	(.03)	(.01)
Total distributions	(.22)	(.01)	(.23)	(.35)	(.17)	(.12)
Net asset value, end of period	$ 15.52	$ 15.32	$ 13.44	$ 12.47	$ 12.63	$ 11.05
Total ReturnB, C	2.78%	14.07%	9.76%	1.74%	15.91%	11.68%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.09%	.05%A
Expenses net of fee waivers, if any	.07%A	.08%	.09%	.09%	.05%	.04%A
Expenses net of all reductions	.07%A	.08%	.09%	.09%	.05%	.04%A
Net investment income (loss)	.50%A	1.75%	1.95%	1.94%	1.83%	.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 647,716	$ 577,603	$ 380,466	$ 178,881	$ 53,547	$ 4,213
Portfolio turnover rateG	9%A	22%	7%	15%	11%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $278,634,506)	6,324,587	$ 364,802,195
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $8,617,000)	1,050,725	7,859,423
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $146,690,454)	13,072,711	159,748,530
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index FundClass F (b) (Cost $59,877,227)	5,127,885	$ 59,534,751
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $493,819,187)		591,944,899
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,761)
NET ASSETS - 100%		$ 591,908,138
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 7,401,876	$ 1,819,059	$ 361,314	$ -	$ 7,859,423
Fidelity Series Global ex U.S. Index Fund	140,715,309	26,171,971	5,667,703	-	159,748,530
Spartan Total Market Index Fund Class F	321,748,874	42,813,569	14,801,161	894,218	364,802,195
Spartan U.S. Bond Index Fund Class F	51,829,069	10,033,237	2,808,802	719,092	59,534,751
Total	$ 521,695,128	$ 80,837,836	$ 23,638,980	$ 1,613,310	$ 591,944,899
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $493,819,187) - See accompanying schedule		$ 591,944,899
Cash		2
Receivable for investments sold		3,163,416
Receivable for fund shares sold		916,107
Receivable from affiliate for expense reductions		37,836
Total assets		596,062,260

Liabilities
Payable for investments purchased	$ 3,698,700
Payable for fund shares redeemed	380,706
Transfer agent fees payable	74,716
Total liabilities		4,154,122

Net Assets		$ 591,908,138
Net Assets consist of:
Paid in capital		$ 499,946,332
Undistributed net investment income		1,340,809
Accumulated undistributed net realized gain (loss) on investments		(7,504,715)
Net unrealized appreciation (depreciation) on investments		98,125,712
Net Assets, for 37,883,185 shares outstanding		$ 591,908,138
Net Asset Value, offering price and redemption price per share ($591,908,138 ÷ 37,883,185 shares)		$ 15.62

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,613,310

Expenses
Transfer agent fees	$ 424,478
Independent trustees' compensation	1,210
Total expenses before reductions	425,688
Expense reductions	(213,201)	212,487
Net investment income (loss)		1,400,823
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(70,199)
Change in net unrealized appreciation (depreciation) on investment securities		13,121,199
Net gain (loss)		13,051,000
Net increase (decrease) in net assets resulting from operations		$ 14,451,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,400,823	$ 7,517,695
Net realized gain (loss)	(70,199)	(6,075,160)
Change in net unrealized appreciation (depreciation)	13,121,199	54,799,929
Net increase (decrease) in net assets resulting from operations	14,451,823	56,242,464
Distributions to shareholders from net investment income	(7,570,607)	(152,231)
Distributions to shareholders from net realized gain	(104,662)	(76,115)
Total distributions	(7,675,269)	(228,346)
Share transactions Proceeds from sales of shares	114,637,841	248,450,079
Reinvestment of distributions	7,675,270	228,346
Cost of shares redeemed	(58,853,222)	(109,241,600)
Net increase (decrease) in net assets resulting from share transactions	63,459,889	139,436,825
Total increase (decrease) in net assets	70,236,443	195,450,943

Net Assets
Beginning of period	521,671,695	326,220,752
End of period (including undistributed net investment income of $1,340,809 and undistributed net investment income of $7,510,593, respectively)	$ 591,908,138	$ 521,671,695
Other Information Shares
Sold	7,287,626	17,208,842
Issued in reinvestment of distributions	502,967	16,428
Redeemed	(3,745,600)	(7,535,793)
Net increase (decrease)	4,044,993	9,689,477

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 13.51	$ 12.53	$ 12.73	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.26	.25	.23	.20	.04
Net realized and unrealized gain (loss)	.38	1.66	.95	(.09)	1.59	1.18
Total from investment operations	.42	1.92	1.20	.14	1.79	1.22
Distributions from net investment income	(.22)	(.01)	(.21)	(.18)	(.14)	(.11)
Distributions from net realized gain	-H	-H	(.02)	(.16)	(.02)	(.01)
Total distributions	(.22)	(.01)	(.22)I	(.34)	(.16)	(.12)
Net asset value, end of period	$ 15.62	$ 15.42	$ 13.51	$ 12.53	$ 12.73	$ 11.10
Total ReturnB, C	2.76%	14.21%	9.75%	1.39%	16.19%	12.18%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15%A	.15%	.15%	.15%	.08%	.05%A
Expenses net of fee waivers, if any	.08%A	.08%	.09%	.08%	.05%	.04%A
Expenses net of all reductions	.08%A	.08%	.09%	.08%	.05%	.04%A
Net investment income (loss)	.50%A	1.79%	2.02%	1.89%	1.72%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 591,908	$ 521,672	$ 326,221	$ 140,655	$ 36,758	$ 1,638
Portfolio turnover rateG	8%A	24%	8%	15%	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Semiannual Report

Fidelity Freedom Index 2055 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $67,670,726)	1,362,812	$ 78,606,994
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $1,842,238)	226,593	1,694,914
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $33,312,203)	2,816,686	34,419,901
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index FundClass F (b) (Cost $12,811,534)	1,104,845	$ 12,827,249
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $115,636,701)		127,549,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,830)
NET ASSETS - 100%		$ 127,541,228
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 1,265,436	$ 674,488	$ 36,320	$ -	$ 1,694,914
Fidelity Series Global ex U.S. Index Fund	23,764,856	12,007,846	791,546	-	34,419,901
Spartan Total Market Index Fund Class F	54,304,573	23,667,083	2,114,764	153,645	78,606,994
Spartan U.S. Bond Index Fund Class F	8,753,183	4,472,036	476,045	139,776	12,827,249
Total	$ 88,088,048	$ 40,821,453	$ 3,418,675	$ 293,421	$ 127,549,058
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $115,636,701) - See accompanying schedule		$ 127,549,058
Receivable for investments sold		677,786
Receivable for fund shares sold		254,569
Receivable from affiliate for expense reductions		8,067
Total assets		128,489,480

Liabilities
Payable for investments purchased	$ 800,218
Payable for fund shares redeemed	132,104
Transfer agent fees payable	15,930
Total liabilities		948,252

Net Assets		$ 127,541,228
Net Assets consist of:
Paid in capital		$ 116,188,865
Undistributed net investment income		237,124
Accumulated undistributed net realized gain (loss) on investments		(797,118)
Net unrealized appreciation (depreciation) on investments		11,912,357
Net Assets, for 10,282,163 shares outstanding		$ 127,541,228
Net Asset Value, offering price and redemption price per share ($127,541,228 ÷ 10,282,163 shares)		$ 12.40

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 293,421

Expenses
Transfer agent fees	$ 82,580
Independent trustees' compensation	225
Total expenses before reductions	82,805
Expense reductions	(38,991)	43,814
Net investment income (loss)		249,607
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(29,017)
Change in net unrealized appreciation (depreciation) on investment securities		2,087,281
Net gain (loss)		2,058,264
Net increase (decrease) in net assets resulting from operations		$ 2,307,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 249,607	$ 1,052,928
Net realized gain (loss)	(29,017)	(648,393)
Change in net unrealized appreciation (depreciation)	2,087,281	7,796,256
Net increase (decrease) in net assets resulting from operations	2,307,871	8,200,791
Distributions to shareholders from net investment income	(47,528)	(1,023,210)
Distributions to shareholders from net realized gain	-	(21,734)
Total distributions	(47,528)	(1,044,944)
Share transactions Proceeds from sales of shares	47,991,586	68,264,589
Reinvestment of distributions	47,532	1,044,944
Cost of shares redeemed	(10,842,435)	(18,586,625)
Net increase (decrease) in net assets resulting from share transactions	37,196,683	50,722,908
Total increase (decrease) in net assets	39,457,026	57,878,755

Net Assets
Beginning of period	88,084,202	30,205,447
End of period (including undistributed net investment income of $237,124 and undistributed net investment income of $35,045, respectively)	$ 127,541,228	$ 88,084,202
Other Information Shares
Sold	3,852,978	5,994,072
Issued in reinvestment of distributions	3,925	88,319
Redeemed	(871,515)	(1,616,753)
Net increase (decrease)	2,985,388	4,465,638

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 10.67	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.21	.21	.14
Net realized and unrealized gain (loss)	.30	1.36	.77	(.01)
Total from investment operations	.33	1.57	.98	.13
Distributions from net investment income	-H	(.17)	(.16)	(.13)
Distributions from net realized gain	-	-H	(.01)	(.14)
Total distributions	-	(.17)	(.17)	(.27)
Net asset value, end of period	$ 12.40	$ 12.07	$ 10.67	$ 9.86
Total ReturnB, C	2.78%	14.76%	10.05%	1.61%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15%A	.15%	.15%	.15%A
Expenses net of fee waivers, if any	.08%A	.08%	.09%	.07%A
Expenses net of all reductions	.08%A	.08%	.09%	.07%A
Net investment income (loss)	.45%A	1.82%	2.06%	1.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,541	$ 88,084	$ 30,205	$ 7,931
Portfolio turnover rateG	6%A	21%	19%	14%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
% of fund's net assets
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0
Net Other Assets (Liabilities)*	0.0
100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Semiannual Report

Fidelity Freedom Index 2060 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $227,287)	3,949	$ 227,789
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $5,213)	662	4,953
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $103,205)	8,162	99,741
Bond Funds - 10.0%
	Shares	Value
Spartan U.S. Bond Index FundClass F (b) (Cost $37,169)	3,192	$ 37,061
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $372,874)		369,544
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$ 369,507
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ -	$ 5,213	$ -	$ -	$ 4,953
Fidelity Series Global ex U.S. Index Fund	-	103,314	108	-	99,741
Spartan Total Market Index Fund Class F	-	229,919	2,614	-	227,789
Spartan U.S. Bond Index Fund Class F	-	37,642	469	98	37,061
Total	$ -	$ 376,088	$ 3,191	$ 98	$ 369,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $372,874) - See accompanying schedule		$ 369,544
Receivable for investments sold		1,407
Receivable for fund shares sold		1,286
Receivable from affiliate for expense reductions		19
Total assets		372,256

Liabilities
Payable for investments purchased	$ 2,692
Transfer agent fees payable	57
Total liabilities		2,749

Net Assets		$ 369,507
Net Assets consist of:
Paid in capital		$ 372,796
Undistributed net investment income		71
Accumulated undistributed net realized gain (loss) on investments		(30)
Net unrealized appreciation (depreciation) on investments		(3,330)
Net Assets, for 36,750 shares outstanding		$ 369,507
Net Asset Value, offering price and redemption price per share ($369,507 ÷ 36,750 shares)		$ 10.05

Statement of Operations

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 98

Expenses
Transfer agent fees	$ 57
Total expenses before reductions	57
Expense reductions	(30)	27
Net investment income (loss)		71
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(30)
Change in net unrealized appreciation (depreciation) on investment securities		(3,330)
Net gain (loss)		(3,360)
Net increase (decrease) in net assets resulting from operations		$ (3,289)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71
Net realized gain (loss)	(30)
Change in net unrealized appreciation (depreciation)	(3,330)
Net increase (decrease) in net assets resulting from operations	(3,289)
Share transactions Proceeds from sales of shares	372,796
Net increase (decrease) in net assets resulting from share transactions	372,796
Total increase (decrease) in net assets	369,507

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $71)	$ 369,507
Other Information Shares
Sold	36,750
Issued in reinvestment of distributions	-
Redeemed	-
Net increase (decrease)	36,750

Financial Highlights

Period ended September 30, 2014E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net Investment income (loss) D	-H
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$ 10.05
Total ReturnB, C	.50%
Ratios to Average Net AssetsF, G
Expenses before reductions	.15% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 370
Portfolio turnover rate G	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014 (Unaudited)

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Index Income Fund	$ 217,893,062	$ 13,871,735	$ (2,285,857)	$ 11,585,878
Fidelity Freedom Index 2005 Fund	61,541,796	6,768,069	(444,383)	6,323,686
Fidelity Freedom Index 2010 Fund	378,387,748	58,926,833	(2,645,979)	56,280,854
Fidelity Freedom Index 2015 Fund	742,926,709	120,050,742	(5,047,537)	115,003,205
Fidelity Freedom Index 2020 Fund	1,810,200,163	292,252,536	(12,551,294)	279,701,242
Fidelity Freedom Index 2025 Fund	1,244,881,962	233,046,858	(8,006,486)	225,040,372
Fidelity Freedom Index 2030 Fund	1,541,483,313	316,929,111	(6,487,398)	310,441,713
Fidelity Freedom Index 2035 Fund	913,378,679	201,057,443	(3,656,499)	197,400,944
Fidelity Freedom Index 2040 Fund	1,041,201,424	240,494,378	(4,261,646)	236,232,732
Fidelity Freedom Index 2045 Fund	536,913,706	113,482,470	(2,639,928)	110,842,542
Fidelity Freedom Index 2050 Fund	495,447,128	99,124,857	(2,627,086)	96,497,771
Fidelity Freedom Index 2055 Fund	115,850,488	12,472,797	(774,227)	11,698,570
Fidelity Freedom Index 2060 Fund	372,876	2,126	(5,458)	(3,332)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Freedom Index Income Fund	$ (122,120)	$ (94,008)	$ (216,128)
Fidelity Freedom Index 2005 Fund	(69,766)	(236,603)	(306,369)
Fidelity Freedom Index 2010 Fund	(267,802)	(3,129,960)	(3,397,762)
Fidelity Freedom Index 2015 Fund	(1,796,620)	(7,161,843)	(8,958,463)
Fidelity Freedom Index 2020 Fund	(4,463,159)	(17,969,215)	(22,432,374)
Fidelity Freedom Index 2025 Fund	(3,017,544)	(13,396,854)	(16,414,398)
Fidelity Freedom Index 2030 Fund	(5,228,763)	(19,221,230)	(24,449,993)
Fidelity Freedom Index 2035 Fund	(2,934,224)	(11,560,580)	(14,494,804)
Fidelity Freedom Index 2040 Fund	(3,473,786)	(12,289,546)	(15,763,332)
Fidelity Freedom Index 2045 Fund	(1,940,429)	(5,247,692)	(7,188,121)
Fidelity Freedom Index 2050 Fund	(1,821,344)	(3,994,688)	(5,816,032)
Fidelity Freedom Index 2055 Fund	(264,692)	(299,185)	(563,877)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	17,848,561	14,735,322
Fidelity Freedom Index 2005 Fund	7,571,043	7,022,968
Fidelity Freedom Index 2010 Fund	41,279,917	44,485,782
Fidelity Freedom Index 2015 Fund	80,596,910	66,548,289
Fidelity Freedom Index 2020 Fund	190,729,661	152,011,725
Fidelity Freedom Index 2025 Fund	171,634,096	79,309,211
Fidelity Freedom Index 2030 Fund	185,458,867	79,703,172
Fidelity Freedom Index 2035 Fund	130,337,517	45,596,071
Fidelity Freedom Index 2040 Fund	124,083,893	55,884,903
Fidelity Freedom Index 2045 Fund	84,869,100	29,070,552
Fidelity Freedom Index 2050 Fund	80,837,836	23,638,980
Fidelity Freedom Index 2055 Fund	40,821,453	3,418,675
Fidelity Freedom Index 2060 Fund	376,088	3,191

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .15% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate
Fidelity Freedom Index Income Fund	.16%	$ 71,231
Fidelity Freedom Index 2005 Fund	.16%	25,934
Fidelity Freedom Index 2010 Fund	.16%	163,844
Fidelity Freedom Index 2015 Fund	.16%	315,386
Fidelity Freedom Index 2020 Fund	.16%	754,566
Fidelity Freedom Index 2025 Fund	.16%	503,123
Fidelity Freedom Index 2030 Fund	.16%	671,939
Fidelity Freedom Index 2035 Fund	.16%	406,617
Fidelity Freedom Index 2040 Fund	.16%	476,073
Fidelity Freedom Index 2045 Fund	.16%	235,227
Fidelity Freedom Index 2050 Fund	.16%	213,201
Fidelity Freedom Index 2055 Fund	.16%	38,991
Fidelity Freedom Index 2060 Fund	.16%	30

6. Merger Information.

On July 25, 2014, the Fidelity Freedom Index Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Index 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom Index Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $60,344,330, including securities of $60,301,984 and unrealized appreciation of $4,386,725, were combined with the Fidelity Freedom Index Income Fund's net assets of $169,743,228 for total net assets after the acquisition of $230,087,558.

Semiannual Report

6. Merger Information - continued

Pro forma results of operations of the combined entity for the entire period ended September 30, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 1,239,551
Total net realized gain (loss)	121,433
Total change in net unrealized appreciation (depreciation)	2,099,289
Net increase (decrease) in net assets resulting from operations	$ 3,460,273

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Index Income Fund's accompanying Statement of Operations since July 25, 2014.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fidelity Series Global ex U.S. Index Fund	16%	13%	20%	13%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	100%
Spartan Total Market Index Fund	21%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more the 10% of the outstanding shares of the following funds:

Fidelity Freedom Index 2060 Fund	27%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index 2060 Fund

On May 15, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Strategic Advisers, and also considered the fund's investment objective, strategies, and relevant investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity affiliates under the Advisory Contract and administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered the Investment Adviser's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio (excluding the fees and expenses of underlying funds) of the fund in reviewing the Advisory Contract and also considered that the fund will bear indirectly the expenses of the underlying Fidelity funds in which it invests. The Board noted that the fund would not pay a management fee for investment advisory services. In its review of the fund's projected total expense ratio, the Board considered that the fund pays transfer agent fees. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of the fund, with limited exceptions.

The Board also noted that FMR has contractually agreed to reimburse the fund until May 31, 2017, to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) as a percentage of average net assets of the class exceed a certain limit.

Based on its review, the Board concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Fidelity Freedom Index Funds (other than Fidelity Freedom Index 2060 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods (for the most recent one-year period for Fidelity Freedom Index® 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Freedom Index 2005 Fund

Freedom Index 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2015 Fund

Freedom Index 2020 Fund

Semiannual Report

Freedom Index 2025 Fund

Freedom Index 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2035 Fund

Freedom Index 2040 Fund

Semiannual Report

Freedom Index 2045 Fund

Freedom Index 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2055 Fund

Freedom Index Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013.

The Board further considered that FMR contractually agreed to reimburse each fund to the extent that total expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests), as a percentage of average net assets, exceed 0.16% through May 31, 2017.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2060

The Bank of New York Mellon

New York, NY
2055

FRX-USAN-1114
1.899266.104

Fidelity Freedom K® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014), except for Fidelity Freedom K® 2060 Fund. For Fidelity Freedom K® 2060 Fund, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period August 5, 2014 to September 30, 2014. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,015.00	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,018.40	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,020.60	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,022.50	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,022.90	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,025.00	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,025.70	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,026.90	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,026.70	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,027.00	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,026.70	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2055 Fund	.05%
Actual		$ 1,000.00	$ 1,027.10	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Fidelity Freedom K® 2060 Fund	.05%
Actual		$ 1,000.00	$ 1,009.00	$ .08 C
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period August 5, 2014 to September 30, 2014).

D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's netassets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	0.6	0.5
Fidelity Series 1000 Value Index Fund Class F	0.3	0.3
Fidelity Series All-Sector Equity Fund Class F	2.0	1.9
Fidelity Series Blue Chip Growth Fund Class F	1.8	1.6
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
Fidelity Series Equity-Income Fund Class F	2.7	2.5
Fidelity Series Growth & Income Fund Class F	2.0	1.9
Fidelity Series Growth Company Fund Class F	2.1	1.9
Fidelity Series Intrinsic Opportunities Fund Class F	1.3	1.2
Fidelity Series Opportunistic Insights Fund Class F	1.3	1.2
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Discovery Fund Class F	0.3	0.3
Fidelity Series Small Cap Opportunities Fund Class F	1.0	1.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.7	1.6
	18.3	17.2
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.7	1.4
Fidelity Series International Growth Fund Class F	2.0	2.5
Fidelity Series International Small Cap Fund Class F	0.4	0.6
Fidelity Series International Value Fund Class F	2.4	2.6
	6.5	7.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series High Income Fund Class F	3.7	5.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	2.9
Fidelity Series Investment Grade Bond Fund Class F	39.2	35.9
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
	47.5	45.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	15.3	16.4
Fidelity Short-Term Bond Fund Class F	12.4	13.4
	27.7	29.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.3%
International Equity Funds	6.5%
Bond Funds	47.5%
Short-Term Funds	27.7%

Six months ago
Domestic Equity Funds**	17.2%
International Equity Funds	7.1%
Bond Funds	45.9%
Short-Term Funds	29.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® Income Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	941,869	$ 12,338,488
Fidelity Series 1000 Value Index Fund Class F (c)	654,973	7,335,698
Fidelity Series All-Sector Equity Fund Class F (c)	2,905,249	43,317,261
Fidelity Series Blue Chip Growth Fund Class F (c)	3,246,288	37,332,311
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,728,410	20,408,505
Fidelity Series Equity-Income Fund Class F (c)	4,389,021	57,101,162
Fidelity Series Growth & Income Fund Class F (c)	3,246,795	43,507,056
Fidelity Series Growth Company Fund Class F (c)	3,905,095	44,283,782
Fidelity Series Intrinsic Opportunities Fund Class F (c)	1,939,113	27,419,057
Fidelity Series Opportunistic Insights Fund Class F (c)	1,851,647	27,645,083
Fidelity Series Real Estate Equity Fund Class F (c)	372,154	4,748,686
Fidelity Series Small Cap Discovery Fund Class F (c)	617,764	6,066,440
Fidelity Series Small Cap Opportunities Fund Class F (c)	1,706,051	20,865,003
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	2,805,177	37,196,641
TOTAL DOMESTIC EQUITY FUNDS (Cost $332,820,320)		389,565,173
International Equity Funds - 6.5%

Fidelity Series Emerging Markets Fund Class F (c)	2,006,508	35,916,498
Fidelity Series International Growth Fund Class F (c)	2,991,763	41,914,602
Fidelity Series International Small Cap Fund Class F (c)	620,198	9,569,654
Fidelity Series International Value Fund Class F (c)	4,749,161	51,718,365
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $113,480,603)		139,119,119
Bond Funds - 47.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	1,410,598	$ 14,444,520
Fidelity Series Floating Rate High Income Fund Class F (c)	1,033,805	10,679,206
Fidelity Series High Income Fund Class F (c)	7,692,131	78,613,581
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	6,395,405	63,506,376
Fidelity Series Investment Grade Bond Fund Class F (c)	73,647,160	836,631,739
Fidelity Series Real Estate Income Fund Class F (c)	914,198	10,092,741
TOTAL BOND FUNDS (Cost $1,016,662,682)		1,013,968,163
Short-Term Funds - 27.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	327,835,902	327,835,902
Fidelity Short-Term Bond Fund Class F (c)	30,823,868	264,468,784
TOTAL SHORT-TERM FUNDS (Cost $587,904,867)		592,304,686
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,050,868,472)		2,134,957,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80,900)
NET ASSETS - 100%		$ 2,134,876,241
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 246,990,533	$ 13,088,784	$ 36,884,443	$ 118,704	$ 327,835,902
Fidelity Series 100 Index Fund Class F	7,486,906	1,708,700	805,964	-	12,338,488
Fidelity Series 1000 Value Index Fund Class F	5,050,857	327,788	521,585	-	7,335,698
Fidelity Series All-Sector Equity Fund Class F	29,534,883	1,773,279	2,953,569	-	43,317,261
Fidelity Series Blue Chip Growth Fund Class F	23,833,744	3,995,282	2,494,876	64,065	37,332,311
Fidelity Series Commodity Strategy Fund Class F	16,340,582	1,609,859	1,960,684	-	20,408,505
Fidelity Series Emerging Markets Debt Fund Class F	9,163,332	1,750,445	834,792	330,795	14,444,520
Fidelity Series Emerging Markets Fund Class F	21,684,123	4,304,537	1,273,223	-	35,916,498
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 37,909,024	$ 4,709,785	$ 3,851,198	$ 425,188	$ 57,101,162
Fidelity Series Floating Rate High Income Fund Class F	17,412,605	1,246,929	15,332,722	385,884	10,679,206
Fidelity Series Growth & Income Fund Class F	28,302,817	4,616,854	2,908,860	264,346	43,507,056
Fidelity Series Growth Company Fund Class F	29,487,542	159,291	619,279	-	44,283,782
Fidelity Series High Income Fund Class F	75,535,231	5,602,883	28,886,572	2,145,376	78,613,581
Fidelity Series Inflation-Protected Bond Index Fund Class F	43,504,752	4,623,637	3,678,587	82,573	63,506,376
Fidelity Series International Growth Fund Class F	37,951,632	2,408,661	14,057,301	-	41,914,602
Fidelity Series International Small Cap Fund Class F	9,102,058	435,632	3,125,508	-	9,569,654
Fidelity Series International Value Fund Class F	38,113,298	1,958,415	3,336,329	-	51,718,365
Fidelity Series Intrinsic Opportunities Fund Class F	18,154,142	3,195,081	1,884,192	268,809	27,419,057
Fidelity Series Investment Grade Bond Fund Class F	542,389,512	98,002,337	43,637,695	8,706,402	836,631,739
Fidelity Series Opportunistic Insights Fund Class F	17,651,876	2,813,446	1,861,418	-	27,645,083
Fidelity Series Real Estate Equity Fund Class F	3,375,120	549,170	518,575	41,646	4,748,686
Fidelity Series Real Estate Income Fund Class F	5,730,266	2,160,764	595,531	232,786	10,092,741
Fidelity Series Small Cap Discovery Fund Class F	4,478,629	418,003	490,807	5,134	6,066,440
Fidelity Series Small Cap Opportunities Fund Class F	14,473,615	4,177,704	1,482,621	48,825	20,865,003
Fidelity Series Stock Selector Large Cap Value Fund Class F	24,509,730	2,609,180	2,529,969	-	37,196,641
Fidelity Short-Term Bond Fund Class F	202,495,760	11,569,441	35,320,307	1,172,449	264,468,784
Total	$ 1,510,662,569	$ 179,815,887	$ 211,846,607	$ 14,292,982	$ 2,134,957,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,050,868,472) - See accompanying schedule		$ 2,134,957,141
Cash		115
Receivable for investments sold		35
Receivable for fund shares sold		4,160,204
Total assets		2,139,117,495

Liabilities
Payable for investments purchased	$ 1,880,132
Payable for fund shares redeemed	2,276,892
Transfer agent fees payable	84,230
Total liabilities		4,241,254

Net Assets		$ 2,134,876,241
Net Assets consist of:
Paid in capital		$ 2,042,544,452
Undistributed net investment income		3,539,644
Accumulated undistributed net realized gain (loss) on investments		4,703,476
Net unrealized appreciation (depreciation) on investments		84,088,669
Net Assets, for 179,708,462 shares outstanding		$ 2,134,876,241
Net Asset Value, offering price and redemption price per share ($2,134,876,241 ÷ 179,708,462 shares)		$ 11.88

Statement of Operations

	Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,292,982

Expenses
Transfer agent fees	$ 411,381
Independent trustees' compensation	4,186
Total expenses		415,567
Net investment income (loss)		13,877,415
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,935,523
Capital gain distributions from underlying funds	3,506,962
Total net realized gain (loss)		6,442,485
Change in net unrealized appreciation (depreciation) on underlying funds		(1,546,054)
Net gain (loss)		4,896,431
Net increase (decrease) in net assets resulting from operations		$ 18,773,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,877,415	$ 22,059,734
Net realized gain (loss)	6,442,485	37,501,808
Change in net unrealized appreciation (depreciation)	(1,546,054)	1,228,266
Net increase (decrease) in net assets resulting from operations	18,773,846	60,789,808
Distributions to shareholders from net investment income	(12,500,749)	(21,494,679)
Distributions to shareholders from net realized gain	(37,339,409)	(13,588,645)
Total distributions	(49,840,158)	(35,083,324)
Share transactions Proceeds from sales of shares	293,553,508	647,109,876
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom K® 2000 Fund (note 5)	655,598,999	-
Reinvestment of distributions	49,840,158	35,083,324
Cost of shares redeemed	(343,653,322)	(763,019,417)
Net increase (decrease) in net assets resulting from share transactions	655,339,343	(80,826,217)
Total increase (decrease) in net assets	624,273,031	(55,119,733)

Net Assets
Beginning of period	1,510,603,210	1,565,722,943
End of period (including undistributed net investment income of $3,539,644 and undistributed net investment income of $2,162,978, respectively)	$ 2,134,876,241	$ 1,510,603,210
Other Information Shares
Sold	24,524,369	54,544,970
Issued in exchange for the shares of Fidelity Freedom K® 2000 Fund (note 5)	54,724,457	-
Issued in reinvestment of distributions	4,202,653	2,955,331
Redeemed	(28,699,263)	(64,289,080)
Net increase (decrease)	54,752,216	(6,788,779)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.88	$ 11.66	$ 11.64	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.09	.17	.16	.19	.20	.17
Net realized and unrealized gain (loss)	.09	.31	.39	.21	.61	1.09
Total from investment operations	.18	.48	.55	.40	.81	1.26
Distributions from net investment income	(.09)	(.16)	(.16)	(.18)	(.18)	(.13)
Distributions from net realized gain	(.30)	(.10)	(.17)	(.19)	(.09)	(.03)
Total distributions	(.39)	(.27) H	(.33)	(.38) G	(.27)	(.16)
Net asset value, end of period	$ 11.88	$ 12.09	$ 11.88	$ 11.66	$ 11.64	$ 11.10
Total ReturnB	1.50%	4.07%	4.77%	3.50%	7.37%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	1.59%A	1.41%	1.37%	1.67%	1.77%	2.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,134,876	$ 1,510,603	$ 1,565,723	$ 1,281,332	$ 636,056	$ 123,777
Portfolio turnover rateD	21%A, I	40%	17%	20%	32%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.102 per share.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.0	0.9
Fidelity Series 1000 Value Index Fund Class F	0.6	0.6
Fidelity Series All-Sector Equity Fund Class F	3.3	3.1
Fidelity Series Blue Chip Growth Fund Class F	2.9	2.8
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
Fidelity Series Equity-Income Fund Class F	4.3	4.1
Fidelity Series Growth & Income Fund Class F	3.3	3.3
Fidelity Series Growth Company Fund Class F	3.5	3.3
Fidelity Series Intrinsic Opportunities Fund Class F	2.1	2.1
Fidelity Series Opportunistic Insights Fund Class F	2.2	2.0
Fidelity Series Real Estate Equity Fund Class F	0.4	0.4
Fidelity Series Small Cap Discovery Fund Class F	0.5	0.6
Fidelity Series Small Cap Opportunities Fund Class F	1.6	1.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.9	2.8
	29.6	28.8
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.9	2.5
Fidelity Series International Growth Fund Class F	3.5	4.2
Fidelity Series International Small Cap Fund Class F	0.8	1.0
Fidelity Series International Value Fund Class F	3.9	4.3
	11.1	12.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series High Income Fund Class F	4.3	5.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.2	2.2
Fidelity Series Investment Grade Bond Fund Class F	33.5	30.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	41.6	39.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.7	10.7
Fidelity Short-Term Bond Fund Class F	8.0	8.7
	17.7	19.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.6%
International Equity Funds	11.1%
Bond Funds	41.6%
Short-Term Funds	17.7%

Six months ago
Domestic Equity Funds**	28.8%
International Equity Funds	12.0%
Bond Funds	39.8%
Short-Term Funds	19.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	353,885	$ 4,635,896
Fidelity Series 1000 Value Index Fund Class F (c)	241,346	2,703,070
Fidelity Series All-Sector Equity Fund Class F (c)	1,050,930	15,669,360
Fidelity Series Blue Chip Growth Fund Class F (c)	1,181,237	13,584,221
Fidelity Series Commodity Strategy Fund Class F (a)(c)	599,775	4,486,315
Fidelity Series Equity-Income Fund Class F (c)	1,565,984	20,373,450
Fidelity Series Growth & Income Fund Class F (c)	1,163,664	15,593,098
Fidelity Series Growth Company Fund Class F (c)	1,446,781	16,406,494
Fidelity Series Intrinsic Opportunities Fund Class F (c)	715,433	10,116,216
Fidelity Series Opportunistic Insights Fund Class F (c)	678,243	10,126,170
Fidelity Series Real Estate Equity Fund Class F (c)	140,214	1,789,131
Fidelity Series Small Cap Discovery Fund Class F (c)	244,691	2,402,865
Fidelity Series Small Cap Opportunities Fund Class F (c)	622,851	7,617,466
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,020,101	13,526,539
TOTAL DOMESTIC EQUITY FUNDS (Cost $117,715,103)		139,030,291
International Equity Funds - 11.1%

Fidelity Series Emerging Markets Fund Class F (c)	763,502	13,666,679
Fidelity Series International Growth Fund Class F (c)	1,187,255	16,633,437
Fidelity Series International Small Cap Fund Class F (c)	246,267	3,799,906
Fidelity Series International Value Fund Class F (c)	1,680,338	18,298,879
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $42,493,228)		52,398,901
Bond Funds - 41.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	302,351	$ 3,096,072
Fidelity Series Floating Rate High Income Fund Class F (c)	228,197	2,357,274
Fidelity Series High Income Fund Class F (c)	1,978,219	20,217,394
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,035,722	10,284,723
Fidelity Series Investment Grade Bond Fund Class F (c)	13,863,140	157,485,265
Fidelity Series Real Estate Income Fund Class F (c)	201,369	2,223,109
TOTAL BOND FUNDS (Cost $195,625,073)		195,663,837
Short-Term Funds - 17.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	45,709,370	45,709,370
Fidelity Short-Term Bond Fund Class F (c)	4,359,795	37,407,042
TOTAL SHORT-TERM FUNDS (Cost $82,538,581)		83,116,412
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $438,371,985)		470,209,441
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,640)
NET ASSETS - 100%		$ 470,190,801
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 51,961,906	$ 3,365,278	$ 9,617,814	$ 21,325	$ 45,709,370
Fidelity Series 100 Index Fund Class F	4,172,909	763,352	608,537	-	4,635,896
Fidelity Series 1000 Value Index Fund Class F	2,813,100	215,449	459,939	-	2,703,070
Fidelity Series All-Sector Equity Fund Class F	15,334,718	1,622,070	2,135,746	-	15,669,360
Fidelity Series Blue Chip Growth Fund Class F	13,505,714	1,292,060	2,012,267	24,497	13,584,221
Fidelity Series Commodity Strategy Fund Class F	5,529,348	471,831	884,578	-	4,486,315
Fidelity Series Emerging Markets Debt Fund Class F	2,992,990	477,566	387,216	90,029	3,096,072
Fidelity Series Emerging Markets Fund Class F	12,030,943	2,123,366	936,349	-	13,666,679
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 20,088,587	$ 2,370,137	$ 2,890,434	$ 223,226	$ 20,373,450
Fidelity Series Floating Rate High Income Fund Class F	5,606,765	331,513	3,539,414	107,306	2,357,274
Fidelity Series Growth & Income Fund Class F	15,957,846	1,657,031	2,537,504	147,113	15,593,098
Fidelity Series Growth Company Fund Class F	15,907,241	572,255	830,473	-	16,406,494
Fidelity Series High Income Fund Class F	26,401,733	1,604,020	7,005,665	647,628	20,217,394
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,542,477	1,013,615	1,348,990	16,884	10,284,723
Fidelity Series International Growth Fund Class F	20,699,555	1,070,604	4,954,608	-	16,633,437
Fidelity Series International Small Cap Fund Class F	4,656,665	249,760	897,628	-	3,799,906
Fidelity Series International Value Fund Class F	21,001,598	1,180,633	3,453,855	-	18,298,879
Fidelity Series Intrinsic Opportunities Fund Class F	10,396,106	1,148,738	1,616,153	99,423	10,116,216
Fidelity Series Investment Grade Bond Fund Class F	146,053,367	25,518,390	15,352,870	2,027,708	157,485,265
Fidelity Series Opportunistic Insights Fund Class F	9,909,787	987,551	1,436,109	-	10,126,170
Fidelity Series Real Estate Equity Fund Class F	1,936,478	685,307	804,675	16,484	1,789,131
Fidelity Series Real Estate Income Fund Class F	2,251,851	285,869	268,476	59,614	2,223,109
Fidelity Series Small Cap Discovery Fund Class F	2,689,594	267,767	430,634	3,041	2,402,865
Fidelity Series Small Cap Opportunities Fund Class F	8,117,753	1,486,445	1,127,394	17,874	7,617,466
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,880,843	1,138,538	2,284,839	-	13,526,539
Fidelity Short-Term Bond Fund Class F	42,559,093	2,936,534	8,049,159	212,295	37,407,042
Total	$ 486,998,967	$ 54,835,679	$ 75,871,326	$ 3,714,447	$ 470,209,441
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $438,371,985) - See accompanying schedule		$ 470,209,441
Cash		32
Receivable for investments sold		20
Receivable for fund shares sold		618,123
Total assets		470,827,616

Liabilities
Payable for investments purchased	$ 331,757
Payable for fund shares redeemed	286,432
Transfer agent fees payable	18,626
Total liabilities		636,815

Net Assets		$ 470,190,801
Net Assets consist of:
Paid in capital		$ 433,588,601
Undistributed net investment income		3,578,045
Accumulated undistributed net realized gain (loss) on investments		1,186,699
Net unrealized appreciation (depreciation) on investments		31,837,456
Net Assets, for 35,870,327 shares outstanding		$ 470,190,801
Net Asset Value, offering price and redemption price per share ($470,190,801 ÷ 35,870,327 shares)		$ 13.11

Statement of Operations

	Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,714,447

Expenses
Transfer agent fees	$ 113,461
Independent trustees' compensation	1,064
Total expenses		114,525
Net investment income (loss)		3,599,922
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	861,493
Capital gain distributions from underlying funds	1,259,039
Total net realized gain (loss)		2,120,532
Change in net unrealized appreciation (depreciation) on underlying funds		3,384,658
Net gain (loss)		5,505,190
Net increase (decrease) in net assets resulting from operations		$ 9,105,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,599,922	$ 7,008,293
Net realized gain (loss)	2,120,532	19,974,058
Change in net unrealized appreciation (depreciation)	3,384,658	3,662,079
Net increase (decrease) in net assets resulting from operations	9,105,112	30,644,430
Distributions to shareholders from net investment income	(7,025,052)	(1,003,197)
Distributions to shareholders from net realized gain	(19,720,057)	(7,138,132)
Total distributions	(26,745,109)	(8,141,329)
Share transactions Proceeds from sales of shares	81,083,826	199,302,150
Reinvestment of distributions	26,745,109	8,141,329
Cost of shares redeemed	(106,978,484)	(239,030,129)
Net increase (decrease) in net assets resulting from share transactions	850,451	(31,586,650)
Total increase (decrease) in net assets	(16,789,546)	(9,083,549)

Net Assets
Beginning of period	486,980,347	496,063,896
End of period (including undistributed net investment income of $3,578,045 and undistributed net investment income of $7,003,175, respectively)	$ 470,190,801	$ 486,980,347
Other Information Shares
Sold	6,110,464	15,183,177
Issued in reinvestment of distributions	2,070,055	629,160
Redeemed	(8,075,545)	(18,210,428)
Net increase (decrease)	104,974	(2,398,091)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 13.00	$ 12.65	$ 12.82	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.10	.19	.19	.21	.21	.18
Net realized and unrealized gain (loss)	.14	.64	.56	.13	1.05	1.76
Total from investment operations	.24	.83	.75	.34	1.26	1.94
Distributions from net investment income	(.20)	(.03)	(.18)	(.18)	(.17)	(.05)
Distributions from net realized gain	(.55)	(.19)	(.21)	(.33)	(.12)	(.04)
Total distributions	(.75)	(.21)H	(.40)G	(.51)	(.29)	(.09)
Net asset value, end of period	$ 13.11	$ 13.62	$ 13.00	$ 12.65	$ 12.82	$ 11.85
Total ReturnB	1.84%	6.48%	6.03%	2.83%	10.75%	19.42%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.06%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.06%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.06%A
Net investment income (loss)	1.49%A	1.42%	1.46%	1.66%	1.73%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 470,191	$ 486,980	$ 496,064	$ 388,009	$ 257,817	$ 65,083
Portfolio turnover rateD	23%A	55%	29%	37%	47%	40%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.2	1.0
Fidelity Series 1000 Value Index Fund Class F	0.7	0.7
Fidelity Series All-Sector Equity Fund Class F	4.2	4.3
Fidelity Series Blue Chip Growth Fund Class F	3.5	3.3
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
Fidelity Series Equity-Income Fund Class F	5.2	5.1
Fidelity Series Growth & Income Fund Class F	4.0	3.9
Fidelity Series Growth Company Fund Class F	4.3	4.1
Fidelity Series Intrinsic Opportunities Fund Class F	2.6	2.5
Fidelity Series Opportunistic Insights Fund Class F	2.6	2.5
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.6	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.0	2.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.5	3.4
	35.9	35.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.6	3.0
Fidelity Series International Growth Fund Class F	4.5	5.2
Fidelity Series International Small Cap Fund Class F	1.0	1.2
Fidelity Series International Value Fund Class F	4.8	5.3
	13.9	14.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series High Income Fund Class F	4.3	5.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.7	1.8
Fidelity Series Investment Grade Bond Fund Class F	30.4	26.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	38.1	36.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.6	7.7
Fidelity Short-Term Bond Fund Class F	5.5	6.3
	12.1	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.9%
International Equity Funds	13.9%
Bond Funds	38.1%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds**	35.0%
International Equity Funds	14.7%
Bond Funds	36.3%
Short-Term Funds	14.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	3,578,997	$ 46,884,857
Fidelity Series 1000 Value Index Fund Class F (c)	2,482,503	27,804,035
Fidelity Series All-Sector Equity Fund Class F (c)	11,220,138	167,292,264
Fidelity Series Blue Chip Growth Fund Class F (c)	12,387,228	142,453,121
Fidelity Series Commodity Strategy Fund Class F (a)(c)	5,121,353	38,307,720
Fidelity Series Equity-Income Fund Class F (c)	16,179,988	210,501,650
Fidelity Series Growth & Income Fund Class F (c)	12,093,400	162,051,557
Fidelity Series Growth Company Fund Class F (c)	15,074,887	170,949,213
Fidelity Series Intrinsic Opportunities Fund Class F (c)	7,261,088	102,671,785
Fidelity Series Opportunistic Insights Fund Class F (c)	7,121,612	106,325,665
Fidelity Series Real Estate Equity Fund Class F (c)	1,446,367	18,455,647
Fidelity Series Small Cap Discovery Fund Class F (c)	2,412,540	23,691,144
Fidelity Series Small Cap Opportunities Fund Class F (c)	6,628,155	81,062,332
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	10,650,607	141,227,046
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,192,228,725)		1,439,678,036
International Equity Funds - 13.9%

Fidelity Series Emerging Markets Fund Class F (c)	8,121,757	145,379,448
Fidelity Series International Growth Fund Class F (c)	12,807,475	179,432,729
Fidelity Series International Small Cap Fund Class F (c)	2,656,620	40,991,646
Fidelity Series International Value Fund Class F (c)	17,653,467	192,246,250
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $446,315,074)		558,050,073
Bond Funds - 38.1%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,636,275	$ 26,995,456
Fidelity Series Floating Rate High Income Fund Class F (c)	1,947,958	20,122,410
Fidelity Series High Income Fund Class F (c)	17,118,542	174,951,504
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	6,840,081	67,922,000
Fidelity Series Investment Grade Bond Fund Class F (c)	107,603,576	1,222,376,627
Fidelity Series Real Estate Income Fund Class F (c)	1,723,625	19,028,819
TOTAL BOND FUNDS (Cost $1,535,547,171)		1,531,396,816
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	265,637,842	265,637,842
Fidelity Short-Term Bond Fund Class F (c)	25,723,626	220,708,714
TOTAL SHORT-TERM FUNDS (Cost $483,203,616)		486,346,556
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,657,294,586)		4,015,471,481
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159,615)
NET ASSETS - 100%		$ 4,015,311,866
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 334,962,376	$ 5,303,108	$ 74,627,642	$ 133,211	$ 265,637,842
Fidelity Series 100 Index Fund Class F	45,182,420	4,156,282	5,741,500	-	46,884,857
Fidelity Series 1000 Value Index Fund Class F	30,459,828	624,220	4,721,556	-	27,804,035
Fidelity Series All-Sector Equity Fund Class F	187,718,960	2,390,816	32,593,016	-	167,292,264
Fidelity Series Blue Chip Growth Fund Class F	142,099,487	9,224,626	17,477,861	261,016	142,453,121
Fidelity Series Commodity Strategy Fund Class F	48,181,088	1,024,224	5,478,834	-	38,307,720
Fidelity Series Emerging Markets Debt Fund Class F	27,244,103	2,726,233	3,103,696	790,245	26,995,456
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 131,220,990	$ 17,056,219	$ 7,690,473	$ -	$ 145,379,448
Fidelity Series Equity-Income Fund Class F	222,074,882	7,544,892	27,944,204	2,436,348	210,501,650
Fidelity Series Floating Rate High Income Fund Class F	48,463,715	2,363,305	30,353,031	906,162	20,122,410
Fidelity Series Growth & Income Fund Class F	168,310,715	9,114,059	20,632,406	1,534,873	162,051,557
Fidelity Series Growth Company Fund Class F	175,859,579	786,454	13,976,517	-	170,949,213
Fidelity Series High Income Fund Class F	244,241,991	9,516,619	71,711,158	5,958,622	174,951,504
Fidelity Series Inflation-Protected Bond Index Fund Class F	76,857,501	2,655,077	12,237,395	118,150	67,922,000
Fidelity Series International Growth Fund Class F	224,855,756	3,132,879	46,625,117	-	179,432,729
Fidelity Series International Small Cap Fund Class F	52,103,797	651,052	9,527,304	-	40,991,646
Fidelity Series International Value Fund Class F	227,777,669	3,343,925	34,446,034	-	192,246,250
Fidelity Series Intrinsic Opportunities Fund Class F	108,238,903	5,973,178	13,479,073	1,011,878	102,671,785
Fidelity Series Investment Grade Bond Fund Class F	1,157,213,539	168,206,344	112,988,851	15,663,088	1,222,376,627
Fidelity Series Opportunistic Insights Fund Class F	107,650,969	4,813,826	13,187,066	-	106,325,665
Fidelity Series Real Estate Equity Fund Class F	21,084,662	1,495,775	4,008,238	196,845	18,455,647
Fidelity Series Real Estate Income Fund Class F	20,800,987	1,430,612	2,826,023	524,834	19,028,819
Fidelity Series Small Cap Discovery Fund Class F	27,383,990	1,000,326	3,460,398	30,480	23,691,144
Fidelity Series Small Cap Opportunities Fund Class F	88,168,168	12,397,412	10,615,971	183,307	81,062,332
Fidelity Series Stock Selector Large Cap Value Fund Class F	145,728,204	6,347,717	19,149,511	-	141,227,046
Fidelity Short-Term Bond Fund Class F	274,250,140	5,564,576	58,883,074	1,328,276	220,708,714
Total	$ 4,338,134,419	$ 288,843,756	$ 657,485,949	$ 31,077,335	$ 4,015,471,481
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,657,294,586) - See accompanying schedule		$ 4,015,471,481
Cash		356
Receivable for investments sold		3,220,064
Receivable for fund shares sold		3,702,065
Total assets		4,022,393,966

Liabilities
Payable for investments purchased	$ 80
Payable for fund shares redeemed	6,921,968
Transfer agent fees payable	160,052
Total liabilities		7,082,100

Net Assets		$ 4,015,311,866
Net Assets consist of:
Paid in capital		$ 3,591,441,656
Undistributed net investment income		30,062,562
Accumulated undistributed net realized gain (loss) on investments		35,630,753
Net unrealized appreciation (depreciation) on investments		358,176,895
Net Assets, for 298,968,894 shares outstanding		$ 4,015,311,866
Net Asset Value, offering price and redemption price per share ($4,015,311,866 ÷ 298,968,894 shares)		$ 13.43

Statement of Operations

	Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 31,077,335

Expenses
Transfer agent fees	$ 988,667
Independent trustees' compensation	9,354
Total expenses		998,021
Net investment income (loss)		30,079,314
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,238,504
Capital gain distributions from underlying funds	12,673,880
Total net realized gain (loss)		39,912,384
Change in net unrealized appreciation (depreciation) on underlying funds		18,741,110
Net gain (loss)		58,653,494
Net increase (decrease) in net assets resulting from operations		$ 88,732,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,079,314	$ 67,609,529
Net realized gain (loss)	39,912,384	252,129,951
Change in net unrealized appreciation (depreciation)	18,741,110	45,253,139
Net increase (decrease) in net assets resulting from operations	88,732,808	364,992,619
Distributions to shareholders from net investment income	(67,373,945)	(9,806,287)
Distributions to shareholders from net realized gain	(247,137,036)	(87,556,064)
Total distributions	(314,510,981)	(97,362,351)
Share transactions Proceeds from sales of shares	419,146,373	1,064,119,323
Reinvestment of distributions	314,510,981	97,362,351
Cost of shares redeemed	(830,531,772)	(1,790,931,189)
Net increase (decrease) in net assets resulting from share transactions	(96,874,418)	(629,449,515)
Total increase (decrease) in net assets	(322,652,591)	(361,819,247)

Net Assets
Beginning of period	4,337,964,457	4,699,783,704
End of period (including undistributed net investment income of $30,062,562 and undistributed net investment income of $67,357,193, respectively)	$ 4,015,311,866	$ 4,337,964,457
Other Information Shares
Sold	30,676,218	78,243,576
Issued in reinvestment of distributions	23,826,589	7,309,486
Redeemed	(60,734,195)	(131,427,979)
Net increase (decrease)	(6,231,388)	(45,874,917)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.21	$ 13.39	$ 12.93	$ 13.12	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.10	.20	.21	.23	.23	.17
Net realized and unrealized gain (loss)	.18	.90	.74	.14	1.21	1.89
Total from investment operations	.28	1.10	.95	.37	1.44	2.06
Distributions from net investment income	(.23)	(.03)	(.22)	(.20)	(.17)	(.05)
Distributions from net realized gain	(.83)	(.25)	(.27)	(.36)	(.12)	(.04)
Total distributions	(1.06)	(.28)	(.49)	(.56)	(.29)	(.09)
Net asset value, end of period	$ 13.43	$ 14.21	$ 13.39	$ 12.93	$ 13.12	$ 11.97
Total ReturnB	2.06%	8.34%	7.53%	3.08%	12.17%	20.62%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	1.43%A	1.48%	1.65%	1.85%	1.82%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,015,312	$ 4,337,964	$ 4,699,784	$ 4,130,786	$ 2,665,237	$ 675,704
Portfolio turnover rateD	14%A	39%	30%	28%	42%	29%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.4	1.2
Fidelity Series 1000 Value Index Fund Class F	0.8	0.7
Fidelity Series All-Sector Equity Fund Class F	4.7	4.8
Fidelity Series Blue Chip Growth Fund Class F	4.1	3.9
Fidelity Series Commodity Strategy Fund Class F	0.9	1.1
Fidelity Series Equity-Income Fund Class F	6.1	5.9
Fidelity Series Growth & Income Fund Class F	4.7	4.5
Fidelity Series Growth Company Fund Class F	4.9	4.8
Fidelity Series Intrinsic Opportunities Fund Class F	3.0	2.9
Fidelity Series Opportunistic Insights Fund Class F	3.0	2.9
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.7	0.7
Fidelity Series Small Cap Opportunities Fund Class F	2.3	2.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.1	3.9
	41.2	40.2
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.0	3.4
Fidelity Series International Growth Fund Class F	5.3	5.9
Fidelity Series International Small Cap Fund Class F	1.2	1.5
Fidelity Series International Value Fund Class F	5.6	6.0
	16.1	16.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series High Income Fund Class F	4.3	5.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.4	1.4
Fidelity Series Investment Grade Bond Fund Class F	27.8	23.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	35.1	33.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.2	5.4
Fidelity Short-Term Bond Fund Class F	3.4	4.4
	7.6	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	41.2%
International Equity Funds	16.1%
Bond Funds	35.1%
Short-Term Funds	7.6%

Six months ago
Domestic Equity Funds**	40.2%
International Equity Funds	16.8%
Bond Funds	33.2%
Short-Term Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	7,200,815	$ 94,330,674
Fidelity Series 1000 Value Index Fund Class F (c)	4,895,934	54,834,460
Fidelity Series All-Sector Equity Fund Class F (c)	22,111,045	329,675,680
Fidelity Series Blue Chip Growth Fund Class F (c)	24,625,585	283,194,224
Fidelity Series Commodity Strategy Fund Class F (a)(c)	8,895,871	66,541,117
Fidelity Series Equity-Income Fund Class F (c)	32,351,735	420,896,075
Fidelity Series Growth & Income Fund Class F (c)	24,162,485	323,777,295
Fidelity Series Growth Company Fund Class F (c)	30,048,702	340,752,278
Fidelity Series Intrinsic Opportunities Fund Class F (c)	14,680,769	207,586,074
Fidelity Series Opportunistic Insights Fund Class F (c)	14,220,131	212,306,557
Fidelity Series Real Estate Equity Fund Class F (c)	2,918,981	37,246,199
Fidelity Series Small Cap Discovery Fund Class F (c)	4,872,605	47,848,981
Fidelity Series Small Cap Opportunities Fund Class F (c)	13,041,579	159,498,509
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	21,269,819	282,037,807
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,406,085,212)		2,860,525,930
International Equity Funds - 16.1%

Fidelity Series Emerging Markets Fund Class F (c)	15,646,472	280,071,848
Fidelity Series International Growth Fund Class F (c)	26,130,797	366,092,463
Fidelity Series International Small Cap Fund Class F (c)	5,420,908	83,644,606
Fidelity Series International Value Fund Class F (c)	35,575,479	387,416,961
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $919,362,699)		1,117,225,878
Bond Funds - 35.1%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,504,839	$ 46,129,549
Fidelity Series Floating Rate High Income Fund Class F (c)	3,378,774	34,902,739
Fidelity Series High Income Fund Class F (c)	29,180,364	298,223,325
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	9,785,462	97,169,635
Fidelity Series Investment Grade Bond Fund Class F (c)	170,026,250	1,931,498,198
Fidelity Series Real Estate Income Fund Class F (c)	2,980,266	32,902,132
TOTAL BOND FUNDS (Cost $2,458,367,710)		2,440,825,578
Short-Term Funds - 7.6%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	288,333,599	288,333,599
Fidelity Short-Term Bond Fund Class F (c)	27,925,756	239,602,983
TOTAL SHORT-TERM FUNDS (Cost $524,558,157)		527,936,582
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,308,373,778)		6,946,513,968
NET OTHER ASSETS (LIABILITIES) - 0.0%		(290,009)
NET ASSETS - 100%		$ 6,946,223,959
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 388,323,850	$ 14,053,488	$ 114,043,739	$ 155,610	$ 288,333,599
Fidelity Series 100 Index Fund Class F	85,798,408	12,035,533	9,834,236	-	94,330,674
Fidelity Series 1000 Value Index Fund Class F	53,396,005	5,053,877	6,230,084	-	54,834,460
Fidelity Series All-Sector Equity Fund Class F	346,328,439	11,811,683	47,156,151	-	329,675,680
Fidelity Series Blue Chip Growth Fund Class F	279,333,485	19,702,801	32,480,802	516,625	283,194,224
Fidelity Series Commodity Strategy Fund Class F	81,103,505	3,431,619	8,766,373	-	66,541,117
Fidelity Series Emerging Markets Debt Fund Class F	42,247,330	8,430,501	4,658,323	1,304,881	46,129,549
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 249,572,323	$ 36,074,580	$ 14,755,450	$ -	$ 280,071,848
Fidelity Series Equity-Income Fund Class F	426,213,374	26,037,568	48,452,757	4,691,505	420,896,075
Fidelity Series Floating Rate High Income Fund Class F	80,685,527	5,623,556	50,808,981	1,522,473	34,902,739
Fidelity Series Growth & Income Fund Class F	327,743,855	24,014,300	38,378,734	3,000,798	323,777,295
Fidelity Series Growth Company Fund Class F	344,327,084	3,135,485	22,411,129	-	340,752,278
Fidelity Series High Income Fund Class F	418,501,613	23,738,148	131,841,381	10,225,345	298,223,325
Fidelity Series Inflation-Protected Bond Index Fund Class F	98,132,623	9,459,668	11,074,604	155,826	97,169,635
Fidelity Series International Growth Fund Class F	428,673,993	14,816,560	73,337,510	-	366,092,463
Fidelity Series International Small Cap Fund Class F	103,990,762	3,116,579	19,008,733	-	83,644,606
Fidelity Series International Value Fund Class F	433,701,625	14,415,251	51,807,791	-	387,416,961
Fidelity Series Intrinsic Opportunities Fund Class F	208,329,810	19,575,132	23,735,917	2,038,579	207,586,074
Fidelity Series Investment Grade Bond Fund Class F	1,723,285,662	335,693,087	142,101,101	23,690,146	1,931,498,198
Fidelity Series Opportunistic Insights Fund Class F	210,943,778	11,207,183	23,755,716	-	212,306,557
Fidelity Series Real Estate Equity Fund Class F	37,054,938	8,264,148	7,620,450	396,976	37,246,199
Fidelity Series Real Estate Income Fund Class F	34,399,679	2,978,940	3,800,053	891,374	32,902,132
Fidelity Series Small Cap Discovery Fund Class F	52,613,189	3,713,628	6,017,169	59,353	47,848,981
Fidelity Series Small Cap Opportunities Fund Class F	169,132,415	26,218,349	18,539,676	361,700	159,498,509
Fidelity Series Stock Selector Large Cap Value Fund Class F	284,395,703	13,964,376	32,466,411	-	282,037,807
Fidelity Short-Term Bond Fund Class F	317,907,616	12,896,846	90,965,176	1,553,409	239,602,983
Total	$ 7,226,136,591	$ 669,462,886	$ 1,034,048,447	$ 50,564,600	$ 6,946,513,968
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,308,373,778) - See accompanying schedule		$ 6,946,513,968
Cash		3,457
Receivable for investments sold		1,649,431
Receivable for fund shares sold		10,534,167
Total assets		6,958,701,023

Liabilities
Payable for investments purchased	$ 17,796
Payable for fund shares redeemed	12,183,279
Transfer agent fees payable	275,989
Total liabilities		12,477,064

Net Assets		$ 6,946,223,959
Net Assets consist of:
Paid in capital		$ 6,230,884,213
Undistributed net investment income		48,823,306
Accumulated undistributed net realized gain (loss) on investments		28,376,250
Net unrealized appreciation (depreciation) on investments		638,140,190
Net Assets, for 505,317,794 shares outstanding		$ 6,946,223,959
Net Asset Value, offering price and redemption price per share ($6,946,223,959 ÷ 505,317,794 shares)		$ 13.75

Statement of Operations

	Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 50,564,600

Expenses
Transfer agent fees	$ 1,671,038
Independent trustees' compensation	15,696
Total expenses		1,686,734
Net investment income (loss)		48,877,866
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,295,430
Capital gain distributions from underlying funds	24,606,885
Total net realized gain (loss)		39,902,315
Change in net unrealized appreciation (depreciation) on underlying funds		69,670,954
Net gain (loss)		109,573,269
Net increase (decrease) in net assets resulting from operations		$ 158,451,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,877,866	$ 110,661,578
Net realized gain (loss)	39,902,315	370,578,923
Change in net unrealized appreciation (depreciation)	69,670,954	147,876,840
Net increase (decrease) in net assets resulting from operations	158,451,135	629,117,341
Distributions to shareholders from net investment income	(110,414,833)	(14,431,750)
Distributions to shareholders from net realized gain	(368,049,227)	(122,402,552)
Total distributions	(478,464,060)	(136,834,302)
Share transactions Proceeds from sales of shares	1,139,365,512	2,373,256,073
Reinvestment of distributions	478,464,060	136,834,302
Cost of shares redeemed	(1,577,449,396)	(2,915,161,474)
Net increase (decrease) in net assets resulting from share transactions	40,380,176	(405,071,099)
Total increase (decrease) in net assets	(279,632,749)	87,211,940

Net Assets
Beginning of period	7,225,856,708	7,138,644,768
End of period (including undistributed net investment income of $48,823,306 and undistributed net investment income of $110,360,273, respectively)	$ 6,946,223,959	$ 7,225,856,708
Other Information Shares
Sold	81,691,708	172,742,684
Issued in reinvestment of distributions	35,494,367	10,135,874
Redeemed	(112,804,603)	(211,598,007)
Net increase (decrease)	4,381,472	(28,719,449)

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.42	$ 13.48	$ 12.98	$ 13.17	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.10	.21	.22	.24	.23	.19
Net realized and unrealized gain (loss)	.21	.99	.75	.13	1.24	1.95
Total from investment operations	.31	1.20	.97	.37	1.47	2.14
Distributions from net investment income	(.23)	(.03)	(.21)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.75)	(.23)	(.26)	(.36)	(.14)	(.06)
Total distributions	(.98)	(.26)	(.47)	(.56)	(.31)G	(.13)
Net asset value, end of period	$ 13.75	$ 14.42	$ 13.48	$ 12.98	$ 13.17	$ 12.01
Total ReturnB	2.25%	9.00%	7.70%	3.00%	12.42%	21.38%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	1.37%A	1.52%	1.68%	1.86%	1.83%	2.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,946,224	$ 7,225,857	$ 7,138,645	$ 5,466,181	$ 3,148,854	$ 870,342
Portfolio turnover rateD	19%A	43%	21%	23%	35%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.5	1.3
Fidelity Series 1000 Value Index Fund Class F	0.9	0.8
Fidelity Series All-Sector Equity Fund Class F	5.2	5.2
Fidelity Series Blue Chip Growth Fund Class F	4.5	4.3
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
Fidelity Series Equity-Income Fund Class F	6.7	6.5
Fidelity Series Growth & Income Fund Class F	5.2	5.0
Fidelity Series Growth Company Fund Class F	5.4	5.3
Fidelity Series Intrinsic Opportunities Fund Class F	3.3	3.2
Fidelity Series Opportunistic Insights Fund Class F	3.4	3.3
Fidelity Series Real Estate Equity Fund Class F	0.6	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.8	0.8
Fidelity Series Small Cap Opportunities Fund Class F	2.5	2.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.5	4.4
	45.5	44.3
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.5	3.8
Fidelity Series International Growth Fund Class F	5.9	6.6
Fidelity Series International Small Cap Fund Class F	1.4	1.5
Fidelity Series International Value Fund Class F	6.0	6.6
	17.8	18.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series High Income Fund Class F	4.3	6.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.9	0.9
Fidelity Series Investment Grade Bond Fund Class F	24.2	21.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	31.0	30.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.0	3.5
Fidelity Short-Term Bond Fund Class F	2.7	2.9
	5.7	6.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	45.5%
International Equity Funds	17.8%
Bond Funds	31.0%
Short-Term Funds	5.7%

Six months ago
Domestic Equity Funds**	44.3%
International Equity Funds	18.5%
Bond Funds	30.8%
Short-Term Funds	6.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	20,369,421	$ 266,839,415
Fidelity Series 1000 Value Index Fund Class F (c)	13,784,909	154,390,985
Fidelity Series All-Sector Equity Fund Class F (c)	61,059,218	910,392,936
Fidelity Series Blue Chip Growth Fund Class F (c)	68,252,161	784,899,853
Fidelity Series Commodity Strategy Fund Class F (a)(c)	22,390,550	167,481,313
Fidelity Series Equity-Income Fund Class F (c)	89,918,189	1,169,835,644
Fidelity Series Growth & Income Fund Class F (c)	67,114,340	899,332,153
Fidelity Series Growth Company Fund Class F (c)	82,640,618	937,144,603
Fidelity Series Intrinsic Opportunities Fund Class F (c)	40,704,601	575,563,058
Fidelity Series Opportunistic Insights Fund Class F (c)	39,698,253	592,694,916
Fidelity Series Real Estate Equity Fund Class F (c)	8,072,781	103,008,689
Fidelity Series Small Cap Discovery Fund Class F (c)	13,280,563	130,415,126
Fidelity Series Small Cap Opportunities Fund Class F (c)	36,188,222	442,581,950
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	59,083,557	783,447,969
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,739,008,642)		7,918,028,610
International Equity Funds - 17.8%

Fidelity Series Emerging Markets Fund Class F (c)	43,948,678	786,681,339
Fidelity Series International Growth Fund Class F (c)	73,023,240	1,023,055,590
Fidelity Series International Small Cap Fund Class F (c)	15,149,856	233,762,284
Fidelity Series International Value Fund Class F (c)	96,441,414	1,050,246,995
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,599,938,738)		3,093,746,208
Bond Funds - 31.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	11,339,061	$ 116,111,980
Fidelity Series Floating Rate High Income Fund Class F (c)	8,502,707	87,832,962
Fidelity Series High Income Fund Class F (c)	73,101,881	747,101,228
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	15,417,166	153,092,462
Fidelity Series Investment Grade Bond Fund Class F (c)	370,750,664	4,211,727,550
Fidelity Series Real Estate Income Fund Class F (c)	7,484,796	82,632,145
TOTAL BOND FUNDS (Cost $5,439,025,808)		5,398,498,327
Short-Term Funds - 5.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	535,265,370	535,265,370
Fidelity Short-Term Bond Fund Class F (c)	54,567,050	468,185,285
TOTAL SHORT-TERM FUNDS (Cost $1,000,077,730)		1,003,450,655
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,778,050,918)		17,413,723,800
NET OTHER ASSETS (LIABILITIES) - 0.0%		(723,144)
NET ASSETS - 100%		$ 17,413,000,656
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 605,962,850	$ 26,276,332	$ 96,973,813	$ 251,928	$ 535,265,370
Fidelity Series 100 Index Fund Class F	222,265,705	45,012,336	17,070,484	-	266,839,415
Fidelity Series 1000 Value Index Fund Class F	136,320,588	22,166,902	11,038,906	-	154,390,985
Fidelity Series All-Sector Equity Fund Class F	893,854,428	37,126,331	70,333,805	-	910,392,936
Fidelity Series Blue Chip Growth Fund Class F	747,989,031	51,009,395	60,001,497	1,423,154	784,899,853
Fidelity Series Commodity Strategy Fund Class F	196,853,166	9,879,041	16,209,384	-	167,481,313
Fidelity Series Emerging Markets Debt Fund Class F	119,128,172	7,794,131	11,320,545	3,336,180	116,111,980
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 664,985,790	$ 127,254,276	$ 28,138,950	$ -	$ 786,681,339
Fidelity Series Equity-Income Fund Class F	1,126,996,192	84,090,724	87,271,416	12,592,104	1,169,835,644
Fidelity Series Floating Rate High Income Fund Class F	188,933,942	9,984,899	109,604,001	3,683,485	87,832,962
Fidelity Series Growth & Income Fund Class F	863,557,686	73,488,973	65,428,317	8,034,688	899,332,153
Fidelity Series Growth Company Fund Class F	914,223,789	12,781,830	31,629,263	-	937,144,603
Fidelity Series High Income Fund Class F	1,041,552,233	66,683,545	329,265,052	26,235,108	747,101,228
Fidelity Series Inflation-Protected Bond Index Fund Class F	163,620,641	7,995,543	19,861,011	262,180	153,092,462
Fidelity Series International Growth Fund Class F	1,135,585,423	47,662,267	148,113,828	-	1,023,055,590
Fidelity Series International Small Cap Fund Class F	263,708,117	10,454,500	28,079,508	-	233,762,284
Fidelity Series International Value Fund Class F	1,147,982,030	47,722,609	120,548,554	-	1,050,246,995
Fidelity Series Intrinsic Opportunities Fund Class F	555,643,492	53,312,108	42,387,708	5,625,230	575,563,058
Fidelity Series Investment Grade Bond Fund Class F	3,736,165,116	629,858,928	186,271,387	52,174,215	4,211,727,550
Fidelity Series Opportunistic Insights Fund Class F	567,128,875	34,025,618	46,646,221	-	592,694,916
Fidelity Series Real Estate Equity Fund Class F	96,312,738	16,291,082	7,855,154	1,040,024	103,008,689
Fidelity Series Real Estate Income Fund Class F	82,419,701	7,966,690	5,998,071	2,199,352	82,632,145
Fidelity Series Small Cap Discovery Fund Class F	136,671,355	10,960,969	10,567,545	157,535	130,415,126
Fidelity Series Small Cap Opportunities Fund Class F	453,282,565	70,947,666	33,116,457	1,021,185	442,581,950
Fidelity Series Stock Selector Large Cap Value Fund Class F	763,538,536	45,596,615	69,539,894	-	783,447,969
Fidelity Short-Term Bond Fund Class F	497,916,457	23,782,472	52,983,235	2,517,964	468,185,285
Total	$ 17,322,598,618	$ 1,580,125,782	$ 1,706,254,006	$ 120,554,332	$ 17,413,723,800
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $15,778,050,918) - See accompanying schedule		$ 17,413,723,800
Receivable for investments sold		386
Receivable for fund shares sold		29,291,348
Total assets		17,443,015,534

Liabilities
Payable for investments purchased	$ 5,105,767
Payable for fund shares redeemed	24,219,066
Transfer agent fees payable	690,045
Total liabilities		30,014,878

Net Assets		$ 17,413,000,656
Net Assets consist of:
Paid in capital		$ 15,598,359,283
Undistributed net investment income		116,175,201
Accumulated undistributed net realized gain (loss) on investments		62,793,290
Net unrealized appreciation (depreciation) on investments		1,635,672,882
Net Assets, for 1,210,770,518 shares outstanding		$ 17,413,000,656
Net Asset Value, offering price and redemption price per share ($17,413,000,656 ÷ 1,210,770,518 shares)		$ 14.38

Statement of Operations

	Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 120,554,332

Expenses
Transfer agent fees	$ 4,101,591
Independent trustees' compensation	38,223
Total expenses		4,139,814
Net investment income (loss)		116,414,518
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,620,460
Capital gain distributions from underlying funds	67,297,941
Total net realized gain (loss)		82,918,401
Change in net unrealized appreciation (depreciation) on underlying funds		201,632,941
Net gain (loss)		284,551,342
Net increase (decrease) in net assets resulting from operations		$ 400,965,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,414,518	$ 262,430,581
Net realized gain (loss)	82,918,401	897,404,988
Change in net unrealized appreciation (depreciation)	201,632,941	440,491,871
Net increase (decrease) in net assets resulting from operations	400,965,860	1,600,327,440
Distributions to shareholders from net investment income	(262,072,124)	(32,613,953)
Distributions to shareholders from net realized gain	(892,184,147)	(293,525,248)
Total distributions	(1,154,256,271)	(326,139,201)
Share transactions Proceeds from sales of shares	2,474,998,883	4,821,205,670
Reinvestment of distributions	1,154,256,271	326,139,201
Cost of shares redeemed	(2,784,887,955)	(5,151,550,145)
Net increase (decrease) in net assets resulting from share transactions	844,367,199	(4,205,274)
Total increase (decrease) in net assets	91,076,788	1,269,982,965

Net Assets
Beginning of period	17,321,923,868	16,051,940,903
End of period (including undistributed net investment income of $116,175,201 and undistributed net investment income of $261,832,807, respectively)	$ 17,413,000,656	$ 17,321,923,868
Other Information Shares
Sold	169,629,058	336,544,773
Issued in reinvestment of distributions	81,978,427	23,262,425
Redeemed	(190,320,211)	(358,225,587)
Net increase (decrease)	61,287,274	1,581,611

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 13.98	$ 13.42	$ 13.72	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.10	.22	.24	.25	.24	.18
Net realized and unrealized gain (loss)	.22	1.15	.82	.06	1.42	2.30
Total from investment operations	.32	1.37	1.06	.31	1.66	2.48
Distributions from net investment income	(.23)	(.03)	(.23)	(.21)	(.18)	(.06)
Distributions from net realized gain	(.78)	(.25)	(.27)	(.40)	(.13)	(.05)
Total distributions	(1.01)	(.28)	(.50)	(.61)	(.31)	(.11)
Net asset value, end of period	$ 14.38	$ 15.07	$ 13.98	$ 13.42	$ 13.72	$ 12.37
Total ReturnB	2.29%	9.95%	8.17%	2.50%	13.62%	24.78%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	1.33%A	1.56%	1.78%	1.94%	1.89%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,413,001	$ 17,321,924	$ 16,051,941	$ 12,054,451	$ 6,632,569	$ 1,585,350
Portfolio turnover rateD	18%A	43%	23%	21%	37%	20%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.8	1.5
Fidelity Series 1000 Value Index Fund Class F	1.0	1.0
Fidelity Series All-Sector Equity Fund Class F	6.0	6.1
Fidelity Series Blue Chip Growth Fund Class F	5.2	5.1
Fidelity Series Commodity Strategy Fund Class F	1.0	1.3
Fidelity Series Equity-Income Fund Class F	7.8	7.6
Fidelity Series Growth & Income Fund Class F	6.0	5.8
Fidelity Series Growth Company Fund Class F	6.2	6.1
Fidelity Series Intrinsic Opportunities Fund Class F	3.8	3.8
Fidelity Series Opportunistic Insights Fund Class F	3.9	3.8
Fidelity Series Real Estate Equity Fund Class F	0.7	0.7
Fidelity Series Small Cap Discovery Fund Class F	0.9	0.9
Fidelity Series Small Cap Opportunities Fund Class F	3.0	3.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	5.2	4.9
	52.5	51.7
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.6	4.6
Fidelity Series International Growth Fund Class F	6.8	7.7
Fidelity Series International Small Cap Fund Class F	1.6	1.8
Fidelity Series International Value Fund Class F	7.2	7.7
	21.2	21.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.9
Fidelity Series High Income Fund Class F	4.7	6.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.5
Fidelity Series Investment Grade Bond Fund Class F	18.7	17.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	25.6	26.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.4	0.3
Fidelity Short-Term Bond Fund Class F	0.3	0.2
	0.7	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	52.5%
International Equity Funds	21.2%
Bond Funds	25.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	51.7%
International Equity Funds	21.8%
Bond Funds	26.0%
Short-Term Funds	0.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	17,148,821	$ 224,649,562
Fidelity Series 1000 Value Index Fund Class F (c)	11,369,429	127,337,606
Fidelity Series All-Sector Equity Fund Class F (c)	50,212,149	748,663,144
Fidelity Series Blue Chip Growth Fund Class F (c)	56,142,619	645,640,116
Fidelity Series Commodity Strategy Fund Class F (a)(c)	15,926,485	119,130,105
Fidelity Series Equity-Income Fund Class F (c)	73,865,886	960,995,182
Fidelity Series Growth & Income Fund Class F (c)	55,015,999	737,214,382
Fidelity Series Growth Company Fund Class F (c)	67,635,920	766,991,338
Fidelity Series Intrinsic Opportunities Fund Class F (c)	33,665,984	476,037,016
Fidelity Series Opportunistic Insights Fund Class F (c)	32,510,312	485,378,952
Fidelity Series Real Estate Equity Fund Class F (c)	6,687,730	85,335,441
Fidelity Series Small Cap Discovery Fund Class F (c)	10,906,483	107,101,668
Fidelity Series Small Cap Opportunities Fund Class F (c)	30,325,903	370,885,792
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	48,203,388	639,176,919
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,576,247,293)		6,494,537,223
International Equity Funds - 21.2%

Fidelity Series Emerging Markets Fund Class F (c)	38,344,057	686,358,629
Fidelity Series International Growth Fund Class F (c)	60,457,718	847,012,628
Fidelity Series International Small Cap Fund Class F (c)	12,543,726	193,549,689
Fidelity Series International Value Fund Class F (c)	81,608,100	888,712,204
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,249,257,448)		2,615,633,150
Bond Funds - 25.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	7,978,547	$ 81,700,317
Fidelity Series Floating Rate High Income Fund Class F (c)	6,050,447	62,501,117
Fidelity Series High Income Fund Class F (c)	57,399,926	586,627,246
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	6,232,231	61,886,050
Fidelity Series Investment Grade Bond Fund Class F (c)	203,508,049	2,311,851,436
Fidelity Series Real Estate Income Fund Class F (c)	5,318,626	58,717,626
TOTAL BOND FUNDS (Cost $3,179,388,088)		3,163,283,792
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	49,694,912	49,694,912
Fidelity Short-Term Bond Fund Class F (c)	4,716,543	40,467,942
TOTAL SHORT-TERM FUNDS (Cost $90,124,038)		90,162,854
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,095,016,867)		12,363,617,019
NET OTHER ASSETS (LIABILITIES) - 0.0%		(503,899)
NET ASSETS - 100%		$ 12,363,113,120
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 30,377,402	$ 21,753,884	$ 2,436,374	$ 14,774	$ 49,694,912
Fidelity Series 100 Index Fund Class F	182,410,365	41,737,793	13,342,845	-	224,649,562
Fidelity Series 1000 Value Index Fund Class F	122,574,455	11,845,771	12,989,410	-	127,337,606
Fidelity Series All-Sector Equity Fund Class F	715,821,743	51,976,964	58,996,791	-	748,663,144
Fidelity Series Blue Chip Growth Fund Class F	603,581,385	64,052,146	59,229,378	1,159,208	645,640,116
Fidelity Series Commodity Strategy Fund Class F	148,551,214	11,316,791	24,423,524	-	119,130,105
Fidelity Series Emerging Markets Debt Fund Class F	80,533,314	7,628,245	6,773,887	2,314,967	81,700,317
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 541,833,587	$ 151,968,986	$ 24,542,348	$ -	$ 686,358,629
Fidelity Series Equity-Income Fund Class F	892,099,428	102,277,072	70,036,113	10,063,178	960,995,182
Fidelity Series Floating Rate High Income Fund Class F	105,509,655	9,497,629	51,526,977	2,181,385	62,501,117
Fidelity Series Growth & Income Fund Class F	689,238,591	84,948,176	59,217,485	6,476,818	737,214,382
Fidelity Series Growth Company Fund Class F	724,030,320	28,060,748	19,309,813	-	766,991,338
Fidelity Series High Income Fund Class F	743,046,588	59,405,188	192,061,631	19,060,147	586,627,246
Fidelity Series Inflation-Protected Bond Index Fund Class F	61,490,480	7,869,096	7,942,563	101,732	61,886,050
Fidelity Series International Growth Fund Class F	905,212,840	61,728,869	109,599,715	-	847,012,628
Fidelity Series International Small Cap Fund Class F	215,573,958	13,333,541	25,254,426	-	193,549,689
Fidelity Series International Value Fund Class F	910,926,175	61,783,020	62,754,822	-	888,712,204
Fidelity Series Intrinsic Opportunities Fund Class F	442,679,378	60,160,459	33,514,900	4,645,958	476,037,016
Fidelity Series Investment Grade Bond Fund Class F	2,021,522,254	369,754,011	96,775,611	29,172,726	2,311,851,436
Fidelity Series Opportunistic Insights Fund Class F	449,091,202	44,967,444	39,716,485	-	485,378,952
Fidelity Series Real Estate Equity Fund Class F	81,126,643	16,449,263	10,723,638	832,177	85,335,441
Fidelity Series Real Estate Income Fund Class F	56,279,472	7,500,397	3,795,161	1,533,253	58,717,626
Fidelity Series Small Cap Discovery Fund Class F	106,159,140	14,326,556	7,961,732	124,090	107,101,668
Fidelity Series Small Cap Opportunities Fund Class F	362,057,625	74,512,422	25,383,121	852,491	370,885,792
Fidelity Series Stock Selector Large Cap Value Fund Class F	581,248,217	66,498,129	42,242,966	-	639,176,919
Fidelity Short-Term Bond Fund Class F	24,859,824	17,661,900	1,989,075	145,191	40,467,942
Total	$ 11,797,835,255	$ 1,463,014,500	$ 1,062,540,790	$ 78,678,095	$ 12,363,617,019
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $11,095,016,867) - See accompanying schedule		$ 12,363,617,019
Cash		507
Receivable for investments sold		203
Receivable for fund shares sold		24,104,039
Total assets		12,387,721,768

Liabilities
Payable for investments purchased	$ 13,373,139
Payable for fund shares redeemed	10,746,290
Transfer agent fees payable	489,219
Total liabilities		24,608,648

Net Assets		$ 12,363,113,120
Net Assets consist of:
Paid in capital		$ 10,974,928,559
Undistributed net investment income		75,483,842
Accumulated undistributed net realized gain (loss) on investments		44,100,567
Net unrealized appreciation (depreciation) on investments		1,268,600,152
Net Assets, for 826,232,382 shares outstanding		$ 12,363,113,120
Net Asset Value, offering price and redemption price per share ($12,363,113,120 ÷ 826,232,382 shares)		$ 14.96

Statement of Operations

	Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 78,678,095

Expenses
Transfer agent fees	$ 2,852,017
Independent trustees' compensation	26,336
Total expenses		2,878,353
Net investment income (loss)		75,799,742
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,460,212
Capital gain distributions from underlying funds	54,453,948
Total net realized gain (loss)		59,914,160
Change in net unrealized appreciation (depreciation) on underlying funds		159,848,339
Net gain (loss)		219,762,499
Net increase (decrease) in net assets resulting from operations		$ 295,562,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,799,742	$ 174,906,282
Net realized gain (loss)	59,914,160	656,832,468
Change in net unrealized appreciation (depreciation)	159,848,339	430,813,027
Net increase (decrease) in net assets resulting from operations	295,562,241	1,262,551,777
Distributions to shareholders from net investment income	(174,934,388)	(19,149,282)
Distributions to shareholders from net realized gain	(654,689,681)	(198,584,527)
Total distributions	(829,624,069)	(217,733,809)
Share transactions Proceeds from sales of shares	2,109,212,535	3,726,420,199
Reinvestment of distributions	829,624,069	217,733,809
Cost of shares redeemed	(1,839,042,092)	(3,079,294,678)
Net increase (decrease) in net assets resulting from share transactions	1,099,794,512	864,859,330
Total increase (decrease) in net assets	565,732,684	1,909,677,298

Net Assets
Beginning of period	11,797,380,436	9,887,703,138
End of period (including undistributed net investment income of $75,483,842 and undistributed net investment income of $174,618,488, respectively)	$ 12,363,113,120	$ 11,797,380,436
Other Information Shares
Sold	138,766,541	251,471,985
Issued in reinvestment of distributions	56,823,568	15,141,433
Redeemed	(120,665,989)	(206,818,599)
Net increase (decrease)	74,924,120	59,794,819

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.70	$ 14.30	$ 13.59	$ 13.99	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.09	.24	.26	.26	.25	.18
Net realized and unrealized gain (loss)	.28	1.47	.95	(.02)	1.57	2.44
Total from investment operations	.37	1.71	1.21	.24	1.82	2.62
Distributions from net investment income	(.23)	(.03)	(.24)	(.21)	(.19)	(.07)
Distributions from net realized gain	(.87)	(.28)	(.26)	(.43)	(.14)	(.05)
Total distributions	(1.11)G	(.31)	(.50)	(.64)	(.33)	(.12)
Net asset value, end of period	$ 14.96	$ 15.70	$ 14.30	$ 13.59	$ 13.99	$ 12.50
Total ReturnB	2.50%	12.13%	9.17%	2.02%	14.72%	26.24%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	1.25%A	1.60%	1.89%	1.95%	1.90%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,363,113	$ 11,797,380	$ 9,887,703	$ 6,678,966	$ 3,454,146	$ 930,417
Portfolio turnover rateD	18%A	44%	23%	20%	38%	19%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $1.11 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.872 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.2	1.8
Fidelity Series 1000 Value Index Fund Class F	1.2	1.2
Fidelity Series All-Sector Equity Fund Class F	7.1	6.7
Fidelity Series Blue Chip Growth Fund Class F	6.1	5.9
Fidelity Series Commodity Strategy Fund Class F	1.0	1.2
Fidelity Series Equity-Income Fund Class F	9.2	9.0
Fidelity Series Growth & Income Fund Class F	7.1	7.0
Fidelity Series Growth Company Fund Class F	7.2	7.2
Fidelity Series Intrinsic Opportunities Fund Class F	4.6	4.5
Fidelity Series Opportunistic Insights Fund Class F	4.7	4.5
Fidelity Series Real Estate Equity Fund Class F	0.8	0.7
Fidelity Series Small Cap Discovery Fund Class F	1.0	1.1
Fidelity Series Small Cap Opportunities Fund Class F	3.6	3.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.2	6.1
	62.0	60.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.4	5.3
Fidelity Series International Growth Fund Class F	8.3	9.1
Fidelity Series International Small Cap Fund Class F	1.9	2.1
Fidelity Series International Value Fund Class F	8.6	9.1
	25.2	25.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.8
Fidelity Series High Income Fund Class F	4.7	6.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	0.1
Fidelity Series Investment Grade Bond Fund Class F	6.3	5.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	12.8	13.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.0*	0.0
Fidelity Short-Term Bond Fund Class F	0.0*	0.0
	0.0*	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	62.0%
International Equity Funds	25.2%
Bond Funds	12.8%
Short-Term Funds	0.0%*

Six months ago
Domestic Equity Funds**	60.6%
International Equity Funds	25.6%
Bond Funds	13.8%

* Amount represents less than 0.1%
** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	25,847,438	$ 338,601,433
Fidelity Series 1000 Value Index Fund Class F (c)	16,742,313	187,513,900
Fidelity Series All-Sector Equity Fund Class F (c)	73,309,498	1,093,044,621
Fidelity Series Blue Chip Growth Fund Class F (c)	82,367,728	947,228,877
Fidelity Series Commodity Strategy Fund Class F (a)(c)	20,812,619	155,678,390
Fidelity Series Equity-Income Fund Class F (c)	109,450,247	1,423,947,708
Fidelity Series Growth & Income Fund Class F (c)	81,786,708	1,095,941,889
Fidelity Series Growth Company Fund Class F (c)	98,507,252	1,117,072,233
Fidelity Series Intrinsic Opportunities Fund Class F (c)	49,838,407	704,715,077
Fidelity Series Opportunistic Insights Fund Class F (c)	48,010,171	716,791,856
Fidelity Series Real Estate Equity Fund Class F (c)	9,739,978	124,282,124
Fidelity Series Small Cap Discovery Fund Class F (c)	16,347,515	160,532,595
Fidelity Series Small Cap Opportunities Fund Class F (c)	44,702,681	546,713,791
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	71,557,363	948,850,632
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,263,159,381)		9,560,915,126
International Equity Funds - 25.2%

Fidelity Series Emerging Markets Fund Class F (c)	55,314,954	990,137,672
Fidelity Series International Growth Fund Class F (c)	91,443,692	1,281,126,125
Fidelity Series International Small Cap Fund Class F (c)	18,945,547	292,329,792
Fidelity Series International Value Fund Class F (c)	120,771,933	1,315,206,353
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,381,303,816)		3,878,799,942
Bond Funds - 12.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	10,167,788	$ 104,118,148
Fidelity Series Floating Rate High Income Fund Class F (c)	7,568,109	78,178,571
Fidelity Series High Income Fund Class F (c)	70,716,357	722,721,164
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,193,801	21,784,442
Fidelity Series Investment Grade Bond Fund Class F (c)	86,075,784	977,820,901
Fidelity Series Real Estate Income Fund Class F (c)	6,652,967	73,448,751
TOTAL BOND FUNDS (Cost $1,942,367,688)		1,978,071,977
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	449,032	449,032
Fidelity Short-Term Bond Fund Class F (c)	30,296	259,939
TOTAL SHORT-TERM FUNDS (Cost $709,016)		708,971
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,587,539,901)	15,418,496,016
NET OTHER ASSETS (LIABILITIES) - 0.0%	(611,363)
NET ASSETS - 100%	$ 15,417,884,653
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 449,032	$ -	$ 4	$ 449,032
Fidelity Series 100 Index Fund Class F	270,540,783	67,328,085	20,618,747	-	338,601,433
Fidelity Series 1000 Value Index Fund Class F	182,252,090	15,209,668	18,442,676	-	187,513,900
Fidelity Series All-Sector Equity Fund Class F	1,005,346,504	104,520,545	73,946,010	-	1,093,044,621
Fidelity Series Blue Chip Growth Fund Class F	884,558,224	76,825,986	68,254,584	1,696,619	947,228,877
Fidelity Series Commodity Strategy Fund Class F	183,342,610	11,036,934	17,838,212	-	155,678,390
Fidelity Series Emerging Markets Debt Fund Class F	102,167,682	8,276,440	6,690,050	2,946,265	104,118,148
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 796,348,784	$ 200,842,106	$ 32,379,636	$ -	$ 990,137,672
Fidelity Series Equity-Income Fund Class F	1,341,799,407	130,892,252	103,073,229	15,033,342	1,423,947,708
Fidelity Series Floating Rate High Income Fund Class F	126,537,640	8,903,419	56,069,069	2,610,097	78,178,571
Fidelity Series Growth & Income Fund Class F	1,036,668,308	109,900,512	83,414,463	9,654,839	1,095,941,889
Fidelity Series Growth Company Fund Class F	1,080,456,652	10,915,492	24,194,640	-	1,117,072,233
Fidelity Series High Income Fund Class F	982,696,990	59,654,784	288,445,978	24,687,072	722,721,164
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,132,795	6,568,584	988,012	31,924	21,784,442
Fidelity Series International Growth Fund Class F	1,360,847,043	67,862,495	131,951,375	-	1,281,126,125
Fidelity Series International Small Cap Fund Class F	305,087,429	23,483,542	21,247,212	-	292,329,792
Fidelity Series International Value Fund Class F	1,358,828,103	70,328,455	82,812,475	-	1,315,206,353
Fidelity Series Intrinsic Opportunities Fund Class F	675,406,959	74,502,437	55,827,371	6,876,832	704,715,077
Fidelity Series Investment Grade Bond Fund Class F	764,788,281	249,210,674	42,829,127	11,832,958	977,820,901
Fidelity Series Opportunistic Insights Fund Class F	667,834,335	52,988,954	49,417,585	-	716,791,856
Fidelity Series Real Estate Equity Fund Class F	107,186,720	30,317,172	10,446,365	1,179,969	124,282,124
Fidelity Series Real Estate Income Fund Class F	71,200,199	8,118,920	4,294,955	1,925,061	73,448,751
Fidelity Series Small Cap Discovery Fund Class F	158,742,122	21,954,639	12,021,579	183,024	160,532,595
Fidelity Series Small Cap Opportunities Fund Class F	546,133,920	101,162,285	40,884,815	1,273,287	546,713,791
Fidelity Series Stock Selector Large Cap Value Fund Class F	901,915,192	71,796,115	76,549,328	-	948,850,632
Fidelity Short-Term Bond Fund Class F	-	259,984	-	33	259,939
Total	$ 14,926,818,772	$ 1,583,309,511	$ 1,322,637,493	$ 79,931,326	$ 15,418,496,016
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $13,587,539,901) - See accompanying schedule		$ 15,418,496,016
Receivable for investments sold		341
Receivable for fund shares sold		25,035,241
Total assets		15,443,531,598

Liabilities
Payable for investments purchased	$ 11,354,835
Payable for fund shares redeemed	13,680,049
Transfer agent fees payable	612,061
Total liabilities		25,646,945

Net Assets		$ 15,417,884,653
Net Assets consist of:
Paid in capital		$ 13,439,563,098
Undistributed net investment income		75,962,664
Accumulated undistributed net realized gain (loss) on investments		71,402,776
Net unrealized appreciation (depreciation) on investments		1,830,956,115
Net Assets, for 1,008,824,858 shares outstanding		$ 15,417,884,653
Net Asset Value, offering price and redemption price per share ($15,417,884,653 ÷ 1,008,824,858 shares)		$ 15.28

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 79,931,326

Expenses
Transfer agent fees	$ 3,584,841
Independent trustees' compensation	33,197
Total expenses		3,618,038
Net investment income (loss)		76,313,288
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,472,517
Capital gain distributions from underlying funds	79,297,476
Total net realized gain (loss)		94,769,993
Change in net unrealized appreciation (depreciation) on underlying funds		215,532,709
Net gain (loss)		310,302,702
Net increase (decrease) in net assets resulting from operations		$ 386,615,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,313,288	$ 222,217,124
Net realized gain (loss)	94,769,993	836,006,177
Change in net unrealized appreciation (depreciation)	215,532,709	690,958,999
Net increase (decrease) in net assets resulting from operations	386,615,990	1,749,182,300
Distributions to shareholders from net investment income	(222,349,315)	(24,505,853)
Distributions to shareholders from net realized gain	(834,737,826)	(274,101,284)
Total distributions	(1,057,087,141)	(298,607,137)
Share transactions Proceeds from sales of shares	2,258,944,208	4,187,539,586
Reinvestment of distributions	1,057,087,141	298,607,137
Cost of shares redeemed	(2,153,915,056)	(3,948,144,278)
Net increase (decrease) in net assets resulting from share transactions	1,162,116,293	538,002,445
Total increase (decrease) in net assets	491,645,142	1,988,577,608

Net Assets
Beginning of period	14,926,239,511	12,937,661,903
End of period (including undistributed net investment income of $75,962,664 and undistributed net investment income of $221,998,691, respectively)	$ 15,417,884,653	$ 14,926,239,511
Other Information Shares
Sold	145,297,978	277,666,183
Issued in reinvestment of distributions	71,088,581	20,494,657
Redeemed	(138,152,389)	(260,727,298)
Net increase (decrease)	78,234,170	37,433,542

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 14.49	$ 13.75	$ 14.22	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.08	.24	.27	.26	.25	.17
Net realized and unrealized gain (loss)	.30	1.64	.99	(.07)	1.62	2.62
Total from investment operations	.38	1.88	1.26	.19	1.87	2.79
Distributions from net investment income	(.24)	(.03)	(.25)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.90)	(.30)	(.26)	(.44)	(.14)	(.05)
Total distributions	(1.14)	(.33)	(.52) G	(.66)	(.32)	(.12)
Net asset value, end of period	$ 15.28	$ 16.04	$ 14.49	$ 13.75	$ 14.22	$ 12.67
Total ReturnB	2.57%	13.20%	9.46%	1.62%	14.95%	27.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.00% A	1.58%	1.94%	1.99%	1.88%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,417,885	$ 14,926,240	$ 12,937,662	$ 9,206,764	$ 4,890,405	$ 1,280,910
Portfolio turnover rate D	17% A	56%	25%	19%	37%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	1.9
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.5	7.3
Fidelity Series Blue Chip Growth Fund Class F	6.6	6.2
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Fidelity Series Equity-Income Fund Class F	9.8	9.5
Fidelity Series Growth & Income Fund Class F	7.6	7.3
Fidelity Series Growth Company Fund Class F	7.7	7.5
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.7
Fidelity Series Opportunistic Insights Fund Class F	4.9	4.7
Fidelity Series Real Estate Equity Fund Class F	0.9	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.1	1.1
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	6.3
	65.9	63.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.6	5.4
Fidelity Series International Growth Fund Class F	9.1	9.5
Fidelity Series International Small Cap Fund Class F	2.0	2.1
Fidelity Series International Value Fund Class F	9.1	9.6
	26.8	26.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.7
Fidelity Series High Income Fund Class F	4.5	6.7
Fidelity Series Investment Grade Bond Fund Class F	0.5	1.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.2	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.4%
International Equity Funds	26.6%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	16,968,981	$ 222,293,651
Fidelity Series 1000 Value Index Fund Class F (c)	11,046,764	123,723,757
Fidelity Series All-Sector Equity Fund Class F (c)	48,372,796	721,238,386
Fidelity Series Blue Chip Growth Fund Class F (c)	54,469,882	626,403,639
Fidelity Series Commodity Strategy Fund Class F (a)(c)	12,331,011	92,235,960
Fidelity Series Equity-Income Fund Class F (c)	72,151,586	938,692,137
Fidelity Series Growth & Income Fund Class F (c)	53,870,105	721,859,404
Fidelity Series Growth Company Fund Class F (c)	64,624,375	732,840,410
Fidelity Series Intrinsic Opportunities Fund Class F (c)	32,858,887	464,624,657
Fidelity Series Opportunistic Insights Fund Class F (c)	31,576,744	471,440,787
Fidelity Series Real Estate Equity Fund Class F (c)	6,421,306	81,935,861
Fidelity Series Small Cap Discovery Fund Class F (c)	10,992,179	107,943,202
Fidelity Series Small Cap Opportunities Fund Class F (c)	29,615,678	362,199,743
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	47,151,434	625,228,018
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,456,414,650)		6,292,659,612
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund Class F (c)	35,336,688	632,526,723
Fidelity Series International Growth Fund Class F (c)	61,889,379	867,070,195
Fidelity Series International Small Cap Fund Class F (c)	12,426,320	191,738,112
Fidelity Series International Value Fund Class F (c)	79,873,289	869,820,118
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,237,952,483)		2,561,155,148
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	6,176,126	$ 63,243,529
Fidelity Series Floating Rate High Income Fund Class F (c)	4,690,353	48,451,349
Fidelity Series High Income Fund Class F (c)	41,716,203	426,339,593
Fidelity Series Investment Grade Bond Fund Class F (c)	4,278,884	48,608,122
Fidelity Series Real Estate Income Fund Class F (c)	4,124,383	45,533,189
TOTAL BOND FUNDS (Cost $615,152,870)		632,175,782
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	40,716,712	40,716,712
Fidelity Short-Term Bond Fund Class F (c)	2,436,809	20,907,824
TOTAL SHORT-TERM FUNDS (Cost $61,648,899)		61,624,536
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,371,168,902)	9,547,615,078
NET OTHER ASSETS (LIABILITIES) - 0.0%	(378,558)
NET ASSETS - 100%	$ 9,547,236,520
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 40,716,712	$ -	$ 747	$ 40,716,712
Fidelity Series 100 Index Fund Class F	172,649,223	50,712,036	15,047,134	-	222,293,651
Fidelity Series 1000 Value Index Fund Class F	116,024,811	13,905,319	11,685,986	-	123,723,757
Fidelity Series All-Sector Equity Fund Class F	660,425,414	74,125,093	50,549,001	-	721,238,386
Fidelity Series Blue Chip Growth Fund Class F	567,272,210	71,985,260	48,200,965	1,114,075	626,403,639
Fidelity Series Commodity Strategy Fund Class F	87,568,097	21,679,553	4,931,914	-	92,235,960
Fidelity Series Emerging Markets Debt Fund Class F	61,981,828	6,900,947	5,832,202	1,773,991	63,243,529
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 493,886,898	$ 143,680,383	$ 20,115,458	$ -	$ 632,526,723
Fidelity Series Equity-Income Fund Class F	867,095,141	111,581,691	75,502,528	9,756,633	938,692,137
Fidelity Series Floating Rate High Income Fund Class F	67,788,064	5,589,177	24,238,943	1,400,855	48,451,349
Fidelity Series Growth & Income Fund Class F	660,008,711	96,160,211	55,461,551	6,193,271	721,859,404
Fidelity Series Growth Company Fund Class F	679,779,024	38,958,966	18,107,652	-	732,840,410
Fidelity Series High Income Fund Class F	604,792,352	43,134,079	202,468,210	14,910,103	426,339,593
Fidelity Series International Growth Fund Class F	860,036,992	80,589,427	62,282,935	-	867,070,195
Fidelity Series International Small Cap Fund Class F	194,597,886	20,261,727	13,280,288	-	191,738,112
Fidelity Series International Value Fund Class F	867,583,803	81,858,185	58,941,343	-	869,820,118
Fidelity Series Intrinsic Opportunities Fund Class F	428,520,087	66,519,921	36,661,786	4,535,116	464,624,657
Fidelity Series Investment Grade Bond Fund Class F	131,900,060	22,029,555	106,634,728	1,671,539	48,608,122
Fidelity Series Opportunistic Insights Fund Class F	424,537,199	50,735,077	33,257,170	-	471,440,787
Fidelity Series Real Estate Equity Fund Class F	74,721,789	29,081,421	19,987,638	740,478	81,935,861
Fidelity Series Real Estate Income Fund Class F	43,505,962	6,871,813	3,865,780	1,172,471	45,533,189
Fidelity Series Small Cap Discovery Fund Class F	98,838,323	22,489,336	8,044,303	115,806	107,943,202
Fidelity Series Small Cap Opportunities Fund Class F	344,179,416	82,991,784	26,258,603	840,804	362,199,743
Fidelity Series Stock Selector Large Cap Value Fund Class F	575,737,253	65,692,015	49,520,094	-	625,228,018
Fidelity Short-Term Bond Fund Class F	-	20,932,187	-	4,602	20,907,824
Total	$ 9,083,430,543	$ 1,269,181,875	$ 950,876,212	$ 44,230,491	$ 9,547,615,078
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $8,371,168,902) - See accompanying schedule		$ 9,547,615,078
Receivable for investments sold		161
Receivable for fund shares sold		21,220,739
Total assets		9,568,835,978

Liabilities
Payable for investments purchased	$ 12,757,260
Payable for fund shares redeemed	8,463,642
Transfer agent fees payable	378,556
Total liabilities		21,599,458

Net Assets		$ 9,547,236,520
Net Assets consist of:
Paid in capital		$ 8,282,542,187
Undistributed net investment income		41,964,951
Accumulated undistributed net realized gain (loss) on investments		46,283,206
Net unrealized appreciation (depreciation) on investments		1,176,446,176
Net Assets, for 607,408,351 shares outstanding		$ 9,547,236,520
Net Asset Value, offering price and redemption price per share ($9,547,236,520 ÷ 607,408,351 shares)		$ 15.72

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 44,230,491

Expenses
Transfer agent fees	$ 2,194,495
Independent trustees' compensation	20,243
Total expenses		2,214,738
Net investment income (loss)		42,015,753
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,501,492
Capital gain distributions from underlying funds	51,665,621
Total net realized gain (loss)		58,167,113
Change in net unrealized appreciation (depreciation) on underlying funds		139,377,380
Net gain (loss)		197,544,493
Net increase (decrease) in net assets resulting from operations		$ 239,560,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,015,753	$ 123,791,954
Net realized gain (loss)	58,167,113	555,018,887
Change in net unrealized appreciation (depreciation)	139,377,380	471,199,890
Net increase (decrease) in net assets resulting from operations	239,560,246	1,150,010,731
Distributions to shareholders from net investment income	(123,677,476)	(11,191,676)
Distributions to shareholders from net realized gain	(553,809,855)	(164,311,064)
Total distributions	(677,487,331)	(175,502,740)
Share transactions Proceeds from sales of shares	1,681,851,902	2,879,083,996
Reinvestment of distributions	677,487,331	175,502,740
Cost of shares redeemed	(1,457,255,830)	(2,275,258,549)
Net increase (decrease) in net assets resulting from share transactions	902,083,403	779,328,187
Total increase (decrease) in net assets	464,156,318	1,753,836,178

Net Assets
Beginning of period	9,083,080,202	7,329,244,024
End of period (including undistributed net investment income of $41,964,951 and undistributed net investment income of $123,626,674, respectively)	$ 9,547,236,520	$ 9,083,080,202
Other Information Shares
Sold	105,107,747	185,996,763
Issued in reinvestment of distributions	44,367,205	11,890,432
Redeemed	(90,837,069)	(146,109,003)
Net increase (decrease)	58,637,883	51,778,192

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 14.75	$ 13.88	$ 14.46	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.23	.26	.24	.23	.15
Net realized and unrealized gain (loss)	.34	1.92	1.09	(.17)	1.76	2.74
Total from investment operations	.41	2.15	1.35	.07	1.99	2.89
Distributions from net investment income	(.23)	(.02)	(.24)	(.20)	(.18)	(.06)
Distributions from net realized gain	(1.01)	(.32)	(.23)	(.45)	(.13)	(.05)
Total distributions	(1.24)	(.35) H	(.48) G	(.65)	(.31)	(.11)
Net asset value, end of period	$ 15.72	$ 16.55	$ 14.75	$ 13.88	$ 14.46	$ 12.78
Total ReturnB	2.69%	14.83%	10.01%	.78%	15.76%	28.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	.90% A	1.50%	1.90%	1.81%	1.75%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,547,237	$ 9,083,080	$ 7,329,244	$ 4,783,034	$ 2,321,903	$ 632,052
Portfolio turnover rate D	20% A	50%	26%	17%	37%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	1.9
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.5	7.5
Fidelity Series Blue Chip Growth Fund Class F	6.6	6.3
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Fidelity Series Equity-Income Fund Class F	9.8	9.5
Fidelity Series Growth & Income Fund Class F	7.6	7.1
Fidelity Series Growth Company Fund Class F	7.7	7.5
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.7
Fidelity Series Opportunistic Insights Fund Class F	4.9	4.6
Fidelity Series Real Estate Equity Fund Class F	0.9	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.1	1.1
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	6.3
	65.9	63.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.6	5.5
Fidelity Series International Growth Fund Class F	9.1	9.5
Fidelity Series International Small Cap Fund Class F	2.1	2.1
Fidelity Series International Value Fund Class F	9.1	9.5
	26.9	26.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.7
Fidelity Series High Income Fund Class F	4.4	6.6
Fidelity Series Investment Grade Bond Fund Class F	0.5	1.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.4	0.0
Fidelity Short-Term Bond Fund Class F	0.2	0.0
	0.6	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.9%
Bond Funds	6.6%
Short-Term Funds	0.6%

Six months ago
Domestic Equity Funds**	63.4%
International Equity Funds	26.6%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	18,339,495	$ 240,247,388
Fidelity Series 1000 Value Index Fund Class F (c)	11,902,166	133,304,265
Fidelity Series All-Sector Equity Fund Class F (c)	52,244,153	778,960,327
Fidelity Series Blue Chip Growth Fund Class F (c)	58,848,900	676,762,346
Fidelity Series Commodity Strategy Fund Class F (a)(c)	13,328,365	99,696,174
Fidelity Series Equity-Income Fund Class F (c)	78,045,594	1,015,373,176
Fidelity Series Growth & Income Fund Class F (c)	58,303,316	781,264,432
Fidelity Series Growth Company Fund Class F (c)	70,103,348	794,971,964
Fidelity Series Intrinsic Opportunities Fund Class F (c)	35,457,548	501,369,722
Fidelity Series Opportunistic Insights Fund Class F (c)	34,203,173	510,653,377
Fidelity Series Real Estate Equity Fund Class F (c)	6,925,728	88,372,295
Fidelity Series Small Cap Discovery Fund Class F (c)	11,836,768	116,237,058
Fidelity Series Small Cap Opportunities Fund Class F (c)	31,986,627	391,196,449
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	50,763,474	673,123,668
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,864,309,365)		6,801,532,641
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund Class F (c)	38,110,154	682,171,759
Fidelity Series International Growth Fund Class F (c)	66,978,750	938,372,285
Fidelity Series International Small Cap Fund Class F (c)	13,569,566	209,378,398
Fidelity Series International Value Fund Class F (c)	86,330,087	940,134,647
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,406,338,876)		2,770,057,089
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	6,689,013	$ 68,495,497
Fidelity Series Floating Rate High Income Fund Class F (c)	5,070,062	52,373,736
Fidelity Series High Income Fund Class F (c)	44,967,496	459,567,814
Fidelity Series Investment Grade Bond Fund Class F (c)	4,625,102	52,541,154
Fidelity Series Real Estate Income Fund Class F (c)	4,458,024	49,216,587
TOTAL BOND FUNDS (Cost $662,620,300)		682,194,788
Short-Term Funds - 0.6%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	43,785,392	43,785,392
Fidelity Short-Term Bond Fund Class F (c)	2,606,430	22,363,167
TOTAL SHORT-TERM FUNDS (Cost $66,174,618)		66,148,559
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,999,443,159)	10,319,933,077
NET OTHER ASSETS (LIABILITIES) - 0.0%	(410,361)
NET ASSETS - 100%	$ 10,319,522,716
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 43,785,392	$ -	$ 804	$ 43,785,392
Fidelity Series 100 Index Fund Class F	186,816,726	52,203,766	14,041,726	-	240,247,388
Fidelity Series 1000 Value Index Fund Class F	126,228,300	11,982,989	10,951,366	-	133,304,265
Fidelity Series All-Sector Equity Fund Class F	739,405,434	54,210,017	55,917,904	-	778,960,327
Fidelity Series Blue Chip Growth Fund Class F	618,018,537	69,150,277	49,066,660	1,214,916	676,762,346
Fidelity Series Commodity Strategy Fund Class F	94,463,488	23,369,695	4,972,652	-	99,696,174
Fidelity Series Emerging Markets Debt Fund Class F	67,776,214	6,709,034	6,216,464	1,933,276	68,495,497
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 543,401,982	$ 143,507,331	$ 21,934,745	$ -	$ 682,171,759
Fidelity Series Equity-Income Fund Class F	943,017,142	106,391,801	72,778,997	10,609,455	1,015,373,176
Fidelity Series Floating Rate High Income Fund Class F	67,250,469	5,188,355	19,347,893	1,406,154	52,373,736
Fidelity Series Growth & Income Fund Class F	705,394,536	103,806,583	50,588,935	6,631,355	781,264,432
Fidelity Series Growth Company Fund Class F	740,299,626	37,909,640	18,410,712	-	794,971,964
Fidelity Series High Income Fund Class F	658,002,950	45,836,821	223,536,302	16,238,966	459,567,814
Fidelity Series International Growth Fund Class F	936,746,179	74,668,360	60,962,067	-	938,372,285
Fidelity Series International Small Cap Fund Class F	210,119,333	22,971,923	12,971,489	-	209,378,398
Fidelity Series International Value Fund Class F	944,848,072	75,816,506	58,274,952	-	940,134,647
Fidelity Series Intrinsic Opportunities Fund Class F	460,535,921	66,889,465	32,677,055	4,894,266	501,369,722
Fidelity Series Investment Grade Bond Fund Class F	152,040,096	22,227,430	123,289,204	1,906,257	52,541,154
Fidelity Series Opportunistic Insights Fund Class F	458,608,688	52,531,743	32,659,596	-	510,653,377
Fidelity Series Real Estate Equity Fund Class F	82,954,695	28,833,016	21,525,953	810,703	88,372,295
Fidelity Series Real Estate Income Fund Class F	47,350,685	6,980,839	4,055,005	1,274,424	49,216,587
Fidelity Series Small Cap Discovery Fund Class F	110,597,321	19,500,893	8,101,831	129,515	116,237,058
Fidelity Series Small Cap Opportunities Fund Class F	375,744,889	83,780,481	26,585,982	906,967	391,196,449
Fidelity Series Stock Selector Large Cap Value Fund Class F	623,788,223	60,790,552	47,715,456	-	673,123,668
Fidelity Short-Term Bond Fund Class F	-	22,389,226	-	4,923	22,363,167
Total	$ 9,893,409,506	$ 1,241,432,135	$ 976,582,946	$ 47,961,981	$ 10,319,933,077
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $8,999,443,159) - See accompanying schedule		$ 10,319,933,077
Receivable for investments sold		173
Receivable for fund shares sold		17,801,360
Total assets		10,337,734,610

Liabilities
Payable for investments purchased	$ 11,487,457
Payable for fund shares redeemed	6,314,550
Transfer agent fees payable	409,887
Total liabilities		18,211,894

Net Assets		$ 10,319,522,716
Net Assets consist of:
Paid in capital		$ 8,905,207,198
Undistributed net investment income		45,356,500
Accumulated undistributed net realized gain (loss) on investments		48,469,100
Net unrealized appreciation (depreciation) on investments		1,320,489,918
Net Assets, for 654,554,413 shares outstanding		$ 10,319,522,716
Net Asset Value, offering price and redemption price per share ($10,319,522,716 ÷ 654,554,413 shares)		$ 15.77

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 47,961,981

Expenses
Transfer agent fees	$ 2,388,390
Independent trustees' compensation	22,059
Total expenses		2,410,449
Net investment income (loss)		45,551,532
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,073,881
Capital gain distributions from underlying funds	55,966,284
Total net realized gain (loss)		64,040,165
Change in net unrealized appreciation (depreciation) on underlying funds		153,600,501
Net gain (loss)		217,640,666
Net increase (decrease) in net assets resulting from operations		$ 263,192,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,551,532	$ 134,093,224
Net realized gain (loss)	64,040,165	631,747,463
Change in net unrealized appreciation (depreciation)	153,600,501	520,125,716
Net increase (decrease) in net assets resulting from operations	263,192,198	1,285,966,403
Distributions to shareholders from net investment income	(134,099,695)	(12,426,918)
Distributions to shareholders from net realized gain	(628,962,771)	(188,663,267)
Total distributions	(763,062,466)	(201,090,185)
Share transactions Proceeds from sales of shares	1,686,100,826	3,061,609,220
Reinvestment of distributions	763,062,466	201,090,185
Cost of shares redeemed	(1,522,797,548)	(2,664,743,887)
Net increase (decrease) in net assets resulting from share transactions	926,365,744	597,955,518
Total increase (decrease) in net assets	426,495,476	1,682,831,736

Net Assets
Beginning of period	9,893,027,240	8,210,195,504
End of period (including undistributed net investment income of $45,356,500 and undistributed net investment income of $133,904,663, respectively)	$ 10,319,522,716	$ 9,893,027,240
Other Information Shares
Sold	104,950,503	196,549,519
Issued in reinvestment of distributions	49,808,255	13,578,000
Redeemed	(94,518,994)	(170,450,334)
Net increase (decrease)	60,239,764	39,677,185

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 14.80	$ 13.93	$ 14.55	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.23	.26	.24	.24	.15
Net realized and unrealized gain (loss)	.34	1.98	1.09	(.19)	1.77	2.81
Total from investment operations	.41	2.21	1.35	.05	2.01	2.96
Distributions from net investment income	(.23)	(.02)	(.25)	(.20)	(.18)	(.07)
Distributions from net realized gain	(1.06)	(.33)	(.24)	(.47)	(.13)	(.05)
Total distributions	(1.29)	(.36) I	(.48) H	(.67)	(.31)	(.11) G
Net asset value, end of period	$ 15.77	$ 16.65	$ 14.80	$ 13.93	$ 14.55	$ 12.85
Total ReturnB	2.67%	15.20%	10.04%	.67%	15.81%	29.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	.90% A	1.47%	1.90%	1.82%	1.79%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,319,523	$ 9,893,027	$ 8,210,196	$ 5,609,633	$ 2,881,829	$ 749,360
Portfolio turnover rate D	19% A	50%	27%	18%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share.

H Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	1.9
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.6	7.4
Fidelity Series Blue Chip Growth Fund Class F	6.5	6.3
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Fidelity Series Equity-Income Fund Class F	9.8	9.5
Fidelity Series Growth & Income Fund Class F	7.6	7.1
Fidelity Series Growth Company Fund Class F	7.7	7.4
Fidelity Series Intrinsic Opportunities Fund Class F	4.8	4.7
Fidelity Series Opportunistic Insights Fund Class F	5.0	4.6
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.1	1.1
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	6.4
	65.9	63.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.6	5.5
Fidelity Series International Growth Fund Class F	9.1	9.5
Fidelity Series International Small Cap Fund Class F	2.0	2.1
Fidelity Series International Value Fund Class F	9.1	9.5
	26.8	26.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.3
Fidelity Series High Income Fund Class F	4.4	6.7
Fidelity Series Investment Grade Bond Fund Class F	0.5	1.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.2	0.0
	0.7	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

Six months ago
Domestic Equity Funds**	63.4%
International Equity Funds	26.6%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	9,647,322	$ 126,379,915
Fidelity Series 1000 Value Index Fund Class F (c)	6,241,061	69,899,885
Fidelity Series All-Sector Equity Fund Class F (c)	27,591,127	411,383,703
Fidelity Series Blue Chip Growth Fund Class F (c)	30,970,510	356,160,864
Fidelity Series Commodity Strategy Fund Class F (a)(c)	7,020,480	52,513,187
Fidelity Series Equity-Income Fund Class F (c)	41,080,919	534,462,750
Fidelity Series Growth & Income Fund Class F (c)	30,670,027	410,978,368
Fidelity Series Growth Company Fund Class F (c)	36,739,295	416,623,607
Fidelity Series Intrinsic Opportunities Fund Class F (c)	18,656,200	263,798,675
Fidelity Series Opportunistic Insights Fund Class F (c)	18,057,077	269,592,161
Fidelity Series Real Estate Equity Fund Class F (c)	3,657,009	46,663,435
Fidelity Series Small Cap Discovery Fund Class F (c)	6,316,500	62,028,031
Fidelity Series Small Cap Opportunities Fund Class F (c)	16,821,055	205,721,506
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	26,868,341	356,274,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,123,825,983)		3,582,480,283
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund Class F (c)	19,989,265	357,807,845
Fidelity Series International Growth Fund Class F (c)	35,257,898	493,963,146
Fidelity Series International Small Cap Fund Class F (c)	7,129,828	110,013,239
Fidelity Series International Value Fund Class F (c)	45,357,779	493,946,209
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,283,289,051)		1,455,730,439
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	3,495,849	$ 35,797,498
Fidelity Series Floating Rate High Income Fund Class F (c)	2,667,321	27,553,430
Fidelity Series High Income Fund Class F (c)	23,482,308	239,989,186
Fidelity Series Investment Grade Bond Fund Class F (c)	2,436,699	27,680,896
Fidelity Series Real Estate Income Fund Class F (c)	2,347,901	25,920,822
TOTAL BOND FUNDS (Cost $346,800,792)		356,941,832
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	25,756,754	25,756,754
Fidelity Short-Term Bond Fund Class F (c)	1,688,704	14,489,081
TOTAL SHORT-TERM FUNDS (Cost $40,262,718)		40,245,835
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,794,178,544)		5,435,398,389
NET OTHER ASSETS (LIABILITIES) - 0.0%		(216,924)
NET ASSETS - 100%		$ 5,435,181,465
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 25,756,754	$ -	$ 473	$ 25,756,754
Fidelity Series 100 Index Fund Class F	96,450,636	28,875,066	6,926,326	-	126,379,915
Fidelity Series 1000 Value Index Fund Class F	64,824,449	8,461,432	6,487,353	-	69,899,885
Fidelity Series All-Sector Equity Fund Class F	374,096,364	41,716,445	25,686,084	-	411,383,703
Fidelity Series Blue Chip Growth Fund Class F	317,259,373	45,857,370	27,152,100	635,008	356,160,864
Fidelity Series Commodity Strategy Fund Class F	48,412,770	13,431,932	2,459,247	-	52,513,187
Fidelity Series Emerging Markets Debt Fund Class F	34,486,400	4,159,553	2,943,149	1,001,231	35,797,498
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 276,640,827	$ 84,631,556	$ 12,039,869	$ -	$ 357,807,845
Fidelity Series Equity-Income Fund Class F	481,392,128	71,463,254	38,424,921	5,469,260	534,462,750
Fidelity Series Floating Rate High Income Fund Class F	17,731,701	15,981,732	5,852,575	441,188	27,553,430
Fidelity Series Growth & Income Fund Class F	360,241,576	64,988,416	25,967,301	3,426,974	410,978,368
Fidelity Series Growth Company Fund Class F	374,401,742	33,121,324	9,108,264	-	416,623,607
Fidelity Series High Income Fund Class F	336,587,013	28,673,206	114,464,796	8,410,173	239,989,186
Fidelity Series International Growth Fund Class F	479,724,233	51,206,340	30,443,775	-	493,963,146
Fidelity Series International Small Cap Fund Class F	107,956,652	14,197,929	6,511,761	-	110,013,239
Fidelity Series International Value Fund Class F	483,859,618	51,052,455	29,114,979	-	493,946,209
Fidelity Series Intrinsic Opportunities Fund Class F	236,647,607	41,026,761	17,281,765	2,564,284	263,798,675
Fidelity Series Investment Grade Bond Fund Class F	93,224,389	15,328,798	81,871,679	1,170,173	27,680,896
Fidelity Series Opportunistic Insights Fund Class F	235,493,289	34,241,849	16,946,355	-	269,592,161
Fidelity Series Real Estate Equity Fund Class F	44,239,883	20,544,773	17,042,255	406,519	46,663,435
Fidelity Series Real Estate Income Fund Class F	24,219,693	4,439,528	2,172,099	663,131	25,920,822
Fidelity Series Small Cap Discovery Fund Class F	57,730,624	11,537,825	4,134,420	68,650	62,028,031
Fidelity Series Small Cap Opportunities Fund Class F	192,739,544	48,883,911	14,092,071	474,978	205,721,506
Fidelity Series Stock Selector Large Cap Value Fund Class F	321,736,857	42,053,145	26,383,720	-	356,274,196
Fidelity Short-Term Bond Fund Class F	-	14,505,964	-	3,189	14,489,081
Total	$ 5,060,097,368	$ 816,137,318	$ 523,506,864	$ 24,735,231	$ 5,435,398,389
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $4,794,178,544) - See accompanying schedule		$ 5,435,398,389
Receivable for investments sold		86
Receivable for fund shares sold		12,522,184
Total assets		5,447,920,659

Liabilities
Payable for investments purchased	$ 8,795,659
Payable for fund shares redeemed	3,728,237
Transfer agent fees payable	215,298
Total liabilities		12,739,194

Net Assets		$ 5,435,181,465
Net Assets consist of:
Paid in capital		$ 4,744,182,827
Undistributed net investment income		23,405,534
Accumulated undistributed net realized gain (loss) on investments		26,373,259
Net unrealized appreciation (depreciation) on investments		641,219,845
Net Assets, for 336,190,820 shares outstanding		$ 5,435,181,465
Net Asset Value, offering price and redemption price per share ($5,435,181,465 ÷ 336,190,820 shares)		$ 16.17

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,735,231

Expenses
Transfer agent fees	$ 1,240,160
Independent trustees' compensation	11,380
Total expenses		1,251,540
Net investment income (loss)		23,483,691
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,451,267
Capital gain distributions from underlying funds	29,270,450
Total net realized gain (loss)		31,721,717
Change in net unrealized appreciation (depreciation) on underlying funds		80,219,300
Net gain (loss)		111,941,017
Net increase (decrease) in net assets resulting from operations		$ 135,424,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,483,691	$ 66,147,143
Net realized gain (loss)	31,721,717	303,045,217
Change in net unrealized appreciation (depreciation)	80,219,300	273,085,851
Net increase (decrease) in net assets resulting from operations	135,424,708	642,278,211
Distributions to shareholders from net investment income	(66,144,865)	(5,761,733)
Distributions to shareholders from net realized gain	(302,590,581)	(80,603,752)
Total distributions	(368,735,446)	(86,365,485)
Share transactions Proceeds from sales of shares	1,069,707,575	1,887,417,974
Reinvestment of distributions	368,735,446	86,365,485
Cost of shares redeemed	(829,854,520)	(1,284,028,057)
Net increase (decrease) in net assets resulting from share transactions	608,588,501	689,755,402
Total increase (decrease) in net assets	375,277,763	1,245,668,128

Net Assets
Beginning of period	5,059,903,702	3,814,235,574
End of period (including undistributed net investment income of $23,405,534 and undistributed net investment income of $66,066,708, respectively)	$ 5,435,181,465	$ 5,059,903,702
Other Information Shares
Sold	65,062,266	118,830,944
Issued in reinvestment of distributions	23,471,389	5,730,983
Redeemed	(50,318,436)	(80,479,587)
Net increase (decrease)	38,215,219	44,082,340

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.98	$ 15.02	$ 14.07	$ 14.68	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.24	.28	.25	.25	.14
Net realized and unrealized gain (loss)	.35	2.05	1.12	(.22)	1.81	2.86
Total from investment operations	.42	2.29	1.40	.03	2.06	3.00
Distributions from net investment income	(.22)	(.02)	(.25)	(.20)	(.18)	(.06)
Distributions from net realized gain	(1.01)	(.31)	(.20)	(.44)	(.11)	(.04)
Total distributions	(1.23)	(.33)	(.45)	(.64)	(.29)	(.09)G
Net asset value, end of period	$ 16.17	$ 16.98	$ 15.02	$ 14.07	$ 14.68	$ 12.91
Total ReturnB	2.70%	15.52%	10.27%	.45%	16.12%	30.03%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	.89%A	1.49%	1.96%	1.85%	1.83%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,435,181	$ 5,059,904	$ 3,814,236	$ 2,254,813	$ 927,418	$ 175,992
Portfolio turnover rate D	20%A	47%	27%	14%	39%	20%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	1.9
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.6	7.3
Fidelity Series Blue Chip Growth Fund Class F	6.5	6.3
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Fidelity Series Equity-Income Fund Class F	9.8	9.5
Fidelity Series Growth & Income Fund Class F	7.6	7.1
Fidelity Series Growth Company Fund Class F	7.7	7.4
Fidelity Series Intrinsic Opportunities Fund Class F	4.8	4.7
Fidelity Series Opportunistic Insights Fund Class F	5.0	4.6
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.1	1.1
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	6.4
	65.9	63.3
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.6	5.5
Fidelity Series International Growth Fund Class F	9.1	9.5
Fidelity Series International Small Cap Fund Class F	2.0	2.1
Fidelity Series International Value Fund Class F	9.0	9.6
	26.7	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.1
Fidelity Series High Income Fund Class F	4.4	6.6
Fidelity Series Investment Grade Bond Fund Class F	0.5	2.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.3	0.0
	0.8	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.7%
Bond Funds	6.6%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	7,681,211	$ 100,623,865
Fidelity Series 1000 Value Index Fund Class F (c)	4,997,885	55,976,307
Fidelity Series All-Sector Equity Fund Class F (c)	21,966,284	327,517,294
Fidelity Series Blue Chip Growth Fund Class F (c)	24,681,936	283,842,261
Fidelity Series Commodity Strategy Fund Class F (a)(c)	5,594,474	41,846,665
Fidelity Series Equity-Income Fund Class F (c)	32,767,932	426,310,796
Fidelity Series Growth & Income Fund Class F (c)	24,469,023	327,884,904
Fidelity Series Growth Company Fund Class F (c)	29,266,106	331,877,643
Fidelity Series Intrinsic Opportunities Fund Class F (c)	14,870,277	210,265,717
Fidelity Series Opportunistic Insights Fund Class F (c)	14,387,325	214,802,764
Fidelity Series Real Estate Equity Fund Class F (c)	2,915,274	37,198,902
Fidelity Series Small Cap Discovery Fund Class F (c)	5,073,657	49,823,308
Fidelity Series Small Cap Opportunities Fund Class F (c)	13,405,223	163,945,881
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	21,409,411	283,888,787
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,497,851,851)		2,855,805,094
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund Class F (c)	15,924,634	285,050,955
Fidelity Series International Growth Fund Class F (c)	28,032,030	392,728,744
Fidelity Series International Small Cap Fund Class F (c)	5,659,365	87,324,007
Fidelity Series International Value Fund Class F (c)	36,049,430	392,578,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,024,648,157)		1,157,681,998
Bond Funds - 6.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,777,555	$ 28,442,160
Fidelity Series Floating Rate High Income Fund Class F (c)	2,124,601	21,947,125
Fidelity Series High Income Fund Class F (c)	18,668,868	190,795,836
Fidelity Series Investment Grade Bond Fund Class F (c)	1,941,656	22,057,212
Fidelity Series Real Estate Income Fund Class F (c)	1,870,689	20,652,404
TOTAL BOND FUNDS (Cost $276,294,974)		283,894,737
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	21,201,015	21,201,015
Fidelity Short-Term Bond Fund Class F (c)	1,425,751	12,232,943
TOTAL SHORT-TERM FUNDS (Cost $33,448,212)		33,433,958
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,832,243,194)		4,330,815,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		(170,004)
NET ASSETS - 100%		$ 4,330,645,783
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 21,201,015	$ -	$ 389	$ 21,201,015
Fidelity Series 100 Index Fund Class F	75,274,302	23,513,052	4,476,685	-	100,623,865
Fidelity Series 1000 Value Index Fund Class F	50,619,150	7,283,226	4,383,023	-	55,976,307
Fidelity Series All-Sector Equity Fund Class F	289,963,763	37,199,757	16,373,715	-	327,517,294
Fidelity Series Blue Chip Growth Fund Class F	247,191,104	38,684,193	18,031,261	507,269	283,842,261
Fidelity Series Commodity Strategy Fund Class F	38,016,442	10,787,602	1,514,601	-	41,846,665
Fidelity Series Emerging Markets Debt Fund Class F	26,888,551	3,472,395	1,979,115	792,137	28,442,160
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 216,696,020	$ 69,235,334	$ 7,568,973	$ -	$ 285,050,955
Fidelity Series Equity-Income Fund Class F	375,951,952	60,445,324	25,894,789	4,309,967	426,310,796
Fidelity Series Floating Rate High Income Fund Class F	3,834,984	22,548,770	4,242,165	195,523	21,947,125
Fidelity Series Growth & Income Fund Class F	280,090,032	55,305,754	16,659,931	2,692,903	327,884,904
Fidelity Series Growth Company Fund Class F	293,247,654	30,315,835	6,010,196	-	331,877,643
Fidelity Series High Income Fund Class F	262,406,674	25,381,400	88,419,491	6,646,506	190,795,836
Fidelity Series International Growth Fund Class F	374,496,629	43,523,015	19,972,600	-	392,728,744
Fidelity Series International Small Cap Fund Class F	84,667,970	11,325,005	4,204,816	-	87,324,007
Fidelity Series International Value Fund Class F	377,702,134	43,049,691	18,592,182	-	392,578,292
Fidelity Series Intrinsic Opportunities Fund Class F	184,799,994	34,467,457	11,639,535	2,036,451	210,265,717
Fidelity Series Investment Grade Bond Fund Class F	83,062,491	15,184,851	77,126,030	1,035,766	22,057,212
Fidelity Series Opportunistic Insights Fund Class F	183,883,122	28,580,562	11,032,324	-	214,802,764
Fidelity Series Real Estate Equity Fund Class F	35,195,509	17,081,963	14,208,657	321,281	37,198,902
Fidelity Series Real Estate Income Fund Class F	18,880,645	3,727,007	1,497,168	525,812	20,652,404
Fidelity Series Small Cap Discovery Fund Class F	44,906,535	10,053,348	2,652,244	54,025	49,823,308
Fidelity Series Small Cap Opportunities Fund Class F	151,389,190	39,114,154	9,192,120	377,114	163,945,881
Fidelity Series Stock Selector Large Cap Value Fund Class F	251,228,133	35,931,726	18,157,888	-	283,888,787
Fidelity Short-Term Bond Fund Class F	-	12,247,197	-	2,693	12,232,943
Total	$ 3,950,392,980	$ 699,659,633	$ 383,829,509	$ 19,497,836	$ 4,330,815,787
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,832,243,194) - See accompanying schedule		$ 4,330,815,787
Receivable for investments sold		1,644
Receivable for fund shares sold		10,645,051
Total assets		4,341,462,482

Liabilities
Payable for investments purchased	$ 7,660,950
Payable for fund shares redeemed	2,984,439
Transfer agent fees payable	171,310
Total liabilities		10,816,699

Net Assets		$ 4,330,645,783
Net Assets consist of:
Paid in capital		$ 3,794,640,574
Undistributed net investment income		18,345,530
Accumulated undistributed net realized gain (loss) on investments		19,087,086
Net unrealized appreciation (depreciation) on investments		498,572,593
Net Assets, for 266,285,030 shares outstanding		$ 4,330,645,783
Net Asset Value, offering price and redemption price per share ($4,330,645,783 ÷ 266,285,030 shares)		$ 16.26

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,497,836

Expenses
Transfer agent fees	$ 981,327
Independent trustees' compensation	8,979
Total expenses		990,306
Net investment income (loss)		18,507,530
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,102,939
Capital gain distributions from underlying funds	23,269,849
Total net realized gain (loss)		24,372,788
Change in net unrealized appreciation (depreciation) on underlying funds		63,489,739
Net gain (loss)		87,862,527
Net increase (decrease) in net assets resulting from operations		$ 106,370,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,507,530	$ 51,346,412
Net realized gain (loss)	24,372,788	232,331,535
Change in net unrealized appreciation (depreciation)	63,489,739	216,623,771
Net increase (decrease) in net assets resulting from operations	106,370,057	500,301,718
Distributions to shareholders from net investment income	(51,349,044)	(4,183,728)
Distributions to shareholders from net realized gain	(232,360,183)	(61,363,019)
Total distributions	(283,709,227)	(65,546,747)
Share transactions Proceeds from sales of shares	913,761,595	1,659,411,166
Reinvestment of distributions	283,709,227	65,546,747
Cost of shares redeemed	(639,726,911)	(1,127,516,370)
Net increase (decrease) in net assets resulting from share transactions	557,743,911	597,441,543
Total increase (decrease) in net assets	380,404,741	1,032,196,514

Net Assets
Beginning of period	3,950,241,042	2,918,044,528
End of period (including undistributed net investment income of $18,345,530 and undistributed net investment income of $51,187,044, respectively)	$ 4,330,645,783	$ 3,950,241,042
Other Information Shares
Sold	55,255,693	104,032,436
Issued in reinvestment of distributions	17,956,280	4,335,101
Redeemed	(38,578,975)	(70,340,311)
Net increase (decrease)	34,632,998	38,027,226

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.05	$ 15.07	$ 14.11	$ 14.77	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.24	.27	.24	.24	.15
Net realized and unrealized gain (loss)	.35	2.07	1.13	(.27)	1.86	2.91
Total from investment operations	.42	2.31	1.40	(.03)	2.10	3.06
Distributions from net investment income	(.22)	(.02)	(.25)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.99)	(.31)	(.20)	(.44)	(.11)	(.05)
Total distributions	(1.21)	(.33)	(.44)H	(.63)	(.27)G	(.12)
Net asset value, end of period	$ 16.26	$ 17.05	$ 15.07	$ 14.11	$ 14.77	$ 12.94
Total ReturnB	2.67%	15.60%	10.26%	.06%	16.43%	30.59%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	.89%A	1.49%	1.94%	1.78%	1.77%	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,330,646	$ 3,950,241	$ 2,918,045	$ 1,705,495	$ 677,007	$ 117,894
Portfolio turnover rateD	18%A	48%	29%	14%	42%	24%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	1.9
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.6	6.4
Fidelity Series Blue Chip Growth Fund Class F	6.6	6.4
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Fidelity Series Equity-Income Fund Class F	9.8	9.8
Fidelity Series Growth & Income Fund Class F	7.5	7.4
Fidelity Series Growth Company Fund Class F	7.6	7.1
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.8
Fidelity Series Opportunistic Insights Fund Class F	5.0	4.7
Fidelity Series Real Estate Equity Fund Class F	0.9	1.1
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.2
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	6.5
	66.1	63.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.6	5.4
Fidelity Series International Growth Fund Class F	9.0	9.4
Fidelity Series International Small Cap Fund Class F	2.0	2.3
Fidelity Series International Value Fund Class F	8.9	9.6
	26.5	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.0*
Fidelity Series High Income Fund Class F	4.4	6.6
Fidelity Series Investment Grade Bond Fund Class F	0.5	2.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.3
	6.5	9.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.3	0.0
	0.9	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.1%
International Equity Funds	26.5%
Bond Funds	6.5%
Short-Term Funds	0.9%

Six months ago
Domestic Equity Funds**	63.5%
International Equity Funds	26.7%
Bond Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	1,295,309	$ 16,968,543
Fidelity Series 1000 Value Index Fund Class F (c)	847,458	9,491,525
Fidelity Series All-Sector Equity Fund Class F (c)	3,703,849	55,224,386
Fidelity Series Blue Chip Growth Fund Class F (c)	4,171,211	47,968,932
Fidelity Series Commodity Strategy Fund Class F (a)(c)	939,323	7,026,132
Fidelity Series Equity-Income Fund Class F (c)	5,498,168	71,531,164
Fidelity Series Growth & Income Fund Class F (c)	4,090,223	54,808,995
Fidelity Series Growth Company Fund Class F (c)	4,847,033	54,965,359
Fidelity Series Intrinsic Opportunities Fund Class F (c)	2,515,616	35,570,810
Fidelity Series Opportunistic Insights Fund Class F (c)	2,415,541	36,064,027
Fidelity Series Real Estate Equity Fund Class F (c)	495,553	6,323,256
Fidelity Series Small Cap Discovery Fund Class F (c)	936,727	9,198,660
Fidelity Series Small Cap Opportunities Fund Class F (c)	2,276,939	27,846,958
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	3,595,995	47,682,889
TOTAL DOMESTIC EQUITY FUNDS (Cost $443,036,280)		480,671,636
International Equity Funds - 26.5%

Fidelity Series Emerging Markets Fund Class F (c)	2,678,492	47,945,013
Fidelity Series International Growth Fund Class F (c)	4,643,078	65,049,516
Fidelity Series International Small Cap Fund Class F (c)	941,913	14,533,717
Fidelity Series International Value Fund Class F (c)	5,957,997	64,882,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $182,953,887)		192,410,830
Bond Funds - 6.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	446,490	$ 4,572,054
Fidelity Series Floating Rate High Income Fund Class F (c)	353,361	3,650,223
Fidelity Series High Income Fund Class F (c)	3,110,572	31,790,046
Fidelity Series Investment Grade Bond Fund Class F (c)	325,846	3,701,615
Fidelity Series Real Estate Income Fund Class F (c)	313,853	3,464,932
TOTAL BOND FUNDS (Cost $47,476,063)		47,178,870
Short-Term Funds - 0.9%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	3,936,107	3,936,107
Fidelity Short-Term Bond Fund Class F (c)	284,631	2,442,134
TOTAL SHORT-TERM FUNDS (Cost $6,381,087)		6,378,241
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $679,847,317)		726,639,577
NET OTHER ASSETS (LIABILITIES) - 0.0%		(28,521)
NET ASSETS - 100%		$ 726,611,056
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 3,936,107	$ -	$ 72	$ 3,936,107
Fidelity Series 100 Index Fund Class F	10,656,078	5,885,181	544,684	-	16,968,543
Fidelity Series 1000 Value Index Fund Class F	7,189,640	2,783,824	831,187	-	9,491,525
Fidelity Series All-Sector Equity Fund Class F	35,206,123	19,238,724	1,739,150	-	55,224,386
Fidelity Series Blue Chip Growth Fund Class F	35,034,182	14,316,509	3,810,007	82,432	47,968,932
Fidelity Series Commodity Strategy Fund Class F	5,636,764	2,427,237	164,342	-	7,026,132
Fidelity Series Emerging Markets Debt Fund Class F	3,710,480	1,057,110	186,801	120,550	4,572,054
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 29,803,002	$ 18,401,783	$ 914,913	$ -	$ 47,945,013
Fidelity Series Equity-Income Fund Class F	53,600,742	21,596,071	6,062,733	644,906	71,531,164
Fidelity Series Floating Rate High Income Fund Class F	56,679	4,135,671	512,885	22,629	3,650,223
Fidelity Series Growth & Income Fund Class F	40,332,280	17,226,385	4,079,642	404,624	54,808,995
Fidelity Series Growth Company Fund Class F	39,165,705	14,291,683	681,274	-	54,965,359
Fidelity Series High Income Fund Class F	36,432,429	7,009,438	10,303,269	1,003,415	31,790,046
Fidelity Series International Growth Fund Class F	51,886,010	16,295,431	2,108,355	-	65,049,516
Fidelity Series International Small Cap Fund Class F	12,372,156	3,624,169	725,591	-	14,533,717
Fidelity Series International Value Fund Class F	52,556,423	15,881,655	1,839,969	-	64,882,584
Fidelity Series Intrinsic Opportunities Fund Class F	26,409,477	11,614,159	2,726,925	336,627	35,570,810
Fidelity Series Investment Grade Bond Fund Class F	12,160,371	5,600,349	14,191,914	167,060	3,701,615
Fidelity Series Opportunistic Insights Fund Class F	26,030,199	10,156,288	2,220,363	-	36,064,027
Fidelity Series Real Estate Equity Fund Class F	5,860,474	5,693,882	5,031,573	43,317	6,323,256
Fidelity Series Real Estate Income Fund Class F	1,659,974	1,983,874	80,738	74,645	3,464,932
Fidelity Series Small Cap Discovery Fund Class F	6,582,268	3,336,100	275,425	8,674	9,198,660
Fidelity Series Small Cap Opportunities Fund Class F	21,354,847	11,042,786	1,716,712	62,358	27,846,958
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,624,913	13,562,501	3,681,333	-	47,682,889
Fidelity Short-Term Bond Fund Class F	-	2,444,980	-	538	2,442,134
Total	$ 549,321,216	$ 233,541,897	$ 64,429,785	$ 2,971,847	$ 726,639,577
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $679,847,317) - See accompanying schedule		$ 726,639,577
Receivable for investments sold		11
Receivable for fund shares sold		3,085,909
Total assets		729,725,497

Liabilities
Payable to custodian bank	$ 225
Payable for investments purchased	2,211,600
Payable for fund shares redeemed	874,315
Transfer agent fees payable	28,301
Total liabilities		3,114,441

Net Assets		$ 726,611,056
Net Assets consist of:
Paid in capital		$ 673,506,982
Undistributed net investment income		2,800,651
Accumulated undistributed net realized gain (loss) on investments		3,511,163
Net unrealized appreciation (depreciation) on investments		46,792,260
Net Assets, for 60,768,974 shares outstanding		$ 726,611,056
Net Asset Value, offering price and redemption price per share ($726,611,056 ÷ 60,768,974 shares)		$ 11.96

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,971,847

Expenses
Transfer agent fees	$ 150,763
Independent trustees' compensation	1,330
Total expenses		152,093
Net investment income (loss)		2,819,754
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	175,150
Capital gain distributions from underlying funds	3,781,493
Total net realized gain (loss)		3,956,643
Change in net unrealized appreciation (depreciation) on underlying funds		8,031,097
Net gain (loss)		11,987,740
Net increase (decrease) in net assets resulting from operations		$ 14,807,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,819,754	$ 5,444,404
Net realized gain (loss)	3,956,643	21,051,050
Change in net unrealized appreciation (depreciation)	8,031,097	27,788,141
Net increase (decrease) in net assets resulting from operations	14,807,494	54,283,595
Distributions to shareholders from net investment income	(5,453,804)	(238,637)
Distributions to shareholders from net realized gain	(21,293,535)	(2,600,273)
Total distributions	(26,747,339)	(2,838,910)
Share transactions Proceeds from sales of shares	284,630,514	437,597,445
Reinvestment of distributions	26,747,339	2,838,910
Cost of shares redeemed	(122,127,668)	(151,153,116)
Net increase (decrease) in net assets resulting from share transactions	189,250,185	289,283,239
Total increase (decrease) in net assets	177,310,340	340,727,924

Net Assets
Beginning of period	549,300,716	208,572,792
End of period (including undistributed net investment income of $2,800,651 and undistributed net investment income of $5,434,701, respectively)	$ 726,611,056	$ 549,300,716
Other Information Shares
Sold	23,556,836	38,298,258
Issued in reinvestment of distributions	2,301,836	263,353
Redeemed	(10,081,810)	(13,177,477)
Net increase (decrease)	15,776,862	25,384,134

Financial Highlights

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013	2012E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 10.64	$ 9.84	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.17	.22	.14
Net realized and unrealized gain (loss)	.26	1.53	.79	(.11)
Total from investment operations	.31	1.70	1.01	.03
Distributions from net investment income	(.12)	(.01)	(.15)	(.10)
Distributions from net realized gain	(.45)	(.12)	(.06)	(.08)
Total distributions	(.56)H	(.13)	(.21)	(.19)G
Net asset value, end of period	$ 11.96	$ 12.21	$ 10.64	$ 9.84
Total ReturnB	2.71%	16.15%	10.48%	.47%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05%A	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%A
Net investment income (loss)	.88%A	1.50%	2.17%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 726,611	$ 549,301	$ 208,573	$ 24,870
Portfolio turnover rateD	20%A	45%	27%	7%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

H Total distributions of $.56 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.449 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
% of fund's net assets
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3
Fidelity Series All-Sector Equity Fund Class F	7.5
Fidelity Series Blue Chip Growth Fund Class F	6.6
Fidelity Series Commodity Strategy Fund Class F	1.0
Fidelity Series Equity-Income Fund Class F	9.8
Fidelity Series Growth & Income Fund Class F	7.6
Fidelity Series Growth Company Fund Class F	7.9
Fidelity Series Intrinsic Opportunities Fund Class F	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.2
Fidelity Series Small Cap Opportunities Fund Class F	3.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5
66.1
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.5
Fidelity Series International Growth Fund Class F	9.1
Fidelity Series International Small Cap Fund Class F	2.0
Fidelity Series International Value Fund Class F	9.2
26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5
Fidelity Series High Income Fund Class F	4.3
Fidelity Series Investment Grade Bond Fund Class F	0.5
Fidelity Series Real Estate Income Fund Class F	0.5
6.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5
Fidelity Short-Term Bond Fund Class F	0.2
0.7
Net Other Assets (Liabilities)	0.0*
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Fidelity Freedom K® 2060 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	179	$ 2,341
Fidelity Series 1000 Value Index Fund Class F (c)	117	1,313
Fidelity Series All-Sector Equity Fund Class F (c)	509	7,593
Fidelity Series Blue Chip Growth Fund Class F (c)	578	6,651
Fidelity Series Commodity Strategy Fund Class F (a)(c)	130	975
Fidelity Series Equity-Income Fund Class F (c)	761	9,893
Fidelity Series Growth & Income Fund Class F (c)	569	7,629
Fidelity Series Growth Company Fund Class F (c)	702	7,959
Fidelity Series Intrinsic Opportunities Fund Class F (c)	348	4,921
Fidelity Series Opportunistic Insights Fund Class F (c)	334	4,982
Fidelity Series Real Estate Equity Fund Class F (c)	68	864
Fidelity Series Small Cap Discovery Fund Class F (c)	127	1,251
Fidelity Series Small Cap Opportunities Fund Class F (c)	309	3,775
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	496	6,580
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,742)		66,727
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund Class F (c)	366	6,546
Fidelity Series International Growth Fund Class F (c)	657	9,201
Fidelity Series International Small Cap Fund Class F (c)	133	2,054
Fidelity Series International Value Fund Class F (c)	847	9,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,604)		27,028
Bond Funds - 6.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	59	$ 599
Fidelity Series Floating Rate High Income Fund Class F (c)	50	513
Fidelity Series High Income Fund Class F (c)	429	4,386
Fidelity Series Investment Grade Bond Fund Class F (c)	45	514
Fidelity Series Real Estate Income Fund Class F (c)	44	481
TOTAL BOND FUNDS (Cost $6,585)		6,493
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	441	441
Fidelity Short-Term Bond Fund Class F (c)	27	231
TOTAL SHORT-TERM FUNDS (Cost $672)		672
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,603)		100,920
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7)
NET ASSETS - 100%		$ 100,913
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 441	$ -	$ -	$ 441
Fidelity Series 100 Index Fund Class F	-	2,523	264	-	2,341
Fidelity Series 1000 Value Index Fund Class F	-	1,419	134	-	1,313
Fidelity Series All-Sector Equity Fund Class F	-	8,244	904	-	7,593
Fidelity Series Blue Chip Growth Fund Class F	-	7,231	770	12	6,651
Fidelity Series Commodity Strategy Fund Class F	-	1,046	-	-	975
Fidelity Series Emerging Markets Debt Fund Class F	-	706	94	5	599
Fidelity Series Emerging Markets Fund Class F	-	6,833	-	-	6,546
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ -	$ 11,080	$ 1,432	$ -	$ 9,893
Fidelity Series Floating Rate High Income Fund Class F	-	522	5	3	513
Fidelity Series Growth & Income Fund Class F	-	8,422	867	-	7,629
Fidelity Series Growth Company Fund Class F	-	7,743	62	-	7,959
Fidelity Series High Income Fund Class F	-	5,230	793	39	4,386
Fidelity Series International Growth Fund Class F	-	9,391	106	-	9,201
Fidelity Series International Small Cap Fund Class F	-	2,142	29	-	2,054
Fidelity Series International Value Fund Class F	-	9,379	8	-	9,227
Fidelity Series Intrinsic Opportunities Fund Class F	-	5,554	527	48	4,921
Fidelity Series Investment Grade Bond Fund Class F	-	2,573	2,060	5	514
Fidelity Series Opportunistic Insights Fund Class F	-	5,384	577	-	4,982
Fidelity Series Real Estate Equity Fund Class F	-	1,056	124	5	864
Fidelity Series Real Estate Income Fund Class F	-	499	-	7	481
Fidelity Series Small Cap Discovery Fund Class F	-	1,354	80	-	1,251
Fidelity Series Small Cap Opportunities Fund Class F	-	4,491	482	9	3,775
Fidelity Series Stock Selector Large Cap Value Fund Class F	-	7,227	782	-	6,580
Fidelity Short-Term Bond Fund Class F	-	231	-	-	231
Total	$ -	$ 110,721	$ 10,100	$ 133	$ 100,920
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $100,603) - See accompanying schedule	$ 100,920

Liabilities
Transfer agent fees payable	7

Net Assets	$ 100,913
Net Assets consist of:
Paid in capital	$ 100,000
Undistributed net investment income	126
Accumulated undistributed net realized gain (loss) on investments	470
Net unrealized appreciation (depreciation) on investments	317
Net Assets, for 10,000 shares outstanding	$ 100,913
Net Asset Value, offering price and redemption price per share ($100,913 ÷ 10,000 shares)	$ 10.09

Statement of Operations

		For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 133

Expenses
Transfer agent fees		7
Net investment income (loss)		126
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19)
Capital gain distributions from underlying funds	489
Total net realized gain (loss)		470
Change in net unrealized appreciation (depreciation) on underlying funds		317
Net gain (loss)		787
Net increase (decrease) in net assets resulting from operations		$ 913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2060 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126
Net realized gain (loss)	470
Change in net unrealized appreciation (depreciation)	317
Net increase (decrease) in net assets resulting from operations	913
Share transactions Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	100,913

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $126)	$ 100,913
Other Information Shares
Sold	10,000
Net increase (decrease)	10,000

Financial Highlights

Period ended September 30, 2014E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01
Net realized and unrealized gain (loss)	.08
Total from investment operations	.09
Net asset value, end of period	$ 10.09
Total ReturnB	.90%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05%A
Expenses net of fee waivers, if any	.05%A
Expenses net of all reductions	.05%A
Net investment income (loss)	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101
Portfolio turnover rateD	10%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014 (Unaudited)

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund and Fidelity Freedom K® 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom K® Income Fund	$ 2,052,829,406	$ 101,183,777	$ (19,056,042)	$ 82,127,735
Fidelity Freedom K® 2005 Fund	439,269,590	34,447,233	(3,507,382)	30,939,851
Fidelity Freedom K® 2010 Fund	3,660,226,092	384,093,047	(28,847,658)	355,245,389
Fidelity Freedom K® 2015 Fund	6,317,843,750	686,293,573	(57,623,355)	628,670,218
Fidelity Freedom K® 2020 Fund	15,796,753,904	1,765,174,573	(148,204,677)	1,616,969,896
Fidelity Freedom K® 2025 Fund	11,110,658,100	1,351,561,388	(98,602,469)	1,252,958,919
Fidelity Freedom K® 2030 Fund	13,606,431,580	1,891,108,467	(79,044,031)	1,812,064,436
Fidelity Freedom K® 2035 Fund	8,381,387,841	1,216,899,405	(50,672,168)	1,166,227,237
Fidelity Freedom K® 2040 Fund	9,012,041,631	1,359,941,231	(52,049,785)	1,307,891,446
Fidelity Freedom K® 2045 Fund	4,798,835,045	666,217,609	(29,654,265)	636,563,344
Fidelity Freedom K® 2050 Fund	3,836,491,176	518,457,504	(24,132,893)	494,324,611
Fidelity Freedom K® 2055 Fund	680,337,984	52,809,240	(6,507,647)	46,301,593
Fidelity Freedom K® 2060 Fund	100,606	1,483	(1,169)	314

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	179,815,887	211,846,607
Fidelity Freedom K® 2005 Fund	54,835,679	75,871,326
Fidelity Freedom K® 2010 Fund	288,843,756	657,485,949
Fidelity Freedom K® 2015 Fund	669,462,886	1,034,048,447
Fidelity Freedom K® 2020 Fund	1,580,125,782	1,706,254,006
Fidelity Freedom K® 2025 Fund	1,463,014,500	1,062,540,790
Fidelity Freedom K® 2030 Fund	1,583,309,511	1,322,637,493
Fidelity Freedom K® 2035 Fund	1,269,181,875	950,876,212
Fidelity Freedom K® 2040 Fund	1,241,432,135	976,582,946
Fidelity Freedom K® 2045 Fund	816,137,318	523,506,864
Fidelity Freedom K® 2050 Fund	699,659,633	383,829,509
Fidelity Freedom K® 2055 Fund	233,541,897	64,429,785
Fidelity Freedom K® 2060 Fund	110,721	10,100

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Other. During the period, the investment adviser reimbursed Fidelity Freedom K® 2015 Fund for certain losses in the amount of $3,457.

Semiannual Report

5. Merger Information.

On July 25, 2014, the Fidelity Freedom K® Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom K® 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom K® Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or its shareholders. The Target Fund's net assets of $655,598,999, including securities of $654,936,024 and unrealized appreciation of $34,639,903, were combined with the Fidelity Freedom K® Income Fund's net assets of $1,523,134,246 for total net assets after the acquisition of $2,178,733,245.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 17,385,548
Total net realized gain (loss)	7,312,988
Total change in net unrealized appreciation (depreciation)	8,558,447
Net increase (decrease) in net assets resulting from operations	$ 33,256,983

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom K® Income Fund's accompanying Statement of Operations since July 25, 2014.

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom K® 2020 Fund	Fidelity Freedom K® 2030 Fund
Fidelity Series 1000 Value Index Fund	-	10%
Fidelity Series All-Sector Equity Fund	-	10%
Fidelity Series Blue Chip Growth Fund	-	11%
Fidelity Series Emerging Markets Fund	-	10%
Fidelity Series Equity-Income Fund	-	12%
Fidelity Series Growth & Income Fund	-	12%
Fidelity Series Growth Company Fund	-	11%
Fidelity Series Inflation-Protected Bond Index Fund	13%	-
Fidelity Series International Growth Fund	-	10%
Fidelity Series International Small Cap Fund	-	10%
Fidelity Series International Value Fund	-	10%
Fidelity Series Intrinsic Opportunities Fund	-	12%
Fidelity Series Investment Grade Bond Fund	17%	-
Fidelity Series Opportunistic Insights Fund	-	12%
Fidelity Series Real Estate Equity Fund	-	10%
Fidelity Series Small Cap Discovery Fund	-	12%
Fidelity Series Small Cap Opportunities Fund	-	10%
Fidelity Series Stock Selector Large Cap Value Fund	-	12%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds:

% of shares held
Fidelity Series 100 Index Fund	49%
Fidelity Series 1000 Value Index Fund	52%
Fidelity Series All-Sector Equity Fund	52%
Fidelity Series Blue Chip Growth Fund	59%
Fidelity Series Commodity Strategy Fund	42%
Fidelity Series Emerging Markets Debt Fund	51%
Fidelity Series Emerging Markets Fund	52%
Fidelity Series Equity-Income Fund	59%
Fidelity Series Floating Rate High Income Fund	51%
Fidelity Series Growth & Income Fund	59%
Fidelity Series Growth Company Fund	58%
Fidelity Series High Income Fund	51%
Fidelity Series Inflation-Protected Bond Index Fund	42%
Fidelity Series International Growth Fund	52%
Fidelity Series International Small Cap Fund	52%
Fidelity Series International Value Fund	52%
Fidelity Series Intrinsic Opportunities Fund	59%
Fidelity Series Investment Grade Bond Fund	48%
Fidelity Series Opportunistic Insights Fund	59%
Fidelity Series Real Estate Equity Fund	53%
Fidelity Series Real Estate Income Fund	51%
Fidelity Series Small Cap Discovery Fund	59%
Fidelity Series Small Cap Opportunities Fund	52%
Fidelity Series Stock Selector Large Cap Value Fund	59%

In addition, at the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fidelity Freedom K® 2060	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K 2060 Fund

On May 15, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Strategic Advisers, and also considered the fund's investment objective, strategies, and relevant investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity affiliates under the Advisory Contract and administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered the Investment Adviser's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio (excluding the fees and expenses of underlying funds) of the fund in reviewing the Advisory Contract and also considered that the fund will bear indirectly the expenses of the underlying Fidelity funds in which it invests. The Board noted that the fund would not pay a management fee for investment advisory services. In its review of the fund's projected total expense ratio, the Board considered that the fund pays transfer agent fees. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of the fund, with limited exceptions.

Based on its review, the Board concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom K® Funds (other than Fidelity Freedom K 2060 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods (for the most recent one-year period for Fidelity Freedom K 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2005 Fund

Freedom K® 2010 Fund

Semiannual Report

Freedom K® 2015 Fund

Freedom K® 2020 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2025 Fund

Freedom K® 2030 Fund

Semiannual Report

Freedom K® 2035 Fund

Freedom K® 2040 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2045 Fund

Freedom K® 2050 Fund

Semiannual Report

Freedom K® 2055 Fund

Freedom K® Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2060

The Bank of New York Mellon

New York, NY
2055

FF-K-USAN-1114
1.892600.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2014